UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

All-Asset Aggressive Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 8.8%
iShares Barclays Aggregate Bond Fund	4,045	$444,343

Total Exchange Traded Funds (Cost $445,054)		444,343

MUTUAL FUNDS†,1 — 74.7%
Alternatives Funds — 31.8%
RVT — U.S. Long Short Momentum Fund*	73,409	942,570
RVT — Multi-Hedge Strategies Fund*	10,520	234,277
RSF — Long Short Interest Rate Strategy Fund — Class H	7,464	177,932
RSF — Long/Short Commodities Strategy Fund — Class H	3,128	82,297
RVT — Managed Futures Strategy Fund*	3,597	70,394
RSF — Long Short Equity Strategy Fund — Class H*	1,883	50,314
RSF — Event Driven and Distressed Strategies Fund — Class H*	1,977	50,164

Total Alternatives Funds		1,607,948

Domestic Equity Funds — 26.7%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	44,359	489,276
SBL Fund — Series B (Large Cap Value Series)	17,487	485,622
SBL Fund — Series V (Mid Cap Value Series)	2,080	125,722
SBL Fund — Series J (Mid Cap Growth Series)	3,774	125,604
SBL Fund — Series Q (Small Cap Value Series)	1,598	59,885
SBL Fund — Series X (Small Cap Growth Series)	2,768	58,523

Total Domestic Equity Funds		1,344,632

Fixed Income Funds — 9.1%
SBL Fund — Series E (U.S. Intermediate Bond Series)	32,652	449,293
SBL Fund — Series P (High Yield Series)	409	11,551

Total Fixed Income Funds		460,844

International Equity Funds — 7.1%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	36,911	358,779

Total Mutual Funds (Cost $3,032,617)		3,772,203

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 13.9%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$703,374	703,374

Total Repurchase Agreement (Cost $703,374)		703,374

Total Investments — 97.4% (Cost $4,181,045)		$4,919,920

Other Assets & Liabilities, net — 2.6%		132,006
Total Net Assets — 100.0%		$5,051,926

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,121,600)	16	$41,418
June 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $50,975)	1	3,472
June 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $385,125)	5	2,790

(Total Aggregate Value of Contracts $1,557,700)		$47,680

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $122,500)	1	$530

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 Mexican Peso Futures Contracts (Aggregate Value of Contracts $38,800)	1	(428)
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $100,090)	1	(583)

(Total Aggregate Value of Contracts $138,890)		$(1,011)

FUTURES CONTRACTS SOLD SHORT†
June 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $91,554)	1	1,176
April 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $45,642)	1	945
June 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,244)	1	(2,601)

(Total Aggregate Value of Contracts $369,440)		$(480)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $166,775)	1	(738)

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds
RVT	Rydex Variable Trust
SBL	Security Benefit Life

All-Asset Conservative Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 13.4%
iShares Barclays Aggregate Bond Fund	13,984	$1,536,142
Total Exchange Traded Funds (Cost $1,530,548)		1,536,142
MUTUAL FUNDS†,1 — 64.8%
Alternatives Funds — 25.3%
RVT — U.S. Long Short Momentum Fund*	105,361	1,352,838
RVT — Multi-Hedge Strategies Fund*	33,114	737,449
RSF — Long Short Interest Rate Strategy Fund — Class H*	11,938	284,604
RVT — Managed Futures Strategy Fund*	8,349	163,386
RSF — Long/Short Commodities Strategy Fund — Class H*	4,718	124,126
RSF — Long Short Equity Strategy Fund — Class H*	4,251	113,592
RSF — Event Driven and Distressed Strategies Fund — Class H*	4,468	113,354
Total Alternatives Funds		2,889,349
Fixed Income Funds — 25.0%
SBL Fund — Series E (U.S. Intermediate Bond Series)	156,604	2,154,876
SBL Fund — Series P (High Yield Series)	24,399	689,527
Total Fixed Income Funds		2,844,403
Domestic Equity Funds — 12.3%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	49,240	543,120
SBL Fund — Series B (Large Cap Value Series)	19,420	539,287
SBL Fund — Series J (Mid Cap Growth Series)	4,136	137,639
SBL Fund — Series V (Mid Cap Value Series)	2,262	136,666
SBL Fund — Series Q (Small Cap Value Series)	619	23,199
SBL Fund — Series X (Small Cap Growth Series)	1,082	22,879
Total Domestic Equity Funds		1,402,790
International Equity Funds — 2.2%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	26,077	253,466
Total Mutual Funds (Cost $6,114,259)		7,390,008

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 20.1%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$2,298,576	2,298,576
Total Repurchase Agreement (Cost $2,298,576)		2,298,576
Total Investments — 98.3% (Cost $9,943,383)		$11,224,726
Other Assets & Liabilities, net — 1.7%		198,125
Total Net Assets — 100.0%		$11,422,851

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,051,500)	15	$38,670
June 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $50,975)	1	3,472
June 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $462,150)	6	3,348
June 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $141,381)	1	2,233
(Total Aggregate Value of Contracts $1,706,006)		$47,723
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 British Pound Futures Contracts (Aggregate Value of Contracts $99,913)	1	2,010
June 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $151,100)	1	160
June 2012 Mexican Peso Futures Contracts (Aggregate Value of Contracts $77,600)	2	(855)
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $200,180)	2	(1,165)
(Total Aggregate Value of Contracts $528,793)		$150
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,470,000)	12	$(6,587)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $138,613)	1	$(4,128)
FUTURE CONTRACTS SOLD SHORT†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $333,550)	2	$(4,659)
FUTURES CONTRACTS SOLD SHORT†
April 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $136,926)	3	2,833

All-Asset Conservative Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT† (continued)
June 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $91,554)	1	$1,176
June 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $112,331)	1	(676)

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT† (continued)
June 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,244)	1	(2,601)
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $165,400)	2	(7,164)
(Total Aggregate Value of Contracts $738,455)		$(6,432)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds
RVT	Rydex Variable Trust
SBL	Security Benefit Life

All-Asset Moderate Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 10.1%
iShares Barclays Aggregate Bond Fund	19,447	$2,136,253

Total Exchange Traded Funds (Cost $2,130,318)		2,136,253
MUTUAL FUNDS†,1 — 73.0%
Alternatives Funds — 29.2%
RVT — U.S. Long Short Momentum Fund*	265,471	3,408,653
RVT — Multi-Hedge Strategies Fund*	51,132	1,138,707
RSF — Long Short Interest Rate Strategy Fund — Class H*	26,538	632,657
RSF — Long/Short Commodities Strategy Fund — Class H*	12,218	321,460
RVT — Managed Futures Strategy Fund*	13,428	262,787
RSF — Event Driven and Distressed Strategies Fund — Class H*	8,352	211,883
RSF — Long Short Equity Strategy Fund — Class H*	7,916	211,513
Total Alternatives Funds		6,187,660
Fixed Income Funds — 19.7%
SBL Fund — Series E (U.S. Intermediate Bond Series)	292,124	4,019,629
SBL Fund — Series P (High Yield Series)	6,099	172,346
Total Fixed Income Funds		4,191,975
Domestic Equity Funds — 19.0%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	134,829	1,487,161
SBL Fund — Series B (Large Cap Value Series)	53,457	1,484,509
SBL Fund — Series J (Mid Cap Growth Series)	12,486	415,540
SBL Fund — Series V (Mid Cap Value Series)	6,864	414,793
SBL Fund — Series Q (Small Cap Value Series)	2,893	108,395
SBL Fund — Series X (Small Cap Growth Series)	5,046	106,681
Total Domestic Equity Funds		4,017,079
International Equity Funds — 5.1%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	111,425	1,083,054
Total Mutual Funds (Cost $12,825,848)		15,479,768

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 14.9%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$3,154,703	3,154,703
Total Repurchase Agreement (Cost $3,154,703)		3,154,703
Total Investments — 98.0% (Cost $18,110,869)		$20,770,724
Other Assets & Liabilities, net — 2.0%		420,942
Total Net Assets — 100.0%		$21,191,666

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,434,900)	49	$128,677
June 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,078,350)	14	7,812
June 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $101,950)	2	6,943
June 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $141,381)	1	2,233
April 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $131,615)	1	(6,757)
(Total Aggregate Value of Contracts $4,888,196)		$138,908
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 British Pound Futures Contracts (Aggregate Value of Contracts $99,913)	1	$2,010
June 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $151,100)	1	160
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $300,270)	3	(1,748)
June 2012 Mexican Peso Futures Contracts (Aggregate Value of Contracts $194,000)	5	(2,138)
(Total Aggregate Value of Contracts $745,283)		$(1,716)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $980,000)	8	$(1,814)
FUTURES CONTRACTS SOLD SHORT†
April 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $228,209)	5	$4,722
June 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $91,554)	1	1,176

All-Asset Moderate Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT† (continued)
June 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $224,662)	2	$(1,352)
June 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,244)	1	(2,601)

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT† (continued)
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $165,400)	2	$(7,164)
(Total Aggregate Value of Contracts $942,069)		$(5,219)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $500,326)	3	$(5,397)
June 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $277,225)	2	(8,254)
(Total Aggregate Value of Contracts $777,551)		$(13,651)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds
RVT	Rydex Variable Trust
SBL	Security Benefit Life

Alternative Strategies Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
CURRENCY EXCHANGE TRADED FUNDS† — 4.5%
PowerShares DB G10 Currency Harvest Fund*	9,639	$241,071
iShares Barclays Aggregate Bond Fund	727	79,861

Total Currency Exchange Traded Funds (Cost $272,500)		320,932

MUTUAL FUNDS†,1 — 92.7%
Alternatives Funds — 90.6%
RSF — Long Short Equity Strategy Fund — Class H	51,000	1,362,718
RVT — Multi-Hedge Strategies Fund*	57,660	1,284,099
RSF — Event Driven and Distressed Strategies Fund — Class H	48,505	1,230,571
RVT — Managed Futures Strategy Fund	52,865	1,034,578
RSF — Long Short Interest Rate Strategy Fund — Class H	33,591	800,815
RSF — Long/Short Commodities Strategy Fund — Class H	20,266	533,191
RVT — Commodities Strategy Fund	13,746	164,263

Total Alternatives Funds		6,410,235

Specialty Funds — 2.1%
RVT — Real Estate Fund	5,262	151,541

Total Mutual Funds (Cost $6,385,161)		6,561,776

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 1.8%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$127,843	127,843

Total Repurchase Agreement (Cost $127,843)		127,843

Total Investments — 99.0% (Cost $6,785,504)		$7,010,551

Other Assets & Liabilities, net — 1.0%		68,439

Total Net Assets — 100.0%		$7,078,990

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $50,975)	1	$3,472

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED† (continued)
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $70,100)	1	$2,749

(Total Aggregate Value of Contracts $121,075)		$6,221

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $122,500)	1	530

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 Mexican Peso Futures Contracts (Aggregate Value of Contracts $38,800)	1	(428)
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $100,090)	1	(583)

(Total Aggregate Value of Contracts $138,890)		$(1,011)

FUTURES CONTRACTS SOLD SHORT†
April 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $91,284)	2	1,889
June 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $91,554)	1	1,176
June 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $77,025)	1	(20)
June 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $112,330)	1	(676)
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $82,700)	1	(3,582)

(Total Aggregate Value of Contracts $454,893)		$(1,213)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $166,775)	1	(738)
June 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $138,613)	1	(4,127)

(Total Aggregate Value of Contracts $305,388)		$(4,865)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds
RVT	Rydex Variable Trust

Amerigo Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 99.8%
United States of America — 76.2%
Vanguard Mid-Capital ETF	146,800	$11,975,943
iShares Russell Midcap Index Fund	80,900	8,957,248
Vanguard Small-Capital ETF	92,900	7,313,088
SPDR S&P 500 ETF Trust	50,700	7,134,504
iShares Russell 1000 Growth Index Fund	107,900	7,130,032
Energy Select Sector SPDR Fund	92,600	6,642,198
SPDR S&P MidCap 400 ETF Trust	36,100	6,522,187
Vanguard Extended Market ETF	89,900	5,334,666
iShares Russell 2000 Index Fund	58,400	4,838,440
Vanguard Large-Capital ETF	74,900	4,825,807
iShares Russell Midcap Growth Index Fund	71,900	4,520,353
Powershares QQQ Trust Series 1	65,900	4,451,545
Vanguard Total Stock Market ETF	59,000	4,263,340
Health Care Select Sector SPDR Fund	74,700	2,807,973
Technology Select Sector SPDR Fund	82,400	2,484,360
iShares S&P MidCap 400 Index Fund	22,600	2,242,372
iShares Nasdaq Biotechnology Index Fund	18,100	2,231,730
iShares S&P 500 Index Fund	15,000	2,118,150
iShares High Dividend Equity Fund	36,000	2,057,400
RevenueShares Large Capital ETF	74,900	1,956,748
Consumer Staples Select Sector SPDR Fund	52,400	1,785,792
iShares Dow Jones US Pharmaceuticals Index Fund	18,100	1,503,386
SPDR S&P Biotech ETF*	18,100	1,454,878
Vanguard Value ETF	24,300	1,401,624
PowerShares DB Precious Metals Fund*	23,800	1,388,492
PowerShares DB Gold Fund*	23,800	1,375,164
iShares S&P 100 Index Fund	19,600	1,255,184
SPDR S&P Pharmaceuticals ETF	21,000	1,199,100
Vanguard Dividend Appreciation ETF	17,800	1,042,190
Barclays ETN+long C note*,1	6,100	1,002,474
iShares Morningstar Large Value Index Fund	15,000	948,450
SPDR Dow Jones Industrial Average ETF Trust	6,000	790,740
Financial Select Sector SPDR Fund	30,000	473,400
United States Commodity Index Fund*	6,100	373,747
Vanguard Mega Capital 300 ETF	3,100	149,575

Total United States of America		115,952,280

	Shares	Value
EXCHANGE TRADED FUNDS† — 99.8% (continued)
Emerging Markets — 9.6%
Vanguard MSCI Emerging Markets ETF	155,900	$6,776,973
iShares MSCI Emerging Markets Index Fund	113,900	4,890,866
SPDR S&P BRIC 40 ETF	54,100	1,334,106
iShares MSCI BRIC Index Fund	21,000	858,480
Vanguard FTSE All-World ex-US ETF	15,000	663,000

Total Emerging Markets		14,523,425

Asian Pacific Region ex Japan — 3.2%
iShares MSCI All Country Asia ex-Japan Index Fund	52,300	2,951,812
iShares MSCI Pacific ex-Japan Index Fund	42,100	1,832,192

Total Asian Pacific Region ex Japan		4,784,004

China — 2.7%
SPDR S&P China ETF	51,100	3,493,707
iShares S&P Asia 50 Index Fund	15,000	667,500

Total China		4,161,207

Asian Pacific Region — 2.2%
SPDR S&P Emerging Asia Pacific ETF	45,100	3,344,165

Latin American Region — 1.9%
iShares S&P Latin America 40 Index Fund	59,900	2,854,235

Germany — 1.8%
iShares MSCI Germany Index Fund	119,900	2,790,073

Global — 1.0%
iShares S&P Global 100 Index Fund	21,100	1,341,749
iShares S&P Global Energy Sector Index Fund	3,100	123,287

Total Global		1,465,036

Canada — 0.7%
iShares MSCI Canada Index Fund	39,100	1,108,094

Sweden — 0.4%
iShares MSCI Sweden Index Fund	20,900	606,309

Europe — 0.1%
Vanguard MSCI European ETF	2,500	115,225

Total Exchange Traded Funds (Cost $134,907,552)		151,704,053

SHORT TERM INVESTMENTS†† — 0.9%
First American Treasury Obligations Fund	1,435,335	1,435,335

Total Short Term Investments (Cost $1,435,335)		1,435,335

Total Investments — 100.7% (Cost $136,342,887)		$153,139,388

Other Assets & Liabilities, net — (0.7)%		(1,013,149)

Total Net Assets — 100.0%		$152,126,239

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated Security — SeeNote 5.

Banking Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Regional Banks — 45.5%
PNC Financial Services Group, Inc.	6,212	$400,611
BB&T Corp.	10,186	319,738
SunTrust Banks, Inc.	10,101	244,140
Fifth Third Bancorp	17,154	241,014
M&T Bank Corp.	2,620	227,626
Regions Financial Corp.	31,730	209,101
CIT Group, Inc.*	4,683	193,127
KeyCorp	22,553	191,701
Huntington Bancshares, Inc.	24,848	160,270
First Republic Bank*	4,520	148,889
Zions Bancorporation	6,194	132,923
Commerce Bancshares, Inc.	3,202	129,745
Cullen/Frost Bankers, Inc.	2,202	128,134
First Niagara Financial Group, Inc.	12,682	124,791
East West Bancorp, Inc.	5,378	124,178
Hancock Holding Co.	3,309	117,503
Signature Bank*	1,823	114,922
SVB Financial Group*	1,750	112,595
City National Corp.	2,140	112,286
First Horizon National Corp.	10,516	109,156
Valley National Bancorp	8,172	105,827
Associated Banc-Corp.	7,430	103,723
Bank of Hawaii Corp.	2,101	101,583
Fulton Financial Corp.	9,435	99,068
Prosperity Bancshares, Inc.	2,160	98,928
Webster Financial Corp.	4,179	94,738
TCF Financial Corp.	7,794	92,671
FirstMerit Corp.	5,461	92,072
UMB Financial Corp.	2,040	91,259
FNB Corp.	7,280	87,942
Trustmark Corp.	3,449	86,156
Umpqua Holdings Corp.	6,262	84,913
Iberiabank Corp.	1,585	84,750
Susquehanna Bancshares, Inc.	8,520	84,178
United Bankshares, Inc.	2,780	80,231
Cathay General Bancorp	4,493	79,526
Westamerica Bancorporation	1,641	78,768
National Penn Bancshares, Inc.	8,810	77,969
Wintrust Financial Corp.	2,169	77,629
Texas Capital Bancshares, Inc.*	2,230	77,203
CVB Financial Corp.	6,560	77,014
Old National Bancorp	5,856	76,948
BancorpSouth, Inc.	5,629	75,823
Community Bank System, Inc.	2,520	72,526
PrivateBancorp, Inc.	4,690	71,147
Bank of the Ozarks, Inc.	2,250	70,335

Total Regional Banks		5,765,377

Diversified Banks — 29.7%
U.S. Bancorp	16,003	506,976
Wells Fargo & Co.	14,786	504,794
Itau Unibanco Holding S.A. ADR	9,083	174,303
Banco Bradesco S.A. ADR	9,812	171,710
Comerica, Inc.	5,254	170,019

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Diversified Banks — 29.7% (continued)
New York Community Bancorp, Inc.	12,218	$169,952
ICICI Bank Ltd. ADR	4,689	163,505
HSBC Holdings plc ADR	3,551	157,629
HDFC Bank Ltd. ADR	4,475	152,598
Toronto-Dominion Bank	1,794	152,400
Credicorp Ltd.	1,155	152,252
Barclays plc ADR	9,831	148,940
Bank of Montreal	2,493	148,134
Royal Bank of Canada	2,523	146,460
Banco Santander Chile ADR	1,690	145,492
BanColombia S.A. ADR	2,240	144,838
Bank of Nova Scotia	2,570	144,023
Canadian Imperial Bank of Commerce	1,820	139,212
Banco Santander Brasil S.A. ADR	15,010	137,642
Banco Santander S.A. ADR	17,484	134,102

Total Diversified Banks		3,764,981

Other Diversified Financial Services — 12.8%
JPMorgan Chase & Co.	11,181	514,102
Bank of America Corp.	51,721	494,970
Citigroup, Inc.	13,324	486,992
ING Groep N.V. ADR*	15,537	129,268

Total Other Diversified Financial Services		1,625,332

Thrifts & Mortgage Finance — 5.6%
People’s United Financial, Inc.	11,200	148,288
Hudson City Bancorp, Inc.	18,059	132,011
Ocwen Financial Corp.*	6,140	95,968
Capitol Federal Financial, Inc.	8,062	95,615
Washington Federal, Inc.	5,382	90,525
Northwest Bancshares, Inc.	5,915	75,121
Astoria Financial Corp.	6,759	66,644

Total Thrifts & Mortgage Finance		704,172

Asset Management & Custody Banks — 2.9%
Bank of New York Mellon Corp.	15,187	366,462

Diversified Capital Markets — 2.3%
Deutsche Bank AG	3,075	153,104
UBS AG*	10,348	145,079

Total Diversified Capital Markets		298,183

Mortgage REIT’s — 0.7%
CapitalSource, Inc.	12,535	82,731

Total Common Stocks
(Cost $11,115,547)		12,607,238

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$61,539	61,539

Total Repurchase Agreement (Cost $61,539)		61,539

Total Investments — 100.0% (Cost $11,177,086)		$12,668,777

Other Assets & Liabilitites, net — 0.0%		348

Total Net Assets - 100.0%		$12,669,125

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Gold — 18.7%
Barrick Gold Corp.	10,577	459,888
Goldcorp, Inc.	9,484	427,349
Newmont Mining Corp.	6,724	344,739
AngloGold Ashanti Ltd. ADR	7,046	260,138
Yamana Gold, Inc.	15,266	238,455
Cia de Minas Buenaventura S.A. ADR	5,837	235,289
Kinross Gold Corp.	23,453	229,605
Gold Fields Ltd. ADR	15,859	220,440
Randgold Resources Ltd. ADR	2,093	184,142
Agnico-Eagle Mines Ltd.	4,976	166,099
Eldorado Gold Corp.	11,582	159,137
IAMGOLD Corp.	11,162	148,343
Royal Gold, Inc.	2,133	139,114

Total Gold		3,212,738

Diversified Metals & Mining — 14.7%
Freeport-McMoRan Copper & Gold, Inc.	10,913	415,130
Vale S.A. ADR	17,544	409,302
Southern Copper Corp.	11,553	366,346
Ivanhoe Mines Ltd.*	14,361	226,042
BHP Billiton Ltd. ADR	3,114	225,454
Rio Tinto plc ADR	3,887	216,078
Teck Resources Ltd. — Class B	5,231	186,537
Walter Energy, Inc.	2,232	132,157
Molycorp, Inc.*	3,690	124,833
Compass Minerals International, Inc.	1,520	109,045
Titanium Metals Corp.	7,833	106,215

Total Diversified Metals & Mining		2,517,139

Specialty Chemicals — 12.7%
LyondellBasell Industries N.V. — Class A	8,100	353,564
Ecolab, Inc.	4,888	301,687
Sherwin-Williams Co.	2,190	237,987
Sigma-Aldrich Corp.	2,865	209,317
Celanese Corp. — Class A	4,131	190,770
Albemarle Corp.	2,628	167,982
International Flavors & Fragrances, Inc.	2,649	155,231
Valspar Corp.	3,101	149,747
WR Grace & Co.*	2,512	145,194
Rockwood Holdings, Inc.*	2,704	141,014
Cytec Industries, Inc.	1,935	117,629

Total Specialty Chemicals		2,170,122

Diversified Chemicals — 11.8%
EI du Pont de Nemours & Co.	9,372	495,778
Dow Chemical Co.	12,929	447,861
PPG Industries, Inc.	2,834	271,497
FMC Corp.	1,870	197,958
Eastman Chemical Co.	3,636	187,945
Ashland, Inc.	2,510	153,261
Solutia, Inc.	4,680	130,759
Huntsman Corp.	9,154	128,248

Total Diversified Chemicals		2,013,307

Steel — 9.6%
Nucor Corp.	5,990	257,272
Cliffs Natural Resources, Inc.	3,132	216,922

	Shares	Value
ArcelorMittal	9,454	180,855
Gerdau S.A. ADR	17,180	165,443
Cia Siderurgica Nacional S.A. ADR	16,307	154,264
Allegheny Technologies, Inc.	3,496	143,930
Reliance Steel & Aluminum Co.	2,544	143,685
United States Steel Corp.	4,849	142,415
Steel Dynamics, Inc.	8,395	122,063
Carpenter Technology Corp.	2,230	116,473

Total Steel		1,643,322

Fertilizers & Agricultural Chemicals — 9.5%
Monsanto Co.	5,799	462,528
Mosaic Co.	6,034	333,620
Potash Corporation of Saskatchewan, Inc.	6,417	293,193
CF Industries Holdings, Inc.	1,311	239,454
Agrium, Inc.	2,051	177,145
Scotts Miracle-Gro Co. — Class A	2,395	129,713

Total Fertilizers & Agricultural Chemicals		1,635,653

Industrial Gases — 5.3%
Praxair, Inc.	3,652	418,666
Air Products & Chemicals, Inc.	3,383	310,559
Airgas, Inc.	2,071	184,257

Total Industrial Gases		913,482

Paper Products — 3.3%
International Paper Co.	7,803	273,885
MeadWestvaco Corp.	5,215	164,742
Domtar Corp.	1,345	128,286

Total Paper Products		566,913

Precious Metals & Minerals — 3.1%
Silver Wheaton Corp.	7,305	242,527
Pan American Silver Corp.	4,870	107,432
Coeur d’Alene Mines Corp.*	4,243	100,729
Stillwater Mining Co.*	6,532	82,564

Total Precious Metals & Minerals		533,252

Construction Materials — 2.9%
Cemex SAB de CV ADR*	24,974	193,800
Vulcan Materials Co.	3,749	160,195
Martin Marietta Materials, Inc.	1,580	135,295

Total Construction Materials		489,290

Metal & Glass Containers — 2.8%
Ball Corp.	4,346	186,356
Crown Holdings, Inc.*	4,425	162,973
Owens-Illinois, Inc.*	5,834	136,166

Total Metal & Glass Containers		485,495

Paper Packaging — 2.4%
Rock-Tenn Co. — Class A	2,260	152,685
Sealed Air Corp.	6,913	133,490
Bemis Company, Inc.	4,030	130,129

Total Paper Packaging		416,304

Forest Products — 1.4%
Weyerhaeuser Co.	10,928	239,542

Aluminum — 1.3%
Alcoa, Inc.	22,506	225,510

Total Common Stocks (Cost $8,837,706)		17,062,069

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$121,324	121,324

Total Repurchase Agreement (Cost $121,324)		121,324

Value

Total Investments — 100.2% (Cost $8,959,030)	$17,183,393

Other Assets & Liabilities, net — (0.2)%	(36,018)

Total Net Assets — 100.0%	$17,147,375

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Biotechnology Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6%
Biotechnology — 88.1%
Amgen, Inc.	29,599	$2,012,435
Gilead Sciences, Inc.*	34,608	1,690,600
Celgene Corp.*	20,796	1,612,105
Biogen Idec, Inc.*	12,214	1,538,597
Alexion Pharmaceuticals, Inc.*	12,373	1,148,957
Regeneron Pharmaceuticals, Inc.*	7,614	887,945
Vertex Pharmaceuticals, Inc.*	19,595	803,591
Amylin Pharmaceuticals, Inc.*	28,037	699,804
BioMarin Pharmaceutical, Inc.*	15,820	541,835
Alkermes plc*	24,701	458,204
Medivation, Inc.*	6,093	455,269
Cepheid, Inc.*	10,773	450,635
Cubist Pharmaceuticals, Inc.*	10,414	450,406
Ariad Pharmaceuticals, Inc.*	27,960	445,962
Incyte Corporation Ltd.*	22,785	439,751
United Therapeutics Corp.*	9,132	430,391
Onyx Pharmaceuticals, Inc.*	11,383	428,911
Seattle Genetics, Inc.*	21,012	428,225
Pharmacyclics, Inc.*	13,910	386,142
Myriad Genetics, Inc.*	16,050	379,743
Dendreon Corp.*	33,808	360,224
Theravance, Inc.*	18,260	356,070
Human Genome Sciences, Inc.*	42,457	349,846
Halozyme Therapeutics, Inc.*	26,290	335,460
Amarin Corp. plc ADR*	27,400	310,168
Idenix Pharmaceuticals, Inc.*	27,940	273,533
Acorda Therapeutics, Inc.*	10,217	271,261
InterMune, Inc.*	17,986	263,855
PDL BioPharma, Inc.	40,747	258,743
Momenta Pharmaceuticals, Inc.*	15,922	243,925

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Biotechnology — 88.1% (continued)
Exelixis, Inc.*	45,360	$234,965
Spectrum Pharmaceuticals, Inc.*	18,280	230,876
Achillion Pharmaceuticals, Inc.*	23,150	221,777

Total Biotechnology		19,400,211

Life Sciences Tools & Services — 11.5%
Life Technologies Corp.*	16,910	825,546
Illumina, Inc.*	13,678	719,600
Charles River Laboratories International, Inc.*	10,100	364,509
Bio-Rad Laboratories, Inc. — Class A*	3,070	318,328
Techne Corp.	4,286	300,449

Total Life Sciences Tools & Services		2,528,432

Total Common Stocks (Cost $14,902,556)		21,928,643

RIGHTS — 0.0%
Clinical Data, Inc. Expires 12/31/20*,†††,1	4,730	—

Total Rights (Cost $—)		—

	Face Amount
REPURCHASE AGREEMENT††,2 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$139,738	139,738

Total Repurchase Agreement (Cost $139,738)		139,738

Total Investments — 100.2% (Cost $15,042,294)		$22,068,381

Other Assets & Liabilities, net — (0.2)%		(45,173)

Total Net Assets — 100.0%		$22,023,208

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Clermont Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 0.5%
Financials — 0.5%
Berkshire Hathaway, Inc. — Class B*	4,500	$365,175

Total Common Stocks (Cost $350,750)		365,175

EXCHANGE TRADED FUNDS† — 90.3%
United States of America — 79.0%
iShares Barclays Credit Bond Fund	79,000	8,667,881
SPDR S&P 500 ETF Trust	44,800	6,304,256
iShares iBoxx $ High Yield Corporate Bond Fund	65,000	5,904,600
iShares iBoxx Investment Grade Corporate Bond Fund	42,500	4,917,250
SPDR Barclays Capital High Yield Bond ETF	88,200	3,472,434
Vanguard Total Stock Market ETF	33,400	2,413,484
iShares S&P 500 Index Fund	16,200	2,287,602
SPDR S&P MidCap 400 ETF Trust	11,900	2,149,973
Vanguard Mid-Capital ETF	24,100	1,966,078
SPDR Dow Jones Industrial Average ETF Trust	14,700	1,937,313
Vanguard Total Bond Market ETF	20,300	1,690,584
iShares High Dividend Equity Fund	29,000	1,657,350
Vanguard Small-Capital ETF	20,600	1,621,632
Vanguard Large-Capital ETF	24,700	1,591,421
Vanguard Extended Market ETF	24,100	1,430,094
iShares Russell Midcap Index Fund	11,600	1,284,352
iShares Morningstar Large Value Index Fund	14,800	935,804
Vanguard Dividend Appreciation ETF	14,900	872,395
Powershares QQQ Trust Series 1	12,700	857,885
Energy Select Sector SPDR Fund	11,900	853,587
Consumer Staples Select Sector SPDR Fund	23,200	790,656
iShares Russell 1000 Growth Index Fund	11,900	786,352
Health Care Select Sector SPDR Fund	20,300	763,077
Vanguard Value ETF	13,000	749,840
PowerShares DB Precious Metals Fund*	11,300	659,242
PowerShares DB Gold Fund*	11,300	652,914
Vanguard Intermediate-Term Corporate Bond ETF	7,600	636,500
RevenueShares Large Capital ETF	20,300	530,333
iShares Dow Jones US Pharmaceuticals Index Fund	6,100	506,666
iShares Russell 2000 Index Fund	6,100	505,385
iShares Barclays Intermediate Credit Bond Fund	4,500	489,825
iShares S&P MidCap 400 Index Fund	4,300	426,646
iShares S&P 100 Index Fund	6,100	390,644
SPDR S&P Pharmaceuticals ETF	5,800	331,180
United States Commodity Index Fund*	4,200	257,334

	Shares	Value
EXCHANGE TRADED FUNDS† — 90.3% (continued)
United States of America — 79.0% (continued)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	6,300	$213,507
iShares Diversified Alternatives Trust*	2,900	141,288
PIMCO Enhanced Short Maturity Strategy Fund	1,300	131,339
PowerShares DB Commodity Index Tracking Fund*	4,200	120,876
iShares Barclays 1-3 Year Credit Bond Fund	900	94,581
Vanguard Intermediate-Term Bond ETF	1,000	86,960
Vanguard Short-Term Corporate Bond ETF	900	71,172
iShares Barclays 3-7 Year Treasury Bond Fund	300	36,330
iShares Barclays Aggregate Bond Fund	300	32,955
iShares Barclays 7-10 Year Treasury Bond Fund	300	30,984
SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,477
Vanguard Long-Term Corporate Bond ETF	300	25,530
iShares S&P 500 Growth Index Fund	300	22,611
iShares S&P 500 Value Index Fund	300	19,479
iShares 10+ Year Credit Bond Fund	300	17,331
SPDR Barclays Capital Aggregate Bond ETF	300	17,328
SPDR Barclays Capital Long Term Credit Bond ETF	300	11,595

Total United States of America		62,393,912

Emerging Markets — 5.6%
Vanguard MSCI Emerging Markets ETF	58,100	2,525,607
Vanguard FTSE All-World ex-US ETF	17,800	786,760
iShares MSCI Emerging Markets Index Fund	11,900	510,986
Vanguard Total World Stock Index Fund ETF	4,600	222,042
SPDR S&P BRIC 40 ETF	8,900	219,474
Vanguard Short-Term Bond ETF	1,500	121,425

Total Emerging Markets		4,386,294

Asian Pacific Region ex Japan — 1.6%
iShares MSCI All Country Asia ex-Japan Index Fund	11,900	671,636
iShares MSCI Pacific ex-Japan Index Fund	14,400	626,688

Total Asian Pacific Region ex Japan		1,298,324

Asian Pacific Region — 1.4%
SPDR S&P Emerging Asia Pacific ETF	11,900	882,385
Vanguard MSCI Pacific ETF	4,600	244,444

Total Asian Pacific Region		1,126,829

Clermont Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 90.3% (continued)
Global — 1.3%
iShares S&P Global 100 Index Fund	16,000	$1,017,440

Germany — 0.7%
iShares MSCI Germany Index Fund	22,900	532,883

Latin American Region — 0.4%
iShares S&P Latin America 40 Index Fund	6,100	290,665

Europe — 0.3%
Vanguard MSCI European ETF	4,500	207,405

Total Exchange Traded Funds (Cost $64,257,391)		71,253,752

SHORT TERM INVESTMENTS†† — 1.4%
First American Treasury Obligations Fund	1,070,285	1,070,285

Total Short Term Investments (Cost $1,070,285)		1,070,285

	Face Amount
CORPORATE BONDS†† — 8.2%
Financials — 2.7%
Mutual of Omaha Insurance Co. 6.80% due 06/15/36[1,2]	$725,000	$770,276
HSBC Finance Corp. 7.00% due 05/15/12	482,000	485,481
Goldman Sachs Group, Inc. 5.95% due 01/15/27	482,000	482,158
Morgan Stanley 5.50% due 09/30/173	400,000	385,414

Total Financials		2,123,329

Materials — 1.7%
Alcoa, Inc. 5.87% due 02/23/22	793,000	826,267

	Face Amount	Value
CORPORATE BONDS†† — 8.2% (continued)
Materials — 1.7% (continued)
Chevron Phillips Chemical Company LLC 8.25% due 06/15/19[1,2]	$416,000	$544,812

Total Materials		1,371,079

Energy — 1.2%
Enogex LLC 6.25% due 03/15/20[1,2]	520,000	577,728
Sunoco, Inc. 4.88% due 10/15/14	376,000	392,325

Total Energy		970,053

Health Care — 0.9%
Agilent Technologies, Inc. 6.50% due 11/01/17	577,000	694,000

Utilities — 0.7%
Westar Energy, Inc. 6.00% due 07/01/14	468,000	513,391

Consumer Staples — 0.4%
Bunge Ltd. Finance Corp. 8.50% due 06/15/19	274,000	334,716

Industrials — 0.4%
Timken Co. 6.00% due 09/15/14	300,000	327,177

Electric Utilities — 0.2%
Israel Electric Corp. Ltd. 7.25% due 01/15/19[1,2]	140,000	142,896

Total Corporate Bonds (Cost $5,670,316)		6,476,641

Total Investments — 100.4% (Cost $71,348,742)		$79,165,853

Other Assets & Liabilities, net — (0.4)%		(325,012)

Total Net Assets — 100.0%		$78,840,841

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,035,712 (cost $1,725,391), or 2.6% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2012.

Commodities Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 36.1%
Federal Home Loan Bank[1] 0.06% due 04/04/12	$1,000,000	$1,000,000
Federal Farm Credit Bank[1] 0.06% due 04/02/12	1,000,000	999,998
Farmer Mac[1] 0.07% due 04/03/12	1,000,000	999,996
Freddie Mac[2] 0.07% due 04/09/12	1,000,000	999,984

Total Federal Agency Discount Notes (Cost $3,999,974)		3,999,978

REPURCHASE AGREEMENTS††,3 — 59.4%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$2,191,618	2,191,618
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	2,191,618	2,191,618
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	2,191,618	2,191,618

Total Repurchase Agreements (Cost $6,574,854)		6,574,854

Total Investments — 95.5% (Cost $10,574,828)		$10,574,832

Other Assets & Liabilities, net — 4.5%		500,672

Total Net Assets — 100.0%		$11,075,504

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2012 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $11,033,600)	64	$(91,139)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Consumer Products Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Packaged Foods & Meats — 29.3%
Kraft Foods, Inc. — Class A	20,591	$782,665
General Mills, Inc.	12,349	487,168
Kellogg Co.	7,907	424,052
Mead Johnson Nutrition Co. — Class A	4,969	409,843
HJ Heinz Co.	7,437	398,251
Hershey Co.	5,854	359,026
Sara Lee Corp.	15,811	340,411
Campbell Soup Co.	9,380	317,513
ConAgra Foods, Inc.	12,003	315,199
JM Smucker Co.	3,712	302,008
McCormick & Company, Inc.	5,005	272,422
Hormel Foods Corp.	9,116	269,104
Green Mountain Coffee Roasters, Inc.*	5,462	255,840
Tyson Foods, Inc. — Class A	13,103	250,922
Unilever N.V.	7,093	241,375
BRF — Brasil Foods S.A. ADR	10,740	214,907
Ralcorp Holdings, Inc.*	2,590	191,893
Smithfield Foods, Inc.*	8,100	178,443
Flowers Foods, Inc.	7,831	159,517
Dean Foods Co.*	11,890	143,988
TreeHouse Foods, Inc.*	2,327	138,457

Total Packaged Foods & Meats		6,453,004

Soft Drinks — 15.5%
Coca-Cola Co.	17,151	1,269,345
PepsiCo, Inc.	14,849	985,231
Monster Beverage Corp.*	5,286	328,208
Dr Pepper Snapple Group, Inc.	7,124	286,456
Coca-Cola Enterprises, Inc.	9,847	281,624
Fomento Economico Mexicano SAB de CV ADR	3,211	264,169

Total Soft Drinks		3,415,033

Household Products — 14.8%
Procter & Gamble Co.	19,409	1,304,479
Colgate-Palmolive Co.	6,788	663,731
Kimberly-Clark Corp.	7,003	517,452
Clorox Co.	4,299	295,556
Church & Dwight Company, Inc.	5,326	261,986
Energizer Holdings, Inc.*	2,740	203,253

Total Household Products		3,246,457

Tobacco — 12.8%
Philip Morris International, Inc.	13,495	1,195,791
Altria Group, Inc.	24,933	769,682
Reynolds American, Inc.	11,322	469,184
Lorillard, Inc.	2,958	383,002

Total Tobacco		2,817,659

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Personal Products — 5.4%
Estee Lauder Companies, Inc. — Class A	7,528	$466,285
Avon Products, Inc.	14,444	279,636
Herbalife Ltd.	4,004	275,555
Nu Skin Enterprises, Inc. — Class A	3,008	174,193

Total Personal Products		1,195,669

Food Retail — 5.4%
Whole Foods Market, Inc.	4,596	382,387
Kroger Co.	14,791	358,386
Safeway, Inc.	10,767	217,601
Harris Teeter Supermarkets, Inc.*	3,260	130,726
SUPERVALU, Inc.	17,645	100,753

Total Food Retail		1,189,853

Agricultural Products — 5.0%
Archer-Daniels-Midland Co.	13,765	435,800
Bunge Ltd.	4,559	312,018
Corn Products International, Inc.	3,674	211,806
Darling International, Inc.*	7,807	135,998

Total Agricultural Products		1,095,622

Distillers & Vintners — 4.9%
Brown-Forman Corp. — Class B	4,121	343,650
Beam, Inc.	5,180	303,393
Diageo plc ADR	2,360	227,740
Constellation Brands, Inc. — Class A*	8,993	212,145

Total Distillers & Vintners		1,086,928

Brewers — 3.9%
Cia de Bebidas das Americas ADR	7,517	310,603
Molson Coors Brewing Co. — Class B	6,233	282,043
Anheuser-Busch InBev N.V. ADR	3,552	258,301

Total Brewers		850,947

Food Distributors — 2.5%
Sysco Corp.	13,445	401,468
United Natural Foods, Inc.*	3,015	140,680

Total Food Distributors		542,148

Total Common Stocks
(Cost $14,475,535)		21,893,320

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$89,217	89,217

Total Repurchase Agreement (Cost $89,217)		89,217

Total Investments — 99.9% (Cost $14,564,752)		$21,982,537

Other Asstes & Liablities, net — 0.1%		17,450

Total Net Assets — 100.0%		$21,999,987

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Dow 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 61.2%
Industrials — 13.2%
Caterpillar, Inc.	5,840	$622,077
3M Co.	5,840	520,986
United Technologies Corp.	5,842	484,534
Boeing Co.	5,840	434,321
General Electric Co.	5,840	117,209

Total Industrials		2,179,127

Information Technology — 11.1%
International Business Machines Corp.	5,841	1,218,725
Microsoft Corp.	5,840	188,340
Intel Corp.	5,839	164,134
Hewlett-Packard Co.	5,840	139,167
Cisco Systems, Inc.	5,840	123,516

Total Information Technology		1,833,882

Consumer Staples — 8.4%
Coca-Cola Co.	5,840	432,219
Procter & Gamble Co.	5,842	392,641
Wal-Mart Stores, Inc.	5,840	357,408
Kraft Foods, Inc. — Class A	5,842	222,054

Total Consumer Staples		1,404,322

Energy — 6.8%
Chevron Corp.	5,840	626,282
Exxon Mobil Corp.	5,840	506,503

Total Energy		1,132,785

Consumer Discretionary — 6.7%
McDonald's Corp.	5,842	573,101
Home Depot, Inc.	5,840	293,810
Walt Disney Co.	5,840	255,675

Total Consumer Discretionary		1,122,586

Financials — 6.0%
Travelers Companies, Inc.	5,840	345,728
American Express Co.	5,840	337,902
JPMorgan Chase & Co.	5,839	268,477
Bank of America Corp.	5,840	55,889

Total Financials		1,007,996

Health Care — 4.4%
Johnson & Johnson	5,839	385,141
Merck & Company, Inc.	5,840	224,256
Pfizer, Inc.	5,840	132,334

Total Health Care		741,731

Telecommunication Services — 2.4%
Verizon Communications, Inc.	5,846	223,493
AT&T, Inc.	5,840	182,383

Total Telecommunication Services		405,876

Materials — 2.2%
EI du Pont de Nemours & Co.	5,840	308,936
Alcoa, Inc.	5,840	58,517

Total Materials		367,453

Total Common Stocks (Cost $9,786,177)		10,195,758

	Face	Value
	Amount
REPURCHASE AGREEMENTS††,1 — 23.8%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$1,753,615	$1,753,615
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	1,110,794	1,110,794
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,110,794	1,110,794

Total Repurchase Agreements (Cost $3,975,203)		3,975,203

Total Investments — 85.0% (Cost $13,761,380)		$14,170,961

Other Assets & Liabilities, net — 15.0%		2,503,025

Total Net Assets — 100.0%		$16,673,987

	Contracts	Unrealized
		Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $13,666,640)	208	$332,011

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $5,746,357)	435	$19,444
Credit Suisse Capital, LLC April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $580,364)	44	2,914
Morgan Stanley Capital Services, Inc. April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $1,689,246)	128	2,009
Goldman Sachs International April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/27/12 [3] (Notional Value $1,364,015)	103	(2,871)

(Total Notional Value $9,379,982)		$21,496

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index Swap collateral at March 31, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

DWA Flexible Allocation Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 66.1%
Equity Funds — 66.1%
Powershares QQQ Trust Series 1	23,463	1,584,926
iShares Dow Jones US Technology Sector Index Fund	20,259	1,575,745
Technology Select Sector SPDR Fund	51,090	1,540,364
Consumer Discretionary Select Sector SPDR Fund	33,834	1,525,913
iShares Nasdaq Biotechnology Index Fund	11,896	1,466,777
SPDR S&P Oil & Gas Exploration & Production ETF	24,491	1,393,783
Industrial Select Sector SPDR Fund	37,237	1,393,409
iShares S&P SmallCap 600 Value Index Fund	17,398	1,365,743

Total Equity Funds		11,846,660

Total Exchange Traded Funds
(Cost $10,737,640)		11,846,660

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 — 1.4%
Deutsche Bank
issued 03/30/12 at 0.01% due 04/02/12	$83,192	83,192
Credit Suisse Group
issued 03/30/12 at 0.01% due 04/02/12	83,193	83,193
HSBC Group
issued 03/30/12 at 0.01% due 04/02/12	83,193	83,193

Total Repurchase Agreements
(Cost $249,578)		249,578

Total Investments — 99.4%
(Cost $16,510,147)		$17,811,895

Other Assets & Liabilities, net — 0.6%		105,938

Total Net Assets — 100.0%		$17,917,833

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

DWA Sector Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† — 70.7%(continued)
Sector Fund-Technology — 29.8%
Technology Select Sector SPDR Fund	80,998	$2,442,090
iShares Nasdaq Biotechnology Index Fund	18,930	2,334,069
PowerShares S&P SmallCap Information Technology Portfolio	68,256	2,146,651

Total Sector Fund-Technology		6,922,810

Sector Fund-Retail — 20.6%
SPDR S&P Retail ETF	39,617	2,429,314
PowerShares Dynamic Retail Portfolio	91,623	2,346,465

Total Sector Fund-Retail		4,775,779

Sector Fund-Health Care — 20.3%
PowerShares Dynamic Pharmaceuticals Portfolio	78,399	2,464,081

	Shares	Value
EXCHANGE TRADED FUNDS† — 70.7% (continued)
Sector Fund-Health Care — 20.3% (continued)
iShares Dow Jones US Pharmaceuticals Index Fund	26,938	$2,237,470

Total Sector Fund-Health Care		4,701,551

Total Exchange Traded Funds (Cost $14,530,566)		16,400,140

	Face Amount
REPURCHASE AGREEMENTS††,1 — 0.9%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$68,354	68,354
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	68,355	68,355
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	68,355	68,355

Total Repurchase Agreements (Cost $205,064)		205,064

Total Investments — 100.3% (Cost $21,253,019)		$23,252,442

Other Assets & Liabilities, net — (0.3)%		(73,817)

Total Net Assets — 100.0%		$23,178,625

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6%
Semiconductors — 81.9%
Intel Corp.	18,348	$515,763
Texas Instruments, Inc.	7,977	268,107
Broadcom Corp. — Class A*	5,129	201,570
Altera Corp.	3,913	155,816
Analog Devices, Inc.	3,712	149,965
NVIDIA Corp.*	8,923	137,325
Xilinx, Inc.	3,704	134,937
Avago Technologies Ltd.	3,445	134,252
Marvell Technology Group Ltd.*	8,276	130,181
Maxim Integrated Products, Inc.	4,361	124,681
Linear Technology Corp.	3,559	119,938
Micron Technology, Inc.*	14,647	118,641
Microchip Technology, Inc.	3,122	116,138
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,907	105,539
Advanced Micro Devices, Inc.*	12,660	101,533
Skyworks Solutions, Inc.*	3,508	96,996
LSI Corp.*	10,927	94,846
Atmel Corp.*	9,013	88,868
ON Semiconductor Corp.*	9,555	86,091
Cree, Inc.*	2,610	82,554
ARM Holdings plc ADR	2,794	79,042
Cypress Semiconductor Corp.*	4,277	66,850
Fairchild Semiconductor International, Inc. — Class A*	4,010	58,947
Silicon Laboratories, Inc.*	1,364	58,652
Semtech Corp.*	2,059	58,599
PMC — Sierra, Inc.*	7,796	56,365
Cirrus Logic, Inc.*	2,225	52,955

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Semiconductors — 81.9% (continued)
Trina Solar Ltd. ADR*	7,395	$52,726
Cavium, Inc.*	1,652	51,113
Intersil Corp. — Class A	4,559	51,061
TriQuint Semiconductor, Inc.*	6,825	47,058
Omnivision Technologies, Inc.*	2,196	43,920

Total Semiconductors		3,641,029

Semiconductor Equipment — 16.3%
Applied Materials, Inc.	13,810	171,796
KLA-Tencor Corp.	2,425	131,969
Lam Research Corp.*	2,244	100,127
Novellus Systems, Inc.*	1,632	81,453
Teradyne, Inc.*	4,546	76,782
ASML Holding N.V. ADR	1,528	76,614
Veeco Instruments, Inc.*	1,512	43,243
GT Advanced Technologies, Inc.*	5,175	42,797

Total Semiconductor Equipment		724,781

Electrical Components & Equipment — 1.4%
First Solar, Inc.*	2,420	60,621

Total Common Stocks (Cost $2,568,486)		4,426,431

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.8%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$36,820	36,820

Total Repurchase Agreement (Cost $36,820)		36,820

Total Investments — 100.4% (Cost $2,605,306)		$4,463,251

Other Assets & Liabilities, net — (0.4)%		(18,223)

Total Net Assets — 100.0%		$4,445,028

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Oil & Gas Exploration & Production — 31.7%
Anadarko Petroleum Corp.	8,162	$639,411
Apache Corp.	6,317	634,479
EOG Resources, Inc.	5,058	561,944
Devon Energy Corp.	7,755	551,536
Marathon Oil Corp.	15,058	477,339
Noble Energy, Inc.	4,415	431,699
Continental Resources, Inc.*	4,798	411,764
Pioneer Natural Resources Co.	3,562	397,484
Chesapeake Energy Corp.	16,870	390,878
Cobalt International Energy, Inc.*	11,610	348,648
Concho Resources, Inc.*	3,364	343,397
Southwestern Energy Co.*	10,700	327,420
Range Resources Corp.	5,306	308,491
Canadian Natural Resources Ltd.	8,468	280,968
Denbury Resources, Inc.*	15,042	274,216
Equities Corp.	5,656	272,676
Cabot Oil & Gas Corp.	8,306	258,898
Whiting Petroleum Corp.*	4,735	257,111
Cimarex Energy Co.	3,402	256,749
Encana Corp.	12,867	252,837
Plains Exploration & Production Co.*	5,625	239,906
QEP Resources, Inc.	7,752	236,436
Newfield Exploration Co.*	6,435	223,166
Talisman Energy, Inc.	16,783	211,466
SM Energy Co.	2,894	204,808
CNOOC Ltd. ADR	967	197,548
WPX Energy, Inc.*	10,812	194,724
Nexen, Inc.	10,441	191,592
Ultra Petroleum Corp.*	8,246	186,607
Oasis Petroleum, Inc.*	5,801	178,845
Energy XXI Bermuda Ltd.*	4,828	174,339
Kodiak Oil & Gas Corp.*	16,515	164,489
Berry Petroleum Co. — Class A	3,420	161,185

Total Oil & Gas Exploration & Production		10,243,056

Integrated Oil & Gas — 28.0%
Exxon Mobil Corp.	24,378	2,114,304
Chevron Corp.	14,097	1,511,762
ConocoPhillips	13,402	1,018,686
Occidental Petroleum Corp.	9,536	908,113
Petroleo Brasileiro S.A. ADR	21,394	568,225
BP plc ADR	10,795	485,775
Hess Corp.	7,761	457,511
Murphy Oil Corp.	6,061	341,052
Suncor Energy, Inc.	9,903	323,828
Royal Dutch Shell plc ADR	4,227	296,440
Total S.A. ADR	5,017	256,469
Statoil ASA ADR	7,211	195,490
PetroChina Company Ltd. ADR	1,379	193,791
Cenovus Energy, Inc.	5,365	192,818
SandRidge Energy, Inc.*	23,944	187,482

Total Integrated Oil & Gas		9,051,746

Oil & Gas Equipment & Services — 16.3%
Schlumberger Ltd.	13,852	968,671
National Oilwell Varco, Inc.	7,490	595,230
Halliburton Co.	16,978	563,500
Baker Hughes, Inc.	9,978	418,477

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Oil & Gas Equipment & Services — 16.3% (continued)
Cameron International Corp.*	7,129	$376,625
FMC Technologies, Inc.*	7,132	359,595
Weatherford International Ltd.*	22,179	334,681
Core Laboratories N.V.	1,938	254,983
Oceaneering International, Inc.	4,686	252,529
Tenaris S.A. ADR	5,466	208,965
Superior Energy Services, Inc.*	7,824	206,241
Oil States International, Inc.*	2,523	196,945
McDermott International, Inc.*	13,890	177,931
Tidewater, Inc.	3,190	172,324
Key Energy Services, Inc.*	10,020	154,809

Total Oil & Gas Equipment & Services		5,241,506

Oil & Gas Drilling — 8.2%
Transocean Ltd.	8,169	446,845
Seadrill Ltd.	11,671	437,779
Noble Corp.*	8,314	311,526
Diamond Offshore Drilling, Inc.	4,624	308,652
Ensco plc ADR	5,709	302,177
Helmerich & Payne, Inc.	4,495	242,505
Nabors Industries Ltd.*	12,506	218,730
Rowan Companies, Inc.*	6,165	203,013
Patterson-UTI Energy, Inc.	9,690	167,540

Total Oil & Gas Drilling		2,638,767

Oil & Gas Storage & Transportation — 6.9%
Kinder Morgan, Inc.	15,471	597,953
El Paso Corp.	16,947	500,784
Spectra Energy Corp.	14,905	470,253
Williams Companies, Inc.	14,422	444,342
Energy Transfer Equity, L.P.	5,609	226,043

Total Oil & Gas Storage & Transportation		2,239,375

Oil & Gas Refining & Marketing — 5.0%
Marathon Petroleum Corp.	9,319	404,072
Valero Energy Corp.	14,814	381,757
HollyFrontier Corp.	7,973	256,332
Sunoco, Inc.	5,416	206,620
Tesoro Corp.*	7,263	194,939
World Fuel Services Corp.	4,281	175,521

Total Oil & Gas Refining & Marketing		1,619,241

Coal & Consumable Fuels — 3.4%
Consol Energy, Inc.	8,448	288,077
Peabody Energy Corp.	9,687	280,536
Cameco Corp.	9,660	207,593
Alpha Natural Resources, Inc.*	11,992	182,398
Arch Coal, Inc.	13,823	148,044

Total Coal & Consumable Fuels		1,106,648

Total Common Stocks (Cost $18,788,796)		32,140,339

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$210,041	$210,041

Total Repurchase Agreement (Cost $210,041)		$210,041

Value
Total Investments — 100.2% (Cost $18,998,837)	$32,350,380

Other Assets & Liabilities, net — (0.2)%	(78,528)

Total Net Assets — 100.0%	$32,271,852

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.3%
Oil & Gas Equipment & Services — 68.9%
Schlumberger Ltd.	28,887	$2,020,067
National Oilwell Varco, Inc.	15,617	1,241,082
Halliburton Co.	35,415	1,175,424
Baker Hughes, Inc.	20,814	872,939
Cameron International Corp.*	14,874	785,793
FMC Technologies, Inc.*	14,871	749,796
Weatherford International Ltd.*	46,253	697,958
Core Laboratories N.V.	4,266	561,278
Oceaneering International, Inc.	9,774	526,721
Superior Energy Services, Inc.*	16,308	429,879
Oil States International, Inc.*	5,431	423,944
Dresser-Rand Group, Inc.*	8,424	390,789
McDermott International, Inc.*	28,968	371,080
Lufkin Industries, Inc.	4,577	369,135
Tidewater, Inc.	6,650	359,233
Dril-Quip, Inc.*	5,495	357,285
CARBO Ceramics, Inc.	3,306	348,618
Tenaris S.A. ADR	9,029	345,179
RPC, Inc.	31,272	331,796
Key Energy Services, Inc.*	20,899	322,890
Helix Energy Solutions Group, Inc.*	16,482	293,380
Hornbeck Offshore Services, Inc.*	6,212	261,090
C&J Energy Services, Inc.*	11,430	203,340
Exterran Holdings, Inc.*	14,600	192,574
Basic Energy Services, Inc.*	10,483	181,880

Total Oil & Gas Equipment & Services		13,813,150

	Shares	Value
COMMON STOCKS† — 99.3% (continued)
Oil & Gas Drilling — 30.4%
Transocean Ltd.	17,027	$931,377
Seadrill Ltd.	24,349	913,331
Noble Corp.*	17,327	649,243
Diamond Offshore Drilling, Inc.	9,640	643,470
Ensco plc ADR	10,450	553,119
Helmerich & Payne, Inc.	9,375	505,781
Nabors Industries Ltd.*	26,085	456,227
Rowan Companies, Inc.*	12,852	423,216
Atwood Oceanics, Inc.*	8,080	362,711
Patterson-UTI Energy, Inc.	20,212	349,465
Unit Corp.*	7,113	304,152

Total Oil & Gas Drilling		6,092,092

Total Common Stocks (Cost $9,070,477)		19,905,242

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.9%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$172,073	172,073

Total Repurchase Agreement (Cost $172,073)		172,073

Total Investments — 100.2% (Cost $9,242,550)		$20,077,315

Other Assets & Liabilities, net — (0.2)%		(44,264)

Total Net Assets — 100.0%		$20,033,051

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Europe 1.25x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 81.5%
Financials — 16.1%
HSBC Holdings plc ADR	6,437	$285,739
Banco Santander S.A. ADR	17,124	131,341
UBS AG*	8,298	116,338
Deutsche Bank AG	2,088	103,962
Barclays plc ADR	5,642	85,476
Banco Bilbao Vizcaya Argentaria S.A. ADR	10,020	80,060
Credit Suisse Group AG ADR	2,510	71,560
ING Groep N.V. ADR*	8,278	68,873
Allianz SE ADR	5,240	62,199
Societe Generale S.A. ADR	4,145	24,041

Total Financials		1,029,589

Health Care — 14.9%
Novartis AG ADR	5,087	281,871
GlaxoSmithKline plc ADR	4,929	221,361
Sanofi ADR	4,657	180,459
AstraZeneca plc ADR	3,423	152,289
Roche Holding AG ADR	2,612	113,988

Total Health Care		949,968

Consumer Staples — 14.2%
Nestle S.A. ADR	5,675	357,524
British American Tobacco plc ADR	2,072	209,728
Diageo plc ADR	1,355	130,758
Unilever N.V.	3,342	113,728
Anheuser-Busch InBev N.V. ADR	1,329	96,645

Total Consumer Staples		908,383

Energy — 13.6%
BP plc ADR	6,313	284,084
Royal Dutch Shell plc ADR	3,275	229,676
Total S.A. ADR	4,339	221,810
ENI SpA ADR	2,913	136,387

Total Energy		871,957

Telecommunication Services — 8.3%
Vodafone Group plc ADR	9,754	269,894
Telefonica S.A. ADR	7,635	125,290
Deutsche Telekom AG ADR	6,697	80,699
France Telecom S.A. ADR	3,625	53,831

Total Telecommunication Services		529,714

Materials — 5.5%
Rio Tinto plc ADR	2,804	155,874
BHP Billiton Ltd. ADR	1,874	135,678
Anglo American plc ADR	3,201	60,211

Total Materials		351,763

	Shares	Value
COMMON STOCKS† — 81.5% (continued)
Industrials — 4.1%
Siemens AG ADR	1,597	$161,042
ABB Ltd. ADR*	5,020	102,458

Total Industrials		263,500

Information Technology — 2.7%
SAP AG ADR	2,013	140,547
Nokia Oyj ADR	6,369	34,966

Total Information Technology		175,513

Consumer Discretionary — 2.1%
Daimler AG	2,222	134,453

Total Common Stocks (Cost $4,757,592)		5,214,840

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 13.2%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$281,235	281,236
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	281,235	281,235
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	281,235	281,235

Total Repurchase Agreements (Cost $843,706)		843,706

Total Investments — 94.7% (Cost $5,601,298)		$6,058,546

Other Assets & Liabilities, net — 5.3%		336,702

Total Net Assets — 100.0%		$6,395,248

	Contracts	Unrealized Gain (Loss)

FUTURE CONTRACTS PURCHASED†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $2,835,175)	17	$57,663
June 2012 Euro STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $128,630)	4	(3,438)
June 2012 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,604,748)	81	(88,557)

(Total Aggregate Value of Contracts $5,568,553)		$(34,332)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

ADR    American Depositary Receipt

plc      Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Diversified Banks — 15.7%
Wells Fargo & Co.	6,090	$207,912
U.S. Bancorp	3,833	121,429
Itau Unibanco Holding S.A. ADR	3,293	63,193
Banco Bradesco S.A. ADR	3,560	62,300
ICICI Bank Ltd. ADR	1,701	59,314
HSBC Holdings plc ADR	1,283	56,952
Credicorp Ltd.	420	55,364
HDFC Bank Ltd. ADR	1,610	54,901
Toronto-Dominion Bank	642	54,538
Barclays plc ADR	3,550	53,783
Bank of Montreal	899	53,419
Royal Bank of Canada	908	52,709
Banco Santander Brasil S.A. ADR	5,410	49,610
Banco Santander S.A. ADR	6,307	48,375
New York Community Bancorp, Inc.	2,798	38,920
Comerica, Inc.	1,200	38,832

Total Diversified Banks		1,071,551

Property & Casualty Insurance — 9.4%
Berkshire Hathaway, Inc. — Class B*	2,727	221,296
ACE Ltd.	1,054	77,153
Travelers Companies, Inc.	1,274	75,421
Chubb Corp.	975	67,382
Allstate Corp.	1,929	63,503
Progressive Corp.	2,559	59,318
XL Group plc — Class A	1,892	41,037
Cincinnati Financial Corp.	1,059	36,546

Total Property & Casualty Insurance		641,656

Asset Management & Custody Banks — 8.8%
BlackRock, Inc. — Class A	469	96,097
Bank of New York Mellon Corp.	3,473	83,803
Franklin Resources, Inc.	653	80,992
State Street Corp.	1,614	73,437
T. Rowe Price Group, Inc.	980	63,994
Ameriprise Financial, Inc.	981	56,045
Invesco Ltd.	2,049	54,647
Northern Trust Corp.	1,113	52,812
Affiliated Managers Group, Inc.*	334	37,345

Total Asset Management & Custody Banks		599,172

Other Diversified Financial Services — 7.6%
JPMorgan Chase & Co.	4,528	208,197
Citigroup, Inc.	4,321	157,933
Bank of America Corp.	16,298	155,972

Total Other Diversified Financial Services		522,102

Regional Banks — 7.3%
PNC Financial Services Group, Inc.	1,419	91,511
BB&T Corp.	2,335	73,296
SunTrust Banks, Inc.	2,311	55,857
Fifth Third Bancorp	3,922	55,104
M&T Bank Corp.	598	51,954
Regions Financial Corp.	7,260	47,843
CIT Group, Inc.*	1,075	44,333
KeyCorp	5,165	43,903

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Regional Banks — 7.3% (continued)
Huntington Bancshares, Inc.	5,688	$36,688

Total Regional Banks		500,489

Life & Health Insurance — 6.9%
MetLife, Inc.	2,582	96,438
Prudential Financial, Inc.	1,335	84,626
Aflac, Inc.	1,552	71,376
Manulife Financial Corp.	3,868	52,411
Principal Financial Group, Inc.	1,597	47,127
Lincoln National Corp.	1,624	42,809
Unum Group	1,708	41,812
Torchmark Corp.	702	34,995

Total Life & Health Insurance		471,594

Specialized REIT’s — 6.8%
American Tower Corp. — Class A	1,240	78,144
Public Storage	565	78,066
Ventas, Inc.	1,110	63,381
HCP, Inc.	1,571	61,992
Health Care REIT, Inc.	978	53,751
Host Hotels & Resorts, Inc.	3,243	53,250
Plum Creek Timber Company, Inc.	973	40,438
Rayonier, Inc.	820	36,154

Total Specialized REIT’s		465,176

Investment Banking & Brokerage — 4.9%
Goldman Sachs Group, Inc.	1,002	124,618
Morgan Stanley	4,868	95,608
Charles Schwab Corp.	4,479	64,363
TD Ameritrade Holding Corp.	2,574	50,811

Total Investment Banking & Brokerage		335,400

Retail REIT’s — 4.8%
Simon Property Group, Inc.	726	105,764
General Growth Properties, Inc.	3,652	62,047
Kimco Realty Corp.	2,268	43,682
Macerich Co.	752	43,428
Federal Realty Investment Trust	399	38,619
Realty Income Corp.	925	35,825

Total Retail REIT’s		329,365

Consumer Finance — 4.8%
American Express Co.	2,232	129,143
Capital One Financial Corp.	1,594	88,849
Discover Financial Services	2,025	67,514
SLM Corp.	2,752	43,372

Total Consumer Finance		328,878

Residential REIT’s — 3.4%
Equity Residential	1,095	68,569
AvalonBay Communities, Inc.	408	57,671
UDR, Inc.	1,440	38,462
Essex Property Trust, Inc.	240	36,362
Camden Property Trust	550	36,163

Total Residential REIT’s		237,227

Multi-Line Insurance — 3.4%
American International Group, Inc.*	3,920	120,854
Loews Corp.	1,569	62,556
Hartford Financial Services Group, Inc.	2,212	46,629

Total Multi-Line Insurance		230,039

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Specialized Finance — 3.0%
CME Group, Inc. — Class A	231	$66,835
IntercontinentalExchange, Inc.*	353	48,509
Moody's Corp.	1,145	48,205
NYSE Euronext	1,435	43,064

Total Specialized Finance		206,613

Diversified Capital Markets — 2.3%
Deutsche Bank AG	1,115	55,515
Credit Suisse Group AG ADR	1,849	52,715
UBS AG*	3,731	52,309

Total Diversified Capital Markets		160,539

Office REIT’s — 2.1%
Boston Properties, Inc.	592	62,154
Digital Realty Trust, Inc.	601	44,456
SL Green Realty Corp.	526	40,791

Total Office REIT’s		147,401

Insurance Brokers — 1.9%
Marsh & McLennan Companies, Inc.	2,023	66,334
Aon plc	1,283	62,944

Total Insurance Brokers		129,278

Mortgage REIT’s — 1.6%
Annaly Capital Management, Inc.	3,832	60,622
American Capital Agency Corp.	1,578	46,614

Total Mortgage REIT’s		107,236

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Industrial REIT’s — 0.9%
ProLogis, Inc.	1,776	$63,972

Diversified REIT’s — 0.9%
Vornado Realty Trust	733	61,719

Forest Products — 0.8%
Weyerhaeuser Co.	2,417	52,981

Real Estate Services — 0.6%
CBRE Group, Inc. — Class A*	1,955	39,022

Multi-Sector Holdings — 0.6%
Leucadia National Corp.	1,453	37,923

Reinsurance — 0.5%
Everest Re Group Ltd.	378	34,973

Thrifts & Mortgage Finance — 0.5%
People’s United Financial, Inc.	2,562	33,921

Total Common Stocks (Cost $4,876,887)		6,808,227

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$39,486	39,486

Total Repurchase Agreement (Cost $39,486)		39,486

Total Investments — 100.1% (Cost $4,916,373)		$6,847,713

Other Assets & Liabilities, net — (0.1)%		(10,189)

Total Net Assets — 100.0%		$6,837,524

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 40.3%
Federal Farm Credit Bank[1]
0.08% due 08/24/12	$2,000,000	$1,999,520
0.06% due 04/02/12	500,000	499,999

Total Federal Farm Credit Bank		2,499,519

Fannie Mae[2] 0.03% due 04/05/12	2,000,000	1,999,993
Farmer Mac[1] 0.02% due 04/03/12	1,000,000	999,999
Freddie Mac[2] 0.01% due 04/05/12	1,000,000	999,998

Total Federal Agency Discount Notes (Cost $6,499,345)		6,499,509

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† — 33.5%
U.S. Treasury Bond 3.12% due 02/15/42	$5,636,000	$5,387,664

Total U.S. Government Securities (Cost $5,411,067)		5,387,664

REPURCHASE AGREEMENTS††,3 — 33.8%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$1,812,143	1,812,143
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	1,812,142	1,812,142
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,812,142	1,812,142

Total Repurchase Agreements (Cost $5,436,427)		5,436,427

Total Investments — 107.6% (Cost $17,346,839)		$17,323,600

Other Assets & Liabilities, net — (7.6)%		(1,226,221)

Total Net Assets — 100.0%		$16,097,379

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $15,946,375)	106	$(281,277)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Health Care Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6%
Pharmaceuticals — 35.3%
Johnson & Johnson	10,470	$690,600
Pfizer, Inc.	30,041	680,728
Merck & Company, Inc.	14,474	555,802
Abbott Laboratories	8,218	503,681
Bristol-Myers Squibb Co.	11,507	388,361
Eli Lilly & Co.	8,672	349,221
Teva Pharmaceutical Industries Ltd. ADR	7,562	340,744
Allergan, Inc.	2,909	277,606
Mylan, Inc.*	6,988	163,869
Watson Pharmaceuticals, Inc.*	2,385	159,938
Perrigo Co.	1,536	158,684
Forest Laboratories, Inc.*	4,537	157,389
Novartis AG ADR	2,702	149,718
Valeant Pharmaceuticals International, Inc.*	2,754	147,862
GlaxoSmithKline plc ADR	3,155	141,691
Sanofi ADR	3,452	133,765
Hospira, Inc.*	3,386	126,603
Elan Corp. plc ADR*	8,040	120,680
AstraZeneca plc ADR	2,699	120,079
Endo Pharmaceuticals Holdings, Inc.*	2,895	112,123
Warner Chilcott plc — Class A*	6,269	105,382
Shire plc ADR	1,080	102,330
Salix Pharmaceuticals Ltd.*	1,713	89,933
Jazz Pharmaceuticals plc*	1,790	86,761

Total Pharmaceuticals		5,863,550

Health Care Equipment — 17.3%
Medtronic, Inc.	8,257	323,592
Baxter International, Inc.	4,942	295,433
Covidien plc	4,821	263,612
Intuitive Surgical, Inc.*	439	237,828
Stryker Corp.	4,252	235,901
Becton Dickinson and Co.	2,662	206,704
St. Jude Medical, Inc.	4,390	194,521
Zimmer Holdings, Inc.	2,692	173,042
Boston Scientific Corp.*	24,990	149,440
CR Bard, Inc.	1,508	148,870
Edwards Lifesciences Corp.*	2,031	147,715
Varian Medical Systems, Inc.*	2,038	140,540
CareFusion Corp.*	4,790	124,205
Hologic, Inc.*	5,690	122,620
ResMed, Inc.*	3,428	105,959

Total Health Care Equipment		2,869,982

Biotechnology — 13.0%
Amgen, Inc.	5,526	375,712
Gilead Sciences, Inc.*	6,467	315,913
Celgene Corp.*	3,888	301,398
Biogen Idec, Inc.*	2,284	287,715
Alexion Pharmaceuticals, Inc.*	2,316	215,064
Regeneron Pharmaceuticals, Inc.*	1,420	165,600
Vertex Pharmaceuticals, Inc.*	3,661	150,138
BioMarin Pharmaceutical, Inc.*	2,960	101,380
Medivation, Inc.*	1,140	85,181
Cubist Pharmaceuticals, Inc.*	1,950	84,338
United Therapeutics Corp.*	1,706	80,404

Total Biotechnology		2,162,843

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Managed Health Care — 10.3%
UnitedHealth Group, Inc.	7,054	$415,763
WellPoint, Inc.	3,606	266,123
Aetna, Inc.	4,417	221,557
Humana, Inc.	2,239	207,063
Cigna Corp.	3,993	196,655
Coventry Health Care, Inc.	3,302	117,452
AMERIGROUP Corp.*	1,400	94,192
Health Net, Inc.*	2,360	93,739
WellCare Health Plans, Inc.*	1,280	92,006

Total Managed Health Care		1,704,550

Health Care Services — 7.1%
Medco Health Solutions, Inc.*	3,816	268,266
Express Scripts Holding Co.	4,869	263,802
Quest Diagnostics, Inc.	2,622	160,335
Laboratory Corporation of America Holdings*	1,681	153,879
DaVita, Inc.*	1,660	149,682
Omnicare, Inc.	2,953	105,038
HMS Holdings Corp.*	2,690	83,955

Total Health Care Services		1,184,957

Life Sciences Tools & Services — 7.0%
Thermo Fisher Scientific, Inc.	4,068	229,353
Agilent Technologies, Inc.	4,470	198,960
Life Technologies Corp.*	3,160	154,271
Waters Corp.*	1,568	145,291
Illumina, Inc.*	2,493	131,157
Mettler-Toledo International, Inc.*	670	123,783
PerkinElmer, Inc.	3,286	90,891
Covance, Inc.*	1,799	85,686

Total Life Sciences Tools & Services		1,159,392

Health Care Distributors — 5.0%
McKesson Corp.	2,705	237,418
Cardinal Health, Inc.	4,692	202,272
AmerisourceBergen Corp.	4,147	164,553
Henry Schein, Inc.*	1,750	132,440
Patterson Companies, Inc.	2,997	100,100

Total Health Care Distributors		836,783

Health Care Technology — 1.6%
Cerner Corp.*	2,406	183,241
Allscripts Healthcare Solutions, Inc.*	5,245	87,067

Total Health Care Technology		270,308

Health Care Facilities — 1.6%
HCA Holdings, Inc.	6,770	167,490
Universal Health Services, Inc. — Class B	2,406	100,835

Total Health Care Facilities		268,325

Health Care Supplies — 1.4%
DENTSPLY International, Inc.	3,062	122,878
Cooper Companies, Inc.	1,250	102,138

Total Health Care Supplies		225,016

Total Common Stocks (Cost $10,357,067)		16,545,706

Health Care Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$85,584	$85,584

Total Repurchase Agreement (Cost $85,584)		$85,584

Value
Total Investments — 100.1% (Cost $10,442,651)	$16,631,290

Other Assets & Liabilities, net — (0.1)%	(18,785)

Total Net Assets — 100.0%	$16,612,505

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.3%
Internet Software & Services — 45.1%
Google, Inc. — Class A*	967	$620,079
Baidu, Inc. ADR*	2,147	312,968
eBay, Inc.*	7,936	292,759
Yahoo!, Inc.*	11,867	180,616
LinkedIn Corp. — Class A*	1,377	140,440
Yandex N.V. — Class A*	4,940	132,738
Equinix, Inc.*	773	121,709
Netease.com ADR*	2,050	119,105
Rackspace Hosting, Inc.*	2,044	118,123
Akamai Technologies, Inc.*	2,961	108,669
VeriSign, Inc.	2,768	106,125
MercadoLibre, Inc.	903	88,304
IAC/InterActiveCorp.	1,734	85,122
Sina Corp.*	1,291	83,915
Open Text Corp.*	1,342	82,063
Qihoo 360 Technology Company Ltd. ADR*	3,070	75,062
Renren, Inc. ADR*	11,800	65,136
Youku, Inc. ADR*	2,791	61,374
Sohu.com, Inc.*	1,078	59,473
AOL, Inc.*	3,089	58,598
ValueClick, Inc.*	2,711	53,515
WebMD Health Corp. — Class A*	2,015	51,544
VistaPrint N.V.*	1,303	50,361
Liquidity Services, Inc.*	1,100	49,280
j2 Global, Inc.	1,706	48,928
Monster Worldwide, Inc.*	4,900	47,775
Ancestry.com, Inc.*	1,897	43,138
OpenTable, Inc.*	1,027	41,563

Total Internet Software & Services		3,298,482

Communications Equipment — 19.2%
QUALCOMM, Inc.	6,820	463,896
Cisco Systems, Inc.	21,921	463,629
Juniper Networks, Inc.*	6,761	154,692
F5 Networks, Inc.*	1,057	142,653
Research In Motion Ltd.*	8,256	121,446
Ciena Corp.*	3,373	54,609

Total Communications Equipment		1,400,925

	Shares	Value
COMMON STOCKS† — 99.3% (continued)
Internet Retail — 15.9%
Amazon.com, Inc.*	2,045	$414,133
Priceline.com, Inc.*	365	261,888
Groupon, Inc. — Class A*	8,190	150,532
Netflix, Inc.*	935	107,562
TripAdvisor, Inc.*	2,667	95,132
Expedia, Inc.	2,687	89,853
Shutterfly, Inc.*	1,408	44,113

Total Internet Retail		1,163,213

Systems Software — 8.0%
Symantec Corp.*	8,555	159,979
Red Hat, Inc.*	2,646	158,469
Check Point Software Technologies Ltd.*	2,472	157,812
BMC Software, Inc.*	2,799	112,408

Total Systems Software		588,668

Application Software — 3.8%
Intuit, Inc.	2,998	180,269
TIBCO Software, Inc.*	3,169	96,655

Total Application Software		276,924

Movies & Entertainment — 3.6%
Time Warner, Inc.	7,059	266,477

Semiconductors — 2.7%
Broadcom Corp. — Class A*	5,103	200,548

Investment Banking & Brokerage — 1.0%
E*Trade Financial Corp.*	6,840	74,898

Total Common Stocks (Cost $4,209,430)		7,270,135

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.8%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$55,852	55,852

Total Repurchase Agreement (Cost $55,852)		55,852

Total Investments — 100.1% (Cost $4,265,282)		$7,325,987

Other Assets & Liabilities, net — (0.1)%		(10,828)

Total Net Assets — 100.0%		$7,315,159

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face	Value
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† — 26.2%
Federal Home Loan Bank[1] 0.06% due 04/04/12	$1,000,000	$999,998
Federal Farm Credit Bureau[1] 0.06% due 04/06/12	1,000,000	999,992

Total Federal Agency Discount Notes (Cost $1,999,986)		1,999,990

REPURCHASE AGREEMENTS††,2 — 90.3%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[3]	$3,303,339	3,303,339
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	1,795,039	1,795,039
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,795,039	1,795,039

Total Repurchase Agreements (Cost $6,893,417)		6,893,417

Total Investments — 116.5% (Cost $8,893,403)		$8,893,407

Other Assets & Liabilities, net — (16.5)%		(1,261,653)

Total Net Assets — 100.0%		$7,631,754

	Contracts	Unrealized
		Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $459,935)	7	$829

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/27/12 4 (Notional Value $2,410,609)	182	$5,036
Morgan Stanley Capital Services, Inc. April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [4] (Notional Value $224,919)	17	(280)
Barclays Bank plc April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [4] (Notional Value $4,694,051)	355	(23,472)
Credit Suisse Capital, LLC April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [4] (Notional Value $7,421,798)	562	(35,763)

(Total Notional Value $14,751,377)		$(54,479)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 30.3%
Federal Farm Credit Bank[1]
0.06% due 04/06/12	$2,000,000	$1,999,983
0.06% due 04/02/12	1,000,000	999,998

Total Federal Farm Credit Bank		2,999,981

Farmer Mac[1] 0.07% due 04/03/12	2,000,000	1,999,992
Freddie Mac[2] 0.07% due 04/09/12	2,000,000	1,999,969
Federal Home Loan Bank[1] 0.06% due 04/04/12	1,000,000	1,000,000

Total Federal Agency Discount Notes (Cost $7,999,938)		7,999,942

REPURCHASE AGREEMENTS††,3 — 125.8%
Individual Repurchase Agreement[4]
Barclays issued 03/30/12 at (0.05)% due 04/02/12 (secured by a U.S. Treasury Bond, at a rate of 3.125% and maturing 2/15/42 as collateral, with a Value of $17,361,825) to be repurchased at $17,021,326	17,021,397	17,021,397
Joint Repurchase Agreements[3]
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	5,398,430	5,398,430
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	5,398,430	5,398,430
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	5,398,430	5,398,430

Total Repurchase Agreements (Cost $33,216,687)		33,216,687

Total Long Investments — 156.1% (Cost $41,216,625)		$41,216,629

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES SOLD SHORT† — (68.1)%
U.S. Treasury Bond 3.12% due 02/15/42	$18,807,000	$(17,978,316)

Total U.S. Government Securities Sold Short (Proceeds $18,675,702)		(17,978,316)

Other Assets & Liabilities, net — 12.0%		3,160,745

Total Net Assets — 100.0%		$26,399,058

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $9,778,438)	65	$155,152

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3
[4]	All or portion of this security is pledged as short collateral at December 31, 2011.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face	Value
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† — 64.7%
Federal Home Loan Bank[1] 0.04% due 04/24/12	$200,000	$199,994
Fannie Mae[2] 0.03% due 05/03/12	200,000	199,994
Federal Farm Credit Bank[1] 0.06% due 04/02/12	100,000	100,000
Farmer Mac[1] 0.06% due 04/26/12	100,000	99,999
Freddie Mac[2] 0.05% due 05/03/12	100,000	99,996

Total Federal Agency Discount Notes (Cost $699,983)		699,983

REPURCHASE AGREEMENT††,3,[4] — 30.8%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$332,871	332,871

Total Repurchase Agreement (Cost $332,871)		332,871

Total Investments — 95.5% (Cost $1,032,854)		$1,032,854

Other Assets & Liabilities, net — 4.5%		48,197

Total Net Assets — 100.0%		$1,081,051

	Contracts	Unrealized
		Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $198,100)	2	$(270)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2012 S&P MidCap 400 Index Swap, Terminating 04/27/12 [5] (Notional Value $164,066)	165	$1,498
Morgan Stanley Capital Services, Inc. April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [5] (Notional Value $174,662)	176	1,159
Credit Suisse Capital, LLC April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [5] (Notional Value $346,090)	348	120
Barclays Bank plc April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [5] (Notional Value $203,097)	204	75

(Total Notional Value $887,915)		$2,852

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreement — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 25.2%
Fannie Mae[1] 0.03% due 04/05/12	$500,000	$499,998
Federal Home Loan Bank[2] 0.03% due 04/16/12	500,000	499,994
Farmer Mac[2] 0.08% due 04/23/12	500,000	499,976

Total Federal Agency Discount Notes (Cost $1,499,968)		1,499,968

REPURCHASE AGREEMENTS††,3 — 54.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$1,662,669	1,662,669
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	785,445	785,445
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	785,445	785,445

Total Repurchase Agreements (Cost $3,233,559)		3,233,559

Total Investments — 79.6% (Cost $4,733,527)		$4,733,527

Other Assets & Liabilities, net — 20.4%		1,210,289

Total Net Assets — 100.0%		$5,943,816

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $220,060)	4	$(3,387)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [5] (Notional Value $3,803,284)	1,380	$6,618
Morgan Stanley Capital Services, Inc. April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [5] (Notional Value $584,506)	212	5,693
Goldman Sachs International April 2012 NASDAQ-100 Index Swap, Terminating 04/27/12 [5] (Notional Value $470,191)	171	3,889
Barclays Bank plc April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [5] (Notional Value $880,065)	319	2,176

(Total Notional Value $5,738,046)		$18,376

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 45.1%
Farmer Mac[1] 0.07% due 04/10/12	$800,000	$799,986
Federal Home Loan Bank[1] 0.04% due 04/24/12	400,000	399,990
Fannie Mae[2] 0.03% due 05/03/12	400,000	399,989
Freddie Mac[2] 0.01% due 04/05/12	300,000	299,999
Federal Farm Credit Bank[1] 0.08% due 08/24/12	300,000	299,928

Total Federal Agency Discount Notes (Cost $2,199,868)		2,199,892

REPURCHASE AGREEMENTS††,3 — 33.1%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$999,030	999,030
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	308,779	308,779
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	308,779	308,779

Total Repurchase Agreements (Cost $1,616,588)		1,616,588

Total Investments — 78.2% (Cost $3,816,456)		$3,816,480

Other Assets & Liabilities, net — 21.8%		1,061,769

Total Net Assets—100.0%		$4,878,249

	Contracts	Unrealized Gain
FUTURES CONTRACTS SOLD SHORT†
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $578,900)	7	$637

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [5] (Notional Value $3,544,856)	4,269	$7,870
Goldman Sachs International April 2012 Russell 2000 Index Swap, Terminating 04/27/12 [5] (Notional Value $355,699)	428	6,607
Morgan Stanley Capital Services, Inc. April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [5] (Notional Value $187,126)	225	2,077
Barclays Bank plc April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [5] (Notional Value $177,471)	214	411

(Total Notional Value $4,265,152)		$16,965

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 47.8%
Federal Farm Credit Bank[2]
0.06% due 04/02/12	$1,000,000	$999,998
0.06% due 04/06/12	1,000,000	999,992

Total Federal Farm Credit Bank		1,999,990

Freddie Mac[2] 0.06% due 05/03/12	2,000,000	1,999,893
Federal Home Loan Bank[1] 0.06% due 04/04/12	1,000,000	1,000,000
Farmer Mac[1] 0.07% due 04/03/12	1,000,000	999,996

Total Federal Agency Discount Notes (Cost $5,999,875)		5,999,879

REPURCHASE AGREEMENTS††,3 — 51.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$3,353,038	3,353,038
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	1,551,893	1,551,893
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,551,893	1,551,893

Total Repurchase Agreements (Cost $6,456,824)		6,456,824

Total Investments — 99.3% (Cost $12,456,699)		$12,456,703

Other Assets & Liabilities, net — 0.7%		84,267

Total Net Assets — 100.0%		$12,540,969

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,962,800)	28	$(1,939)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $1,030,351)	732	$2,706
Goldman Sachs International April 2012 S&P 500 Index Swap, Terminating 04/27/12 [5] (Notional Value $179,684)	128	940
Barclays Bank plc April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $793,856)	564	(2,920)
Credit Suisse Capital, LLC April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $8,497,170)	6,033	(31,436)

(Total Notional Value $10,501,061)		$(30,710)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 48.4%
Farmer Mac[1] 0.07% due 04/10/12	$500,000	$499,991
Federal Home Loan Bank[1] 0.04% due 04/24/12	500,000	499,987
Fannie Mae[2] 0.03% due 05/03/12	500,000	499,987
Freddie Mac[2] 0.05% due 05/03/12	500,000	499,978

Total Federal Agency Discount Notes (Cost $1,999,943)		1,999,943

REPURCHASE AGREEMENTS††,3 — 33.8%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$466,409	466,409
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	466,409	466,409
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	466,409	466,409

Total Repurchase Agreements (Cost $1,399,227)		1,399,227

Total Investments — 82.2% (Cost $3,399,170)		$3,399,170

Other Assets & Liabilities, net — 17.8%		737,883

Total Net Assets — 100.0%		$4,137,053

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
June 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $8,257,950)	162	$447,889

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $8,310,500)	55	$16,814

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Leisure Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Restaurants — 15.8%
McDonald’s Corp.	4,457	$437,231
Starbucks Corp.	5,160	288,391
Yum! Brands, Inc.	3,532	251,408
Chipotle Mexican Grill, Inc. — Class A*	383	160,094
Darden Restaurants, Inc.	2,156	110,301
Panera Bread Co. — Class A*	594	95,586
Dunkin’ Brands Group, Inc.	2,710	81,598
Brinker International, Inc.	2,272	62,594
Wendy’s Co.	12,150	60,872
Domino’s Pizza, Inc.	1,664	60,403
Buffalo Wild Wings, Inc.*	640	58,042
Cheesecake Factory, Inc.*	1,830	53,784

Total Restaurants		1,720,304

Cable & Satellite — 14.0%
Comcast Corp. — Class A	13,164	395,052
DIRECTV — Class A*	5,211	257,111
Time Warner Cable, Inc.	2,742	223,473
DISH Network Corp. — Class A	5,241	172,586
Liberty Global, Inc. — Class A*	3,178	159,154
Virgin Media, Inc.	4,678	116,856
Charter Communications, Inc. — Class A*	1,750	111,038
Cablevision Systems Corp. — Class A	6,047	88,770

Total Cable & Satellite		1,524,040

Movies & Entertainment — 12.6%
Walt Disney Co.	8,913	390,211
News Corp. — Class A	15,648	308,109
Time Warner, Inc.	7,232	273,008
Viacom, Inc. — Class B	4,689	222,540
Cinemark Holdings, Inc.	3,155	69,252
Regal Entertainment Group — Class A	4,626	62,914
DreamWorks Animation SKG, Inc. — Class A*	2,919	53,856

Total Movies & Entertainment		1,379,890

Tobacco — 11.9%
Philip Morris International, Inc.	6,166	546,369
Altria Group, Inc.	11,400	351,918
Reynolds American, Inc.	5,184	214,825
Lorillard, Inc.	1,395	180,625

Total Tobacco		1,293,737

Casinos & Gaming — 8.0%
Las Vegas Sands Corp.	4,954	285,201
Wynn Resorts Ltd.	1,229	153,478
MGM Resorts International*	8,076	109,995
International Game Technology	5,876	98,658
Melco Crown Entertainment Ltd. ADR*	6,595	89,758
Penn National Gaming, Inc.*	1,819	78,181
Bally Technologies, Inc.*	1,340	62,645

Total Casinos & Gaming		877,916

Hotels, Resorts & Cruise Lines — 7.5%
Carnival Corp.	6,909	221,641
Marriott International, Inc. — Class A	4,128	156,245

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Hotels, Resorts & Cruise Lines — 7.5% (continued)
Starwood Hotels & Resorts Worldwide, Inc.	2,568	$144,861
Wyndham Worldwide Corp.	2,493	115,949
Royal Caribbean Cruises Ltd.	3,697	108,803
Ctrip.com International Ltd. ADR*	3,425	74,117

Total Hotels, Resorts & Cruise Lines		821,616

Broadcasting — 7.3%
CBS Corp. — Class B	6,244	211,734
Discovery Communications, Inc. — Class A*	3,607	182,514
Liberty Media Corp. — Liberty Capital — Class A*	1,653	145,712
Scripps Networks Interactive, Inc. — Class A	2,537	123,527
Grupo Televisa SAB ADR	3,877	81,727
Pandora Media, Inc.*	5,470	55,849

Total Broadcasting		801,063

Publishing — 4.7%
Thomson Reuters Corp.	7,332	211,894
McGraw-Hill Companies, Inc.	3,347	162,229
Gannett Company, Inc.	5,429	83,227
Meredith Corp.	1,619	52,553

Total Publishing		509,903

Distillers & Vintners — 4.3%
Brown-Forman Corp. — Class B	1,826	152,270
Beam, Inc.	2,296	134,477
Constellation Brands, Inc. — Class A*	4,112	97,002
Diageo plc ADR	860	82,990

Total Distillers & Vintners		466,739

Leisure Products — 3.8%
Mattel, Inc.	4,396	147,969
Polaris Industries, Inc.	1,388	100,144
Hasbro, Inc.	2,607	95,729
Brunswick Corp.	2,585	66,564

Total Leisure Products		410,406

Home Entertainment Software — 3.5%
Electronic Arts, Inc.*	9,870	162,657
Activision Blizzard, Inc.	11,496	147,379
Take-Two Interactive Software, Inc.*	4,719	72,602

Total Home Entertainment Software		382,638

Brewers — 3.1%
Molson Coors Brewing Co. — Class B	2,845	128,736
Cia de Bebidas das Americas ADR	2,944	121,646
Anheuser-Busch InBev N.V. ADR	1,258	91,482

Total Brewers		341,864

Leisure Facilities — 1.7%
Six Flags Entertainment Corp.	1,519	71,044
Life Time Fitness, Inc.*	1,271	64,274
Vail Resorts, Inc.	1,244	53,803

Total Leisure Facilities		189,121

Leisure Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Motorcycle Manufacturers — 1.3%
Harley-Davidson, Inc.	2,993	$146,896

Total Common Stocks (Cost $8,070,297)		10,866,133

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$50,326	$50,326

Total Repurchase Agreement (Cost $50,326)		50,326

Total Investments — 100.0% (Cost $8,120,623)		$10,916,459

Other Assets & Liabilities, net — 0.0%		164

Total Net Assets — 100.0%		$10,916,623

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face	Value
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† — 35.5%
Federal Farm Credit Bank[1]
0.06% due 04/02/12	$1,000,000	$999,998
0.06% due 04/06/12	1,000,000	999,992

Total Federal Farm Credit Bank		1,999,990

Federal Home Loan Bank[1] 0.06% due 04/04/12	1,000,000	999,999
Farmer Mac[1] 0.07% due 04/03/12	1,000,000	999,996
Freddie Mac[2] 0.07% due 04/09/12	1,000,000	999,984

Total Federal Agency Discount Notes (Cost $4,999,965)		4,999,969

REPURCHASE AGREEMENTS††,3 — 60.5%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$2,837,674	2,837,674
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	2,837,673	2,837,673
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	2,837,673	2,837,673

Total Repurchase Agreements (Cost $8,513,020)		8,513,020

Total Investments — 96.0% (Cost $13,512,985)		$13,512,989

Other Assets & Liabilities, net — 4.0%		565,505

Total Net Assets — 100.0%		$14,078,494

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $1,500,975)	9	$14,808
June 2012 British Pound Futures Contracts (Aggregate Value of Contracts $699,388)	7	13,420
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $100,090)	1	(583)

(Total Aggregate Value of Contracts $2,300,453)		$27,645

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2012 Soybean Futures Contracts (Aggregate Value of Contracts $703,625)	10	35,529
June 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $410,911)	3	2,329

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $133,112)	5	$(110)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $336,375)	10	(4,230)
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $401,260)	3	(6,564)
June 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $167,030)	1	(7,589)
July 2012 Copper Futures Contracts (Aggregate Value of Contracts $670,863)	7	(8,242)
July 2012 Silver Futures Contracts (Aggregate Value of Contracts $162,025)	1	(8,733)
July 2012 Corn Futures Contracts (Aggregate Value of Contracts $513,600)	16	(9,567)
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,036,099)	10	(45,514)
June 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $292,370)	13	(57,666)

(Total Aggregate Value of Contracts $4,827,270)		$(110,357)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
July 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $207,844)	3	47,091
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $418,680)	9	27,889
June 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $289,120)	8	13,043
July 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $140,310)	3	7,055

Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Contracts	Unrealized
		Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
July 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $134,640)	6	$4,027

(Total Aggregate Value of Contracts $1,190,594)		$99,105

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,662,100)	11	21,739

	Contracts	Unrealized
		Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $277,225)	2	$(28)

(Total Aggregate Value of Contracts $1,939,325)		$21,711

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $388,266)	3	197

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 70.8%
Financials — 14.9%
Macerich Co.	1,270	$73,342
SL Green Realty Corp.	830	64,366
Federal Realty Investment Trust	618	59,816
New York Community Bancorp, Inc.	4,238	58,951
Affiliated Managers Group, Inc.*	516	57,694
UDR, Inc.	2,156	57,587
Rayonier, Inc.	1,178	51,937
Essex Property Trust, Inc.	340	51,513
Camden Property Trust	764	50,233
Realty Income Corp.	1,290	49,962
Everest Re Group Ltd.	519	48,018
Alleghany Corp.*	140	46,074
Alexandria Real Estate Equities, Inc.	600	43,878
MSCI, Inc. — Class A*	1,170	43,068
Reinsurance Group of America, Inc. — Class A	710	42,224
Taubman Centers, Inc.	560	40,852
Liberty Property Trust	1,128	40,292
Arthur J Gallagher & Co.	1,110	39,671
Raymond James Financial, Inc.	1,076	39,306
WR Berkley Corp.	1,080	39,009
Regency Centers Corp.	870	38,698
Fidelity National Financial, Inc. — Class A	2,135	38,494
BRE Properties, Inc.	730	36,902
Duke Realty Corp.	2,500	35,850
Jones Lang LaSalle, Inc.	420	34,990
Senior Housing Properties Trust	1,570	34,619
Cullen/Frost Bankers, Inc.	590	34,331
First Niagara Financial Group, Inc.	3,398	33,435
East West Bancorp, Inc.	1,436	33,157
American Campus Communities, Inc.	720	32,198
Eaton Vance Corp.	1,114	31,838
Hospitality Properties Trust	1,196	31,658
HCC Insurance Holdings, Inc.	1,005	31,326
Commerce Bancshares, Inc.	769	31,160
Weingarten Realty Investors	1,170	30,923
Hancock Holding Co.	820	29,118
SEI Investments Co.	1,398	28,925
Home Properties, Inc.	470	28,675
American Financial Group, Inc.	737	28,433
Signature Bank*	450	28,368
National Retail Properties, Inc.	1,025	27,870
Jefferies Group, Inc.	1,450	27,318
SVB Financial Group*	420	27,023
Waddell & Reed Financial, Inc. — Class A	830	26,900
Brown & Brown, Inc.	1,118	26,586
Old Republic International Corp.	2,500	26,375
Mack-Cali Realty Corp.	847	24,411
CBOE Holdings, Inc.	857	24,356
City National Corp.	450	23,612
Associated Banc-Corp.	1,680	23,453
Valley National Bancorp	1,807	23,401
Protective Life Corp.	789	23,371

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Financials — 14.9% (continued)
Highwoods Properties, Inc.	700	$23,324
Bank of Hawaii Corp.	443	21,419
Omega Healthcare Investors, Inc.	1,000	21,260
Prosperity Bancshares, Inc.	460	21,068
Fulton Financial Corp.	1,930	20,265
Aspen Insurance Holdings Ltd.	678	18,943
TCF Financial Corp.	1,530	18,192
FirstMerit Corp.	1,055	17,787
Hanover Insurance Group, Inc.	430	17,682
StanCorp Financial Group, Inc.	428	17,522
Washington Federal, Inc.	1,040	17,493
First American Financial Corp.	1,017	16,913
Janus Capital Group, Inc.	1,821	16,225
Webster Financial Corp.	710	16,096
Corporate Office Properties Trust	690	16,015
Synovus Financial Corp.	7,650	15,683
Trustmark Corp.	620	15,488
Mercury General Corp.	350	15,309
Kemper Corp.	480	14,534
Apollo Investment Corp.	1,900	13,623
Cathay General Bancorp	760	13,452
Westamerica Bancorporation	271	13,008
Greenhill & Company, Inc.	279	12,176
Potlatch Corp.	387	12,129
Equity One, Inc.	573	11,586
International Bancshares Corp.	513	10,850
BancorpSouth, Inc.	797	10,736
Astoria Financial Corp.	809	7,977

Total Financials		2,402,322

Industrials — 12.0%
Kansas City Southern*	1,059	75,920
AMETEK, Inc.	1,550	75,191
Donaldson Company, Inc.	1,438	51,379
KBR, Inc.	1,429	50,802
J.B. Hunt Transport Services, Inc.	874	47,520
BE Aerospace, Inc.*	1,006	46,748
Hubbell, Inc. — Class B	580	45,576
Pentair, Inc.	950	45,229
AGCO Corp.*	940	44,377
Timken Co.	810	41,099
Waste Connections, Inc.	1,187	38,613
SPX Corp.	490	37,990
MSC Industrial Direct Company, Inc. — Class A	445	37,060
Lincoln Electric Holdings, Inc.	810	36,709
Manpower, Inc.	774	36,665
Thomas & Betts Corp.*	508	36,530
Kirby Corp.*	540	35,527
Wabtec Corp.	467	35,198
Kennametal, Inc.	772	34,377
IDEX Corp.	808	34,041
Fortune Brands Home & Security, Inc.*	1,527	33,701
URS Corp.	770	32,740
Towers Watson & Co. — Class A	489	32,308
Clean Harbors, Inc.*	460	30,972
Gardner Denver, Inc.	487	30,691
Graco, Inc.	577	30,616

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Industrials — 12.0% (continued)
Nordson Corp.	550	$29,981
Carlisle Companies, Inc.	600	29,952
Copart, Inc.*	1,026	26,748
Corrections Corporation of America*	964	26,326
Regal-Beloit Corp.	400	26,220
United Rentals, Inc.*	608	26,077
Landstar System, Inc.	451	26,032
Triumph Group, Inc.	414	25,941
Acuity Brands, Inc.	411	25,823
Valmont Industries, Inc.	217	25,478
Trinity Industries, Inc.	770	25,372
AECOM Technology Corp.*	1,128	25,233
Woodward, Inc.	580	24,841
Alaska Air Group, Inc.*	674	24,143
Terex Corp.*	1,058	23,805
CLARCOR, Inc.	480	23,563
Crane Co.	469	22,747
Exelis, Inc.	1,781	22,298
Esterline Technologies Corp.*	300	21,438
ITT Corp.	911	20,898
Oshkosh Corp.*	888	20,575
Watsco, Inc.	274	20,287
Shaw Group, Inc.*	625	19,819
Lennox International, Inc.	491	19,787
Alexander & Baldwin, Inc.	400	19,380
Huntington Ingalls Industries, Inc.*	470	18,913
Harsco Corp.	776	18,205
GATX Corp.	451	18,175
Con-way, Inc.	540	17,609
UTI Worldwide, Inc.	990	17,058
Alliant Techsystems, Inc.	319	15,988
FTI Consulting, Inc.*	402	15,083
General Cable Corp.*	481	13,987
Corporate Executive Board Co.	322	13,849
Rollins, Inc.	620	13,194
Herman Miller, Inc.	560	12,857
Mine Safety Appliances Co.	298	12,242
HNI Corp.	430	11,933
Deluxe Corp.	490	11,476
Brink's Co.	450	10,742
Werner Enterprises, Inc.	428	10,640
JetBlue Airways Corp.*	1,980	9,682
Granite Construction, Inc.	330	9,484
Korn*	460	7,705

Total Industrials		1,939,165

Information Technology — 11.8%
Equinix, Inc.*	451	71,009
Trimble Navigation Ltd.*	1,200	65,304
Alliance Data Systems Corp.*	480	60,460
ANSYS, Inc.*	900	58,519
Rackspace Hosting, Inc.*	1,010	58,368
Informatica Corp.*	1,040	55,016
VeriFone Systems, Inc.*	1,018	52,804
Lam Research Corp.*	1,156	51,581
Avnet, Inc.*	1,401	50,983
Skyworks Solutions, Inc.*	1,820	50,323
TIBCO Software, Inc.*	1,610	49,105
Arrow Electronics, Inc.*	1,077	45,202

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Information Technology — 11.8% (continued)
Synopsys, Inc.*	1,407	$43,139
Factset Research Systems, Inc.	435	43,082
Atmel Corp.*	4,354	42,930
Riverbed Technology, Inc.*	1,520	42,681
MICROS Systems, Inc.*	767	42,407
Gartner, Inc.*	902	38,462
Global Payments, Inc.	757	35,958
Cree, Inc.*	1,118	35,362
Rovi Corp.*	1,036	33,722
NCR Corp.*	1,532	33,259
Polycom, Inc.*	1,718	32,762
Parametric Technology Corp.*	1,147	32,047
Cadence Design Systems, Inc.*	2,650	31,376
Solera Holdings, Inc.	676	31,022
Jack Henry & Associates, Inc.	840	28,661
Broadridge Financial Solutions, Inc.	1,197	28,620
Ingram Micro, Inc. — Class A*	1,449	26,893
Concur Technologies, Inc.*	448	25,706
National Instruments Corp.	900	25,668
NeuStar, Inc. — Class A*	653	24,324
Wright Express Corp.*	374	24,209
Cypress Semiconductor Corp.*	1,497	23,398
Diebold, Inc.	603	23,228
Tech Data Corp.*	394	21,378
Lender Processing Services, Inc.	814	21,164
Zebra Technologies Corp. — Class A*	499	20,549
Compuware Corp.*	2,107	19,363
ADTRAN, Inc.	616	19,213
Vishay Intertechnology, Inc.*	1,522	18,508
Semtech Corp.*	629	17,901
Fairchild Semiconductor International, Inc. — Class A*	1,216	17,875
Silicon Laboratories, Inc.*	410	17,630
DST Systems, Inc.	324	17,571
Itron, Inc.*	385	17,483
AOL, Inc.*	915	17,358
QLogic Corp.*	953	16,925
CoreLogic, Inc.*	1,032	16,842
Plantronics, Inc.	415	16,708
International Rectifier Corp.*	667	15,388
Ciena Corp.*	950	15,381
Fair Isaac Corp.	350	15,365
ValueClick, Inc.*	776	15,318
ACI Worldwide, Inc.*	378	15,222
Convergys Corp.*	1,119	14,939
Tellabs, Inc.	3,523	14,268
Intersil Corp. — Class A	1,218	13,642
Mentor Graphics Corp.*	898	13,344
RF Micro Devices, Inc.*	2,667	13,282
Quest Software, Inc.*	549	12,775
Monster Worldwide, Inc.*	1,189	11,593
Acxiom Corp.*	755	11,083
Integrated Device Technology, Inc.*	1,364	9,753
MEMC Electronic Materials, Inc.*	2,230	8,050
Advent Software, Inc.*	313	8,013

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Information Technology — 11.8% (continued)
Mantech International Corp. — Class A	220	$7,581

Total Information Technology		1,909,055

Consumer Discretionary — 9.4%
Fossil, Inc.*	500	65,990
Tractor Supply Co.	690	62,486
Advance Auto Parts, Inc.	700	61,999
PetSmart, Inc.	1,073	61,397
PVH Corp.	650	58,065
Polaris Industries, Inc.	661	47,691
Panera Bread Co. — Class A*	287	46,184
Foot Locker, Inc.	1,460	45,333
Dick's Sporting Goods, Inc.	930	44,714
LKQ Corp.*	1,419	44,230
Signet Jewelers Ltd.	839	39,668
Williams-Sonoma, Inc.	993	37,218
Mohawk Industries, Inc.*	550	36,581
Tupperware Brands Corp.	542	34,417
Toll Brothers, Inc.*	1,420	34,065
Gentex Corp.	1,390	34,055
Under Armour, Inc. — Class A*	350	32,900
American Eagle Outfitters, Inc.	1,867	32,094
NVR, Inc.*	44	31,959
Ascena Retail Group, Inc.*	654	28,985
Hanesbrands, Inc.*	940	27,768
Sotheby's	650	25,571
Carter's, Inc.*	498	24,785
AMC Networks, Inc. — Class A*	550	24,547
Chico's FAS, Inc.	1,620	24,462
Service Corporation International	2,139	24,085
Deckers Outdoor Corp.*	369	23,265
Warnaco Group, Inc.*	387	22,601
John Wiley & Sons, Inc. — Class A	455	21,654
Rent-A-Center, Inc. — Class A	569	21,480
Brinker International, Inc.	758	20,883
Life Time Fitness, Inc.*	408	20,632
Guess?, Inc.	640	20,000
Bally Technologies, Inc.*	414	19,354
Aaron's, Inc.	737	19,088
Lamar Advertising Co. — Class A*	570	18,474
Saks, Inc.*	1,505	17,473
Aeropostale, Inc.*	776	16,777
Cheesecake Factory, Inc.*	532	15,635
ANN, Inc.*	506	14,492
HSN, Inc.	380	14,451
Wendy's Co.	2,858	14,319
Thor Industries, Inc.	427	13,476
DreamWorks Animation SKG, Inc. — Class A*	689	12,712
WMS Industries, Inc.*	534	12,672
ITT Educational Services, Inc.*	190	12,566
Meredith Corp.	359	11,653
Collective Brands, Inc.*	587	11,540
Bob Evans Farms, Inc.	279	10,524
Strayer Education, Inc.	109	10,277
Regis Corp.	547	10,081
Valassis Communications, Inc.*	412	9,476
MDC Holdings, Inc.	364	9,388

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Consumer Discretionary — 9.4% (continued)
Office Depot, Inc.*	2,715	$9,367
Matthews International Corp. — Class A	270	8,543
Scholastic Corp.	240	8,467
New York Times Co. — Class A*	1,170	7,944
International Speedway Corp. — Class A	270	7,493
Scientific Games Corp. — Class A*	565	6,588
KB Home	700	6,230
RadioShack Corp.	959	5,965
American Greetings Corp. — Class A	370	5,676
Barnes & Noble, Inc.*	390	5,168

Total Consumer Discretionary		1,527,633

Health Care — 7.3%
Regeneron Pharmaceuticals, Inc.*	730	85,133
Vertex Pharmaceuticals, Inc.*	2,030	83,250
Henry Schein, Inc.*	867	65,615
Mettler-Toledo International, Inc.*	304	56,164
Hologic, Inc.*	2,550	54,952
IDEXX Laboratories, Inc.*	532	46,523
Endo Pharmaceuticals Holdings, Inc.*	1,130	43,765
ResMed, Inc.*	1,392	43,027
Omnicare, Inc.	1,097	39,021
Universal Health Services, Inc. — Class B	930	38,976
Cooper Companies, Inc.	460	37,587
Mednax, Inc.*	469	34,880
Health Net, Inc.*	800	31,776
AMERIGROUP Corp.*	462	31,083
Allscripts Healthcare Solutions, Inc.*	1,843	30,594
Catalyst Health Solutions, Inc.*	480	30,590
WellCare Health Plans, Inc.*	410	29,471
Gen-Probe, Inc.*	437	29,021
Covance, Inc.*	565	26,911
HMS Holdings Corp.*	830	25,904
Techne Corp.	356	24,956
United Therapeutics Corp.*	518	24,413
Teleflex, Inc.	390	23,849
Lincare Holdings, Inc.	840	21,739
Medicis Pharmaceutical Corp. — Class A	569	21,389
Hill-Rom Holdings, Inc.	595	19,879
Bio-Rad Laboratories, Inc. — Class A*	191	19,805
VCA Antech, Inc.*	840	19,496
Thoratec Corp.*	564	19,012
Community Health Systems, Inc.*	853	18,971
Owens & Minor, Inc.	610	18,550
LifePoint Hospitals, Inc.*	465	18,340
STERIS Corp.	557	17,612
Charles River Laboratories International, Inc.*	472	17,034
Health Management Associates, Inc. — Class A*	2,460	16,531

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Health Care — 7.3% (continued)
Masimo Corp.*	563	$13,163

Total Health Care		1,178,982

Materials — 4.5%
Albemarle Corp.	854	54,587
Ashland, Inc.	753	45,978
Rock-Tenn Co. — Class A	680	45,941
Valspar Corp.	899	43,413
Reliance Steel & Aluminum Co.	728	41,118
Martin Marietta Materials, Inc.	440	37,677
Aptargroup, Inc.	638	34,943
Domtar Corp.	355	33,860
RPM International, Inc.	1,270	33,261
Sonoco Products Co.	970	32,204
Steel Dynamics, Inc.	2,110	30,679
Packaging Corporation of America	932	27,578
Cytec Industries, Inc.	442	26,869
Cabot Corp.	609	25,992
Compass Minerals International, Inc.	319	22,885
Scotts Miracle-Gro Co. — Class A	412	22,314
Carpenter Technology Corp.	425	22,198
Silgan Holdings, Inc.	479	21,172
NewMarket Corp.	100	18,740
Sensient Technologies Corp.	486	18,468
Olin Corp.	770	16,748
Greif, Inc. — Class A	297	16,608
Commercial Metals Co.	1,117	16,554
Intrepid Potash, Inc.*	508	12,360
Louisiana-Pacific Corp.*	1,319	12,333
Minerals Technologies, Inc.	171	11,185
Worthington Industries, Inc.	506	9,705

Total Materials		735,370

Energy — 4.0%
HollyFrontier Corp.	2,010	64,622
Cimarex Energy Co.	830	62,640
Oceaneering International, Inc.	1,040	56,045
Plains Exploration & Production Co.*	1,238	52,801
SM Energy Co.	620	43,877
Superior Energy Services, Inc.*	1,518	40,014
Oil States International, Inc.*	500	39,030
Dresser-Rand Group, Inc.*	733	34,004
World Fuel Services Corp.	690	28,290
Tidewater, Inc.	495	26,740
Patterson-UTI Energy, Inc.	1,490	25,762
Atwood Oceanics, Inc.*	547	24,555
Arch Coal, Inc.	2,060	22,062
Dril-Quip, Inc.*	329	21,392
CARBO Ceramics, Inc.	190	20,036
Helix Energy Solutions Group, Inc.*	1,020	18,156
Unit Corp.*	400	17,104
Forest Oil Corp.*	1,077	13,053
Northern Oil and Gas, Inc.*	610	12,651
Bill Barrett Corp.*	450	11,705
Quicksilver Resources, Inc.*	1,143	5,761
Patriot Coal Corp.*	898	5,604

Total Energy		645,904

Utilities — 3.8%
OGE Energy Corp.	950	50,825

	Shares	Value
COMMON STOCKS† — 70.8% (continued)
Utilities — 3.8% (continued)
NSTAR	999	$48,581
Alliant Energy Corp.	1,070	46,352
MDU Resources Group, Inc.	1,827	40,907
National Fuel Gas Co.	806	38,785
N.V. Energy, Inc.	2,279	36,736
Energen Corp.	700	34,405
Westar Energy, Inc.	1,220	34,075
Questar Corp.	1,720	33,127
Aqua America, Inc.	1,339	29,846
UGI Corp.	1,083	29,512
Atmos Energy Corp.	870	27,370
Great Plains Energy, Inc.	1,318	26,716
Hawaiian Electric Industries, Inc.	930	23,576
Cleco Corp.	590	23,394
Vectren Corp.	790	22,957
WGL Holdings, Inc.	500	20,350
IDACORP, Inc.	480	19,738
PNM Resources, Inc.	771	14,109
Black Hills Corp.	420	14,083

Total Utilities		615,444

Consumer Staples — 2.8%
Monster Beverage Corp.*	1,468	91,148
Church & Dwight Company, Inc.	1,370	67,390
Green Mountain Coffee Roasters, Inc.*	1,260	59,019
Energizer Holdings, Inc.*	637	47,253
Corn Products International, Inc.	739	42,603
Ralcorp Holdings, Inc.*	530	39,268
Smithfield Foods, Inc.*	1,554	34,235
Flowers Foods, Inc.	1,090	22,203
Harris Teeter Supermarkets, Inc.*	480	19,248
Lancaster Colony Corp.	192	12,760
Universal Corp.	220	10,252
Post Holdings, Inc.*	265	8,726
Tootsie Roll Industries, Inc.	246	5,626

Total Consumer Staples		459,731

Telecommunication Services — 0.3%
tw telecom, Inc. — Class A*	1,450	32,132
Telephone & Data Systems, Inc.	935	21,645

Total Telecommunication Services		53,777

Total Common Stocks (Cost $8,697,113)		11,467,383

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face	Value
	Amount
REPURCHASE AGREEMENTS††,1 — 28.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$1,777,094	$1,777,093
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	1,415,561	1,415,561
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,415,561	1,415,561

Total Repurchase Agreements (Cost $4,608,215)		4,608,215

Total Investments — 99.3% (Cost $13,305,328)		$16,075,598

Other Assets & Liabilities, net — 0.7%		108,076

Total Net Assets — 100.0%		$16,183,674

	Contracts	Unrealized
		Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $4,457,250)	45	$66,198

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [3] (Notional Value $109,379)	110	$(38)
Barclays Bank plc April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [3] (Notional Value $4,729,128)	4,756	(1,764)
Goldman Sachs International April 2012 S&P MidCap 400 Index Swap, Terminating 04/27/12 [3] (Notional Value $627,044)	631	(5,672)
Morgan Stanley Capital Services, Inc. April 2012 S&P MidCap 400 Index Swap, Terminating 04/30/12 [3] (Notional Value $2,825,733)	2,842	(14,755)

(Total Notional Value $8,291,284)		$(22,229)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.0%
Information Technology — 9.6%
Novellus Systems, Inc.*,1	7,707	$384,656
Motorola Mobility Holdings, Inc.*,1	8,150	319,805
Taleo Corp. — Class A*,1	4,448	204,297
LoopNet, Inc.*,1	8,656	162,560
Convio, Inc.*,1	4,105	63,504
Equinix, Inc.*,1	255	40,150
Fidelity National Information Services, Inc.[1]	1,120	37,095
IAC/InterActiveCorp.[1]	751	36,867
Activision Blizzard, Inc.[1]	2,854	36,588
Alliance Data Systems Corp.*,1	290	36,528
Avnet, Inc.*,1	896	32,605
EchoStar Corp. — Class A*,1	1,128	31,742
CA, Inc.[1]	1,136	31,308
KLA-Tencor Corp.[1]	557	30,312
Jabil Circuit, Inc.[1]	1,193	29,968
Dell, Inc.*,1	1,703	28,270
DST Systems, Inc.[1]	465	25,217
Intel Corp.[1]	619	17,400
Apple, Inc.*,1	29	17,385
Tudou Holdings Ltd. ADR*	584	17,246
Tech Data Corp.*,1	263	14,270
Avago Technologies Ltd.[1]	331	12,899
Xilinx, Inc.[1]	270	9,836
Maxim Integrated Products, Inc.[1]	309	8,834
Adobe Systems, Inc.*,1	225	7,720
SanDisk Corp.*,1	141	6,992
Molex, Inc.[1]	240	6,749
NVIDIA Corp.*,1	383	5,894
Fairchild Semiconductor International, Inc. — Class A*,1	396	5,821
Motorola Solutions, Inc.[1]	95	4,829
Vishay Intertechnology, Inc.*,1	332	4,037
Synopsys, Inc.*,1	107	3,281
Harris Corp.[1]	72	3,246
Global Payments, Inc.[1]	42	1,995
Polycom, Inc.*,1	84	1,602

Total Information Technology		1,681,508

Industrials — 8.4%
Goodrich Corp.[1]	3,087	387,234
RSC Holdings, Inc.*,1	11,052	249,664
Thomas & Betts Corp.*	1,427	102,616
Stanley Black & Decker, Inc.[1]	465	35,786
Towers Watson & Co. — Class A1	537	35,479
Kennametal, Inc.[1]	751	33,441
Northrop Grumman Corp.[1]	515	31,456
AGCO Corp.*,1	655	30,924
GATX Corp.[1]	741	29,862
Tyco International Ltd.[1]	488	27,416
Republic Services, Inc. — Class A1	880	26,893
Kirby Corp.*,1	400	26,316
Corrections Corporation of America*,1	930	25,398
Alexander & Baldwin, Inc.[1]	517	25,049
WESCO International, Inc.*,1	383	25,014
Ryder System, Inc.[1]	450	23,761
Fastenal Co.[1]	437	23,642
Dover Corp.[1]	370	23,287

	Shares	Value
COMMON STOCKS† — 49.0% (continued)
Industrials — 8.4% (continued)
MSC Industrial Direct Company, Inc. — Class A1	278	$23,152
WW Grainger, Inc.[1]	107	22,985
Caterpillar, Inc.[1]	206	21,944
Air Lease Corp. — Class A*,1	875	21,061
CSX Corp.[1]	921	19,820
Union Pacific Corp.[1]	178	19,131
FedEx Corp.[1]	208	19,128
Con-way, Inc.[1]	553	18,034
L-3 Communications Holdings, Inc.[1]	191	13,517
Cummins, Inc.[1]	99	11,884
Chicago Bridge & Iron Company N.V.[1]	269	11,618
Parker Hannifin Corp.[1]	130	10,992
Kansas City Southern*,1	130	9,320
CNH Global N.V.*,1	164	6,511
Emerson Electric Co.[1]	123	6,418
J.B. Hunt Transport Services, Inc.[1]	104	5,654
Gardner Denver, Inc.[1]	80	5,042
Armstrong World Industries, Inc.[1]	100	4,877
Norfolk Southern Corp.[1]	72	4,740
Cintas Corp.[1]	65	2,543
General Electric Co.[1]	107	2,147
Polypore International, Inc.*,1	59	2,074
WABCO Holdings, Inc.*	8	484

Total Industrials		1,426,314

Financials — 7.1%
Delphi Financial Group, Inc. — Class A1	4,762	213,195
Advance America Cash Advance Centers, Inc.[1]	12,079	126,709
Harleysville Group, Inc.[1]	1,906	109,976
Pacific Capital Bancorp North America*	1,844	84,106
Annaly Capital Management, Inc.[1]	2,953	46,716
Encore Bancshares, Inc.*	2,071	42,187
Discover Financial Services[1]	1,162	38,741
CNA Financial Corp.[1]	1,216	35,665
Fidelity National Financial, Inc. — Class A1	1,970	35,519
Torchmark Corp.[1]	709	35,344
American Financial Group, Inc.[1]	903	34,838
American Capital Ltd.*,1	3,978	34,488
NASDAQ OMX Group, Inc.*,1	1,315	34,058
SL Green Realty Corp.[1]	423	32,803
Commerce Bancshares, Inc.[1]	765	30,998
Taubman Centers, Inc.[1]	415	30,274
Huntington Bancshares, Inc.[1]	4,351	28,064
Marsh & McLennan Companies, Inc.[1]	803	26,330
BOK Financial Corp.[1]	423	23,806
Assured Guaranty Ltd.[1]	1,429	23,607
Arch Capital Group Ltd.*,1	537	19,998
Douglas Emmett, Inc.[1]	850	19,388
Piedmont Office Realty Trust, Inc. — Class A1	1,042	18,496
MetLife, Inc.[1]	484	18,077

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.0% (continued)
Financials — 7.1% (continued)
Macerich Co.[1]	301	$17,383
BlackRock, Inc. — Class A1	75	15,368
Raymond James Financial, Inc.[1]	399	14,575
JPMorgan Chase & Co.[1]	293	13,472
Leucadia National Corp.[1]	465	12,137
Prudential Financial, Inc.[1]	164	10,396
U.S. Bancorp[1]	272	8,617
Interactive Brokers Group, Inc. — Class A1	400	6,800
HCP, Inc.[1]	156	6,156
New York Community Bancorp, Inc.[1]	424	5,898
Principal Financial Group, Inc.[1]	160	4,722
Citigroup, Inc.[1]	92	3,363
Capitol Federal Financial, Inc.[1]	271	3,214
ACE Ltd.[1]	34	2,489
Simon Property Group, Inc.[1]	15	2,185
Liberty Property Trust[1]	52	1,857

Total Financials		1,272,015

Utilities — 5.9%
Progress Energy, Inc.[1]	9,760	518,354
Central Vermont Public Service Corp.[1]	2,450	86,240
NSTAR	912	44,352
NiSource, Inc.[1]	1,467	35,721
DTE Energy Co.[1]	633	34,834
Alliant Energy Corp.[1]	790	34,223
Pinnacle West Capital Corp.[1]	713	34,153
Consolidated Edison, Inc.[1]	576	33,650
American Electric Power Company, Inc.[1]	838	32,330
ONEOK, Inc.[1]	325	26,540
Ameren Corp.[1]	686	22,350
Atmos Energy Corp.[1]	647	20,355
NRG Energy, Inc.*,1	1,204	18,867
American Water Works Company, Inc.[1]	530	18,035
Entergy Corp.[1]	203	13,642
PG&E Corp.[1]	186	8,074
Public Service Enterprise Group, Inc.[1]	234	7,163
CenterPoint Energy, Inc.[1]	282	5,561
CMS Energy Corp.[1]	206	4,532
Exelon Corp.[1]	51	2,000
UGI Corp.[1]	69	1,880
SCANA Corp.	9	410

Total Utilities		1,003,266

Health Care — 5.2%
Zoll Medical Corp.*	2,250	208,417
Medco Health Solutions, Inc.*,1	1,380	97,013
Transcend Services, Inc.*	2,879	84,500
Amgen, Inc.[1]	651	44,260
ISTA Pharmaceuticals, Inc.*	4,523	40,752
Coventry Health Care, Inc.[1]	1,048	37,276
Cooper Companies, Inc.[1]	423	34,563
LifePoint Hospitals, Inc.*,1	823	32,459
Agilent Technologies, Inc.[1]	598	26,617
Forest Laboratories, Inc.*,1	751	26,052
Gilead Sciences, Inc.*,1	523	25,549

	Shares	Value
COMMON STOCKS† — 49.0% (continued)
Health Care — 5.2% (continued)
Celgene Corp.*,1	301	$23,334
Myriad Genetics, Inc.*,1	972	22,998
United Therapeutics Corp.*,1	479	22,575
Endo Pharmaceuticals Holdings, Inc.*,1	518	20,062
Biogen Idec, Inc.*,1	158	19,903
SXC Health Solutions Corp.*,1	263	19,714
Pfizer, Inc.[1]	865	19,601
AmerisourceBergen Corp.[1]	396	15,713
Bio-Rad Laboratories, Inc. — Class A*,1	149	15,450
Amylin Pharmaceuticals, Inc.*,1	600	14,976
BioMarin Pharmaceutical, Inc.*,1	408	13,974
Perrigo Co.[1]	127	13,120
McKesson Corp.[1]	114	10,006
Aetna, Inc.[1]	172	8,628
Boston Scientific Corp.*,1	1,242	7,427
Vertex Pharmaceuticals, Inc.*,1	75	3,076
UnitedHealth Group, Inc.[1]	46	2,711
AMERIGROUP Corp.*,1	38	2,557
Humana, Inc.[1]	27	2,497
WellPoint, Inc.[1]	30	2,214
Alexion Pharmaceuticals, Inc.*,1	16	1,486
Cigna Corp.[1]	15	739

Total Health Care		920,219

Consumer Discretionary — 4.1%
PEP Boys-Manny Moe & Jack[1]	8,225	122,716
Dillard's, Inc. — Class A1	659	41,530
Jarden Corp.[1]	976	39,264
Foot Locker, Inc.[1]	1,216	37,756
Wyndham Worldwide Corp.[1]	789	36,696
Comcast Corp. — Class A1	1,170	35,111
Limited Brands, Inc.[1]	728	34,944
MGM Resorts International*,1	2,020	27,513
BorgWarner, Inc.*,1	297	25,050
Target Corp.[1]	424	24,707
O'Reilly Automotive, Inc.*,1	267	24,390
Genuine Parts Co.[1]	357	22,402
Brinker International, Inc.[1]	808	22,260
Time Warner Cable, Inc.[1]	268	21,841
Kohl's Corp.[1]	416	20,812
Polaris Industries, Inc.[1]	286	20,634
DISH Network Corp. — Class A1	576	18,968
Hanesbrands, Inc.*,1	564	16,660
NIKE, Inc. — Class B1	129	13,989
Interpublic Group of Companies, Inc.[1]	1,151	13,133
CBS Corp. — Class B1	373	12,648
Hasbro, Inc.[1]	341	12,522
LKQ Corp.*,1	305	9,507
Best Buy Company, Inc.[1]	396	9,378
Staples, Inc.[1]	504	8,155
Family Dollar Stores, Inc.[1]	119	7,530
Education Management Corp.*,1	549	7,516
Coach, Inc.[1]	89	6,878
Service Corporation International[1]	445	5,011
Guess?, Inc.[1]	133	4,156
RadioShack Corp.[1]	565	3,514
Tempur-Pedic International, Inc.*,1	34	2,871

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.0% (continued)
Consumer Discretionary — 4.1% (continued)
Choice Hotels International, Inc.[1]	70	$2,614
Aaron’s, Inc.[1]	95	2,461
Fossil, Inc.*,1	15	1,980
Career Education Corp.*,1	169	1,362
DeVry, Inc.[1]	37	1,253

Total Consumer Discretionary		719,732

Materials — 2.6%
Solutia, Inc.[1]	8,801	245,901
Westlake Chemical Corp.[1]	595	38,550
Rockwood Holdings, Inc.*,1	636	33,168
LyondellBasell Industries N.V. — Class A1	674	29,420
CF Industries Holdings, Inc.[1]	137	25,023
Cliffs Natural Resources, Inc.[1]	303	20,986
MeadWestvaco Corp.[1]	626	19,776
Domtar Corp.[1]	198	18,885
Alcoa, Inc.[1]	1,349	13,517
Freeport-McMoRan Copper & Gold, Inc.[1]	302	11,488
Intrepid Potash, Inc.*,1	364	8,856
International Paper Co.[1]	99	3,475
Huntsman Corp.[1]	118	1,653
Newmont Mining Corp.	3	154

Total Materials		470,852

Energy — 2.2%
El Paso Corp.[1]	5,091	150,440
Valero Energy Corp.[1]	1,353	34,866
Tesoro Corp.*,1	1,208	32,423
Marathon Oil Corp.[1]	1,001	31,732
Chevron Corp.[1]	251	26,918
ConocoPhillips[1]	213	16,190
Unit Corp.*,1	362	15,478
Patterson-UTI Energy, Inc.[1]	850	14,697
Murphy Oil Corp.[1]	224	12,604
National Oilwell Varco, Inc.[1]	132	10,490
Occidental Petroleum Corp.[1]	94	8,952
QEP Resources, Inc.[1]	242	7,381
Spectra Energy Corp.[1]	213	6,720
SM Energy Co.[1]	38	2,689
Helmerich & Payne, Inc.[1]	15	809
Williams Companies, Inc.	8	246

Total Energy		372,635

Consumer Staples — 2.1%
ConAgra Foods, Inc.[1]	1,322	34,716
Coca-Cola Enterprises, Inc.[1]	1,197	34,234
Hormel Foods Corp.[1]	1,158	34,184
Smithfield Foods, Inc.*,1	1,441	31,745
Lorillard, Inc.[1]	239	30,945
Kroger Co.[1]	1,094	26,508
Philip Morris International, Inc.[1]	292	25,874
Reynolds American, Inc.[1]	556	23,041
Herbalife Ltd.[1]	328	22,573
Kimberly-Clark Corp.[1]	303	22,389
Kraft Foods, Inc. — Class A1	408	15,508
Church & Dwight Company, Inc.[1]	309	15,200
Avon Products, Inc.[1]	607	11,752
Corn Products International, Inc.[1]	194	11,184
Walgreen Co.[1]	270	9,042

	Shares	Value
COMMON STOCKS† — 49.0% (continued)
Consumer Staples — 2.1% (continued)
Constellation Brands, Inc. — Class A*,1	339	$7,997
Altria Group, Inc.[1]	177	5,464
Procter & Gamble Co.[1]	66	4,436
Green Mountain Coffee Roasters, Inc.*,1	34	1,593
Estee Lauder Companies, Inc. — Class A1	15	929

Total Consumer Staples		369,314

Telecommunication Services — 1.8%
AboveNet, Inc.*	2,773	229,605
SureWest Communications[1]	1,922	43,341
Verizon Communications, Inc.[1]	541	20,682
United States Cellular Corp.*,1	213	8,718
MetroPCS Communications, Inc.*,1	37	334

Total Telecommunication Services		302,680

Total Common Stocks (Cost $7,729,999)		8,538,535

EXCHANGE TRADED FUNDS† — 2.2%
iShares MSCI United Kingdom Index Fund[1]	6,895	119,284
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund[1]	2,963	58,016
BlackRock Enhanced Equity Dividend Trust[1]	7,555	56,663
iShares MSCI South Korea Index Fund[1]	614	36,558
Dividend and Income Fund, Inc.[1]	8,352	30,234
iShares MSCI South Africa Index Fund[1]	369	25,384
iShares MSCI Mexico Investable Market Index Fund[1]	328	20,507
RMR Real Estate Income Fund[1]	1,268	20,415
iShares MSCI Singapore Index Fund[1]	1,460	18,819
iShares MSCI Chile Investable Market Index Fund[1]	214	14,616
Vanguard MSCI Emerging Markets ETF[1]	267	11,607

Total Exchange Traded Funds (Cost $383,004)		412,103

CLOSED-END FUNDS† — 17.1%
Calamos Strategic Total Return Fund[1]	16,457	164,569
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	16,801	160,113
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	14,891	157,696
Gabelli Dividend & Income Trust[1]	9,581	156,937
CBRE Clarion Global Real Estate Income Fund[1]	16,477	132,475
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	9,307	120,433
Royce Value Trust, Inc.[1]	7,460	103,545
Liberty All Star Equity Fund[1]	18,616	91,777
Calamos Global Dynamic Income Fund[1]	10,388	91,414

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
CLOSED-END FUNDS† — 17.1% (continued)
Eaton Vance Enhanced Equity Income Fund II1	7,855	$85,462
Clough Global Opportunities Fund[1]	7,155	84,214
Eaton Vance Enhanced Equity Income Fund[1]	7,411	81,966
Blackrock Credit Allocation Income Trust IV1	6,226	81,374
Zweig Total Return Fund, Inc.[1]	24,213	77,482
BlackRock Enhanced Capital and Income Fund, Inc.[1]	5,448	73,494
BlackRock Credit Allocation Income Trust II, Inc.[1]	6,302	66,234
Western Asset/Claymore Inflation-Linked Opportunities & Income[1]	5,157	65,958
Adams Express Co.[1]	5,926	65,067
Petroleum & Resources Corp.[1]	2,500	65,000
Advent Claymore Convertible Securities and Income Fund[1]	3,889	63,430
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	5,537	61,128
H&Q Healthcare Investors[1]	3,648	60,083
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	6,574	58,574
AGIC Equity & Convertible Income Fund[1]	3,087	54,825
John Hancock Bank and Thrift Opportunity Fund[1]	2,812	48,507
General American Investors Company, Inc.[1]	1,595	46,287
Tri-Continental Corp.[1]	2,778	44,226
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	10,268	43,947
Alpine Global Premier Properties Fund[1]	6,273	40,775
BlackRock Credit Allocation Income Trust III, Inc.[1]	3,014	33,847
Zweig Fund, Inc.[1]	10,521	33,772
First Trust Enhanced Equity Income Fund[1]	2,484	30,007
Clough Global Equity Fund[1]	2,217	29,065
Japan Smaller Capitalization Fund, Inc.[1]	3,656	28,663
GDL Fund[1]	2,248	27,583
Madison/Claymore Covered Call & Equity Strategy Fund[1]	3,062	25,323
Source Capital, Inc.[1]	437	23,161
Cohen & Steers Dividend Majors Fund, Inc.[1]	1,651	22,949
Clough Global Allocation Fund[1]	1,635	22,792
Royce Micro-Capital Trust, Inc.[1]	2,404	22,622
Swiss Helvetia Fund, Inc.[1]	1,757	19,696
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	1,684	18,709
Guggenheim Enhanced Equitystrategy Fund[1]	942	16,202
Nuveen Preferred Income Opportunities Fund[1]	1,813	16,099
LMP Capital and Income Fund, Inc.	1,190	15,934
Lazard Global Total Return and Income Fund, Inc.[1]	1,028	15,358

	Shares	Value
CLOSED-END FUNDS† — 17.1% (continued)
Gabelli Multimedia Trust, Inc.[1]	2,073	$15,029
Thai Fund, Inc.[1]	947	15,029
Liberty All Star Growth Fund, Inc.[1]	3,443	14,977
LMP Real Estate Income Fund, Inc.[1]	1,454	14,918
Royce Focus Trust, Inc.[1]	1,651	11,491
Diamond Hill Financial Trends Fund, Inc.[1]	825	8,918
Madison Strategic Sector Premium Fund[1]	730	8,621
Ellsworth Fund Ltd.[1]	998	7,335
Gabelli Healthcare & WellnessRx Trust*,1	779	6,489
Bancroft Fund Ltd.[1]	378	6,297

Total Closed-End Funds (Cost $2,628,082)		2,957,878

	Face
	Amount
REPURCHASE AGREEMENTS††,2 — 24.2%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$1,390,429	1,390,429
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	1,390,429	1,390,429
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	1,390,429	1,390,429

Total Repurchase Agreements (Cost $4,171,287)		4,171,287

Total Long Investments — 92.5% (Cost $14,912,372)		$16,079,803

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)%
Telecommunication Services — (0.4)%
CenturyLink, Inc.	57	(2,203)
NII Holdings, Inc.*	192	(3,516)
Sprint Nextel Corp.*	1,585	(4,517)
Clearwire Corp. — Class A*	7,677	(17,504)
tw telecom, Inc. — Class A*	793	(17,573)
SBA Communications Corp. — Class A*	476	(24,185)

Total Telecommunication Services		(69,498)

Consumer Staples — (1.1)%
Clorox Co.	34	(2,338)
Campbell Soup Co.	171	(5,788)
PepsiCo, Inc.	118	(7,829)
Colgate-Palmolive Co.	142	(13,885)
HJ Heinz Co.	288	(15,422)
Dean Foods Co.*	1,396	(16,906)
Hershey Co.	277	(16,988)
Sysco Corp.	584	(17,438)
Kellogg Co.	326	(17,483)
Molson Coors Brewing Co. — Class B	387	(17,512)
Mead Johnson Nutrition Co. — Class A	220	(18,146)
Flowers Foods, Inc.	891	(18,150)
McCormick & Company, Inc.	334	(18,180)

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Consumer Staples — (1.1)% (continued)
Sara Lee Corp.	850	$(18,301)

Total Consumer Staples		(204,366)

Energy — (1.7)%
Nabors Industries Ltd.*	13	(227)
Cabot Oil & Gas Corp.	19	(592)
Halliburton Co.	32	(1,062)
Alpha Natural Resources, Inc.*	106	(1,612)
Continental Resources, Inc.*	23	(1,974)
Forest Oil Corp.*	178	(2,157)
EXCO Resources, Inc.	330	(2,188)
Atwood Oceanics, Inc.*	70	(3,142)
Core Laboratories N.V.	26	(3,421)
Tidewater, Inc.	68	(3,673)
Oil States International, Inc.*	52	(4,059)
Arch Coal, Inc.	470	(5,034)
Schlumberger Ltd.	72	(5,035)
SEACOR Holdings, Inc.*	59	(5,651)
Oceaneering International, Inc.	110	(5,928)
Sunoco, Inc.	167	(6,371)
Ultra Petroleum Corp.*	334	(7,558)
Rowan Companies, Inc.*	325	(10,702)
Newfield Exploration Co.*	353	(12,242)
Cimarex Energy Co.	163	(12,302)
Dresser-Rand Group, Inc.*	288	(13,360)
Range Resources Corp.	258	(15,000)
Southwestern Energy Co.*	493	(15,086)
Anadarko Petroleum Corp.	193	(15,120)
Cameron International Corp.*	300	(15,849)
FMC Technologies, Inc.*	330	(16,639)
Teekay Corp.	623	(21,649)
Kinder Morgan, Inc.	2,218	(85,726)

Total Energy		(293,359)

Materials — (1.7)%
Cabot Corp.	12	(512)
Steel Dynamics, Inc.	36	(523)
Bemis Company, Inc.	17	(549)
Silgan Holdings, Inc.	22	(972)
Nucor Corp.	39	(1,675)
Greif, Inc. — Class A	38	(2,125)
Sigma-Aldrich Corp.	30	(2,192)
Compass Minerals International, Inc.	46	(3,300)
Reliance Steel & Aluminum Co.	66	(3,728)
Rock-Tenn Co. — Class A	69	(4,662)
Royal Gold, Inc.	100	(6,522)
Sonoco Products Co.	201	(6,673)
Owens-Illinois, Inc.*	291	(6,792)
International Flavors & Fragrances, Inc.	137	(8,028)
Ball Corp.	206	(8,833)
Packaging Corporation of America	306	(9,054)
Ashland, Inc.	159	(9,709)
FMC Corp.	99	(10,480)
Southern Copper Corp.	391	(12,399)
Allied Nevada Gold Corp.*	467	(15,192)
Titanium Metals Corp.	1,153	(15,634)
AK Steel Holding Corp.	2,143	(16,201)
WR Grace & Co.*	281	(16,242)

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Materials — (1.7)% (continued)
Praxair, Inc.	156	$(17,884)
Valspar Corp.	375	(18,109)
Scotts Miracle-Gro Co. — Class A	342	(18,523)
Carpenter Technology Corp.	381	(19,900)
Crown Holdings, Inc.*	553	(20,368)
Eastman Chemical Co.	1,052	(54,378)

Total Materials		(311,159)

Health Care — (1.7)%
Human Genome Sciences, Inc.*	213	(1,755)
Allscripts Healthcare Solutions, Inc.*	151	(2,507)
Stryker Corp.	57	(3,162)
DENTSPLY International, Inc.	80	(3,210)
Allergan, Inc.	38	(3,626)
Techne Corp.	68	(4,767)
Tenet Healthcare Corp.*	1,081	(5,740)
Community Health Systems, Inc.*	350	(7,784)
Regeneron Pharmaceuticals, Inc.*	68	(7,930)
Brookdale Senior Living, Inc. — Class A*	709	(13,272)
Lincare Holdings, Inc.	539	(13,949)
Laboratory Corporation of America Holdings*	167	(15,287)
Gen-Probe, Inc.*	235	(15,606)
Bruker Corp.*	1,070	(16,382)
Edwards Lifesciences Corp.*	230	(16,728)
Mylan, Inc.*	732	(17,165)
Warner Chilcott plc — Class A*	1,043	(17,533)
Hospira, Inc.*	470	(17,573)
Charles River Laboratories International, Inc.*	489	(17,648)
Alere, Inc.*	686	(17,843)
Catalyst Health Solutions, Inc.*	281	(17,908)
Quest Diagnostics, Inc.	300	(18,345)
Express Scripts Holding Co.	1,113	(60,302)

Total Health Care		(316,022)

Consumer Discretionary — (2.0)%
Apollo Group, Inc. — Class A*	19	(734)
PulteGroup, Inc.*	133	(1,177)
Netflix, Inc.*	11	(1,265)
Deckers Outdoor Corp.*	21	(1,324)
Gentex Corp.	61	(1,495)
Hyatt Hotels Corp. — Class A*	38	(1,623)
Yum! Brands, Inc.	34	(2,420)
Lennar Corp. — Class A	125	(3,398)
Johnson Controls, Inc.	133	(4,320)
Whirlpool Corp.	64	(4,919)
H&R Block, Inc.	359	(5,913)
Lamar Advertising Co. — Class A*	205	(6,644)
CarMax, Inc.*	228	(7,900)
American Eagle Outfitters, Inc.	486	(8,354)
Ross Stores, Inc.	144	(8,366)
WMS Industries, Inc.*	420	(9,967)
TJX Companies, Inc.	258	(10,245)
Under Armour, Inc. — Class A*	118	(11,092)
Darden Restaurants, Inc.	220	(11,255)
Starbucks Corp.	209	(11,681)
Ford Motor Co.	952	(11,890)

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Consumer Discretionary — (2.0)% (continued)
NVR, Inc.*	18	$(13,073)
DreamWorks Animation SKG, Inc. — Class A*	759	(14,004)
Madison Square Garden Co. — Class A*	432	(14,774)
Washington Post Co. — Class B	42	(15,690)
Newell Rubbermaid, Inc.	910	(16,207)
Morningstar, Inc.	269	(16,960)
Urban Outfitters, Inc.*	584	(17,000)
Regal Entertainment Group — Class A	1,252	(17,028)
Weight Watchers International, Inc.	223	(17,213)
Bally Technologies, Inc.*	387	(18,092)
Tiffany & Co.	265	(18,320)
Marriott International, Inc. — Class A	499	(18,887)
Amazon.com, Inc.*	95	(19,239)
Goodyear Tire & Rubber Co.*	2,070	(23,225)

Total Consumer Discretionary		(365,694)

Industrials — (4.3)%
Hertz Global Holdings, Inc.*	17	(256)
Deere & Co.	4	(324)
First Solar, Inc.*	42	(1,052)
Owens Corning*	30	(1,081)
Avery Dennison Corp.	42	(1,265)
GrafTech International Ltd.*	106	(1,266)
Equifax, Inc.	30	(1,328)
Robert Half International, Inc.	54	(1,636)
United Technologies Corp.	42	(3,483)
Cooper Industries plc	57	(3,645)
UTI Worldwide, Inc.	222	(3,825)
IDEX Corp.	99	(4,171)
Snap-on, Inc.	91	(5,548)
Illinois Tool Works, Inc.	118	(6,740)
CH Robinson Worldwide, Inc.	129	(8,448)
Landstar System, Inc.	148	(8,543)
URS Corp.	205	(8,717)
Terex Corp.*	401	(9,023)
3M Co.	114	(10,170)
Roper Industries, Inc.	106	(10,511)
Lennox International, Inc.	288	(11,606)
Joy Global, Inc.	159	(11,687)
Nielsen Holdings N.V.*	391	(11,785)
Southwest Airlines Co.	1,467	(12,088)
Oshkosh Corp.*	546	(12,651)
Regal-Beloit Corp.	193	(12,651)
Crane Co.	262	(12,707)
Expeditors International of Washington, Inc.	292	(13,581)
Iron Mountain, Inc.	482	(13,882)
Manitowoc Company, Inc.	1,066	(14,775)
United Continental Holdings, Inc.*	728	(15,652)
Jacobs Engineering Group, Inc.*	361	(16,018)
Stericycle, Inc.*	193	(16,143)
Flowserve Corp.	140	(16,171)
Rockwell Collins, Inc.	288	(16,577)
Boeing Co.	224	(16,659)
Ingersoll-Rand plc	417	(17,243)

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Industrials — (4.3)% (continued)
Harsco Corp.	736	$(17,267)
Dun & Bradstreet Corp.	205	(17,370)
Honeywell International, Inc.	288	(17,582)
Valmont Industries, Inc.	152	(17,846)
Manpower, Inc.	387	(18,332)
Shaw Group, Inc.*	596	(18,898)
Toro Co.	269	(19,129)
Masco Corp.	1,460	(19,521)
CoStar Group, Inc.*	319	(22,026)
Copa Holdings S.A. — Class A	314	(24,869)
Delta Air Lines, Inc.*	2,959	(29,324)
United Parcel Service, Inc. — Class B	450	(36,325)
United Rentals, Inc.*	3,064	(131,415)

Total Industrials		(722,812)

Utilities — (4.7)%
Westar Energy, Inc.	61	(1,704)
N.V. Energy, Inc.	444	(7,157)
AES Corp.*	636	(8,313)
FirstEnergy Corp.	201	(9,164)
National Fuel Gas Co.	205	(9,865)
GenOn Energy, Inc.*	5,599	(11,646)
TECO Energy, Inc.	721	(12,654)
ITC Holdings Corp.	205	(15,773)
Integrys Energy Group, Inc.	315	(16,692)
Questar Corp.	869	(16,737)
Vectren Corp.	580	(16,855)
Aqua America, Inc.	774	(17,252)
NextEra Energy, Inc.	285	(17,408)
Dominion Resources, Inc.	340	(17,411)
Calpine Corp.*	1,028	(17,692)
MDU Resources Group, Inc.	795	(17,800)
Northeast Utilities	1,194	(44,321)
Duke Energy Corp.	25,380	(533,234)

Total Utilities		(791,678)

Information Technology — (5.7)%
FleetCor Technologies, Inc.*	8	(310)
Juniper Networks, Inc.*	19	(435)
Arrow Electronics, Inc.*	17	(713)
Yahoo!, Inc.*	62	(944)
JDS Uniphase Corp.*	122	(1,768)
Amphenol Corp. — Class A	30	(1,793)
Western Union Co.	144	(2,534)
Marvell Technology Group Ltd.*	216	(3,398)
Linear Technology Corp.	129	(4,347)
AOL, Inc.*	243	(4,610)
Riverbed Technology, Inc.*	182	(5,111)
Atmel Corp.*	557	(5,492)
ANSYS, Inc.*	87	(5,657)
IPG Photonics Corp.*	119	(6,194)
Citrix Systems, Inc.*	87	(6,865)
ON Semiconductor Corp.*	808	(7,280)
MICROS Systems, Inc.*	140	(7,741)
Xerox Corp.	984	(7,951)
LSI Corp.*	970	(8,420)
Dolby Laboratories, Inc. — Class A*	247	(9,401)
Informatica Corp.*	193	(10,210)
CoreLogic, Inc.*	694	(11,326)
WebMD Health Corp. — Class A*	463	(11,844)

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Information Technology — (5.7)% (continued)
Micron Technology, Inc.*	1,756	$(14,224)
Acme Packet, Inc.*	525	(14,448)
Factset Research Systems, Inc.	148	(14,658)
Lender Processing Services, Inc.	577	(15,002)
Cognizant Technology Solutions Corp. — Class A*	197	(15,159)
Rovi Corp.*	486	(15,819)
Silicon Laboratories, Inc.*	372	(15,996)
Computer Sciences Corp.	535	(16,018)
Tellabs, Inc.	3,963	(16,050)
Trimble Navigation Ltd.*	303	(16,489)
Itron, Inc.*	369	(16,756)
Broadridge Financial Solutions, Inc.	703	(16,809)
Paychex, Inc.	546	(16,921)
Diebold, Inc.	440	(16,949)
FLIR Systems, Inc.	671	(16,983)
Akamai Technologies, Inc.*	469	(17,212)
International Rectifier Corp.*	755	(17,418)
VeriSign, Inc.	459	(17,598)
PMC — Sierra, Inc.*	2,469	(17,851)
Cree, Inc.*	569	(17,996)
NetApp, Inc.*	403	(18,042)
National Instruments Corp.	637	(18,168)
Ciena Corp.*	1,149	(18,602)
Advanced Micro Devices, Inc.*	2,401	(19,255)
Ariba, Inc.*	599	(19,593)
Youku, Inc. ADR*	931	(20,473)
Salesforce.com, Inc.*	133	(20,550)
Zebra Technologies Corp. — Class A*	964	(39,697)
Lam Research Corp.*	8,635	(385,293)

Total Information Technology		(1,010,373)

Financials — (5.6)%
Regions Financial Corp.	58	(382)
Boston Properties, Inc.	8	(840)
First Horizon National Corp.	213	(2,211)
Wells Fargo & Co.	73	(2,492)
Associated Banc-Corp.	198	(2,764)
TD Ameritrade Holding Corp.	152	(3,000)
SunTrust Banks, Inc.	133	(3,215)
First Niagara Financial Group, Inc.	330	(3,247)
Arthur J Gallagher & Co.	95	(3,395)
KeyCorp	457	(3,885)
St. Joe Co.*	224	(4,258)
East West Bancorp, Inc.	186	(4,295)
Synovus Financial Corp.	2,482	(5,088)
City National Corp.	97	(5,090)
Plum Creek Timber Company, Inc.	140	(5,818)
First Republic Bank*	178	(5,863)
Washington Federal, Inc.	379	(6,375)
Zions Bancorporation	314	(6,738)
Host Hotels & Resorts, Inc.	459	(7,537)
Genworth Financial, Inc. — Class A*	941	(7,829)
Fulton Financial Corp.	774	(8,127)
BRE Properties, Inc.	163	(8,240)
SEI Investments Co.	421	(8,710)

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Financials — (5.6)% (continued)
Weingarten Realty Investors	345	$(9,118)
PNC Financial Services Group, Inc.	142	(9,158)
First Citizens BancShares, Inc. — Class A	53	(9,683)
CME Group, Inc. — Class A	34	(9,837)
Affiliated Managers Group, Inc.*	97	(10,846)
Greenhill & Company, Inc.	254	(11,085)
BB&T Corp.	363	(11,395)
Brandywine Realty Trust	1,005	(11,537)
CapitalSource, Inc.	1,834	(12,104)
Everest Re Group Ltd.	137	(12,675)
Hudson City Bancorp, Inc.	1,850	(13,524)
Mack-Cali Realty Corp.	482	(13,891)
Howard Hughes Corp.*	218	(13,924)
Allstate Corp.	425	(13,991)
Vornado Realty Trust	171	(14,398)
Green Dot Corp. — Class A*	550	(14,586)
Corporate Office Properties Trust	671	(15,574)
IntercontinentalExchange, Inc.*	114	(15,666)
State Street Corp.	346	(15,743)
Eaton Vance Corp.	573	(16,376)
Erie Indemnity Co. — Class A	212	(16,523)
Cincinnati Financial Corp.	482	(16,634)
Mercury General Corp.	383	(16,752)
Brown & Brown, Inc.	714	(16,979)
Markel Corp.*	38	(17,060)
Health Care REIT, Inc.	311	(17,093)
Old Republic International Corp.	1,635	(17,249)
Ventas, Inc.	303	(17,301)
Aspen Insurance Holdings Ltd.	622	(17,379)
Endurance Specialty Holdings Ltd.	432	(17,565)
CIT Group, Inc.*	429	(17,692)
PartnerRe Ltd.	262	(17,787)
RenaissanceRe Holdings Ltd.	235	(17,797)
General Growth Properties, Inc.	1,058	(17,975)
Regency Centers Corp.	406	(18,059)
Jones Lang LaSalle, Inc.	217	(18,078)
MSCI, Inc. — Class A*	493	(18,147)
Waddell & Reed Financial, Inc. — Class A	564	(18,279)
Goldman Sachs Group, Inc.	148	(18,407)
TCF Financial Corp.	1,554	(18,477)
XL Group plc — Class A	857	(18,588)
Progressive Corp.	804	(18,637)
Northern Trust Corp.	398	(18,885)
Bank of Hawaii Corp.	413	(19,969)
LPL Investment Holdings, Inc.*	527	(19,994)
Bank of America Corp.	2,162	(20,691)
Popular, Inc.*	10,436	(21,394)
Franklin Resources, Inc.	188	(23,318)
Forest City Enterprises, Inc. — Class A*	1,507	(23,600)
T. Rowe Price Group, Inc.	363	(23,704)
Moody's Corp.	576	(24,250)
TFS Financial Corp.*	3,249	(30,865)

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† — (28.9)% (continued)
Financials — (5.6)% (continued)
Cullen/Frost Bankers, Inc.	650	$(37,823)

Total Financials		(1,017,461)

Total Common Stock Sold Short (Proceeds $4,813,603)		(5,102,422)

EXCHANGE TRADED FUNDS SOLD SHORT† — (20.1)%
iShares FTSE China 25 Index Fund	56	(2,051)
iShares MSCI BRIC Index Fund	95	(3,884)
iShares MSCI Malaysia Index Fund	309	(4,514)
iShares MSCI Turkey Index Fund	124	(6,578)
iShares MSCI Emerging Markets Index Fund	184	(7,901)
iShares MSCI Taiwan Index Fund	700	(9,401)
iShares MSCI Sweden Index Fund	392	(11,372)
iShares MSCI Thailand Index Fund	158	(11,501)
iShares MSCI Australia Index Fund	494	(11,614)
Market Vectors Russia ETF	402	(12,418)
iShares MSCI EMU Index Fund	439	(13,850)
iShares MSCI France Index Fund	642	(14,169)
iShares MSCI Austria Investable Market Index Fund	873	(14,335)
iShares iBoxx Investment Grade Corporate Bond Fund	126	(14,578)
iShares Barclays 7-10 Year Treasury Bond Fund	149	(15,389)
iShares MSCI Germany Index Fund	715	(16,638)
iShares MSCI Italy Index Fund	1,340	(17,527)
iShares JPMorgan USD Emerging Markets Bond Fund	170	(19,161)
iPath MSCI India Index ETN*	371	(20,950)
iShares MSCI Hong Kong Index Fund	1,313	(22,899)
iShares MSCI Brazil Index Fund	360	(23,306)
iShares MSCI Canada Index Fund	936	(26,526)
iShares Barclays 3-7 Year Treasury Bond Fund	244	(29,548)
iShares Barclays MBS Bond Fund	280	(30,226)
iShares Barclays TIPS Bond Fund	279	(32,824)
iShares Barclays 20+ Year Treasury Bond Fund	316	(35,455)
iShares MSCI Belgium Investable Market Index Fund	3,190	(39,365)
iShares MSCI Netherlands Investable Market Index Fund	2,145	(40,734)
Market Vectors Gold Miners ETF	853	(42,283)
PowerShares Emerging Markets Sovereign Debt Portfolio	1,706	(47,802)
iShares MSCI Japan Index Fund	7,079	(72,064)
iShares MSCI EAFE Index Fund	1,665	(91,409)
Powershares QQQ Trust Series 1	1,537	(103,824)
iShares MSCI Switzerland Index Fund	4,247	(106,302)
iShares Barclays Aggregate Bond Fund	1,338	(146,979)
iShares Dow Jones US Real Estate Index Fund	2,701	(168,246)
SPDR Barclays Capital High Yield Bond ETF	5,042	(198,504)
iShares Russell 2000 Index Fund	2,951	(244,490)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† — (20.1)% (continued)
iShares Russell 1000 Growth Index Fund	7,219	$(477,032)
SPDR S&P 500 ETF Trust	3,953	(556,267)
iShares Russell 1000 Value Index Fund	10,303	(721,932)

Total Exchange Traded Funds Sold Short (Proceeds $3,238,257)		(3,485,848)

Total Securities Sold Short — (49.0)% (Proceeds $8,051,860)		$(8,588,270)

Other Assets & Liabilities, net — 56.5%		9,711,543

Total Net Assets — 100.0%		$17,203,076

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $814,051)	12	$27,210
September 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $628,620)	6	16,421
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $133,753)	1	(2,771)
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $589,680)	13	(8,969)
October 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $492,408)	4	(11,013)
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $612,315)	23	(16,382)
March 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $548,880)	24	(17,451)
October 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $562,020)	17	(20,127)
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $558,240)	12	(24,375)
September 2012 Corn Futures Contracts (Aggregate Value of Contracts $534,850)	19	(65,629)

Multi-Hedge Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
September 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $496,600)	20	$(238,958)

(Total Aggregate Value of Contracts $5,971,417)		$(362,044)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $633,600)	20	192,333
July 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $730,000)	20	53,900
August 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $574,560)	12	48,417
May 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $205,031)	3	44,964
July 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $628,320)	28	22,280
July 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $654,780)	14	15,992
October 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $502,200)	10	11,082

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $106,746)	1	$5,391
June 2012 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $106,093)	2	2,534
June 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $51,106)	1	(14)
July 2012 Corn Futures Contracts (Aggregate Value of Contracts $674,100)	21	(2,569)
May 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $418,698)	3	(3,978)
September 2012 Wheat Futures Contracts (Aggregate Value of Contracts $103,313)	3	(5,103)
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $629,832)	23	(9,753)
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $621,660)	6	(17,058)
July 2012 Soybean Futures Contracts (Aggregate Value of Contracts $633,263)	9	(73,043)

(Total Aggregate Value of Contracts $7,273,302)		$285,375

CREDIT DEFAULT SWAPS††,3

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-18 Index	Barclays Bank plc	5.00%	06/20/17	$1,000,000	$(970,000)	$(24,948)	$(5,052)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2012.
[2]	Repurchase Agreements — See Note 3.
[3]	Credit Default Swaps — See Note 4 .

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 52.8%
Information Technology — 36.2%
Apple, Inc.*	7,210	$4,322,180
Microsoft Corp.	64,867	2,091,962
Google, Inc. — Class A*	1,994	1,278,633
Oracle Corp.	38,846	1,132,749
Intel Corp.	38,621	1,085,637
QUALCOMM, Inc.	13,070	889,021
Cisco Systems, Inc.	41,633	880,538
eBay, Inc.*	9,952	367,129
Baidu, Inc. ADR*	2,099	305,971
Dell, Inc.*	13,884	230,474
Automatic Data Processing, Inc.	3,787	209,004
Cognizant Technology Solutions Corp. — Class A*	2,348	180,678
Broadcom Corp. — Class A*	3,800	149,340
Yahoo!, Inc.*	9,383	142,809
Intuit, Inc.	2,280	137,097
Adobe Systems, Inc.*	3,820	131,064
Applied Materials, Inc.	9,981	124,164
NetApp, Inc.*	2,772	124,102
Citrix Systems, Inc.*	1,439	113,551
Activision Blizzard, Inc.	8,680	111,277
Symantec Corp.*	5,639	105,449
CA, Inc.	3,754	103,460
Check Point Software Technologies Ltd.*	1,600	102,144
Altera Corp.	2,494	99,311
Seagate Technology plc	3,469	93,490
SanDisk Corp.*	1,869	92,684
Paychex, Inc.	2,806	86,958
F5 Networks, Inc.*	610	82,326
Fiserv, Inc.*	1,071	74,317
Xilinx, Inc.	2,028	73,880
Autodesk, Inc.*	1,741	73,679
Avago Technologies Ltd.	1,885	73,458
NVIDIA Corp.*	4,717	72,595
Marvell Technology Group Ltd.*	4,511	70,958
KLA-Tencor Corp.	1,284	69,875
Maxim Integrated Products, Inc.	2,258	64,556
Micron Technology, Inc.*	7,634	61,835
Nuance Communications, Inc.*	2,378	60,829
Linear Technology Corp.	1,767	59,548
Research In Motion Ltd.*	4,023	59,178
Microchip Technology, Inc.	1,480	55,056
BMC Software, Inc.*	1,270	51,003
Akamai Technologies, Inc.*	1,374	50,426
VeriSign, Inc.	1,230	47,158
Electronic Arts, Inc.*	2,558	42,156
Lam Research Corp.*	930	41,497
Flextronics International Ltd.*	5,311	38,399
Infosys Ltd. ADR	621	35,416

Total Information Technology		15,949,021

Consumer Discretionary — 8.0%
Amazon.com, Inc.*	3,517	712,227
Comcast Corp. — Class A	16,194	485,981
Starbucks Corp.	5,823	325,447
Priceline.com, Inc.*	385	276,238
DIRECTV — Class A*	5,228	257,950
News Corp. — Class A	12,952	255,025

	Shares	Value
COMMON STOCKS† — 52.8% (continued)
Consumer Discretionary — 8.0% (continued)
Bed Bath & Beyond, Inc.*	1,865	$122,661
Ross Stores, Inc.	1,767	102,663
Wynn Resorts Ltd.	773	96,532
O'Reilly Automotive, Inc.*	984	89,888
Mattel, Inc.	2,619	88,156
Staples, Inc.	5,366	86,822
Dollar Tree, Inc.*	917	86,647
Liberty Interactive Corp. — Class A*	4,220	80,560
Garmin Ltd.	1,499	70,378
Sirius XM Radio, Inc.*	29,029	67,057
Fossil, Inc.*	478	63,086
Sears Holdings Corp.*	818	54,193
Virgin Media, Inc.	2,157	53,882
Netflix, Inc.*	428	49,237
Apollo Group, Inc. — Class A*	973	37,597
Expedia, Inc.	937	31,333
Ctrip.com International Ltd. ADR*	1,143	24,735

Total Consumer Discretionary		3,518,295

Health Care — 5.6%
Amgen, Inc.	6,118	415,962
Gilead Sciences, Inc.*	5,856	286,065
Celgene Corp.*	3,392	262,948
Teva Pharmaceutical Industries Ltd. ADR	5,404	243,504
Biogen Idec, Inc.*	1,845	232,415
Express Scripts Holding Co.	3,748	203,067
Intuitive Surgical, Inc.*	306	165,776
Alexion Pharmaceuticals, Inc.*	1,439	133,626
Cerner Corp.*	1,315	100,150
Mylan, Inc.*	3,304	77,479
Perrigo Co.	725	74,900
Life Technologies Corp.*	1,381	67,420
Vertex Pharmaceuticals, Inc.*	1,630	66,846
Henry Schein, Inc.*	693	52,446
DENTSPLY International, Inc.	1,099	44,103
Warner Chilcott plc — Class A*	1,927	32,393

Total Health Care		2,459,100

Consumer Staples — 1.3%
Costco Wholesale Corp.	3,357	304,815
Whole Foods Market, Inc.	1,408	117,146
Monster Beverage Corp.*	1,350	83,822
Green Mountain Coffee Roasters, Inc.*	1,197	56,067

Total Consumer Staples		561,850

Industrials — 1.1%
PACCAR, Inc.	2,763	129,391
Fastenal Co.	2,286	123,673
CH Robinson Worldwide, Inc.	1,259	82,452
Expeditors International of Washington, Inc.	1,637	76,137
Stericycle, Inc.*	651	54,450
First Solar, Inc.*	669	16,758

Total Industrials		482,861

Telecommunication Services — 0.4%
Vodafone Group plc ADR	6,766	187,215
Materials — 0.2%
Sigma-Aldrich Corp.	937	68,458

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 52.8% (continued)
Materials — 0.2% (continued)
Randgold Resources Ltd. ADR	431	$37,919

Total Materials		106,377

Total Common Stocks (Cost $14,192,548)		23,264,719

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 45.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$7,610,978	7,610,978
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	6,220,969	6,220,969
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	6,220,969	6,220,969

Total Repurchase Agreements (Cost $20,052,916)		20,052,916

Total Investments — 98.2% (Cost $34,245,464)		$43,317,635

Other Assets & Liabilities, net — 1.8%		810,326

Total Net Assets — 100.0%		$44,127,961

	Contracts	Unrealized
		Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $11,553,150)	210	$248,054

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $1,878,191)	682	$(4,605)
Morgan Stanley Capital Services, Inc. April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $4,724,649)	1,715	(46,249)
Goldman Sachs International April 2012 NASDAQ-100 Index Swap, Terminating 04/27/12 [3] (Notional Value $7,830,593)	2,842	(64,883)
Barclays Bank plc April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $39,124,522)	14,200	(97,064)

(Total Notional Value $53,557,955)		$(212,801)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 79.9%
Information Technology — 54.8%
Apple, Inc.*	16,548	$9,920,029
Microsoft Corp.	148,951	4,803,670
Google, Inc. — Class A*	4,578	2,935,596
Oracle Corp.	89,222	2,601,714
Intel Corp.	88,687	2,492,993
QUALCOMM, Inc.	30,022	2,042,096
Cisco Systems, Inc.	95,610	2,022,152
eBay, Inc.*	22,848	842,863
Baidu, Inc. ADR*	4,814	701,737
Dell, Inc.*	31,887	529,324
Automatic Data Processing, Inc.	8,707	480,539
Cognizant Technology Solutions Corp. — Class A*	5,385	414,376
Broadcom Corp. — Class A*	8,732	343,168
Yahoo!, Inc.*	21,546	327,930
Intuit, Inc.	5,235	314,781
Adobe Systems, Inc.*	8,762	300,624
Applied Materials, Inc.	22,919	285,112
NetApp, Inc.*	6,366	285,006
Citrix Systems, Inc.*	3,290	259,614
Activision Blizzard, Inc.	19,933	255,541
Symantec Corp.*	12,949	242,146
CA, Inc.	8,621	237,595
Check Point Software Technologies Ltd.*	3,687	235,378
Altera Corp.	5,728	228,089
Seagate Technology plc	7,966	214,684
SanDisk Corp.*	4,300	213,237
Paychex, Inc.	6,432	199,328
F5 Networks, Inc.*	1,409	190,159
Fiserv, Inc.*	2,460	170,699
Autodesk, Inc.*	4,014	169,872
Xilinx, Inc.	4,647	169,290
Avago Technologies Ltd.	4,328	168,662
NVIDIA Corp.*	10,836	166,766
Marvell Technology Group Ltd.*	10,358	162,931
KLA-Tencor Corp.	2,956	160,866
Maxim Integrated Products, Inc.	5,182	148,153
Micron Technology, Inc.*	17,532	142,009
Nuance Communications, Inc.*	5,472	139,974
Linear Technology Corp.	4,063	136,923
Research In Motion Ltd.*	9,244	135,979
Microchip Technology, Inc.	3,410	126,852
BMC Software, Inc.*	2,915	117,066
Akamai Technologies, Inc.*	3,156	115,825
VeriSign, Inc.	2,828	108,426
Electronic Arts, Inc.*	5,881	96,919
Lam Research Corp.*	2,133	95,174
Flextronics International Ltd.*	12,196	88,177
Infosys Ltd. ADR	1,441	82,180

Total Information Technology		36,622,224

Consumer Discretionary — 12.1%
Amazon.com, Inc.*	8,081	1,636,482
Comcast Corp. — Class A	37,200	1,116,372
Starbucks Corp.	13,375	747,529
Priceline.com, Inc.*	883	633,553
DIRECTV — Class A*	12,005	592,327
News Corp. — Class A	29,744	585,659

	Shares	Value
COMMON STOCKS† — 79.9% (continued)
Consumer Discretionary — 12.1% (continued)
Bed Bath & Beyond, Inc.*	4,282	$281,627
Ross Stores, Inc.	4,059	235,828
Wynn Resorts Ltd.	1,786	223,036
O'Reilly Automotive, Inc.*	2,260	206,451
Mattel, Inc.	6,016	202,499
Dollar Tree, Inc.*	2,116	199,941
Staples, Inc.	12,321	199,354
Liberty Interactive Corp. — Class A*	9,690	184,982
Garmin Ltd.	3,458	162,353
Sirius XM Radio, Inc.*	66,662	153,989
Fossil, Inc.*	1,097	144,782
Sears Holdings Corp.*	1,891	125,279
Virgin Media, Inc.	4,953	123,726
Netflix, Inc.*	989	113,775
Apollo Group, Inc. — Class A*	2,235	86,360
Expedia, Inc.	2,148	71,829
Ctrip.com International Ltd. ADR*	2,621	56,718

Total Consumer Discretionary		8,084,451

Health Care — 8.4%
Amgen, Inc.	14,049	955,191
Gilead Sciences, Inc.*	13,443	656,690
Celgene Corp.*	7,790	603,881
Teva Pharmaceutical Industries Ltd. ADR	12,407	559,060
Biogen Idec, Inc.*	4,238	533,861
Express Scripts Holding Co.	8,606	466,273
Intuitive Surgical, Inc.*	701	379,767
Alexion Pharmaceuticals, Inc.*	3,303	306,717
Cerner Corp.*	3,008	229,089
Mylan, Inc.*	7,575	177,634
Perrigo Co.	1,656	171,081
Life Technologies Corp.*	3,163	154,418
Vertex Pharmaceuticals, Inc.*	3,730	152,967
Henry Schein, Inc.*	1,594	120,634
DENTSPLY International, Inc.	2,526	101,368
Warner Chilcott plc — Class A*	4,426	74,401

Total Health Care		5,643,032

Consumer Staples—1.9%
Costco Wholesale Corp.	7,723	701,249
Whole Foods Market, Inc.	3,236	269,235
Monster Beverage Corp.*	3,090	191,858
Green Mountain Coffee Roasters, Inc.*	2,748	128,716

Total Consumer Staples		1,291,058

Industrials — 1.7%
PACCAR, Inc.	6,337	296,762
Fastenal Co.	5,245	283,755
CH Robinson Worldwide, Inc.	2,905	190,248
Expeditors International of Washington, Inc.	3,767	175,203
Stericycle, Inc.*	1,502	125,627
First Solar, Inc.*	1,531	38,352

Total Industrials		1,109,947

Telecommunication Services — 0.6%
Vodafone Group plc ADR	15,538	429,936
Materials — 0.4%
Sigma-Aldrich Corp.	2,141	156,422

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 79.9% (continued)
Materials — 0.4% (continued)
Randgold Resources Ltd. ADR	989	$87,012

Total Materials		243,434

Total Common Stocks (Cost $28,553,434)		53,424,082

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 18.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$4,821,474	4,821,474
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	3,775,580	3,775,580
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	3,775,580	3,775,580

Total Repurchase Agreements (Cost $12,372,634)		12,372,634

Total Investments —98.4% (Cost $40,926,068)		$65,796,716

Other Assets & Liabilities, net — 1.6%		1,049,001

Total Net Assets — 100.0%		$66,845,717

	Contracts	Unrealized
		Loss
FUTURES CONTRACTS PURCHASED†
June 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,530,690)	46	$(19,144)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2012 NASDAQ-100 Index Swap, Terminating 04/27/12 [3] (Notional Value $677,231)	246	$(5,611)
Barclays Bank plc April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $2,860,031)	1,038	(7,095)
Morgan Stanley Capital Services, Inc. April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $1,318,586)	479	(12,907)
Credit Suisse Capital, LLC April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $6,304,372)	2,288	(12,996)

(Total Notional Value $11,160,220)		$(38,609)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 64.2%
Information Technology — 13.3%
Apple, Inc.*	1,486	$890,813
International Business Machines Corp.	1,845	384,959
Microsoft Corp.	11,893	383,548
Google, Inc. — Class A*	401	257,138
Intel Corp.	7,954	223,587
QUALCOMM, Inc.	2,689	182,906
Oracle Corp.	6,241	181,988
Cisco Systems, Inc.	8,574	181,340
EMC Corp.*	3,268	97,648
Visa, Inc. — Class A	792	93,456
Hewlett-Packard Co.	3,146	74,969
Mastercard, Inc. — Class A	169	71,071
eBay, Inc.*	1,818	67,066
Accenture plc — Class A	1,031	66,500
Texas Instruments, Inc.	1,825	61,338
Automatic Data Processing, Inc.	783	43,214
Dell, Inc.*	2,426	40,272
Cognizant Technology Solutions Corp. — Class A*	478	36,782
Corning, Inc.	2,423	34,116
Salesforce.com, Inc.*	217	33,529
Broadcom Corp. — Class A*	782	30,733
Yahoo!, Inc.*	1,932	29,405
Intuit, Inc.	470	28,261
Adobe Systems, Inc.*	781	26,796
NetApp, Inc.*	579	25,922
Applied Materials, Inc.	2,056	25,577
TE Connectivity Ltd.	677	24,880
Motorola Solutions, Inc.	467	23,738
Citrix Systems, Inc.*	295	23,278
Symantec Corp.*	1,161	21,711
Altera Corp.	512	20,388
SanDisk Corp.*	388	19,241
Juniper Networks, Inc.*	834	19,082
Analog Devices, Inc.	471	19,028
Red Hat, Inc.*	307	18,386
Teradata Corp.*	267	18,196
Western Union Co.	984	17,318
Xerox Corp.	2,120	17,130
F5 Networks, Inc.*	126	17,005
Motorola Mobility Holdings, Inc.*	420	16,481
CA, Inc.	580	15,985
Paychex, Inc.	509	15,774
Amphenol Corp. — Class A	260	15,540
Fiserv, Inc.*	221	15,335
Autodesk, Inc.*	359	15,193
Western Digital Corp.*	367	15,190
Xilinx, Inc.	413	15,046
NVIDIA Corp.*	976	15,021
KLA-Tencor Corp.	261	14,204
Micron Technology, Inc.*	1,573	12,741
Fidelity National Information Services, Inc.	373	12,354
Linear Technology Corp.	362	12,199
Microchip Technology, Inc.	306	11,383
BMC Software, Inc.*	261	10,482
Akamai Technologies, Inc.*	283	10,386

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Information Technology — 13.3% (continued)
VeriSign, Inc.	254	$9,738
Electronic Arts, Inc.*	528	8,701
Harris Corp.	181	8,159
LSI Corp.*	899	7,803
Advanced Micro Devices, Inc.*	935	7,499
Computer Sciences Corp.	247	7,395
Jabil Circuit, Inc.	294	7,385
FLIR Systems, Inc.	245	6,201
Molex, Inc.	219	6,158
Total System Services, Inc.	256	5,906
SAIC, Inc.*	440	5,808
Novellus Systems, Inc.*	109	5,440
JDS Uniphase Corp.*	366	5,303
Teradyne, Inc.*	297	5,016
Lexmark International, Inc. — Class A	113	3,756

Total Information Technology		4,155,897

Financials — 9.6%
Wells Fargo & Co.	8,391	286,469
JPMorgan Chase & Co.	6,078	279,465
Berkshire Hathaway, Inc. — Class B*	2,795	226,813
Citigroup, Inc.	4,667	170,579
Bank of America Corp.	17,088	163,532
Goldman Sachs Group, Inc.	784	97,506
U.S. Bancorp	3,045	96,466
American Express Co.	1,611	93,212
Simon Property Group, Inc.	489	71,238
MetLife, Inc.	1,686	62,971
PNC Financial Services Group, Inc.	840	54,172
Capital One Financial Corp.	876	48,828
Morgan Stanley	2,426	47,647
Prudential Financial, Inc.	748	47,416
Bank of New York Mellon Corp.	1,918	46,281
American Tower Corp. — Class A	622	39,198
ACE Ltd.	533	39,016
Travelers Companies, Inc.	626	37,059
State Street Corp.	777	35,354
BB&T Corp.	1,112	34,906
Aflac, Inc.	742	34,125
BlackRock, Inc. — Class A	158	32,374
Public Storage	226	31,226
CME Group, Inc. — Class A	106	30,669
Equity Residential	477	29,870
Chubb Corp.	432	29,856
Marsh & McLennan Companies, Inc.	861	28,232
Franklin Resources, Inc.	227	28,155
Discover Financial Services	844	28,139
American International Group, Inc.*	860	26,514
Ventas, Inc.	463	26,437
ProLogis, Inc.	730	26,295
T. Rowe Price Group, Inc.	401	26,185
Allstate Corp.	793	26,106
HCP, Inc.	649	25,610
Aon plc	513	25,168
Vornado Realty Trust	295	24,839

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Financials — 9.6% (continued)
Boston Properties, Inc.	236	$24,778
Charles Schwab Corp.	1,721	24,731
Progressive Corp.	974	22,577
AvalonBay Communities, Inc.	152	21,485
Fifth Third Bancorp	1,464	20,569
SunTrust Banks, Inc.	848	20,496
Ameriprise Financial, Inc.	353	20,167
Loews Corp.	485	19,337
Invesco Ltd.	710	18,936
Weyerhaeuser Co.	852	18,676
Health Care REIT, Inc.	339	18,631
Host Hotels & Resorts, Inc.	1,128	18,522
Northern Trust Corp.	379	17,984
M&T Bank Corp.	200	17,376
IntercontinentalExchange, Inc.*	116	15,941
Hartford Financial Services Group, Inc.	701	14,777
Principal Financial Group, Inc.	480	14,165
Regions Financial Corp.	2,004	13,206
Moody’s Corp.	309	13,009
KeyCorp	1,512	12,852
SLM Corp.	806	12,703
Kimco Realty Corp.	648	12,480
NYSE Euronext	411	12,334
Lincoln National Corp.	464	12,231
Unum Group	463	11,334
XL Group plc — Class A	503	10,910
Plum Creek Timber Company, Inc.	257	10,681
CBRE Group, Inc. — Class A*	517	10,319
Comerica, Inc.	315	10,193
Cincinnati Financial Corp.	258	8,904
Huntington Bancshares, Inc.	1,380	8,901
Leucadia National Corp.	315	8,222
Torchmark Corp.	160	7,976
People's United Financial, Inc.	572	7,574
Genworth Financial, Inc. — Class A*	779	6,481
Zions Bancorporation	290	6,223
Hudson City Bancorp, Inc.	843	6,162
Assurant, Inc.	139	5,630
Legg Mason, Inc.	196	5,474
NASDAQ OMX Group, Inc.*	199	5,154
Apartment Investment & Management Co. — Class A	192	5,071
E*Trade Financial Corp.*	404	4,424
First Horizon National Corp.	408	4,235
Federated Investors, Inc. — Class B	145	3,249

Total Financials		3,023,008

Health Care — 7.3%
Johnson & Johnson	4,368	288,114
Pfizer, Inc.	12,002	271,965
Merck & Company, Inc.	4,846	186,086
Abbott Laboratories	2,500	153,225
UnitedHealth Group, Inc.	1,664	98,077
Bristol-Myers Squibb Co.	2,684	90,585
Amgen, Inc.	1,258	85,532
Eli Lilly & Co.	1,622	65,318
Medtronic, Inc.	1,657	64,937

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Health Care — 7.3% (continued)
Gilead Sciences, Inc.*	1,206	$58,913
Celgene Corp.*	699	54,186
Baxter International, Inc.	888	53,085
Biogen Idec, Inc.*	380	47,869
Allergan, Inc.	485	46,284
Medco Health Solutions, Inc.*	615	43,235
Covidien plc	769	42,049
Express Scripts Holding Co.	768	41,610
WellPoint, Inc.	533	39,335
McKesson Corp.	390	34,231
Intuitive Surgical, Inc.*	63	34,130
Thermo Fisher Scientific, Inc.	582	32,813
Stryker Corp.	514	28,517
Aetna, Inc.	558	27,989
Becton Dickinson and Co.	334	25,935
Agilent Technologies, Inc.	553	24,614
Humana, Inc.	261	24,137
Cardinal Health, Inc.	549	23,667
St. Jude Medical, Inc.	507	22,465
Cigna Corp.	455	22,409
Zimmer Holdings, Inc.	284	18,256
Cerner Corp.*	232	17,669
AmerisourceBergen Corp.	408	16,189
Mylan, Inc.*	680	15,946
Quest Diagnostics, Inc.	252	15,410
Perrigo Co.	149	15,393
Forest Laboratories, Inc.*	421	14,604
Laboratory Corporation of America Holdings*	155	14,189
Life Technologies Corp.*	284	13,865
Boston Scientific Corp.*	2,311	13,820
Watson Pharmaceuticals, Inc.*	202	13,546
DaVita, Inc.*	149	13,435
Edwards Lifesciences Corp.*	182	13,237
CR Bard, Inc.	134	13,228
Waters Corp.*	142	13,158
Varian Medical Systems, Inc.*	180	12,413
Hospira, Inc.*	262	9,796
CareFusion Corp.*	358	9,283
DENTSPLY International, Inc.	226	9,069
Coventry Health Care, Inc.	225	8,003
PerkinElmer, Inc.	179	4,951
Patterson Companies, Inc.	139	4,643
Tenet Healthcare Corp.*	653	3,467

Total Health Care		2,314,882

Energy — 7.2%
Exxon Mobil Corp.	7,504	650,823
Chevron Corp.	3,147	337,484
ConocoPhillips	2,037	154,832
Schlumberger Ltd.	2,123	148,462
Occidental Petroleum Corp.	1,286	122,466
Anadarko Petroleum Corp.	792	62,044
Apache Corp.	615	61,771
National Oilwell Varco, Inc.	671	53,324
Halliburton Co.	1,469	48,756
EOG Resources, Inc.	428	47,551
Devon Energy Corp.	641	45,588
El Paso Corp.	1,232	36,405
Marathon Oil Corp.	1,116	35,377

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Energy — 7.2% (continued)
Spectra Energy Corp.	1,032	$32,560
Baker Hughes, Inc.	695	29,148
Williams Companies, Inc.	943	29,054
Hess Corp.	477	28,119
Noble Energy, Inc.	282	27,574
Chesapeake Energy Corp.	1,052	24,375
Marathon Petroleum Corp.	553	23,978
Valero Energy Corp.	884	22,780
Pioneer Natural Resources Co.	196	21,872
Cameron International Corp.*	389	20,551
FMC Technologies, Inc.*	378	19,059
Murphy Oil Corp.	307	17,275
Southwestern Energy Co.*	555	16,983
Noble Corp.*	399	14,951
Range Resources Corp.	251	14,593
Peabody Energy Corp.	431	12,481
Consol Energy, Inc.	360	12,276
Equities Corp.	238	11,474
Denbury Resources, Inc.*	621	11,321
Cabot Oil & Gas Corp.	333	10,380
Helmerich & Payne, Inc.	168	9,064
QEP Resources, Inc.	282	8,601
Nabors Industries Ltd.*	460	8,045
Diamond Offshore Drilling, Inc.	111	7,409
Newfield Exploration Co.*	211	7,317
Rowan Companies, Inc.*	197	6,487
Sunoco, Inc.	170	6,486
Tesoro Corp.*	221	5,932
WPX Energy, Inc.*	311	5,601
Alpha Natural Resources, Inc.*	350	5,324

Total Energy		2,275,953

Consumer Discretionary — 7.0%
McDonald’s Corp.	1,621	159,020
Comcast Corp. — Class A	4,293	128,833
Walt Disney Co.	2,850	124,772
Home Depot, Inc.	2,454	123,461
Amazon.com, Inc.*	579	117,253
Ford Motor Co.	6,052	75,589
News Corp. — Class A	3,427	67,478
Starbucks Corp.	1,202	67,180
NIKE, Inc. — Class B	584	63,329
Lowe’s Companies, Inc.	1,976	62,007
Target Corp.	1,064	61,999
Time Warner, Inc.	1,544	58,286
Priceline.com, Inc.*	79	56,683
DIRECTV — Class A*	1,077	53,139
Yum! Brands, Inc.	736	52,388
TJX Companies, Inc.	1,202	47,732
Viacom, Inc. — Class B	860	40,816
Time Warner Cable, Inc.	500	40,750
Coach, Inc.	458	35,395
Johnson Controls, Inc.	1,079	35,046
CBS Corp. — Class B	1,033	35,029
Macy’s, Inc.	659	26,182
Bed Bath & Beyond, Inc.*	377	24,795
Carnival Corp.	719	23,066
Omnicom Group, Inc.	434	21,982
McGraw-Hill Companies, Inc.	443	21,472

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Consumer Discretionary — 7.0% (continued)
Ross Stores, Inc.	364	$21,149
Chipotle Mexican Grill, Inc. — Class A*	50	20,900
Discovery Communications, Inc. — Class A*	412	20,847
Kohl’s Corp.	403	20,162
VF Corp.	137	19,999
Limited Brands, Inc.	396	19,008
O’Reilly Automotive, Inc.*	200	18,270
Mattel, Inc.	539	18,143
Staples, Inc.	1,105	17,879
Harley-Davidson, Inc.	364	17,865
Dollar Tree, Inc.*	189	17,859
Starwood Hotels & Resorts Worldwide, Inc.	315	17,769
Ralph Lauren Corp. — Class A	98	17,084
AutoZone, Inc.*	43	15,987
Marriott International, Inc. — Class A	420	15,897
Wynn Resorts Ltd.	126	15,735
Genuine Parts Co.	248	15,562
BorgWarner, Inc.*	172	14,506
Nordstrom, Inc.	254	14,153
Tiffany & Co.	202	13,964
The Gap, Inc.	529	13,828
CarMax, Inc.*	361	12,509
Family Dollar Stores, Inc.	187	11,833
Wyndham Worldwide Corp.	232	10,790
Best Buy Company, Inc.	452	10,704
Darden Restaurants, Inc.	204	10,437
Netflix, Inc.*	87	10,008
Whirlpool Corp.	122	9,377
Newell Rubbermaid, Inc.	459	8,175
JC Penney Company, Inc.	230	8,149
Interpublic Group of Companies, Inc.	710	8,101
International Game Technology	472	7,925
H&R Block, Inc.	466	7,675
Scripps Networks Interactive, Inc. — Class A	152	7,401
Lennar Corp. — Class A	256	6,958
Apollo Group, Inc. — Class A*	179	6,916
Hasbro, Inc.	183	6,720
DR Horton, Inc.	442	6,705
Abercrombie & Fitch Co. — Class A	135	6,697
Gannett Company, Inc.	377	5,779
TripAdvisor, Inc.*	149	5,315
Harman International Industries, Inc.	112	5,243
Urban Outfitters, Inc.*	177	5,152
Leggett & Platt, Inc.	223	5,131
Cablevision Systems Corp. — Class A	345	5,065
Expedia, Inc.	149	4,983
GameStop Corp. — Class A	217	4,739
PulteGroup, Inc.*	535	4,735
Big Lots, Inc.*	104	4,474
Goodyear Tire & Rubber Co.*	389	4,365

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Consumer Discretionary — 7.0% (continued)
Sears Holdings Corp.*	61	$4,041
DeVry, Inc.	95	3,218
Washington Post Co. — Class B	8	2,989
AutoNation, Inc.*	71	2,436

Total Consumer Discretionary		2,214,993

Consumer Staples — 6.9%
Procter & Gamble Co.	4,386	294,783
Coca-Cola Co.	3,603	266,657
Philip Morris International, Inc.	2,741	242,879
Wal-Mart Stores, Inc.	2,784	170,381
PepsiCo, Inc.	2,503	166,074
Kraft Foods, Inc. — Class A	2,817	107,074
Altria Group, Inc.	3,257	100,544
CVS Caremark Corp.	2,071	92,780
Colgate-Palmolive Co.	764	74,704
Costco Wholesale Corp.	689	62,561
Walgreen Co.	1,391	46,585
Kimberly-Clark Corp.	622	45,960
General Mills, Inc.	1,027	40,515
Archer-Daniels-Midland Co.	1,053	33,338
Sysco Corp.	931	27,800
HJ Heinz Co.	508	27,203
Lorillard, Inc.	210	27,191
Mead Johnson Nutrition Co. — Class A	324	26,724
Estee Lauder Companies, Inc. — Class A	359	22,237
Kroger Co.	915	22,170
Reynolds American, Inc.	532	22,046
Whole Foods Market, Inc.	261	21,715
Kellogg Co.	392	21,023
Sara Lee Corp.	943	20,303
ConAgra Foods, Inc.	656	17,227
Hershey Co.	244	14,965
JM Smucker Co.	178	14,482
Beam, Inc.	246	14,408
Clorox Co.	207	14,231
Coca-Cola Enterprises, Inc.	478	13,671
Dr Pepper Snapple Group, Inc.	338	13,591
Avon Products, Inc.	684	13,242
Brown-Forman Corp. — Class B	158	13,176
McCormick & Company, Inc.	212	11,539
Molson Coors Brewing Co. — Class B	250	11,313
Campbell Soup Co.	284	9,613
Tyson Foods, Inc. — Class A	462	8,847
Safeway, Inc.	427	8,630
Hormel Foods Corp.	219	6,465
Constellation Brands, Inc. — Class A*	273	6,440
Dean Foods Co.*	290	3,512
SUPERVALU, Inc.	338	1,930

Total Consumer Staples		2,180,529

Industrials — 6.8%
General Electric Co.	16,841	337,999
United Parcel Service, Inc. — Class B	1,526	123,179
United Technologies Corp.	1,445	119,848
Caterpillar, Inc.	1,033	110,036

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Industrials — 6.8% (continued)
3M Co.	1,106	$98,666
Boeing Co.	1,189	88,426
Union Pacific Corp.	764	82,114
Honeywell International, Inc.	1,237	75,519
Emerson Electric Co.	1,172	61,155
Deere & Co.	640	51,776
Danaher Corp.	909	50,905
FedEx Corp.	501	46,072
Illinois Tool Works, Inc.	765	43,697
General Dynamics Corp.	572	41,973
Tyco International Ltd.	734	41,236
Precision Castparts Corp.	229	39,594
Lockheed Martin Corp.	419	37,651
Cummins, Inc.	306	36,732
CSX Corp.	1,678	36,111
Norfolk Southern Corp.	526	34,627
Raytheon Co.	541	28,554
PACCAR, Inc.	568	26,599
Eaton Corp.	533	26,559
Waste Management, Inc.	730	25,521
Fastenal Co.	470	25,427
Goodrich Corp.	196	24,586
Northrop Grumman Corp.	402	24,554
WW Grainger, Inc.	97	20,837
Stanley Black & Decker, Inc.	268	20,625
Parker Hannifin Corp.	240	20,292
Ingersoll-Rand plc	473	19,559
Dover Corp.	292	18,378
Rockwell Automation, Inc.	227	18,092
CH Robinson Worldwide, Inc.	260	17,027
Fluor Corp.	269	16,151
Cooper Industries plc	252	16,115
Expeditors International of Washington, Inc.	337	15,674
Republic Services, Inc. — Class A	501	15,311
Roper Industries, Inc.	152	15,072
Rockwell Collins, Inc.	235	13,527
Textron, Inc.	445	12,384
Joy Global, Inc.	166	12,201
Stericycle, Inc.*	135	11,291
L-3 Communications Holdings, Inc.	158	11,182
Pall Corp.	180	10,733
Southwest Airlines Co.	1,230	10,135
Flowserve Corp.	87	10,049
Jacobs Engineering Group, Inc.*	205	9,096
Equifax, Inc.	190	8,410
Xylem, Inc.	294	8,159
Iron Mountain, Inc.	272	7,834
Masco Corp.	568	7,594
Quanta Services, Inc.*	336	7,022
Cintas Corp.	176	6,885
Robert Half International, Inc.	224	6,787
Dun & Bradstreet Corp.	76	6,439
Snap-on, Inc.	92	5,609
Pitney Bowes, Inc.	318	5,590
Avery Dennison Corp.	167	5,032
Ryder System, Inc.	81	4,277
RR Donnelley & Sons Co.	284	3,519

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Industrials — 6.8% (continued)
First Solar, Inc.*	94	$2,355

Total Industrials		2,138,359

Materials — 2.2%
EI du Pont de Nemours & Co.	1,487	78,661
Monsanto Co.	849	67,717
Dow Chemical Co.	1,890	65,470
Freeport-McMoRan Copper & Gold, Inc.	1,512	57,517
Praxair, Inc.	475	54,454
Newmont Mining Corp.	791	40,555
Air Products & Chemicals, Inc.	335	30,753
Ecolab, Inc.	464	28,639
Mosaic Co.	477	26,373
International Paper Co.	699	24,535
PPG Industries, Inc.	242	23,184
Nucor Corp.	504	21,647
CF Industries Holdings, Inc.	103	18,813
Alcoa, Inc.	1,699	17,024
Cliffs Natural Resources, Inc.	224	15,514
Sherwin-Williams Co.	138	14,996
Sigma-Aldrich Corp.	189	13,808
FMC Corp.	107	11,327
Eastman Chemical Co.	217	11,217
Ball Corp.	249	10,677
Airgas, Inc.	109	9,698
Vulcan Materials Co.	206	8,802
MeadWestvaco Corp.	272	8,592
International Flavors & Fragrances, Inc.	129	7,559
Allegheny Technologies, Inc.	170	6,999
United States Steel Corp.	229	6,726
Owens-Illinois, Inc.*	262	6,115
Sealed Air Corp.	310	5,986
Bemis Company, Inc.	162	5,231
Titanium Metals Corp.	131	1,776

Total Materials		700,365

Utilities — 2.1%
Southern Co.	1,378	61,913
Dominion Resources, Inc.	912	46,703
Duke Energy Corp.	2,131	44,772
Exelon Corp.	1,057	41,445
NextEra Energy, Inc.	663	40,496
FirstEnergy Corp.	666	30,363
American Electric Power Company, Inc.	767	29,591
PG&E Corp.	651	28,260
Consolidated Edison, Inc.	466	27,224
PPL Corp.	923	26,084
Progress Energy, Inc.	466	24,749
Public Service Enterprise Group, Inc.	806	24,672
Sempra Energy	381	22,845
Edison International	519	22,063
Xcel Energy, Inc.	779	20,620
Entergy Corp.	280	18,816
DTE Energy Co.	270	14,858
ONEOK, Inc.	165	13,474
AES Corp.*	1,028	13,436

	Shares	Value
COMMON STOCKS† — 64.2% (continued)
Utilities — 2.1% (continued)
CenterPoint Energy, Inc.	681	$13,429
Wisconsin Energy Corp.	367	12,911
Ameren Corp.	386	12,576
NiSource, Inc.	448	10,909
Northeast Utilities	282	10,468
CMS Energy Corp.	407	8,954
SCANA Corp.	185	8,438
Pinnacle West Capital Corp.	173	8,287
AGL Resources, Inc.	186	7,295
Pepco Holdings, Inc.	362	6,838
Integrys Energy Group, Inc.	125	6,624
TECO Energy, Inc.	339	5,949
NRG Energy, Inc.*	362	5,673

Total Utilities		670,735

Telecommunication Services — 1.8%
AT&T, Inc.	9,440	294,810
Verizon Communications, Inc.	4,516	172,647
CenturyLink, Inc.	981	37,916
Crown Castle International Corp.*	400	21,336
Sprint Nextel Corp.*	4,767	13,586
Windstream Corp.	932	10,914
Frontier Communications Corp.	1,586	6,614
MetroPCS Communications, Inc.*	466	4,203

Total Telecommunication Services		562,026

Total Common Stocks (Cost $12,800,219)		20,236,747

	Face	Value
	Amount
REPURCHASE AGREEMENTS††,1 — 28.9%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$3,508,608	3,508,608
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	2,806,824	2,806,824
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	2,806,824	2,806,824

Total Repurchase Agreements (Cost $9,122,256)		9,122,256

Total Investments — 93.1% (Cost $21,922,475)		$29,359,003

Other Assets & Liabilities, net — 6.9%		2,176,711

Total Net Assets — 100.0%		$31,535,715

	Contracts	Unrealized
		Gain
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,645,200)	52	$32,654

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Units	Unrealized
		Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $15,400,869)	10,934	$56,411
Credit Suisse Capital, LLC April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $6,282,169)	4,460	12,536

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services, Inc. April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $903,888)	642	$(2,399)
Goldman Sachs International April 2012 S&P 500 Index Swap, Terminating 04/27/12 [3] (Notional Value $881,688)	626	(4,726)

(Total Notional Value $23,468,614)		$61,822

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Gold — 62.9%
Newmont Mining Corp.	89,033	$4,564,721
Barrick Gold Corp.	104,345	4,536,921
Goldcorp, Inc.	85,037	3,831,767
Yamana Gold, Inc.	170,356	2,660,961
Kinross Gold Corp.	241,904	2,368,240
Agnico-Eagle Mines Ltd.	65,203	2,176,476
AngloGold Ashanti Ltd. ADR	54,440	2,009,925
Eldorado Gold Corp.	136,451	1,874,837
Royal Gold, Inc.	26,767	1,745,744
Gold Fields Ltd. ADR	123,121	1,711,382
Randgold Resources Ltd. ADR	18,253	1,605,899
IAMGOLD Corp.	116,213	1,544,471
Cia de Minas Buenaventura S.A. ADR	37,072	1,494,372
Novagold Resources, Inc.*	202,469	1,453,727
New Gold, Inc.*	144,686	1,429,498
Allied Nevada Gold Corp.*	38,868	1,264,376
Harmony Gold Mining Company Ltd. ADR	111,094	1,214,257
AuRico Gold, Inc.*	121,406	1,076,871
Jaguar Mining, Inc.*	127,284	594,416
Seabridge Gold, Inc.*	16,600	333,494

Total Gold		39,492,355

Precious Metals & Minerals — 21.0%
Silver Wheaton Corp.	98,025	3,254,429
Pan American Silver Corp.	73,503	1,621,475

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Precious Metals & Minerals — 21.0% (continued)
Coeur d’Alene Mines Corp.*	64,044	$1,520,405
Hecla Mining Co.	320,701	1,481,639
Stillwater Mining Co.*	102,084	1,290,342
Silver Standard Resources, Inc.*	69,022	1,038,091
McEwen Mining, Inc.*	220,049	977,018
Endeavour Silver Corp.*	96,224	912,204
Silvercorp Metals, Inc.	126,743	873,259
Gold Resource Corp.	9,650	234,592

Total Precious Metals & Minerals		13,203,454

Diversified Metals & Mining — 15.6%
Freeport-McMoRan Copper & Gold, Inc.	170,181	6,473,685
Southern Copper Corp.	71,643	2,271,800
Titanium Metals Corp.	80,089	1,086,007

Total Diversified Metals & Mining		9,831,492

Total Common Stocks (Cost $35,568,473)		62,527,301

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$456,623	456,623

Total Repurchase Agreement (Cost $456,623)		456,623

Total Investments — 100.2% (Cost $36,025,096)		$62,983,924

Other Assets & Liabilities, net — (0.2)%		(147,073)

Total Net Assets — 100.0%		$62,836,851

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6%
Real Estate Investment Trusts (REITs) — 93.2%
Specialized RET’s — 25.6%
Public Storage	3,557	$491,470
American Tower Corp. — Class A	7,790	490,925
Ventas, Inc.	6,985	398,844
HCP, Inc.	9,882	389,944
Health Care REIT, Inc.	6,137	337,290
Host Hotels & Resorts, Inc.	20,374	334,541
Plum Creek Timber Company, Inc.	6,120	254,347
Rayonier, Inc.	5,168	227,857
Senior Housing Properties Trust	8,447	186,256
Hospitality Properties Trust	6,784	179,572
Extra Space Storage, Inc.	5,758	165,773
LaSalle Hotel Properties	5,368	151,056
Omega Healthcare Investors, Inc.	6,894	146,566
Entertainment Properties Trust	3,109	144,195
DiamondRock Hospitality Co.	12,673	130,405
Healthcare Realty Trust, Inc.	5,840	128,480
CubeSmart	10,021	119,250
Sovran Self Storage, Inc.	2,391	119,144
Potlatch Corp.	3,530	110,630
Medical Properties Trust, Inc.	11,707	108,641
Sunstone Hotel Investors, Inc.*	10,911	106,273
Pebblebrook Hotel Trust	4,620	104,320

Total Specialized REIT’s		4,825,779

Retail REIT’s — 18.6%
Simon Property Group, Inc.	4,545	662,115
General Growth Properties, Inc.	22,948	389,887
Kimco Realty Corp.	14,260	274,648
Macerich Co.	4,755	274,601
Federal Realty Investment Trust	2,518	243,717
Realty Income Corp.	5,811	225,060
Taubman Centers, Inc.	2,786	203,239
Regency Centers Corp.	4,412	196,246
DDR Corp.	13,397	195,596
Weingarten Realty Investors	6,698	177,028
National Retail Properties, Inc.	6,168	167,708
CBL & Associates Properties, Inc.	8,740	165,361
Tanger Factory Outlet Centers	5,426	161,315
Equity One, Inc.	7,551	152,681

Total Retail REIT’s		3,489,202

Office REIT’s — 15.6%
Boston Properties, Inc.	3,692	387,623
Digital Realty Trust, Inc.	3,768	278,719
SL Green Realty Corp.	3,276	254,054
Alexandria Real Estate Equities, Inc.	2,855	208,786
Duke Realty Corp.	13,106	187,940
Kilroy Realty Corp.	3,800	177,118
Douglas Emmett, Inc.	7,739	176,527
Piedmont Office Realty Trust, Inc. — Class A	9,640	171,110
BioMed Realty Trust, Inc.	8,799	167,005
Mack-Cali Realty Corp.	5,402	155,686
Highwoods Properties, Inc.	4,635	154,438
Brandywine Realty Trust	11,030	126,624
Corporate Office Properties Trust	5,371	124,661
DuPont Fabros Technology, Inc.	5,034	123,081
CommonWealth REIT	6,574	122,408

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Real Estate Investment Trusts (REITs) — 93.2% (continued)
Office REIT’s — 15.6% (continued)
Lexington Realty Trust	12,761	$114,721

Total Office REIT’s		2,930,501

Residential REIT’s — 15.1%
Equity Residential	6,909	432,641
AvalonBay Communities, Inc.	2,576	364,118
UDR, Inc.	9,084	242,634
Essex Property Trust, Inc.	1,503	227,720
Camden Property Trust	3,447	226,640
BRE Properties, Inc.	3,823	193,253
American Campus Communities, Inc.	4,028	180,132
Apartment Investment & Management Co. — Class A	6,709	177,185
Home Properties, Inc.	2,795	170,523
Equity Lifestyle Properties, Inc.	2,402	167,515
Mid-America Apartment Communities, Inc.	2,454	164,492
Post Properties, Inc.	3,377	158,246
Colonial Properties Trust	6,362	138,246

Total Residential REIT’s		2,843,345

Mortgage REIT’s — 9.2%
Annaly Capital Management, Inc.	24,122	381,609
American Capital Agency Corp.	9,925	293,184
MFA Financial, Inc.	21,560	161,053
Hatteras Financial Corp.	5,181	144,550
Two Harbors Investment Corp.	14,000	141,960
Invesco Mortgage Capital, Inc.	7,809	137,829
Starwood Property Trust, Inc.	6,484	136,294
CYS Investments, Inc.	8,855	115,912
ARMOUR Residential REIT, Inc.	16,070	108,473
Capstead Mortgage Corp.	8,050	105,536

Total Mortgage REIT’s		1,726,400

Diversified REIT’s — 3.9%
Vornado Realty Trust	4,582	385,805
Liberty Property Trust	5,718	204,247
Washington Real Estate Investment Trust	4,636	137,689

Total Diversified REIT’s		727,741

Industrial REIT’s — 3.4%
ProLogis, Inc.	11,190	403,064
DCT Industrial Trust, Inc.	20,370	120,183
EastGroup Properties, Inc.	2,326	116,812

Total Industrial REIT’s		640,059

Forest Products — 1.8%
Weyerhaeuser Co.	15,219	333,600

Total Real Estate Investment Trusts (REITs)		17,516,627

Real Estate Management & Development — 6.4%
Real Estate Services — 2.3%
CBRE Group, Inc. — Class A*	12,308	245,668
Jones Lang LaSalle, Inc.	2,219	184,865

Total Real Estate Services		430,533

Diversified Real Estate Activities — 1.6%
Brookfield Asset Management, Inc. — Class A	5,300	167,321

Real Estate Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Real Estate Management & Development — 6.4% (continued)
Diversified Real Estate Activities — 1.6% (continued)
St. Joe Co.*	6,702	$127,405

Total Diversified Real Estate Activities		294,726

Real Estate Operating Companies — 1.6%
Brookfield Office Properties, Inc.	16,710	291,590

Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc. — Class A*	10,412	163,052

Total Real Estate Management & Development		1,179,901

Total Common Stocks (Cost $10,749,208)		18,696,528

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.3%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$57,032	$57,032

Total Repurchase Agreement (Cost $57,032)		57,032

Total Investments — 99.9% (Cost $10,806,240)		$18,753,560

Other Assets & Liabilities, net — 0.1%		21,519

Total Net Assets — 100.0%		$18,775,079

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

REIT	Real Estate Investment Trust

Retailing Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Apparel Retail — 19.1%
TJX Companies, Inc.	11,636	$462,066
Limited Brands, Inc.	6,585	316,080
Ross Stores, Inc.	5,282	306,884
The Gap, Inc.	11,422	298,571
Foot Locker, Inc.	5,869	182,232
Urban Outfitters, Inc.*	5,920	172,331
Abercrombie & Fitch Co. — Class A	3,354	166,392
American Eagle Outfitters, Inc.	8,966	154,126
Ascena Retail Group, Inc.*	3,467	153,657
Guess?, Inc.	4,473	139,781
Chico's FAS, Inc.	8,625	130,238
Express, Inc.*	5,060	126,399
Buckle, Inc.	2,614	125,211
DSW, Inc. — Class A	2,277	124,711
Men's Wearhouse, Inc.	3,021	117,124
Aeropostale, Inc.*	5,191	112,229
Genesco, Inc.*	1,510	108,192
ANN, Inc.*	3,438	98,464
Jos A. Bank Clothiers, Inc.*	1,896	95,577
Children's Place Retail Stores, Inc.*	1,839	95,021
Finish Line, Inc. — Class A	3,860	81,909

Total Apparel Retail		3,567,195

Internet Retail — 11.7%
Amazon.com, Inc.*	3,993	808,621
Priceline.com, Inc.*	705	505,838
Groupon, Inc. — Class A*	15,965	293,437
Netflix, Inc.*	1,832	210,753
TripAdvisor, Inc.*	5,207	185,734
Expedia, Inc.	5,237	175,125

Total Internet Retail		2,179,508

Specialty Stores — 10.6%
Staples, Inc.	16,957	274,365
Tiffany & Co.	3,475	240,227
Tractor Supply Co.	2,381	215,623
PetSmart, Inc.	3,667	209,826
Ulta Salon Cosmetics & Fragrance, Inc.	2,180	202,500
Dick’s Sporting Goods, Inc.	4,196	201,744
Sally Beauty Holdings, Inc.*	7,329	181,759
GNC Holdings, Inc. — Class A	4,700	163,983
Signet Jewelers Ltd.	3,446	162,927
Cabela’s, Inc.*	3,583	136,691

Total Specialty Stores		1,989,645

Hypermarkets & Super Centers — 10.1%
Wal-Mart Stores, Inc.	19,889	1,217,207
Costco Wholesale Corp.	5,794	526,095
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,080	146,670

Total Hypermarkets & Super Centers		1,889,972

Department Stores — 8.6%
Macy’s, Inc.	8,554	339,849
Kohl’s Corp.	5,920	296,178
Nordstrom, Inc.	5,126	285,621
JC Penney Company, Inc.	6,339	224,591
Sears Holdings Corp.*	3,037	201,201
Dillard’s, Inc. — Class A	2,437	153,580

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Department Stores — 8.6% (continued)
Saks, Inc.*	9,796	$113,732

Total Department Stores		1,614,752

General Merchandise Stores — 8.1%
Target Corp.	8,951	521,576
Dollar General Corp.*	7,182	331,808
Dollar Tree, Inc.*	2,962	279,879
Family Dollar Stores, Inc.	3,790	239,831
Big Lots, Inc.*	3,160	135,943

Total General Merchandise Stores		1,509,037

Automotive Retail — 7.1%
AutoZone, Inc.*	849	315,659
O'Reilly Automotive, Inc.*	3,142	287,022
CarMax, Inc.*	6,736	233,402
Advance Auto Parts, Inc.	2,395	212,125
AutoNation, Inc.*	5,114	175,461
Group 1 Automotive, Inc.	1,700	95,489

Total Automotive Retail		1,319,158

Home Improvement Retail — 6.8%
Home Depot, Inc.	14,729	741,016
Lowe's Companies, Inc.	16,919	530,918

Total Home Improvement Retail		1,271,934

Drug Retail — 5.8%
CVS Caremark Corp.	14,291	640,237
Walgreen Co.	13,435	449,938

Total Drug Retail		1,090,175

Homefurnishing Retail — 4.5%
Bed Bath & Beyond, Inc.*	5,048	332,007
Williams-Sonoma, Inc.	4,299	161,127
Pier 1 Imports, Inc.*	6,527	118,661
Aaron's, Inc.	4,527	117,249
Select Comfort Corp.*	3,490	113,041

Total Homefurnishing Retail		842,085

Computer & Electronics Retail — 2.7%
Best Buy Company, Inc.	9,635	228,157
GameStop Corp. — Class A	6,285	137,264
Rent-A-Center, Inc. — Class A	3,433	129,596

Total Computer & Electronics Retail		495,017

Distributors — 2.3%
Genuine Parts Co.	4,151	260,475
LKQ Corp.*	5,664	176,547

Total Distributors		437,022

Catalog Retail — 2.1%
Liberty Interactive Corp. — Class A*	14,381	274,533
HSN, Inc.	3,260	123,978

Total Catalog Retail		398,511

Total Common Stocks (Cost $13,842,435)		18,604,011

Retailing Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$96,936	$96,936

Total Repurchase Agreement
(Cost $96,936)		$96,936

Value
Total Investments — 100.0% (Cost $13,939,371)	$18,700,947

Other Assets & Liabilities, net — 0.0%	(775)

Total Net Assets — 100.0%	$18,700,172

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5%
Financials — 16.2%
American Campus Communities, Inc.	526	$23,523
Home Properties, Inc.	366	22,330
Signature Bank*	351	22,126
BioMed Realty Trust, Inc.	1,139	21,617
CBL & Associates Properties, Inc.	1,140	21,569
SVB Financial Group*	332	21,360
National Retail Properties, Inc.	778	21,154
ProAssurance Corp.	238	20,969
Hancock Holding Co.	588	20,880
Extra Space Storage, Inc.	724	20,844
MFA Financial, Inc.	2,739	20,459
Tanger Factory Outlet Centers	662	19,681
Kilroy Realty Corp.	411	19,156
Mid-America Apartment Communities, Inc.	285	19,104
Highwoods Properties, Inc.	551	18,359
LaSalle Hotel Properties	650	18,291
Post Properties, Inc.	370	17,338
Delphi Financial Group, Inc. — Class A	373	16,699
Prosperity Bancshares, Inc.	361	16,534
Entertainment Properties Trust	356	16,511
Omega Healthcare Investors, Inc.	776	16,498
Alterra Capital Holdings Ltd.	696	15,994
Equity Lifestyle Properties, Inc.	229	15,970
Hatteras Financial Corp.	570	15,902
Stifel Financial Corp.*	416	15,741
Invesco Mortgage Capital, Inc.	884	15,603
Washington Real Estate Investment Trust	511	15,177
Starwood Property Trust, Inc.	718	15,092
FirstMerit Corp.	843	14,213
Colonial Properties Trust	642	13,951
First American Financial Corp.	811	13,487
Healthcare Realty Trust, Inc.	603	13,266
DiamondRock Hospitality Co.	1,289	13,264
CNO Financial Group, Inc.*	1,703	13,249
Webster Financial Corp.	552	12,514
FNB Corp.	1,025	12,382
Trustmark Corp.	493	12,315
Iberiabank Corp.	228	12,191
Umpqua Holdings Corp.	885	12,001
Ezcorp, Inc. — Class A*	359	11,651
United Bankshares, Inc.	389	11,227
DCT Industrial Trust, Inc.	1,885	11,121
UMB Financial Corp.	248	11,094
DuPont Fabros Technology, Inc.	450	11,003
Susquehanna Bancshares, Inc.	1,102	10,888
Ocwen Financial Corp.*	694	10,848
Cash America International, Inc.	226	10,832
Apollo Investment Corp.	1,502	10,770
Sovran Self Storage, Inc.	216	10,763
CubeSmart	897	10,674
Cathay General Bancorp	600	10,620
Westamerica Bancorporation	220	10,560
EastGroup Properties, Inc.	208	10,446

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Platinum Underwriters Holdings Ltd.	285	$10,403
First Cash Financial Services, Inc.*	242	10,379
Texas Capital Bancshares, Inc.*	290	10,040
RLI Corp.	139	9,958
Knight Capital Group, Inc. — Class A*	771	9,923
Potlatch Corp.	312	9,778
Wintrust Financial Corp.	270	9,663
PS Business Parks, Inc.	146	9,569
Old National Bancorp	724	9,513
Northwest Bancshares, Inc.	746	9,475
Portfolio Recovery Associates, Inc.*	132	9,467
Prospect Capital Corp.	840	9,223
Montpelier Re Holdings Ltd.	476	9,196
National Health Investors, Inc.	183	8,927
Strategic Hotels & Resorts, Inc.*	1,344	8,844
Sunstone Hotel Investors, Inc.*	907	8,834
MB Financial, Inc.	418	8,774
Pebblebrook Hotel Trust	387	8,738
Cardtronics, Inc.*	329	8,636
First Financial Bankshares, Inc.	244	8,591
International Bancshares Corp.	405	8,566
Capstead Mortgage Corp.	644	8,443
Equity One, Inc.	417	8,432
National Penn Bancshares, Inc.	950	8,408
Lexington Realty Trust	918	8,253
Glacier Bancorp, Inc.	549	8,202
First Industrial Realty Trust, Inc.*	664	8,200
BancorpSouth, Inc.	608	8,190
Glimcher Realty Trust	797	8,145
CVB Financial Corp.	688	8,077
Two Harbors Investment Corp.	791	8,021
MarketAxess Holdings, Inc.	215	8,017
Community Bank System, Inc.	273	7,857
First Financial Bancorp	446	7,716
Selective Insurance Group, Inc.	419	7,379
LTC Properties, Inc.	229	7,328
Education Realty Trust, Inc.	676	7,328
Acadia Realty Trust	323	7,280
MGIC Investment Corp.*	1,441	7,147
Medical Properties Trust, Inc.	767	7,118
Park National Corp.	101	6,986
PrivateBancorp, Inc.	459	6,963
World Acceptance Corp.*	113	6,921
First Midwest Bancorp, Inc.	577	6,912
Columbia Banking System, Inc.	302	6,880
Bank of the Ozarks, Inc.	219	6,846
Redwood Trust, Inc.	605	6,776
Provident Financial Services, Inc.	462	6,713
Anworth Mortgage Asset Corp.	1,014	6,672
PHH Corp.*	431	6,668
Financial Engines, Inc.*	296	6,619
Astoria Financial Corp.	664	6,547
Government Properties Income Trust	270	6,510

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Pennsylvania Real Estate Investment Trust	426	$6,505
CYS Investments, Inc.	490	6,414
DFC Global Corp.*	339	6,397
Tower Group, Inc.	280	6,280
Argo Group International Holdings Ltd.	207	6,183
Solar Capital Ltd.	279	6,158
BBCN Bancorp, Inc.*	553	6,155
Symetra Financial Corp.	518	5,973
Hersha Hospitality Trust — Class A	1,082	5,908
Boston Private Financial Holdings, Inc.	595	5,896
Sun Communities, Inc.	136	5,893
American Equity Investment Life Holding Co.	459	5,861
NBT Bancorp, Inc.	262	5,785
Primerica, Inc.	228	5,748
Franklin Street Properties Corp.	541	5,735
PacWest Bancorp	235	5,711
American Assets Trust, Inc.	248	5,654
BlackRock Kelso Capital Corp.	564	5,538
Alexander’s, Inc.	14	5,514
Credit Acceptance Corp.*	54	5,455
Harleysville Group, Inc.	94	5,424
Investors Bancorp, Inc.*	360	5,407
Horace Mann Educators Corp.	302	5,321
Cousins Properties, Inc.	697	5,283
Greenlight Capital Re Ltd. — Class A*	214	5,271
Associated Estates Realty Corp.	321	5,245
Inland Real Estate Corp.	590	5,233
Nelnet, Inc. — Class A	201	5,208
Fifth Street Finance Corp.	532	5,192
Oritani Financial Corp.	353	5,182
Newcastle Investment Corp.	809	5,081
Enstar Group Ltd.*	51	5,048
Chemical Financial Corp.	215	5,040
Amtrust Financial Services, Inc.	185	4,973
First Commonwealth Financial Corp.	809	4,951
Brookline Bancorp, Inc.	522	4,891
Infinity Property & Casualty Corp.	93	4,867
National Financial Partners Corp.*	320	4,846
Employers Holdings, Inc.	270	4,782
Pinnacle Financial Partners, Inc.*	260	4,771
Investors Real Estate Trust	615	4,729
KBW, Inc.	255	4,718
Evercore Partners, Inc. — Class A	161	4,680
First Potomac Realty Trust	387	4,679
Home Bancshares, Inc.	175	4,657
S&T Bancorp, Inc.	214	4,642
Independent Bank Corp.	161	4,626
Sabra Health Care REIT, Inc.	279	4,587
Compass Diversified Holdings	309	4,570
Banco Latinoamericano de Comercio Exterior S.A. — Class E	216	4,559
iStar Financial, Inc.*	627	4,546

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Walter Investment Management Corp.	201	$4,533
CreXus Investment Corp.	438	4,529
Western Alliance Bancorporation*	532	4,506
Chesapeake Lodging Trust	249	4,475
Radian Group, Inc.	1,025	4,459
Retail Opportunity Investments Corp.	370	4,455
Advance America Cash Advance Centers, Inc.	424	4,448
Bankrate, Inc.*	178	4,406
Sterling Financial Corp.*	207	4,322
BGC Partners, Inc. — Class A	580	4,286
Main Street Capital Corp.	173	4,261
State Bank Financial Corp.*	242	4,237
Cohen & Steers, Inc.	132	4,211
Colony Financial, Inc.	257	4,210
Forestar Group, Inc.*	268	4,124
PICO Holdings, Inc.*	175	4,104
Safety Insurance Group, Inc.	98	4,081
City Holding Co.	117	4,062
ViewPoint Financial Group	264	4,060
Trustco Bank Corp.	710	4,054
PennyMac Mortgage Investment Trust	216	4,033
Navigators Group, Inc.*	85	4,015
NorthStar Realty Finance Corp.	733	3,966
Oriental Financial Group, Inc.	320	3,872
RLJ Lodging Trust	207	3,856
Meadowbrook Insurance Group, Inc.	412	3,844
Investment Technology Group, Inc.*	316	3,779
Duff & Phelps Corp. — Class A	237	3,683
Ashford Hospitality Trust, Inc.	406	3,658
Universal Health Realty Income Trust	92	3,646
Ramco-Gershenson Properties Trust	298	3,642
HFF, Inc. — Class A*	221	3,640
Coresite Realty Corp.	154	3,633
WesBanco, Inc.	179	3,605
Hercules Technology Growth Capital, Inc.	325	3,601
Berkshire Hills Bancorp, Inc.	157	3,598
Dime Community Bancshares, Inc.	244	3,565
SCBT Financial Corp.	108	3,533
ARMOUR Residential REIT, Inc.	521	3,517
Maiden Holdings Ltd.	390	3,510
Simmons First National Corp. — Class A	135	3,487
AMERISAFE, Inc.*	139	3,439
FelCor Lodging Trust, Inc.*	955	3,438
Urstadt Biddle Properties, Inc. — Class A	173	3,415
Community Trust Bancorp, Inc.	106	3,399
Sandy Spring Bancorp, Inc.	185	3,361
PennantPark Investment Corp.	318	3,307
Lakeland Financial Corp.	127	3,306

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Tejon Ranch Co.*	112	$3,207
Flushing Financial Corp.	238	3,203
FBL Financial Group, Inc. — Class A	95	3,202
Flagstone Reinsurance Holdings S.A.	401	3,156
Resource Capital Corp.	580	3,126
United Community Banks, Inc.*	320	3,120
Getty Realty Corp.	200	3,116
Piper Jaffray Cos.*	117	3,115
Renasant Corp.	190	3,093
Triangle Capital Corp.	156	3,081
First Busey Corp.	595	2,939
Virtus Investment Partners, Inc.*	34	2,917
United Fire Group, Inc.	161	2,880
Citizens, Inc.*	291	2,875
Encore Capital Group, Inc.*	127	2,864
1st Source Corp.	117	2,863
Monmouth Real Estate Investment Corp. — Class A	293	2,854
Excel Trust, Inc.	235	2,839
Southside Bancshares, Inc.	126	2,785
Campus Crest Communities, Inc.	238	2,775
Kennedy-Wilson Holdings, Inc.	203	2,741
National Western Life Insurance Co. — Class A	20	2,737
Banner Corp.	124	2,732
West Coast Bancorp*	144	2,724
Safeguard Scientifics, Inc.*	158	2,718
Washington Trust Bancorp, Inc.	112	2,704
OneBeacon Insurance Group Ltd. — Class A	174	2,681
Rockville Financial, Inc.	224	2,610
First Financial Corp.	82	2,604
Epoch Holding Corp.	109	2,603
Hilltop Holdings, Inc.*	308	2,584
GAMCO Investors, Inc. — Class A	51	2,530
Hudson Pacific Properties, Inc.	167	2,527
MCG Capital Corp.	594	2,525
Winthrop Realty Trust	216	2,503
eHealth, Inc.*	153	2,495
Cardinal Financial Corp.	220	2,486
TowneBank	183	2,469
Tompkins Financial Corp.	61	2,444
First Merchants Corp.	198	2,443
Apollo Commercial Real Estate Finance, Inc.	156	2,441
Provident New York Bancorp	288	2,436
Ameris Bancorp*	182	2,391
MVC Capital, Inc.	182	2,390
TICC Capital Corp.	245	2,386
NewStar Financial, Inc.*	207	2,302
Wilshire Bancorp, Inc.*	470	2,270
Kite Realty Group Trust	429	2,261
Sterling Bancorp	235	2,254
Bancorp, Inc.*	224	2,249
Beneficial Mutual Bancorp, Inc.*	256	2,237
Dynex Capital, Inc.	234	2,235

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Bancfirst Corp.	51	$2,222
Hanmi Financial Corp.*	218	2,206
SY Bancorp, Inc.	95	2,204
Cedar Realty Trust, Inc.	430	2,202
Phoenix Companies, Inc.*	897	2,198
Saul Centers, Inc.	54	2,179
Union First Market Bankshares Corp.	154	2,156
CapLease, Inc.	521	2,100
Eagle Bancorp, Inc.*	125	2,093
WSFS Financial Corp.	51	2,091
Univest Corporation of Pennsylvania	124	2,081
INTL FCStone, Inc.*	98	2,068
StellarOne Corp.	174	2,065
GFI Group, Inc.	546	2,053
United Financial Bancorp, Inc.	127	2,009
Trico Bancshares	113	1,968
Stewart Information Services Corp.	137	1,947
German American Bancorp, Inc.	100	1,943
Camden National Corp.	55	1,933
Presidential Life Corp.	169	1,932
Bryn Mawr Bank Corp.	86	1,930
Global Indemnity plc — Class A*	99	1,930
Arrow Financial Corp.	79	1,928
Hudson Valley Holding Corp.	119	1,919
MainSource Financial Group, Inc.	158	1,904
Calamos Asset Management, Inc. — Class A	145	1,901
Capital Southwest Corp.	20	1,891
Northfield Bancorp, Inc.	132	1,877
Centerstate Banks, Inc.	227	1,852
Heartland Financial USA, Inc.	106	1,838
First Interstate Bancsystem, Inc. — Class A	125	1,828
Republic Bancorp, Inc. — Class A	76	1,818
Citizens & Northern Corp.	90	1,800
First Connecticut Bancorp, Inc.	136	1,794
Financial Institutions, Inc.	110	1,779
Great Southern Bancorp, Inc.	73	1,752
Parkway Properties, Inc.	167	1,750
CoBiz Financial, Inc.	246	1,739
STAG Industrial, Inc.	124	1,731
Farmer Mac — Class C	76	1,725
Lakeland Bancorp, Inc.	174	1,717
Westwood Holdings Group, Inc.	44	1,704
Diamond Hill Investment Group, Inc.	23	1,694
FXCM, Inc. — Class A	130	1,689
Territorial Bancorp, Inc.	81	1,686
Westfield Financial, Inc.	213	1,685
OmniAmerican Bancorp, Inc.*	87	1,684
First Community Bancshares, Inc.	126	1,683
Bank of Marin Bancorp	43	1,634
Agree Realty Corp.	72	1,626
OceanFirst Financial Corp.	114	1,623
Virginia Commerce Bancorp, Inc.*	184	1,616
State Auto Financial Corp.	109	1,592

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
Heritage Financial Corp.	117	$1,591
First of Long Island Corp.	60	1,590
Washington Banking Co.	114	1,574
Summit Hotel Properties, Inc.	206	1,561
Netspend Holdings, Inc.*	200	1,552
Ames National Corp.	65	1,547
American Safety Insurance Holdings Ltd.*	80	1,508
National Bankshares, Inc.	50	1,505
CNB Financial Corp.	90	1,504
RAIT Financial Trust	302	1,501
Doral Financial Corp.*	973	1,498
Gladstone Commercial Corp.	87	1,497
Enterprise Financial Services Corp.	127	1,491
Central Pacific Financial Corp.*	115	1,489
Franklin Financial Corp.*	110	1,477
Peoples Bancorp, Inc.	84	1,473
Cogdell Spencer, Inc.	346	1,467
Ladenburg Thalmann Financial Services, Inc.*	822	1,463
Bank Mutual Corp.	358	1,446
One Liberty Properties, Inc.	79	1,446
ESB Financial Corp.	99	1,428
Pacific Capital Bancorp North America*	31	1,414
Southwest Bancorp, Inc.*	152	1,401
First Financial Holdings, Inc.	127	1,397
Fox Chase Bancorp, Inc.	107	1,391
Baldwin & Lyons, Inc. — Class B	62	1,388
Cowen Group, Inc. — Class A*	510	1,382
SeaBright Holdings, Inc.	152	1,382
Apollo Residential Mortgage, Inc.	75	1,379
Chatham Lodging Trust	107	1,358
Flagstar Bancorp, Inc.*	1,472	1,354
Mission West Properties, Inc.	137	1,351
American Capital Mortgage Investment Corp.	62	1,350
Gladstone Capital Corp.	165	1,338
Oppenheimer Holdings, Inc. — Class A	77	1,336
National Interstate Corp.	52	1,330
Pacific Continental Corp.	141	1,328
SWS Group, Inc.	228	1,304
Metro Bancorp, Inc.*	110	1,286
1st United Bancorp, Inc.*	211	1,277
Gladstone Investment Corp.	167	1,264
Encore Bancshares, Inc.*	62	1,263
First Bancorp	113	1,235
Bank of Kentucky Financial Corp.	48	1,235
Medallion Financial Corp.	109	1,216
First Defiance Financial Corp.	72	1,214
BofI Holding, Inc.*	71	1,213
Park Sterling Corp.*	251	1,205
Penns Woods Bancorp, Inc.	29	1,186
Home Federal Bancorp, Inc.	117	1,185
Taylor Capital Group, Inc.*	82	1,177
Artio Global Investors, Inc. — Class A	245	1,169
Kansas City Life Insurance Co.	36	1,159

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
West Bancorporation, Inc.	116	$1,159
Arlington Asset Investment Corp. — Class A	51	1,132
Golub Capital BDC, Inc.	72	1,099
NGP Capital Resources Co.	167	1,094
BankFinancial Corp.	165	1,092
Alliance Financial Corp.	36	1,091
Manning & Napier, Inc. — Class A*	73	1,073
Sun Bancorp, Inc.*	302	1,066
Edelman Financial Group, Inc.	159	1,051
Bridge Bancorp, Inc.	50	1,049
Solar Senior Capital Ltd.	65	1,047
Walker & Dunlop, Inc.*	83	1,046
Kohlberg Capital Corp.	150	1,037
Heritage Commerce Corp.*	157	1,010
UMH Properties, Inc.	91	997
Seacoast Banking Corporation of Florida*	561	987
Merchants Bancshares, Inc.	35	986
Consolidated-Tomoka Land Co.	33	982
Harris & Harris Group, Inc.*	235	975
Crawford & Co. — Class B	197	965
Kearny Financial Corp.	98	956
Nicholas Financial, Inc.	72	950
First Bancorp, Inc.	64	949
Marlin Business Services Corp.	63	949
Suffolk Bancorp*	72	935
Center Bancorp, Inc.	93	933
Medley Capital Corp.	82	924
Bridge Capital Holdings*	68	915
Sierra Bancorp	92	904
FBR & Company*	344	884
First Pactrust Bancorp, Inc.	74	882
MPG Office Trust, Inc.*	375	878
THL Credit, Inc.	68	874
JMP Group, Inc.	117	863
Meridian Interstate Bancorp, Inc.*	64	840
MidSouth Bancorp, Inc.	60	816
AV Homes, Inc.*	64	780
ESSA Bancorp, Inc.	79	774
Gleacher & Company, Inc.*	569	774
New Mountain Finance Corp.	56	769
Hallmark Financial Services*	96	757
Enterprise Bancorp, Inc.	46	756
Donegal Group, Inc. — Class A	55	752
Terreno Realty Corp.	52	744
AG Mortgage Investment Trust, Inc.	37	730
Cape Bancorp, Inc.*	91	726
Century Bancorp, Inc. — Class A	26	710
Whitestone REIT — Class B	54	704
EMC Insurance Group, Inc.	35	703
Capital City Bank Group, Inc.	91	678
Independence Holding Co.	66	657
Clifton Savings Bancorp, Inc.	62	647
Fidus Investment Corp.	41	574
CIFC Corp.*	92	570
Universal Insurance Holdings, Inc.	145	564
Roma Financial Corp.	54	529

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Financials — 16.2% (continued)
First Marblehead Corp.*	423	$516
Orrstown Financial Services, Inc.	54	474
Charter Financial Corp.	50	448
Fortegra Financial Corp.*	47	393
Pzena Investment Management, Inc. — Class A	63	369
Imperial Holdings, Inc.*	137	366
Gain Capital Holdings, Inc.	61	306
Cascade Bancorp*	45	256
Hampton Roads Bankshares, Inc.*	80	242
Capital Bank Corp.*	103	231
California First National Bancorp	14	215

Total Financials		2,078,675

Information Technology — 11.9%
Parametric Technology Corp.*	911	25,454
Jack Henry & Associates, Inc.	665	22,691
Concur Technologies, Inc.*	347	19,911
Wright Express Corp.*	302	19,548
QLIK Technologies, Inc.*	539	17,248
CommVault Systems, Inc.*	339	16,828
SolarWinds, Inc.*	433	16,735
Anixter International, Inc.*	221	16,028
ADTRAN, Inc.	499	15,563
Ultimate Software Group, Inc.*	201	14,729
FEI Co.*	295	14,488
Taleo Corp. — Class A*	315	14,468
Aruba Networks, Inc.*	638	14,215
Semtech Corp.*	499	14,203
Microsemi Corp.*	662	14,193
Finisar Corp.*	691	13,924
Plantronics, Inc.	333	13,407
Cognex Corp.	316	13,385
Hittite Microwave Corp.*	245	13,306
Aspen Technology, Inc.*	646	13,262
Viasat, Inc.*	272	13,113
CACI International, Inc. — Class A*	206	12,831
ACI Worldwide, Inc.*	304	12,242
InterDigital, Inc.	350	12,201
Cirrus Logic, Inc.*	508	12,090
Cymer, Inc.*	238	11,900
ValueClick, Inc.*	601	11,863
Fair Isaac Corp.	270	11,853
MKS Instruments, Inc.	397	11,723
Cavium, Inc.*	374	11,572
Blackbaud, Inc.	342	11,365
Progress Software Corp.*	478	11,290
Mentor Graphics Corp.*	744	11,056
Universal Display Corp.*	300	10,959
TiVo, Inc.*	914	10,959
MAXIMUS, Inc.	269	10,940
Convergys Corp.*	811	10,827
Netgear, Inc.*	283	10,811
Arris Group, Inc.*	948	10,712
NetSuite, Inc.*	212	10,661
RF Micro Devices, Inc.*	2,120	10,558
Sourcefire, Inc.*	219	10,540
Littelfuse, Inc.	168	10,534
Sapient Corp.	840	10,458

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
Coherent, Inc.*	177	$10,324
Quest Software, Inc.*	435	10,122
j2 Global, Inc.	352	10,094
Entegris, Inc.*	1,030	9,620
Plexus Corp.*	274	9,588
DealerTrack Holdings, Inc.*	312	9,441
Acxiom Corp.*	623	9,146
Tyler Technologies, Inc.*	232	8,911
Veeco Instruments, Inc.*	311	8,895
Synaptics, Inc.*	243	8,871
OSI Systems, Inc.*	144	8,827
JDA Software Group, Inc.*	321	8,821
Omnivision Technologies, Inc.*	441	8,820
Take-Two Interactive Software, Inc.*	569	8,754
TriQuint Semiconductor, Inc.*	1,264	8,715
Heartland Payment Systems, Inc.	298	8,594
Power Integrations, Inc.	226	8,389
Euronet Worldwide, Inc.*	397	8,293
Integrated Device Technology, Inc.*	1,138	8,137
MicroStrategy, Inc. — Class A*	58	8,120
Scansource, Inc.*	211	7,875
Benchmark Electronics, Inc.*	468	7,718
Bottomline Technologies, Inc.*	273	7,628
VirnetX Holding Corp.*	314	7,514
Insight Enterprises, Inc.*	342	7,500
SYNNEX Corp.*	193	7,361
Manhattan Associates, Inc.*	153	7,272
OpenTable, Inc.*	179	7,244
FARO Technologies, Inc.*	123	7,175
Sanmina-SCI Corp.*	621	7,110
Cabot Microelectronics Corp.	182	7,076
Emulex Corp.*	678	7,038
LivePerson, Inc.*	409	6,859
Kulicke & Soffa Industries, Inc.*	550	6,837
Tessera Technologies, Inc.*	396	6,831
Earthlink, Inc.	844	6,744
Constant Contact, Inc.*	226	6,733
Loral Space & Communications, Inc.	83	6,607
MTS Systems Corp.	124	6,583
Synchronoss Technologies, Inc.*	206	6,576
Unisys Corp.*	333	6,567
Infinera Corp.*	808	6,561
Liquidity Services, Inc.*	146	6,541
BroadSoft, Inc.*	169	6,464
Syntel, Inc.	115	6,440
Advent Software, Inc.*	251	6,426
Volterra Semiconductor Corp.*	185	6,367
Kenexa Corp.*	203	6,342
Brooks Automation, Inc.	510	6,288
Mantech International Corp. — Class A	181	6,237
Diodes, Inc.*	269	6,235
Websense, Inc.*	288	6,074
Electronics for Imaging, Inc.*	362	6,016
Stratasys, Inc.*	164	5,989

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
NIC, Inc.	490	$5,944
Rofin-Sinar Technologies, Inc.*	222	5,854
Lattice Semiconductor Corp.*	905	5,819
Netscout Systems, Inc.*	286	5,817
ATMI, Inc.*	243	5,662
LogMeIn, Inc.*	158	5,566
Ultratech, Inc.*	192	5,564
Ancestry.com, Inc.*	242	5,503
Digital River, Inc.*	290	5,426
comScore, Inc.*	244	5,219
Verint Systems, Inc.*	160	5,182
Comtech Telecommunications Corp.	159	5,180
Newport Corp.*	289	5,121
Ebix, Inc.	220	5,095
Rambus, Inc.*	759	4,896
Harmonic, Inc.*	886	4,846
Pegasystems, Inc.	127	4,846
Rogers Corp.*	125	4,844
Park Electrochemical Corp.	157	4,746
Spansion, Inc. — Class A*	387	4,714
Sonus Networks, Inc.*	1,620	4,698
SS&C Technologies Holdings, Inc.*	199	4,643
TTM Technologies, Inc.*	404	4,642
Monolithic Power Systems, Inc.*	235	4,622
Amkor Technology, Inc.*	743	4,566
Standard Microsystems Corp.*	176	4,553
Quantum Corp.*	1,731	4,535
Advanced Energy Industries, Inc.*	335	4,395
RealPage, Inc.*	229	4,390
TNS, Inc.*	200	4,346
Brightpoint, Inc.*	524	4,218
RealD, Inc.*	311	4,199
Monotype Imaging Holdings, Inc.*	276	4,112
DTS, Inc.*	134	4,049
CSG Systems International, Inc.*	266	4,027
Micrel, Inc.	391	4,012
iGate Corp.*	239	4,006
Ceva, Inc.*	174	3,952
Measurement Specialties, Inc.*	117	3,943
InfoSpace, Inc.*	307	3,933
Global Cash Access Holdings, Inc.*	500	3,900
Entropic Communications, Inc.*	655	3,819
Maxwell Technologies, Inc.*	207	3,794
Ixia*	300	3,747
Silicon Image, Inc.*	606	3,563
Black Box Corp.	139	3,546
Forrester Research, Inc.	109	3,532
Dice Holdings, Inc.*	376	3,508
Intermec, Inc.*	452	3,494
Checkpoint Systems, Inc.*	309	3,486
ExlService Holdings, Inc.*	127	3,485
Super Micro Computer, Inc.*	198	3,457
Xyratex Ltd.	216	3,437
Accelrys, Inc.*	428	3,415
Applied Micro Circuits Corp.*	483	3,352
United Online, Inc.	684	3,345
Interactive Intelligence Group, Inc.*	107	3,265

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
Web.com Group, Inc.*	220	$3,175
Kemet Corp.*	336	3,145
Opnet Technologies, Inc.	108	3,132
PROS Holdings, Inc.*	167	3,123
TeleTech Holdings, Inc.*	192	3,091
Mercury Computer Systems, Inc.*	229	3,034
Photronics, Inc.*	450	2,993
Move, Inc.*	306	2,971
Internap Network Services Corp.*	404	2,965
EPIQ Systems, Inc.	243	2,940
Nanometrics, Inc.*	158	2,925
Fabrinet*	157	2,780
CTS Corp.	261	2,746
LTX-Credence Corp.*	379	2,725
Extreme Networks*	710	2,719
Electro Rent Corp.	146	2,688
Methode Electronics, Inc.	289	2,682
Cass Information Systems, Inc.	67	2,677
Rudolph Technologies, Inc.*	238	2,644
Sycamore Networks, Inc.*	149	2,643
STEC, Inc.*	279	2,634
Oplink Communications, Inc.*	154	2,633
Electro Scientific Industries, Inc.	173	2,597
ICG Group, Inc.*	290	2,596
Globecomm Systems, Inc.*	175	2,534
Avid Technology, Inc.*	226	2,486
Zygo Corp.*	127	2,485
Procera Networks, Inc.*	111	2,482
Calix, Inc.*	288	2,457
IXYS Corp.*	185	2,442
GSI Group, Inc.*	201	2,424
LoopNet, Inc.*	127	2,385
Power-One, Inc.*	524	2,384
Exar Corp.*	281	2,360
Stamps.com, Inc.*	84	2,342
Daktronics, Inc.	262	2,329
Inphi Corp.*	163	2,311
Integrated Silicon Solution, Inc.*	207	2,310
VASCO Data Security International, Inc.*	211	2,277
Silicon Graphics International Corp.*	235	2,275
QuinStreet, Inc.*	213	2,234
Keynote Systems, Inc.	113	2,233
Perficient, Inc.*	185	2,222
MIPS Technologies, Inc. — Class A*	403	2,192
Formfactor, Inc.*	388	2,165
OCZ Technology Group, Inc.*	310	2,164
Digital Generation, Inc.*	211	2,154
Digi International, Inc.*	196	2,154
Anaren, Inc.*	117	2,147
Kopin Corp.*	521	2,120
KIT Digital, Inc.*	293	2,110
Cohu, Inc.	185	2,103
Saba Software, Inc.*	214	2,099
CIBER, Inc.*	492	2,086
ShoreTel, Inc.*	359	2,039
Virtusa Corp.*	118	2,038
XO Group, Inc.*	216	2,028

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
Cray, Inc.*	276	$2,020
Cornerstone OnDemand, Inc.*	91	1,987
Symmetricom, Inc.*	334	1,927
Multi-Fineline Electronix, Inc.*	69	1,894
Envestnet, Inc.*	150	1,878
NVE Corp.*	35	1,855
ModusLink Global Solutions, Inc.*	340	1,836
Actuate Corp.*	291	1,827
Vocus, Inc.*	137	1,815
Computer Task Group, Inc.*	117	1,792
Deltek, Inc.*	167	1,780
Callidus Software, Inc.*	227	1,773
Glu Mobile, Inc.*	357	1,731
Ubiquiti Networks, Inc.*	54	1,708
SPS Commerce, Inc.*	62	1,667
Aeroflex Holding Corp.*	149	1,660
Mindspeed Technologies, Inc.*	254	1,618
RealNetworks, Inc.	162	1,610
Limelight Networks, Inc.*	485	1,596
Seachange International, Inc.*	201	1,564
AXT, Inc.*	246	1,562
PDF Solutions, Inc.*	184	1,551
Pericom Semiconductor Corp.*	191	1,545
Oclaro, Inc.*	389	1,533
SciQuest, Inc.*	100	1,524
Tangoe, Inc.*	81	1,524
Active Network, Inc.*	90	1,515
American Software, Inc. — Class A	176	1,510
Openwave Systems, Inc.*	659	1,496
MoneyGram International, Inc.*	83	1,494
Zix Corp.*	513	1,493
FSI International, Inc.*	300	1,467
Echo Global Logistics, Inc.*	90	1,449
Intevac, Inc.*	170	1,445
DDi Corp.	117	1,427
Hackett Group, Inc.*	239	1,427
Rubicon Technology, Inc.*	136	1,418
Axcelis Technologies, Inc.*	817	1,405
Imation Corp.*	227	1,405
Supertex, Inc.*	77	1,391
PLX Technology, Inc.*	343	1,379
Bel Fuse, Inc. — Class B	78	1,378
Convio, Inc.*	89	1,377
Lionbridge Technologies, Inc.*	469	1,351
Vishay Precision Group, Inc.*	90	1,335
IntraLinks Holdings, Inc.*	250	1,323
Ultra Clean Holdings*	175	1,320
Richardson Electronics Ltd.	110	1,318
Aviat Networks, Inc.*	467	1,317
LeCroy Corp.*	125	1,299
Sigma Designs, Inc.*	240	1,243
Anadigics, Inc.*	519	1,230
Digimarc Corp.*	44	1,229
Imperva, Inc.*	31	1,214
DSP Group, Inc.*	182	1,212
ServiceSource International, Inc.*	78	1,207
Echelon Corp.*	269	1,192
Immersion Corp.*	218	1,190

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
Wave Systems Corp. — Class A*	639	$1,189
KVH Industries, Inc.*	112	1,176
support.com, Inc.*	373	1,175
Agilysys, Inc.*	128	1,151
Angie's List, Inc.*	60	1,133
Archipelago Learning, Inc.*	100	1,112
Radisys Corp.*	150	1,110
Alpha & Omega Semiconductor Ltd.*	114	1,097
Guidance Software, Inc.*	96	1,061
ePlus, Inc.*	33	1,055
InvenSense, Inc. — Class A*	57	1,032
TeleCommunication Systems, Inc. — Class A*	360	1,001
MoSys, Inc.*	251	996
Westell Technologies, Inc. — Class A*	405	944
PRGX Global, Inc.*	147	925
X-Rite, Inc.*	200	908
TeleNav, Inc.*	128	899
Travelzoo, Inc.*	39	897
Rosetta Stone, Inc.*	86	888
FalconStor Software, Inc.*	235	879
Responsys, Inc.*	70	838
Emcore Corp.*	174	830
Novatel Wireless, Inc.*	245	821
Pulse Electronics Corp.	318	798
TechTarget, Inc.*	109	755
Marchex, Inc. — Class A	164	731
Numerex Corp. — Class A*	74	724
MaxLinear, Inc. — Class A*	128	713
Zillow, Inc. — Class A*	20	712
Rimage Corp.	71	711
QAD, Inc. — Class A*	54	707
Ellie Mae, Inc.*	61	681
GSI Technology, Inc.*	158	670
Dynamics Research Corp.*	68	656
Dot Hill Systems Corp.*	431	651
SRS Labs, Inc.*	93	646
Smith Micro Software, Inc.*	276	643
Identive Group, Inc.*	299	625
Communications Systems, Inc.	47	617
Amtech Systems, Inc.*	72	600
Carbonite, Inc.*	54	595
PC Connection, Inc.	68	559
Opnext, Inc.*	338	524
Powerwave Technologies, Inc.*	248	508
eMagin Corp.*	143	465
Demand Media, Inc.*	62	450
Viasystems Group, Inc.*	20	380
Intermolecular, Inc.*	56	348
NeoPhotonics Corp.*	69	326
Meru Networks, Inc.*	79	320
NCI, Inc. — Class A*	49	313
Motricity, Inc.*	283	311
THQ, Inc.*	511	286
Quepasa Corp.*	54	240
Stream Global Services, Inc.*	69	227

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Information Technology — 11.9% (continued)
Dialogic, Inc.*	118	$103
FriendFinder Networks, Inc.*	41	56

Total Information Technology		1,531,614

Industrials — 11.6%
Clean Harbors, Inc.*	364	24,508
Acuity Brands, Inc.	332	20,859
United Rentals, Inc.*	476	20,416
Woodward, Inc.	470	20,130
Alaska Air Group, Inc.*	554	19,845
CLARCOR, Inc.	391	19,194
Hexcel Corp.*	756	18,152
Dollar Thrifty Automotive Group, Inc.*	223	18,043
Triumph Group, Inc.	286	17,921
Teledyne Technologies, Inc.*	282	17,780
Old Dominion Freight Line, Inc.*	362	17,257
Esterline Technologies Corp.*	239	17,079
Chart Industries, Inc.*	225	16,499
HEICO Corp.	319	16,457
Genesee & Wyoming, Inc. — Class A*	301	16,428
Robbins & Myers, Inc.	307	15,979
Watsco, Inc.	212	15,696
Actuant Corp. — Class A	523	15,162
Moog, Inc. — Class A*	352	15,097
Middleby Corp.*	147	14,873
EMCOR Group, Inc.	518	14,360
Acacia Research Corp.*	333	13,899
Belden, Inc.	362	13,723
CoStar Group, Inc.*	195	13,465
Mueller Industries, Inc.	295	13,408
Applied Industrial Technologies, Inc.	325	13,367
Curtiss-Wright Corp.	359	13,287
AO Smith Corp.	288	12,946
EnerSys*	365	12,647
Tetra Tech, Inc.*	476	12,547
Colfax Corp.*	352	12,404
FTI Consulting, Inc.*	320	12,006
RSC Holdings, Inc.*	520	11,747
Brady Corp. — Class A	363	11,743
Avis Budget Group, Inc.*	809	11,447
Corporate Executive Board Co.	266	11,441
Barnes Group, Inc.	422	11,103
Healthcare Services Group, Inc.	514	10,933
Rollins, Inc.	492	10,470
Simpson Manufacturing Company, Inc.	322	10,386
United Stationers, Inc.	329	10,209
Herman Miller, Inc.	439	10,079
HUB Group, Inc. — Class A*	279	10,053
Atlas Air Worldwide Holdings, Inc.*	204	10,039
Advisory Board Co.*	113	10,014
ABM Industries, Inc.	405	9,842
HNI Corp.	347	9,629
Geo Group, Inc.*	502	9,543
Watts Water Technologies, Inc. — Class A	234	9,536
II-VI, Inc.*	399	9,436

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Industrials — 11.6% (continued)
US Airways Group, Inc.*	1,243	$9,434
USG Corp.*	544	9,357
Deluxe Corp.	396	9,273
JetBlue Airways Corp.*	1,889	9,237
Beacon Roofing Supply, Inc.*	351	9,042
Franklin Electric Company, Inc.	184	9,029
Mine Safety Appliances Co.	213	8,750
Raven Industries, Inc.	141	8,602
Granite Construction, Inc.	296	8,507
Brink’s Co.	355	8,474
Werner Enterprises, Inc.	340	8,452
Forward Air Corp.	226	8,287
Knight Transportation, Inc.	466	8,230
GT Advanced Technologies, Inc.*	967	7,997
RBC Bearings, Inc.*	171	7,888
MasTec, Inc.*	433	7,833
3D Systems Corp.*	323	7,603
Titan International, Inc.	321	7,593
ESCO Technologies, Inc.	206	7,575
Amerco, Inc.	69	7,280
Unifirst Corp.	114	7,017
Swift Transportation Co. — Class A*	607	7,005
Briggs & Stratton Corp.	387	6,939
Kaman Corp.	200	6,790
EnPro Industries, Inc.*	157	6,453
Allegiant Travel Co. — Class A*	118	6,431
Kaydon Corp.	252	6,429
Tennant Co.	144	6,336
Blount International, Inc.*	376	6,272
Dycom Industries, Inc.*	267	6,237
Huron Consulting Group, Inc.*	166	6,235
Lindsay Corp.	94	6,230
Ceradyne, Inc.	191	6,219
Korn*	365	6,114
TAL International Group, Inc.	166	6,094
Knoll, Inc.	364	6,057
Mobile Mini, Inc.*	282	5,956
Cubic Corp.	125	5,910
Orbital Sciences Corp.*	446	5,865
Steelcase, Inc. — Class A	607	5,827
McGrath Rentcorp	181	5,812
Heartland Express, Inc.	391	5,654
Interface, Inc. — Class A	404	5,636
AAR Corp.	304	5,548
Insperity, Inc.	180	5,515
TrueBlue, Inc.*	307	5,489
Interline Brands, Inc.*	254	5,489
Navigant Consulting, Inc.*	394	5,481
Astec Industries, Inc.*	150	5,472
Wabash National Corp.*	525	5,434
Aegion Corp. — Class A*	302	5,385
Rush Enterprises, Inc. — Class A*	250	5,305
ACCO Brands Corp.*	423	5,249
NACCO Industries, Inc. — Class A	45	5,237
Universal Forest Products, Inc.	151	5,206
Quanex Building Products Corp.	291	5,130
Aircastle Ltd.	418	5,116
AZZ, Inc.	96	4,956

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Industrials — 11.6% (continued)
On Assignment, Inc.*	283	$4,944
Albany International Corp. — Class A	212	4,865
SYKES Enterprises, Inc.*	307	4,851
G&K Services, Inc. — Class A	141	4,822
Exponent, Inc.*	99	4,803
Team, Inc.*	152	4,704
Resources Connection, Inc.	330	4,637
Generac Holdings, Inc.*	187	4,591
American Science & Engineering, Inc.	68	4,559
SkyWest, Inc.	405	4,475
CIRCOR International, Inc.	134	4,458
Trimas Corp.*	195	4,366
Encore Wire Corp.	142	4,222
GeoEye, Inc.*	173	4,164
Standex International Corp.	99	4,078
H&E Equipment Services, Inc.*	215	4,068
Sauer-Danfoss, Inc.	85	3,995
Mueller Water Products, Inc. — Class A	1,196	3,983
Badger Meter, Inc.	117	3,977
Altra Holdings, Inc.*	207	3,974
Trex Company, Inc.*	123	3,946
Sun Hydraulics Corp.	150	3,924
Griffon Corp.	363	3,884
Tutor Perini Corp.*	240	3,739
ICF International, Inc.*	147	3,729
DigitalGlobe, Inc.*	272	3,628
Aerovironment, Inc.*	135	3,619
Arkansas Best Corp.	192	3,612
John Bean Technologies Corp.	221	3,580
Higher One Holdings, Inc.*	238	3,558
Tredegar Corp.	181	3,546
Gibraltar Industries, Inc.*	229	3,469
Kforce, Inc.*	232	3,457
Gorman-Rupp Co.	118	3,443
RailAmerica, Inc.*	160	3,434
Global Power Equipment Group, Inc.*	123	3,407
Cascade Corp.	67	3,358
Kelly Services, Inc. — Class A	206	3,294
Layne Christensen Co.*	148	3,293
Primoris Services Corp.	202	3,244
Titan Machinery, Inc.*	115	3,243
Great Lakes Dredge & Dock Corp.	449	3,242
Comfort Systems USA, Inc.	295	3,218
GenCorp, Inc.*	447	3,174
Ennis, Inc.	197	3,117
Textainer Group Holdings Ltd.	91	3,085
Viad Corp.	158	3,070
US Ecology, Inc.	139	3,022
Heidrick & Struggles International, Inc.	137	3,018
AAON, Inc.	149	3,008
DXP Enterprises, Inc.*	69	3,001
EnergySolutions, Inc.*	610	2,989
Greenbrier Companies, Inc.*	146	2,889

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Industrials — 11.6% (continued)
Consolidated Graphics, Inc.*	63	$2,851
MYR Group, Inc.*	155	2,768
Commercial Vehicle Group, Inc.*	226	2,759
Apogee Enterprises, Inc.	213	2,758
Accuride Corp.*	312	2,711
Astronics Corp.*	77	2,692
Quad Graphics Inc.	193	2,683
Federal Signal Corp.*	481	2,674
Mistras Group, Inc.*	109	2,596
Marten Transport Ltd.	116	2,560
Wesco Aircraft Holdings, Inc.*	158	2,560
Columbus McKinnon Corp.*	153	2,492
Celadon Group, Inc.	158	2,457
Standard Parking Corp.*	118	2,419
Air Transport Services Group, Inc.*	416	2,409
Spirit Airlines, Inc.*	119	2,388
InnerWorkings, Inc.*	195	2,272
Powell Industries, Inc.*	65	2,226
FreightCar America, Inc.	96	2,159
Kadant, Inc.*	90	2,144
Dolan Co.*	230	2,095
CRA International, Inc.*	83	2,093
Dynamic Materials Corp.	98	2,069
GP Strategies Corp.*	118	2,065
Multi-Color Corp.	91	2,048
Hawaiian Holdings, Inc.*	391	2,045
Saia, Inc.*	118	2,007
LB Foster Co. — Class A	69	1,967
PMFG, Inc.*	131	1,966
Aceto Corp.	204	1,936
Capstone Turbine Corp.*	1,892	1,930
Douglas Dynamics, Inc.	139	1,911
Houston Wire & Cable Co.	137	1,903
CBIZ, Inc.*	301	1,902
Furmanite Corp.*	288	1,849
Taser International, Inc.*	423	1,836
American Railcar Industries, Inc.*	78	1,834
CDI Corp.	101	1,811
Republic Airways Holdings, Inc.*	366	1,808
Ameresco, Inc. — Class A*	133	1,802
Graham Corp.	80	1,751
Pacer International, Inc.*	273	1,725
Odyssey Marine Exploration, Inc.*	556	1,724
NCI Building Systems, Inc.*	148	1,703
Kimball International, Inc. — Class B	243	1,679
Thermon Group Holdings, Inc.*	82	1,677
Insteel Industries, Inc.	137	1,665
Quality Distribution, Inc.*	119	1,640
CAI International, Inc.*	90	1,636
Swisher Hygiene, Inc.*	654	1,609
Twin Disc, Inc.	61	1,591
Alamo Group, Inc.	51	1,533
American Reprographics Co.*	281	1,515
Orion Marine Group, Inc.*	208	1,504
Michael Baker Corp.*	62	1,479
Builders FirstSource, Inc.*	346	1,464
Flow International Corp.*	363	1,459

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Industrials — 11.6% (continued)
Genco Shipping & Trading Ltd.*	229	$1,457
Miller Industries, Inc.	86	1,455
FuelCell Energy, Inc.*	917	1,440
Cenveo, Inc.*	423	1,430
Northwest Pipe Co.*	67	1,423
SeaCube Container Leasing Ltd.	82	1,410
American Superconductor Corp.*	341	1,405
Kratos Defense & Security Solutions, Inc.*	257	1,372
Hudson Highland Group, Inc.*	255	1,372
Lydall, Inc.*	132	1,345
Metalico, Inc.*	310	1,324
American Woodmark Corp.	73	1,314
EnerNOC, Inc.*	180	1,296
Hurco Companies, Inc.*	45	1,271
RPX Corp.*	74	1,255
Barrett Business Services, Inc.	63	1,249
Ampco-Pittsburgh Corp.	62	1,248
Sterling Construction Company, Inc.*	128	1,248
Park-Ohio Holdings Corp.*	62	1,243
LMI Aerospace, Inc.*	68	1,238
Casella Waste Systems, Inc. — Class A*	192	1,196
Roadrunner Transportation Systems, Inc.*	68	1,180
Vicor Corp.	147	1,176
TMS International Corp. — Class A*	97	1,174
Met-Pro Corp.	110	1,162
Patriot Transportation Holding, Inc.*	49	1,141
KEYW Holding Corp.*	146	1,132
Preformed Line Products Co.	17	1,114
Zipcar, Inc.*	75	1,111
LSI Industries, Inc.	149	1,092
Schawk, Inc. — Class A	87	1,088
Pike Electric Corp.*	127	1,045
NN, Inc.*	126	1,028
Franklin Covey Co.*	107	1,007
International Shipholding Corp.	43	993
Argan, Inc.	61	978
Intersections, Inc.	74	946
Eagle Bulk Shipping, Inc.*	481	933
Ducommun, Inc.*	78	928
Courier Corp.	77	893
PowerSecure International, Inc.*	146	885
AT Cross Co. — Class A*	72	867
Chase Corp.	54	851
VSE Corp.	34	844
TRC Companies, Inc.*	137	837
Energy Recovery, Inc.*	356	819
A123 Systems, Inc.*	679	760
Fuel Tech, Inc.*	139	759
Hill International, Inc.*	191	751
Heritage-Crystal Clean, Inc.*	36	718
Excel Maritime Carriers Ltd. — Class A*	352	704
Universal Truckload Services, Inc.	41	617
Coleman Cable, Inc.*	61	593

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Industrials — 11.6% (continued)
Tecumseh Products Co. — Class A*	138	$555
Xerium Technologies, Inc.*	86	555
Baltic Trading Ltd.	123	510
Essex Rental Corp.*	132	504
Broadwind Energy, Inc.*	1,069	503
Lawson Products, Inc.	32	484
Active Power, Inc.*	607	474
Valence Technology, Inc.*	555	449
School Specialty, Inc.*	124	439
Ultrapetrol Bahamas Ltd.*	163	326
Microvision, Inc.*	113	308
UniTek Global Services, Inc.*	87	293
Satcon Technology Corp.*	692	249
Omega Flex, Inc.*	17	216
Covenant Transportation Group, Inc. — Class A*	61	195
Compx International, Inc.	10	139

Total Industrials		1,475,958

Consumer Discretionary — 10.1%
Ascena Retail Group, Inc.*	479	21,229
Sotheby’s	522	20,534
Carter’s, Inc.*	376	18,713
Warnaco Group, Inc.*	311	18,162
Brunswick Corp.	681	17,535
Dana Holding Corp.	1,127	17,468
Tenneco, Inc.*	462	17,162
Rent-A-Center, Inc. — Class A	451	17,024
Life Time Fitness, Inc.*	323	16,334
Domino’s Pizza, Inc.	443	16,081
Cinemark Holdings, Inc.	714	15,673
Coinstar, Inc.*	243	15,443
Men’s Wearhouse, Inc.	394	15,275
Six Flags Entertainment Corp.	317	14,826
Crocs, Inc.*	679	14,205
Wolverine World Wide, Inc.	378	14,054
Select Comfort Corp.*	431	13,959
Pool Corp.	366	13,696
Pier 1 Imports, Inc.*	749	13,617
Aeropostale, Inc.*	621	13,426
Cheesecake Factory, Inc.*	442	12,990
Genesco, Inc.*	180	12,897
Cabela’s, Inc.*	334	12,743
Buffalo Wild Wings, Inc.*	139	12,606
Steven Madden Ltd.*	286	12,227
Vail Resorts, Inc.	277	11,980
ANN, Inc.*	404	11,571
HSN, Inc.	302	11,485
Hibbett Sports, Inc.*	207	11,292
Hillenbrand, Inc.	482	11,062
Jos A. Bank Clothiers, Inc.*	212	10,687
Express, Inc.*	424	10,592
Saks, Inc.*	881	10,229
Live Nation Entertainment, Inc.*	1,088	10,227
Children’s Place Retail Stores, Inc.*	197	10,179
Cracker Barrel Old Country Store, Inc.	181	10,100
Group 1 Automotive, Inc.	178	9,998
Monro Muffler Brake, Inc.	239	9,916

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Discretionary — 10.1% (continued)
Buckle, Inc.	206	$9,867
Iconix Brand Group, Inc.*	561	9,750
Liz Claiborne, Inc.*	728	9,726
Collective Brands, Inc.*	478	9,397
BJ's Restaurants, Inc.*	182	9,164
Meredith Corp.	275	8,927
Bob Evans Farms, Inc.	235	8,864
Gaylord Entertainment Co.*	276	8,500
Finish Line, Inc. — Class A	400	8,488
Strayer Education, Inc.	90	8,485
Penske Automotive Group, Inc.	341	8,399
Vitamin Shoppe, Inc.*	188	8,311
Regis Corp.	442	8,146
Texas Roadhouse, Inc. — Class A	487	8,104
Jack in the Box, Inc.*	338	8,102
Helen of Troy Ltd.*	238	8,094
Valassis Communications, Inc.*	344	7,912
Arbitron, Inc.	213	7,876
Jones Group, Inc.	618	7,762
Orient-Express Hotels Ltd. — Class A*	729	7,436
Shuffle Master, Inc.*	419	7,374
Office Depot, Inc.*	2,132	7,355
MDC Holdings, Inc.	284	7,325
Scholastic Corp.	207	7,303
Cooper Tire & Rubber Co.	478	7,275
Matthews International Corp. — Class A	229	7,246
Peet’s Coffee & Tea, Inc.*	98	7,223
Shutterfly, Inc.*	230	7,205
Sturm Ruger & Company, Inc.	146	7,169
New York Times Co. — Class A*	1,055	7,163
PF Chang’s China Bistro, Inc.	166	6,560
Ryland Group, Inc.	340	6,555
National CineMedia, Inc.	423	6,472
International Speedway Corp. — Class A	225	6,244
GNC Holdings, Inc. — Class A	177	6,176
Asbury Automotive Group, Inc.*	225	6,075
American Axle & Manufacturing Holdings, Inc.*	518	6,066
Zumiez, Inc.*	167	6,030
PEP Boys-Manny Moe & Jack	403	6,013
Cato Corp. — Class A	217	5,998
La-Z-Boy, Inc.*	399	5,968
Meritor, Inc.*	728	5,875
Meritage Homes Corp.*	214	5,791
Steiner Leisure Ltd.*	118	5,762
DineEquity, Inc.*	116	5,754
CEC Entertainment, Inc.	149	5,649
Sonic Automotive, Inc. — Class A	310	5,552
True Religion Apparel, Inc.*	200	5,480
Pinnacle Entertainment, Inc.*	476	5,479
Interval Leisure Group, Inc.	310	5,394
Papa John’s International, Inc.*	143	5,385
Charming Shoppes, Inc.*	894	5,275
Scientific Games Corp. — Class A*	452	5,270
Churchill Downs, Inc.	94	5,255

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Discretionary — 10.1% (continued)
American Public Education, Inc.*	138	$5,244
KB Home	588	5,233
Oxford Industries, Inc.	101	5,133
Belo Corp. — Class A	712	5,106
Ascent Capital Group, Inc. — Class A*	107	5,060
iRobot Corp.*	183	4,989
Lions Gate Entertainment Corp.*	347	4,830
Ethan Allen Interiors, Inc.	186	4,710
Ameristar Casinos, Inc.	249	4,639
K12, Inc.*	196	4,631
Ruby Tuesday, Inc.*	500	4,565
American Greetings Corp. — Class A	292	4,479
Vera Bradley, Inc.*	148	4,468
Lumber Liquidators Holdings, Inc.*	174	4,369
Lithia Motors, Inc. — Class A	166	4,349
Dorman Products, Inc.*	85	4,301
Sinclair Broadcast Group, Inc. — Class A	385	4,258
Columbia Sportswear Co.	89	4,223
Fred’s, Inc. — Class A	288	4,207
Knology, Inc.*	231	4,204
Drew Industries, Inc.*	150	4,097
Maidenform Brands, Inc.*	179	4,029
Quiksilver, Inc.*	994	4,016
Grand Canyon Education, Inc.*	222	3,943
Capella Education Co.*	109	3,919
Stage Stores, Inc.	238	3,865
Arctic Cat, Inc.*	89	3,812
OfficeMax, Inc.*	659	3,769
Jakks Pacific, Inc.	214	3,734
Core-Mark Holding Company, Inc.	91	3,726
Skechers U.S.A., Inc. — Class A*	292	3,714
Stewart Enterprises, Inc. — Class A	610	3,703
Red Robin Gourmet Burgers, Inc.*	98	3,645
Standard Pacific Corp.*	817	3,644
G-III Apparel Group Ltd.*	128	3,638
Sonic Corp.*	471	3,617
Smith & Wesson Holding Corp.*	462	3,581
Superior Industries International, Inc.	178	3,478
Rue21, Inc.*	117	3,433
Bridgepoint Education, Inc.*	136	3,366
Callaway Golf Co.	497	3,360
Boyd Gaming Corp.*	423	3,316
AFC Enterprises, Inc.*	194	3,290
Krispy Kreme Doughnuts, Inc.*	450	3,285
Hot Topic, Inc.	321	3,258
Biglari Holdings, Inc.*	8	3,223
Fuel Systems Solutions, Inc.*	123	3,218
Movado Group, Inc.	131	3,216
Modine Manufacturing Co.*	362	3,196
Denny’s Corp.*	758	3,062
Harte-Hanks, Inc.	337	3,050
Blue Nile, Inc.*	90	2,968
Brown Shoe Company, Inc.	321	2,963
Barnes & Noble, Inc.*	221	2,928

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Discretionary — 10.1% (continued)
Bravo Brio Restaurant Group, Inc.*	144	$2,874
Amerigon, Inc.*	172	2,783
Bebe Stores, Inc.	299	2,760
America’s Car-Mart, Inc.*	62	2,727
Blyth, Inc.	36	2,694
National Presto Industries, Inc.	35	2,655
Leapfrog Enterprises, Inc. — Class A*	314	2,625
Standard Motor Products, Inc.	147	2,608
Cost Plus, Inc.*	144	2,578
Body Central Corp.*	87	2,525
Corinthian Colleges, Inc.*	594	2,459
Wet Seal, Inc. — Class A*	691	2,384
EW Scripps Co. — Class A*	240	2,369
Multimedia Games Holding Company, Inc.*	212	2,324
Francesca’s Holdings Corp.*	73	2,308
NutriSystem, Inc.	205	2,302
Cavco Industries, Inc.*	49	2,282
Universal Electronics, Inc.*	113	2,258
Winnebago Industries, Inc.*	228	2,234
Shoe Carnival, Inc.*	67	2,159
MDC Partners, Inc. — Class A	191	2,124
Fisher Communications, Inc.*	69	2,120
Universal Technical Institute, Inc.	159	2,097
Stoneridge, Inc.*	208	2,057
Kirkland’s, Inc.*	127	2,055
Ruth’s Hospitality Group, Inc.*	269	2,042
Central European Media Enterprises Ltd. — Class A*	283	2,009
Town Sports International Holdings, Inc.*	154	1,945
Marcus Corp.	154	1,933
PetMed Express, Inc.	155	1,919
Libbey, Inc.*	148	1,915
Beazer Homes USA, Inc.*	585	1,901
World Wrestling Entertainment, Inc. — Class A	214	1,898
VOXX International Corp. — Class A*	138	1,871
Exide Technologies*	590	1,847
Journal Communications, Inc. — Class A*	327	1,841
M/I Homes, Inc.*	147	1,817
Caribou Coffee Company, Inc.*	96	1,789
Perry Ellis International, Inc.*	92	1,718
Speedway Motorsports, Inc.	91	1,700
Conn’s, Inc.*	108	1,658
Rentrak Corp.*	73	1,657
Talbots, Inc.*	534	1,618
Haverty Furniture Companies, Inc.	141	1,565
Destination Maternity Corp.	83	1,541
hhgregg, Inc.*	133	1,514
Benihana, Inc. — Class A	115	1,501
Systemax, Inc.*	88	1,484
REX American Resources Corp.*	48	1,474
Carrols Restaurant Group, Inc.*	96	1,464
MarineMax, Inc.*	174	1,432
O'Charleys, Inc.*	142	1,397

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Discretionary — 10.1% (continued)
Mac-Gray Corp.	92	$1,392
Stein Mart, Inc.*	208	1,373
Spartan Motors, Inc.	259	1,370
West Marine, Inc.*	114	1,366
Lincoln Educational Services Corp.	170	1,345
Citi Trends, Inc.*	117	1,341
Weyco Group, Inc.	56	1,327
Big 5 Sporting Goods Corp.	166	1,301
Steinway Musical Instruments, Inc.*	52	1,300
McClatchy Co. — Class A*	447	1,292
Tuesday Morning Corp.*	331	1,271
Entercom Communications Corp. — Class A*	185	1,201
Mattress Firm Holding Corp.*	31	1,175
Hovnanian Enterprises, Inc. — Class A*	474	1,161
Skullcandy, Inc.*	72	1,140
CSS Industries, Inc.	58	1,129
Teavana Holdings, Inc.*	55	1,085
Casual Male Retail Group, Inc.*	321	1,079
Isle of Capri Casinos, Inc.*	152	1,073
Jamba, Inc.*	507	1,049
Saga Communications, Inc. — Class A*	29	1,038
Unifi, Inc.*	107	1,034
Cumulus Media, Inc. — Class A*	290	1,012
Gordmans Stores, Inc.*	45	989
LIN TV Corp. — Class A*	226	915
Red Lion Hotels Corp.*	109	895
Motorcar Parts of America, Inc.*	93	895
Luby’s, Inc.*	146	886
Kenneth Cole Productions, Inc. — Class A*	55	886
Bon-Ton Stores, Inc.	93	859
Morgans Hotel Group Co.*	171	846
RG Barry Corp.	69	842
Delta Apparel, Inc.*	51	838
K-Swiss, Inc. — Class A*	203	832
Martha Stewart Living Omnimedia — Class A	214	815
Winmark Corp.	14	811
Outdoor Channel Holdings, Inc.	107	782
Sealy Corp.*	383	774
New York & Company, Inc.*	206	768
Lifetime Brands, Inc.	68	764
Zale Corp.*	245	757
Cherokee, Inc.	66	752
Nexstar Broadcasting Group, Inc. — Class A*	87	723
Gray Television, Inc.*	378	714
Black Diamond, Inc.*	77	713
Ambassadors Group, Inc.	133	712
AH Belo Corp. — Class A	142	694
Monarch Casino & Resort, Inc.*	66	680
Entravision Communications Corp. — Class A	382	653
Valuevision Media, Inc. — Class A*	312	646
Tower International, Inc.*	53	646

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Discretionary — 10.1% (continued)
Coldwater Creek, Inc.*	551	$639
Pacific Sunwear of California, Inc.*	363	639
Johnson Outdoors, Inc. — Class A*	33	630
Einstein Noah Restaurant Group, Inc.	42	627
Build-A-Bear Workshop, Inc. — Class A*	119	625
1-800-Flowers.com, Inc. — Class A*	201	609
Summer Infant, Inc.*	100	600
ReachLocal, Inc.*	82	585
Global Sources Ltd.*	91	561
Furniture Brands International, Inc.*	320	538
Christopher & Banks Corp.	277	515
Geeknet, Inc.*	34	492
Orbitz Worldwide, Inc.*	157	479
Overstock.com, Inc.*	91	477
Marine Products Corp.	76	452
Crown Media Holdings, Inc. — Class A*	270	429
Shiloh Industries, Inc.	43	410
US Auto Parts Network, Inc.*	113	408
National American University Holdings, Inc.	63	397
Skyline Corp.	49	375
Cambium Learning Group, Inc.*	129	342
Value Line, Inc.	11	135
Digital Domain Media Group, Inc.*	20	114
Dial Global, Inc.*	37	86

Total Consumer Discretionary		1,291,199

Health Care — 9.1%
WellCare Health Plans, Inc.*	328	23,577
Salix Pharmaceuticals Ltd.*	446	23,414
HMS Holdings Corp.*	649	20,256
Cubist Pharmaceuticals, Inc.*	463	20,024
athenahealth, Inc.*	267	19,790
Cepheid, Inc.*	461	19,283
Centene Corp.*	386	18,902
Onyx Pharmaceuticals, Inc.*	484	18,237
Medivation, Inc.*	241	18,008
Medicis Pharmaceutical Corp. — Class A	474	17,817
Viropharma, Inc.*	545	16,387
Questcor Pharmaceuticals, Inc.*	410	15,424
Zoll Medical Corp.*	166	15,376
Vivus, Inc.*	680	15,205
Seattle Genetics, Inc.*	745	15,183
HealthSouth Corp.*	734	15,032
Owens & Minor, Inc.	492	14,962
Ariad Pharmaceuticals, Inc.*	911	14,530
STERIS Corp.	459	14,514
Alkermes plc*	733	13,597
Haemonetics Corp.*	195	13,587
Incyte Corporation Ltd.*	679	13,105
Quality Systems, Inc.	299	13,075
Align Technology, Inc.*	468	12,893
Impax Laboratories, Inc.*	499	12,265

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Health Care — 9.1% (continued)
PAREXEL International Corp.*	448	$12,084
Volcano Corp.*	397	11,255
West Pharmaceutical Services, Inc.	254	10,803
Magellan Health Services, Inc.*	221	10,787
Par Pharmaceutical Companies, Inc.*	273	10,573
MAKO Surgical Corp.*	246	10,369
Theravance, Inc.*	526	10,257
PSS World Medical, Inc.*	394	9,984
Pharmacyclics, Inc.*	354	9,827
Chemed Corp.	155	9,715
Masimo Corp.*	405	9,469
MWI Veterinary Supply, Inc.*	96	8,448
Immunogen, Inc.*	582	8,375
Cyberonics, Inc.*	219	8,350
Jazz Pharmaceuticals plc*	172	8,337
Medicines Co.*	411	8,249
Acorda Therapeutics, Inc.*	304	8,071
Halozyme Therapeutics, Inc.*	610	7,784
Air Methods Corp.*	89	7,765
Molina Healthcare, Inc.*	215	7,230
Nektar Therapeutics*	878	6,954
Insulet Corp.*	357	6,833
Amsurg Corp. — Class A*	244	6,827
Neogen Corp.*	174	6,798
Auxilium Pharmaceuticals, Inc.*	366	6,797
PDL BioPharma, Inc.	1,068	6,782
Isis Pharmaceuticals, Inc.*	770	6,753
Analogic Corp.	99	6,686
Luminex Corp.*	286	6,678
NxStage Medical, Inc.*	345	6,648
CONMED Corp.	220	6,571
HeartWare International, Inc.*	96	6,306
Accretive Health, Inc.*	307	6,131
InterMune, Inc.*	417	6,117
Meridian Bioscience, Inc.	315	6,105
Wright Medical Group, Inc.*	305	5,893
Dynavax Technologies Corp.*	1,127	5,703
Hanger Orthopedic Group, Inc.*	256	5,596
Arthrocare Corp.*	208	5,585
Endologix, Inc.*	380	5,567
NuVasive, Inc.*	323	5,439
Spectrum Pharmaceuticals, Inc.*	428	5,406
DexCom, Inc.*	516	5,382
ABIOMED, Inc.*	242	5,370
Momenta Pharmaceuticals, Inc.*	349	5,347
Integra LifeSciences Holdings Corp.*	150	5,204
Orthofix International N.V.*	137	5,148
Abaxis, Inc.*	176	5,127
Ironwood Pharmaceuticals, Inc. — Class A*	380	5,058
Akorn, Inc.*	429	5,019
Optimer Pharmaceuticals, Inc.*	360	5,004
Computer Programs & Systems, Inc.	87	4,917
MedAssets, Inc.*	363	4,777

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Health Care — 9.1% (continued)
Exact Sciences Corp.*	424	$4,732
Exelixis, Inc.*	909	4,709
IPC The Hospitalist Company, Inc.*	127	4,688
NPS Pharmaceuticals, Inc.*	663	4,535
Idenix Pharmaceuticals, Inc.*	455	4,454
ICU Medical, Inc.*	90	4,424
Medidata Solutions, Inc.*	165	4,396
Greatbatch, Inc.*	179	4,389
Bio-Reference Labs, Inc.*	185	4,349
Rigel Pharmaceuticals, Inc.*	528	4,250
Team Health Holdings, Inc.*	206	4,235
Emeritus Corp.*	238	4,203
OraSure Technologies, Inc.*	355	4,079
Quidel Corp.*	221	4,060
Genomic Health, Inc.*	132	4,041
Merit Medical Systems, Inc.*	325	4,037
Opko Health, Inc.*	835	3,950
Landauer, Inc.	72	3,817
Cantel Medical Corp.	152	3,814
Omnicell, Inc.*	250	3,803
Accuray, Inc.*	527	3,721
Invacare Corp.	222	3,679
National Healthcare Corp.	78	3,554
Triple-S Management Corp. — Class B*	152	3,511
Achillion Pharmaceuticals, Inc.*	365	3,497
Kindred Healthcare, Inc.*	404	3,491
Arena Pharmaceuticals, Inc.*	1,121	3,441
Ensign Group, Inc.	126	3,422
Conceptus, Inc.*	235	3,379
Amedisys, Inc.*	229	3,311
Affymax, Inc.*	271	3,182
AVANIR Pharmaceuticals, Inc. — Class A*	929	3,177
Emergent Biosolutions, Inc.*	192	3,072
Metropolitan Health Networks, Inc.*	326	3,055
AVEO Pharmaceuticals, Inc.*	243	3,016
Staar Surgical Co.*	278	3,011
HealthStream, Inc.*	128	2,968
eResearchTechnology, Inc.*	379	2,964
Sequenom, Inc.*	704	2,865
Arqule, Inc.*	408	2,860
Curis, Inc.*	588	2,834
PharMerica Corp.*	226	2,809
Sunrise Senior Living, Inc.*	441	2,787
Hi-Tech Pharmacal Company, Inc.*	77	2,767
Neurocrine Biosciences, Inc.*	347	2,766
MModal, Inc.*	258	2,722
Alnylam Pharmaceuticals, Inc.*	245	2,712
Universal American Corp.	251	2,706
Natus Medical, Inc.*	226	2,696
Spectranetics Corp.*	258	2,683
Select Medical Holdings Corp.*	346	2,661
Keryx Biopharmaceuticals, Inc.*	530	2,639
ExamWorks Group, Inc.*	208	2,583
Depomed, Inc.*	412	2,579
AMAG Pharmaceuticals, Inc.*	160	2,549

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Health Care — 9.1% (continued)
Assisted Living Concepts, Inc. — Class A	151	$2,508
MAP Pharmaceuticals, Inc.*	171	2,456
Merge Healthcare, Inc.*	418	2,445
Raptor Pharmaceutical Corp.*	359	2,427
Navidea Biopharmaceuticals, Inc.*	730	2,394
Santarus, Inc.*	407	2,381
AngioDynamics, Inc.*	193	2,364
Ligand Pharmaceuticals, Inc. — Class B*	148	2,361
Lexicon Pharmaceuticals, Inc.*	1,264	2,351
LHC Group, Inc.*	126	2,335
Affymetrix, Inc.*	541	2,310
Vanguard Health Systems, Inc.*	233	2,297
ZIOPHARM Oncology, Inc.*	420	2,268
Progenics Pharmaceuticals, Inc.*	227	2,247
ISTA Pharmaceuticals, Inc.*	249	2,243
Antares Pharma, Inc.*	673	2,174
US Physical Therapy, Inc.	92	2,121
BioScrip, Inc.*	311	2,112
Ardea Biosciences, Inc.*	97	2,111
Atrion Corp.	10	2,102
Gentiva Health Services, Inc.*	237	2,071
Tornier N.V.*	78	2,005
Corvel Corp.*	50	1,995
Symmetry Medical, Inc.*	279	1,973
Unilife Corp.*	484	1,965
Enzon Pharmaceuticals, Inc.*	287	1,963
Sangamo Biosciences, Inc.*	400	1,960
Obagi Medical Products, Inc.*	146	1,956
Capital Senior Living Corp.*	211	1,950
Healthways, Inc.*	261	1,921
IRIS International, Inc.*	142	1,918
Cell Therapeutics, Inc.*	1,445	1,879
Transcend Services, Inc.*	64	1,878
AMN Healthcare Services, Inc.*	305	1,848
Immunomedics, Inc.*	508	1,844
Kensey Nash Corp.	62	1,814
Furiex Pharmaceuticals, Inc.*	76	1,796
Infinity Pharmaceuticals, Inc.*	148	1,770
SurModics, Inc.*	113	1,737
Celldex Therapeutics, Inc.*	339	1,726
Almost Family, Inc.*	66	1,717
Vical, Inc.*	495	1,683
Geron Corp.*	994	1,680
Sciclone Pharmaceuticals, Inc.*	262	1,653
Clovis Oncology, Inc.*	63	1,603
AVI BioPharma, Inc.*	1,038	1,599
Providence Service Corp.*	103	1,598
Cambrex Corp.*	225	1,573
RTI Biologics, Inc.*	417	1,543
Cerus Corp.*	362	1,455
Solta Medical, Inc.*	467	1,415
Oncothyreon, Inc.*	320	1,395
Vascular Solutions, Inc.*	126	1,360
Palomar Medical Technologies, Inc.*	145	1,354
Cadence Pharmaceuticals, Inc.*	365	1,351
Young Innovations, Inc.	43	1,330

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Health Care — 9.1% (continued)
Sun Healthcare Group, Inc.*	193	$1,320
Cynosure, Inc. — Class A*	72	1,286
Maxygen, Inc.*	215	1,234
Corcept Therapeutics, Inc.*	314	1,234
XenoPort, Inc.*	269	1,211
Nymox Pharmaceutical Corp.*	150	1,206
Pozen, Inc.*	201	1,206
Savient Pharmaceuticals, Inc.*	545	1,188
Dyax Corp.*	760	1,186
Dusa Pharmaceuticals, Inc.*	189	1,183
Delcath Systems, Inc.*	374	1,174
Rockwell Medical Technologies, Inc.*	124	1,173
Skilled Healthcare Group, Inc. — Class A*	153	1,172
MannKind Corp.*	466	1,151
CryoLife, Inc.*	214	1,128
Array Biopharma, Inc.*	328	1,118
Synergetics USA, Inc.*	172	1,118
Five Star Quality Care, Inc.*	325	1,108
Targacept, Inc.*	216	1,106
BioCryst Pharmaceuticals, Inc.*	227	1,096
Cross Country Healthcare, Inc.*	216	1,082
Hansen Medical, Inc.*	359	1,077
AtriCure, Inc.*	107	1,065
Exactech, Inc.*	66	1,046
Cardiovascular Systems, Inc.*	113	1,045
Vanda Pharmaceuticals, Inc.*	217	1,039
Chelsea Therapeutics International Ltd.*	399	1,021
Pain Therapeutics, Inc.*	282	1,012
OncoGenex Pharmaceutical, Inc.*	75	997
Alphatec Holdings, Inc.*	414	981
Orexigen Therapeutics, Inc.*	238	976
Cytori Therapeutics, Inc.*	389	969
Novavax, Inc.*	742	935
Aegerion Pharmaceuticals, Inc.*	67	927
Medtox Scientific, Inc.*	54	910
SIGA Technologies, Inc.*	266	894
Allos Therapeutics, Inc.*	601	889
Pacific Biosciences of California, Inc.*	259	886
Biotime, Inc.*	194	856
Chindex International, Inc.*	90	855
Sagent Pharmaceuticals, Inc.*	47	840
Fluidigm Corp.*	51	802
Astex Pharmaceuticals*	430	800
Enzo Biochem, Inc.*	297	799
RadNet, Inc.*	238	757
Synta Pharmaceuticals Corp.*	170	740
Metabolix, Inc.*	259	733
Medical Action Industries, Inc.*	127	726
Sucampo Pharmaceuticals, Inc. — Class A*	97	723
Insmed, Inc.*	191	693
Harvard Bioscience, Inc.*	176	690
Zalicus, Inc.*	572	686
Codexis, Inc.*	186	679

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Health Care — 9.1% (continued)
Endocyte, Inc.*	135	$672
GTx, Inc.*	171	658
Amicus Therapeutics, Inc.*	122	644
Biolase Technology, Inc.*	232	629
Sunesis Pharmaceuticals, Inc.*	219	629
Osiris Therapeutics, Inc.*	122	625
Nabi Biopharmaceuticals*	333	619
Pacira Pharmaceuticals, Inc.*	53	612
Biospecifics Technologies Corp.*	37	585
Biosante Pharmaceuticals, Inc.*	840	571
CardioNet, Inc.*	183	564
Cleveland Biolabs, Inc.*	217	534
Lannett Company, Inc.*	127	530
KV Pharmaceutical Co. — Class A*	395	521
Ampio Pharmaceuticals, Inc.*	147	501
Durect Corp.*	621	497
PharmAthene, Inc.*	274	485
Uroplasty, Inc.*	157	473
Albany Molecular Research, Inc.*	172	464
Bacterin International Holdings, Inc.*	186	450
Anacor Pharmaceuticals, Inc.*	76	448
National Research Corp.	10	429
BG Medicine, Inc.*	59	414
Columbia Laboratories, Inc.*	564	400
Transcept Pharmaceuticals, Inc.*	36	379
Epocrates, Inc.*	44	378
BioMimetic Therapeutics, Inc.*	150	371
NewLink Genetics Corp.*	40	366
Cornerstone Therapeutics, Inc.*	61	364
Anthera Pharmaceuticals, Inc.*	164	362
Peregrine Pharmaceuticals, Inc.*	585	316
Acura Pharmaceuticals, Inc.*	88	304
Zogenix, Inc.*	150	300
Alimera Sciences, Inc.*	87	294
Alliance HealthCare Services, Inc.*	189	284
Zeltiq Aesthetics, Inc.*	42	259
Trius Therapeutics, Inc.*	46	246
Complete Genomics, Inc.*	82	231
DynaVox, Inc. — Class A*	73	225
Stereotaxis, Inc.*	341	222
Pernix Therapeutics Holdings*	24	216
Neostem, Inc.*	368	139
Horizon Pharma, Inc.*	30	124

Total Health Care		1,166,684

Energy — 4.6%
World Fuel Services Corp.	542	22,221
Energy XXI Bermuda Ltd.*	576	20,800
Rosetta Resources, Inc.*	412	20,090
Lufkin Industries, Inc.	239	19,276
Kodiak Oil & Gas Corp.*	1,891	18,834
Berry Petroleum Co. — Class A	399	18,805
CVR Energy, Inc.*	670	17,923
Dril-Quip, Inc.*	266	17,295
Key Energy Services, Inc.*	962	14,863
Helix Energy Solutions Group, Inc.*	813	14,471
Oasis Petroleum, Inc.*	459	14,151
Bristow Group, Inc.	278	13,269

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Energy — 4.6% (continued)
Golar LNG Ltd.	305	$11,606
Stone Energy Corp.*	380	10,864
Gulfport Energy Corp.*	347	10,105
Northern Oil and Gas, Inc.*	483	10,017
Swift Energy Co.*	328	9,522
Bill Barrett Corp.*	364	9,468
SemGroup Corp. — Class A*	321	9,355
Hornbeck Offshore Services, Inc.*	222	9,331
Carrizo Oil & Gas, Inc.*	297	8,393
Gulfmark Offshore, Inc. — Class A*	179	8,227
Clean Energy Fuels Corp.*	383	8,150
McMoRan Exploration Co.*	757	8,100
Western Refining, Inc.	409	7,697
Cloud Peak Energy, Inc.*	470	7,487
Approach Resources, Inc.*	195	7,205
Cheniere Energy, Inc.*	459	6,876
Petroleum Development Corp.*	183	6,787
ION Geophysical Corp.*	1,007	6,495
Exterran Holdings, Inc.*	491	6,476
Comstock Resources, Inc.*	362	5,730
Targa Resources Corp.	125	5,681
Newpark Resources, Inc.*	690	5,651
W&T Offshore, Inc.	265	5,586
Tetra Technologies, Inc.*	590	5,558
Contango Oil & Gas Co.*	94	5,538
Magnum Hunter Resources Corp.*	859	5,506
Nordic American Tankers Ltd.	346	5,494
Parker Drilling Co.*	896	5,348
Ship Finance International Ltd.	346	5,294
GeoResources, Inc.*	155	5,075
Apco Oil and Gas International, Inc.	67	4,567
Crosstex Energy, Inc.	311	4,398
Patriot Coal Corp.*	697	4,349
Pioneer Drilling Co.*	477	4,198
Hercules Offshore, Inc.*	883	4,177
Resolute Energy Corp.*	351	3,994
Vaalco Energy, Inc.*	397	3,752
Goodrich Petroleum Corp.*	196	3,728
Energy Partners Ltd.*	223	3,704
Clayton Williams Energy, Inc.*	46	3,654
Rentech, Inc.*	1,707	3,551
Endeavour International Corp.*	281	3,330
Gulf Island Fabrication, Inc.	113	3,308
Heckmann Corp.*	761	3,280
OYO Geospace Corp.*	31	3,265
Tesco Corp.*	228	3,235
Basic Energy Services, Inc.*	185	3,210
BPZ Resources, Inc.*	782	3,151
Frontline Ltd.	396	3,045
Matrix Service Co.*	206	2,886
Petroquest Energy, Inc.*	428	2,628
Overseas Shipholding Group, Inc.	207	2,614
Rex Energy Corp.*	239	2,553
ATP Oil & Gas Corp.*	338	2,484
Venoco, Inc.*	226	2,450
Cal Dive International, Inc.*	737	2,432
Knightsbridge Tankers Ltd.	166	2,387
Triangle Petroleum Corp.*	333	2,298

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Energy — 4.6% (continued)
Uranium Energy Corp.*	582	$2,270
PHI, Inc.*	97	2,246
FX Energy, Inc.*	404	2,198
Vantage Drilling Co.*	1,345	2,152
Dawson Geophysical Co.*	61	2,095
Mitcham Industries, Inc.*	88	1,976
Abraxas Petroleum Corp.*	630	1,966
Callon Petroleum Co.*	304	1,912
Harvest Natural Resources, Inc.*	258	1,827
Warren Resources, Inc.*	544	1,773
Teekay Tankers Ltd. — Class A	277	1,681
Delek US Holdings, Inc.	105	1,629
Panhandle Oil and Gas, Inc. — Class A	55	1,621
C&J Energy Services, Inc.*	89	1,583
Penn Virginia Corp.	347	1,579
Scorpio Tankers, Inc.*	222	1,567
Green Plains Renewable Energy, Inc.*	145	1,565
Global Geophysical Services, Inc.*	142	1,507
Hyperdynamics Corp.*	1,160	1,496
James River Coal Co.*	269	1,377
Gastar Exploration Ltd.*	451	1,348
Solazyme, Inc.*	87	1,273
Uranerz Energy Corp.*	493	1,242
Natural Gas Services Group, Inc.*	94	1,241
Evolution Petroleum Corp.*	124	1,153
Miller Energy Resources, Inc.*	234	987
Willbros Group, Inc.*	304	985
Ur-Energy, Inc.*	792	966
USEC, Inc.*	895	949
Voyager Oil & Gas, Inc.*	363	882
Westmoreland Coal Co.*	76	849
RigNet, Inc.*	47	824
KiOR, Inc. — Class A*	61	816
Alon USA Energy, Inc.	87	787
Crimson Exploration, Inc.*	172	714
Amyris, Inc.*	133	689
Houston American Energy Corp.*	127	663
Union Drilling, Inc.*	117	651
Syntroleum Corp.*	674	650
Uranium Resources, Inc.*	713	649
Zion Oil & Gas, Inc.*	237	626
GMX Resources, Inc.*	444	564
Isramco, Inc.*	6	524
DHT Holdings, Inc.	492	472
CAMAC Energy, Inc.*	446	446
L&L Energy, Inc.*	169	414
Gevo, Inc.*	42	386
Hallador Energy Co.	35	309
Geokinetics, Inc.*	84	148

Total Energy		585,475

Materials — 3.4%
Coeur d’Alene Mines Corp.*	684	16,238
Sensient Technologies Corp.	382	14,515
Olin Corp.	610	13,268
NewMarket Corp.	69	12,931
Chemtura Corp.*	744	12,633
HB Fuller Co.	376	12,344

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Materials — 3.4% (continued)
Eagle Materials, Inc.	343	$11,919
Stillwater Mining Co.*	863	10,908
Buckeye Technologies, Inc.	306	10,394
PolyOne Corp.	713	10,267
Hecla Mining Co.	2,142	9,896
Louisiana-Pacific Corp.*	1,013	9,472
Georgia Gulf Corp.*	258	8,998
Minerals Technologies, Inc.	137	8,961
Schweitzer-Mauduit International, Inc.	128	8,840
Innophos Holdings, Inc.	170	8,520
Thompson Creek Metals Company, Inc.*	1,172	7,923
Worthington Industries, Inc.	411	7,882
Globe Specialty Metals, Inc.	481	7,152
Balchem Corp.	226	6,837
Graphic Packaging Holding Co.*	1,223	6,751
Calgon Carbon Corp.*	431	6,728
OM Group, Inc.*	235	6,465
Kraton Performance Polymers, Inc.*	243	6,457
SunCoke Energy, Inc.*	449	6,380
A. Schulman, Inc.	235	6,350
Texas Industries, Inc.	178	6,232
Koppers Holdings, Inc.	156	6,015
KapStone Paper and Packaging Corp.*	304	5,989
Haynes International, Inc.	94	5,955
Clearwater Paper Corp.*	179	5,945
Kaiser Aluminum Corp.	125	5,907
Boise, Inc.	706	5,796
LSB Industries, Inc.*	145	5,643
Innospec, Inc.*	183	5,560
AMCOL International Corp.	188	5,544
RTI International Metals, Inc.*	235	5,419
PH Glatfelter Co.	338	5,334
Gold Resource Corp.	218	5,300
Stepan Co.	58	5,092
Deltic Timber Corp.	80	5,063
TPC Group, Inc.*	106	4,686
Flotek Industries, Inc.*	386	4,640
Materion Corp.*	153	4,396
Ferro Corp.*	662	3,932
Horsehead Holding Corp.*	338	3,850
American Vanguard Corp.	172	3,731
Golden Star Resources Ltd.*	1,987	3,696
Quaker Chemical Corp.	93	3,669
McEwen Mining, Inc.*	811	3,601
Wausau Paper Corp.	377	3,536
Neenah Paper, Inc.	118	3,509
Century Aluminum Co.*	395	3,508
Myers Industries, Inc.	232	3,422
Jaguar Mining, Inc.*	648	3,026
Zoltek Companies, Inc.*	212	2,400
Zep, Inc.	166	2,390
Hawkins, Inc.	64	2,381
Omnova Solutions, Inc.*	346	2,336
Universal Stainless & Alloy*	53	2,264

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Materials — 3.4% (continued)
Paramount Gold and Silver Corp.*	903	$2,041
Headwaters, Inc.*	467	1,952
Golden Minerals Co.*	216	1,821
Zagg, Inc.*	166	1,765
General Moly, Inc.*	516	1,729
Vista Gold Corp.*	545	1,711
Noranda Aluminum Holding Corp.	171	1,705
Olympic Steel, Inc.	68	1,632
AM Castle & Co.*	126	1,594
FutureFuel Corp.	141	1,548
Landec Corp.*	203	1,326
Metals USA Holdings Corp.*	85	1,225
Spartech Corp.*	236	1,152
STR Holdings, Inc.*	236	1,142
AEP Industries, Inc.*	32	1,114
KMG Chemicals, Inc.	57	1,029
United States Lime & Minerals, Inc.*	17	1,018
Midway Gold Corp.*	656	938
Senomyx, Inc.*	301	825
NL Industries, Inc.	54	805
Revett Minerals, Inc.*	191	798
Handy & Harman Ltd.*	47	679
US Energy Corp.*	188	594
Verso Paper Corp.*	118	222

Total Materials		429,161

Consumer Staples — 2.6%
Nu Skin Enterprises, Inc. — Class A	423	24,495
United Natural Foods, Inc.*	374	17,451
TreeHouse Foods, Inc.*	269	16,005
Casey's General Stores, Inc.	288	15,972
Darling International, Inc.*	894	15,573
Harris Teeter Supermarkets, Inc.*	375	15,038
Hain Celestial Group, Inc.*	276	12,091
Pricesmart, Inc.	142	10,339
Fresh Market, Inc.*	213	10,213
Lancaster Colony Corp.	147	9,770
Snyders-Lance, Inc.	362	9,358
Sanderson Farms, Inc.	173	9,174
B&G Foods, Inc. — Class A	364	8,194
Universal Corp.	175	8,154
Rite Aid Corp.*	4,529	7,880
Andersons, Inc.	142	6,914
Prestige Brands Holdings, Inc.*	389	6,800
Boston Beer Company, Inc. — Class A*	61	6,514
Vector Group Ltd.	366	6,486
Fresh Del Monte Produce, Inc.	282	6,441
Elizabeth Arden, Inc.*	181	6,331
J&J Snack Foods Corp.	115	6,033
WD-40 Co.	123	5,579
Spectrum Brands Holdings, Inc.*	126	4,405
Tootsie Roll Industries, Inc.	186	4,253
Cal-Maine Foods, Inc.	107	4,094
Diamond Foods, Inc.	172	3,925
Weis Markets, Inc.	81	3,532
Pilgrim’s Pride Corp.*	450	3,357
Spartan Stores, Inc.	177	3,207

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Consumer Staples — 2.6% (continued)
Central Garden and Pet Co. — Class A*	318	$3,062
Chiquita Brands International, Inc.*	347	3,050
Smart Balance, Inc.*	459	3,034
Central European Distribution Corp.*	558	2,852
Dole Food Company, Inc.*	274	2,735
Star Scientific, Inc.*	824	2,703
Nash Finch Co.	90	2,558
Alliance One International, Inc.*	674	2,541
Calavo Growers, Inc.	92	2,464
Pantry, Inc.*	179	2,329
Coca-Cola Bottling Company Consolidated	36	2,259
USANA Health Sciences, Inc.*	53	1,978
Inter Parfums, Inc.	126	1,977
Seneca Foods Corp. — Class A*	72	1,896
Chefs’ Warehouse, Inc.*	79	1,828
Medifast, Inc.*	104	1,816
Ingles Markets, Inc. — Class A	98	1,729
Susser Holdings Corp.*	67	1,720
Village Super Market, Inc. — Class A	53	1,674
Revlon, Inc. — Class A*	82	1,415
National Beverage Corp.*	82	1,315
Nature's Sunshine Products, Inc.*	82	1,314
Omega Protein Corp.*	154	1,172
Schiff Nutrition International, Inc.*	91	1,118
Limoneira Co.	64	1,081
Nutraceutical International Corp.*	67	976
Arden Group, Inc. — Class A	10	909
Synutra International, Inc.*	132	776
Female Health Co.	138	748
Oil-Dri Corporation of America	35	745
Craft Brew Alliance, Inc.*	83	636
Griffin Land & Nurseries, Inc.	24	634
Alico, Inc.	25	578
Farmer Brothers Co.*	50	545
MGP Ingredients, Inc.	88	473
Imperial Sugar Co.	91	427
Harbinger Group, Inc.*	69	357
Lifeway Foods, Inc.*	33	305
Primo Water Corp.*	114	222

Total Consumer Staples		327,529

Utilities — 2.4%
Cleco Corp.	470	18,635
Piedmont Natural Gas Company, Inc.	554	17,212
WGL Holdings, Inc.	397	16,158
IDACORP, Inc.	378	15,542
Southwest Gas Corp.	355	15,173
Portland General Electric Co.	575	14,364
New Jersey Resources Corp.	316	14,084
UIL Holdings Corp.	393	13,661
South Jersey Industries, Inc.	227	11,359
Avista Corp.	442	11,307
Atlantic Power Corp.	816	11,294
PNM Resources, Inc.	611	11,181

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Utilities — 2.4% (continued)
El Paso Electric Co.	320	$10,397
Black Hills Corp.	307	10,294
Allete, Inc.	247	10,248
Unisource Energy Corp.	279	10,203
NorthWestern Corp.	277	9,822
Northwest Natural Gas Co.	206	9,352
CH Energy Group, Inc.	121	8,074
MGE Energy, Inc.	175	7,768
Laclede Group, Inc.	175	6,829
Empire District Electric Co.	319	6,492
Otter Tail Corp.	277	6,011
California Water Service Group	319	5,808
American States Water Co.	141	5,096
Central Vermont Public Service Corp.	108	3,802
Chesapeake Utilities Corp.	73	3,002
Ormat Technologies, Inc.	139	2,801
SJW Corp.	106	2,557
Middlesex Water Co.	118	2,229
Unitil Corp.	83	2,227
Connecticut Water Service, Inc.	69	1,952
York Water Co.	96	1,661
Genie Energy Ltd. — Class B	107	1,035
Artesian Resources Corp. — Class A	52	977
Consolidated Water Company Ltd.	110	870
Cadiz, Inc.*	93	856
Dynegy, Inc. — Class A*	790	442

Total Utilities		300,775

Telecommunication Services — 0.6%
AboveNet, Inc.*	174	14,408
Cogent Communications Group, Inc.*	349	6,660
Cincinnati Bell, Inc.*	1,527	6,138
Leap Wireless International, Inc.*	472	4,121
Consolidated Communications Holdings, Inc.	198	3,887
Premiere Global Services, Inc.*	404	3,652
Pendrell Corp.*	1,159	3,025
Iridium Communications, Inc.*	340	2,978
Neutral Tandem, Inc.*	238	2,901
General Communication, Inc. — Class A*	316	2,756
Atlantic Tele-Network, Inc.	71	2,582
SureWest Communications	107	2,413
NTELOS Holdings Corp.	116	2,401
Vonage Holdings Corp.*	1,062	2,347
USA Mobility, Inc.	167	2,326
Shenandoah Telecommunications Co.	183	2,040
8x8, Inc.*	478	2,008
Cbeyond, Inc.*	212	1,696
Towerstream Corp.*	324	1,539
inContact, Inc.*	235	1,311
Lumos Networks Corp.	116	1,248
Alaska Communications Systems Group, Inc.	350	1,078
ORBCOMM, Inc.*	266	1,024
HickoryTech Corp.	99	1,024

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 72.5% (continued)
Telecommunication Services — 0.6% (continued)
IDT Corp. — Class B	107	$999
Fairpoint Communications, Inc.*	165	620
Globalstar, Inc.*	779	545
Boingo Wireless, Inc.*	41	496

Total Telecommunication Services		78,223

Total Common Stocks (Cost $8,201,369)		9,265,293

WARRANTS†† — 0.0%
Magnum Hunter Resources Corp. $10.50, 08/16/13	13	—

Total Warrants (Cost $—)		—

RIGHTS†† — 0.0%
DHT Holdings, Inc. Expires 05/01/12*	492	128

Total Rights (Cost $102)		128

	Face
	Amount
REPURCHASE AGREEMENTS††,2 — 33.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[3]	$2,365,040	2,365,040
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	970,001	970,001
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	970,001	970,001

Total Repurchase Agreements (Cost $4,305,042)		4,305,042

Total Investments — 106.2% (Cost $12,506,513)		$13,570,463

Other Assets & Liabilities, net — (6.2)%		(796,220)

Total Net Assets — 100.0%		$12,774,243

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $578,900)	7	$10,008

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2012 Russell 2000 Index Swap, Terminating 04/30/12[4] (Notional Value $255,920)	308	$(584)
Goldman Sachs International April 2012 Russell 2000 Index Swap, Terminating 04/27/12[4] (Notional Value $370,483)	446	(6,888)
Credit Suisse Capital, LLC April 2012 Russell 2000 Index Swap, Terminating 04/30/12[4] (Notional Value $5,876,464)	7,078	(13,462)
Morgan Stanley Capital Services, Inc. April 2012 Russell 2000 Index Swap, Terminating 04/30/12[4] (Notional Value $2,915,296)	3,511	(32,501)

(Total Notional Value $9,418,163)		$(53,435)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security is segregated as collateral for short positions.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2%
Financials — 8.1%
American Campus Communities, Inc.	102	$4,560
ProAssurance Corp.	51	4,493
BioMed Realty Trust, Inc.	235	4,461
National Retail Properties, Inc.	162	4,404
Home Properties, Inc.	72	4,393
SVB Financial Group*	68	4,374
Hancock Holding Co.	121	4,296
CBL & Associates Properties, Inc.	227	4,295
Kilroy Realty Corp.	90	4,196
Signature Bank*	66	4,160
Extra Space Storage, Inc.	144	4,145
Mid-America Apartment Communities, Inc.	61	4,089
MFA Financial, Inc.	533	3,982
Tanger Factory Outlet Centers	129	3,835
Highwoods Properties, Inc.	110	3,665
LaSalle Hotel Properties	129	3,630
Equity Lifestyle Properties, Inc.	51	3,557
Prosperity Bancshares, Inc.	75	3,434
Entertainment Properties Trust	74	3,432
Post Properties, Inc.	73	3,421
Delphi Financial Group, Inc. — Class A	76	3,403
Stifel Financial Corp.*	86	3,253
Omega Healthcare Investors, Inc.	153	3,253
Hatteras Financial Corp.	116	3,236
Invesco Mortgage Capital, Inc.	179	3,159
Alterra Capital Holdings Ltd.	137	3,148
Washington Real Estate Investment Trust	99	2,939
Starwood Property Trust, Inc.	139	2,922
FirstMerit Corp.	166	2,799
Colonial Properties Trust	127	2,760
Healthcare Realty Trust, Inc.	121	2,662
CNO Financial Group, Inc.*	334	2,599
DiamondRock Hospitality Co.	252	2,593
Webster Financial Corp.	113	2,562
First American Financial Corp.	154	2,560
FNB Corp.	205	2,476
Iberiabank Corp.	46	2,460
Ezcorp, Inc. — Class A*	74	2,401
Umpqua Holdings Corp.	177	2,400
Susquehanna Bancshares, Inc.	236	2,332
Trustmark Corp.	93	2,323
Portfolio Recovery Associates, Inc.*	31	2,223
Westamerica Bancorporation	46	2,208
Ocwen Financial Corp.*	141	2,203
DCT Industrial Trust, Inc.	369	2,177
Cathay General Bancorp	123	2,177
CubeSmart	181	2,154
Platinum Underwriters Holdings Ltd.	59	2,154
Apollo Investment Corp.	300	2,150
United Bankshares, Inc.	74	2,136
DuPont Fabros Technology, Inc.	87	2,127
Two Harbors Investment Corp.	209	2,119

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
EastGroup Properties, Inc.	42	$2,109
Cash America International, Inc.	44	2,109
First Cash Financial Services, Inc.*	49	2,102
Northwest Bancshares, Inc.	165	2,095
RLI Corp.	29	2,078
Texas Capital Bancshares, Inc.*	60	2,077
PS Business Parks, Inc.	31	2,032
Potlatch Corp.	64	2,006
UMB Financial Corp.	44	1,968
Knight Capital Group, Inc. — Class A*	152	1,956
Old National Bancorp	146	1,918
Sovran Self Storage, Inc.	38	1,894
National Health Investors, Inc.	38	1,854
Pebblebrook Hotel Trust	82	1,852
Prospect Capital Corp.	168	1,844
International Bancshares Corp.	86	1,819
MarketAxess Holdings, Inc.	48	1,790
Sunstone Hotel Investors, Inc.*	183	1,782
Montpelier Re Holdings Ltd.	92	1,777
BancorpSouth, Inc.	131	1,765
Strategic Hotels & Resorts, Inc.*	268	1,763
First Financial Bankshares, Inc.	50	1,761
Equity One, Inc.	87	1,759
Cardtronics, Inc.*	67	1,759
Wintrust Financial Corp.	49	1,754
Capstead Mortgage Corp.	132	1,731
Community Bank System, Inc.	60	1,727
MB Financial, Inc.	82	1,721
World Acceptance Corp.*	28	1,715
National Penn Bancshares, Inc.	190	1,682
Glimcher Realty Trust	164	1,676
Glacier Bancorp, Inc.	111	1,658
Medical Properties Trust, Inc.	177	1,643
Lexington Realty Trust	179	1,609
CYS Investments, Inc.	122	1,597
Alexander’s, Inc.	4	1,576
First Industrial Realty Trust, Inc.*	127	1,568
First Financial Bancorp	90	1,557
CVB Financial Corp.	130	1,526
Education Realty Trust, Inc.	137	1,485
Sun Communities, Inc.	34	1,473
LTC Properties, Inc.	46	1,472
Acadia Realty Trust	64	1,443
MGIC Investment Corp.*	284	1,408
First Midwest Bancorp, Inc.	115	1,378
PHH Corp.*	89	1,377
Bank of the Ozarks, Inc.	44	1,375
Selective Insurance Group, Inc.	78	1,374
Tower Group, Inc.	61	1,368
PrivateBancorp, Inc.	89	1,350
Pennsylvania Real Estate Investment Trust	87	1,328
Anworth Mortgage Asset Corp.	201	1,323
Park National Corp.	19	1,314
Primerica, Inc.	52	1,311
DFC Global Corp.*	69	1,302
Redwood Trust, Inc.	116	1,299

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
Columbia Banking System, Inc.	57	$1,298
Astoria Financial Corp.	130	1,281
Provident Financial Services, Inc.	88	1,279
BBCN Bancorp, Inc.*	113	1,258
Argo Group International Holdings Ltd.	42	1,255
Government Properties Income Trust	52	1,254
Financial Engines, Inc.*	56	1,251
Nelnet, Inc. — Class A	48	1,244
PacWest Bancorp	51	1,239
Solar Capital Ltd.	56	1,235
Oritani Financial Corp.	82	1,204
Symetra Financial Corp.	104	1,199
Hersha Hospitality Trust — Class A	212	1,158
Horace Mann Educators Corp.	65	1,145
American Assets Trust, Inc.	50	1,140
Boston Private Financial Holdings, Inc.	114	1,130
BlackRock Kelso Capital Corp.	115	1,129
Brookline Bancorp, Inc.	119	1,115
Franklin Street Properties Corp.	105	1,113
American Equity Investment Life Holding Co.	86	1,098
Harleysville Group, Inc.	19	1,096
Walter Investment Management Corp.	48	1,082
Investors Bancorp, Inc.*	72	1,081
Employers Holdings, Inc.	61	1,080
Fifth Street Finance Corp.	110	1,074
NBT Bancorp, Inc.	48	1,060
Greenlight Capital Re Ltd. — Class A*	43	1,059
Evercore Partners, Inc. — Class A	36	1,047
Cousins Properties, Inc.	138	1,046
Associated Estates Realty Corp.	64	1,046
Inland Real Estate Corp.	117	1,038
KBW, Inc.	56	1,036
Independent Bank Corp.	36	1,034
Newcastle Investment Corp.	163	1,024
iStar Financial, Inc.*	141	1,022
Credit Acceptance Corp.*	10	1,010
Sabra Health Care REIT, Inc.	61	1,003
Amtrust Financial Services, Inc.	37	995
Enstar Group Ltd.*	10	990
First Commonwealth Financial Corp.	158	967
Bankrate, Inc.*	39	965
ARMOUR Residential REIT, Inc.	142	959
Investors Real Estate Trust	124	954
Chesapeake Lodging Trust	53	952
CreXus Investment Corp.	91	941
S&T Bancorp, Inc.	43	933
Compass Diversified Holdings	63	932
Community Trust Bancorp, Inc.	29	930
Retail Opportunity Investments Corp.	77	927
Pinnacle Financial Partners, Inc.*	50	918
National Financial Partners Corp.*	60	909

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
City Holding Co.	26	$903
Sterling Financial Corp.*	43	898
First Potomac Realty Trust	74	895
ViewPoint Financial Group	58	892
Chemical Financial Corp.	38	891
Infinity Property & Casualty Corp.	17	890
Western Alliance Bancorporation*	105	889
Radian Group, Inc.	204	887
Banco Latinoamericano de Comercio Exterior S.A. — Class E	42	887
BGC Partners, Inc. — Class A	119	879
Forestar Group, Inc.*	57	877
State Bank Financial Corp.*	50	876
Investment Technology Group, Inc.*	71	849
PICO Holdings, Inc.*	36	844
Oriental Financial Group, Inc.	69	835
Cohen & Steers, Inc.	26	829
Advance America Cash Advance Centers, Inc.	79	829
Home Bancshares, Inc.	31	825
Meadowbrook Insurance Group, Inc.	86	802
Simmons First National Corp. — Class A	31	801
NorthStar Realty Finance Corp.	147	795
SCBT Financial Corp.	24	785
PennyMac Mortgage Investment Trust	42	784
RLJ Lodging Trust	42	782
PennantPark Investment Corp.	75	780
Duff & Phelps Corp. — Class A	50	777
Trustco Bank Corp.	136	777
Ramco-Gershenson Properties Trust	63	770
Main Street Capital Corp.	31	764
Triangle Capital Corp.	38	751
Dime Community Bancshares, Inc.	51	745
Hercules Technology Growth Capital, Inc.	67	742
FBL Financial Group, Inc. — Class A	22	741
Colony Financial, Inc.	45	737
Coresite Realty Corp.	31	731
Urstadt Biddle Properties, Inc. — Class A	37	730
Ashford Hospitality Trust, Inc.	80	721
AMERISAFE, Inc.*	29	717
Navigators Group, Inc.*	15	709
WesBanco, Inc.	35	705
HFF, Inc. — Class A*	42	691
Sandy Spring Bancorp, Inc.	38	690
Berkshire Hills Bancorp, Inc.	30	688
FelCor Lodging Trust, Inc.*	189	680
Flagstone Reinsurance Holdings S.A.	86	677
Universal Health Realty Income Trust	17	674
Flushing Financial Corp.	50	673

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
Getty Realty Corp.	43	$670
Safety Insurance Group, Inc.	16	666
Renasant Corp.	40	651
Maiden Holdings Ltd.	72	648
Saul Centers, Inc.	16	646
Epoch Holding Corp.	27	645
West Coast Bancorp*	34	643
Resource Capital Corp.	119	641
Tompkins Financial Corp.	16	641
Dynex Capital, Inc.	66	630
Tejon Ranch Co.*	22	630
Piper Jaffray Cos.*	23	612
Lakeland Financial Corp.	23	599
Camden National Corp.	17	598
Campus Crest Communities, Inc.	51	595
Excel Trust, Inc.	49	592
United Fire Group, Inc.	33	590
1st Source Corp.	24	587
United Community Banks, Inc.*	60	585
Westwood Holdings Group, Inc.	15	581
First Busey Corp.	117	578
Citizens, Inc.*	58	573
First Merchants Corp.	46	568
Monmouth Real Estate Investment Corp. — Class A	58	565
Rockville Financial, Inc.	48	559
OneBeacon Insurance Group Ltd. — Class A	36	555
ICG Group, Inc.*	61	546
Hilltop Holdings, Inc.*	65	545
WSFS Financial Corp.	13	533
Washington Trust Bancorp, Inc.	22	531
eHealth, Inc.*	32	522
Bryn Mawr Bank Corp.	23	516
Virtus Investment Partners, Inc.*	6	515
Hudson Pacific Properties, Inc.	34	514
TowneBank	38	513
Winthrop Realty Trust	44	510
First Financial Corp.	16	508
Banner Corp.	23	507
Kennedy-Wilson Holdings, Inc.	37	500
MVC Capital, Inc.	38	499
Cardinal Financial Corp.	44	497
Encore Capital Group, Inc.*	22	496
GAMCO Investors, Inc. — Class A	10	496
Bancorp, Inc.*	49	492
MCG Capital Corp.	115	489
Arrow Financial Corp.	20	488
Trico Bancshares	28	488
Southside Bancshares, Inc.	22	486
Hanmi Financial Corp.*	48	486
INTL FCStone, Inc.*	23	485
Provident New York Bancorp	57	482
Safeguard Scientifics, Inc.*	28	482
Great Southern Bancorp, Inc.	20	480
Sterling Bancorp	50	480
Apollo Commercial Real Estate Finance, Inc.	30	470

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
Kite Realty Group Trust	89	$469
Stewart Information Services Corp.	33	469
Global Indemnity plc — Class A*	24	468
NewStar Financial, Inc.*	42	467
TICC Capital Corp.	47	458
Republic Bancorp, Inc. — Class A	19	454
Cedar Realty Trust, Inc.	88	451
Beneficial Mutual Bancorp, Inc.*	50	437
Heartland Financial USA, Inc.	25	434
Wilshire Bancorp, Inc.*	89	430
StellarOne Corp.	36	427
First of Long Island Corp.	16	424
First Connecticut Bancorp, Inc.	32	422
Ameris Bancorp*	32	420
Phoenix Companies, Inc.*	171	419
Agree Realty Corp.	18	406
CapLease, Inc.	100	403
Baldwin & Lyons, Inc. — Class B	18	403
Presidential Life Corp.	35	400
GFI Group, Inc.	105	395
Union First Market Bankshares Corp.	28	392
Financial Institutions, Inc.	24	388
Univest Corporation of Pennsylvania	23	386
Farmer Mac — Class C	17	386
Eagle Bancorp, Inc.*	23	385
Calamos Asset Management, Inc. — Class A	29	380
American Safety Insurance Holdings Ltd.*	20	377
Territorial Bancorp, Inc.	18	375
Netspend Holdings, Inc.*	48	372
Westfield Financial, Inc.	47	372
Penns Woods Bancorp, Inc.	9	368
OceanFirst Financial Corp.	25	356
Hudson Valley Holding Corp.	22	355
Lakeland Bancorp, Inc.	36	352
Centerstate Banks, Inc.	43	351
First Interstate Bancsystem, Inc. — Class A	24	351
Metro Bancorp, Inc.*	30	351
German American Bancorp, Inc.	18	350
Bancfirst Corp.	8	348
United Financial Bancorp, Inc.	22	348
SY Bancorp, Inc.	15	348
Heritage Financial Corp.	25	340
Citizens & Northern Corp.	17	340
State Auto Financial Corp.	23	336
Franklin Financial Corp.*	25	336
Parkway Properties, Inc.	32	335
Washington Banking Co.	24	331
Chatham Lodging Trust	26	330
Oppenheimer Holdings, Inc. — Class A	19	330
Gladstone Commercial Corp.	19	327
Central Pacific Financial Corp.*	25	324
Golub Capital BDC, Inc.	21	321

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
CoBiz Financial, Inc.	45	$318
Southwest Bancorp, Inc.*	34	313
MainSource Financial Group, Inc.	26	313
Northfield Bancorp, Inc.	22	313
OmniAmerican Bancorp, Inc.*	16	310
BofI Holding, Inc.*	18	307
First Community Bancshares, Inc.	23	307
STAG Industrial, Inc.	22	307
Summit Hotel Properties, Inc.	40	303
Cogdell Spencer, Inc.	71	301
Gladstone Capital Corp.	37	300
RAIT Financial Trust	60	298
Diamond Hill Investment Group, Inc.	4	295
Manning & Napier, Inc. — Class A*	20	294
Doral Financial Corp.*	189	291
Walker & Dunlop, Inc.*	23	290
Virginia Commerce Bancorp, Inc.*	33	290
Arlington Asset Investment Corp. — Class A	13	289
FXCM, Inc. — Class A	22	286
Ladenburg Thalmann Financial Services, Inc.*	160	285
Cowen Group, Inc. — Class A*	105	285
CNB Financial Corp.	17	284
Home Federal Bancorp, Inc.	28	284
American Capital Mortgage Investment Corp.	13	283
One Liberty Properties, Inc.	15	275
Solar Senior Capital Ltd.	17	274
Pacific Capital Bancorp North America*	6	274
SeaBright Holdings, Inc.	30	273
Taylor Capital Group, Inc.*	19	273
Marlin Business Services Corp.	18	271
Flagstar Bancorp, Inc.*	294	270
Enterprise Financial Services Corp.	23	270
First Defiance Financial Corp.	16	270
First Bancorp, Inc.	18	267
1st United Bancorp, Inc.*	44	266
Peoples Bancorp, Inc.	15	263
Bank Mutual Corp.	65	263
First Bancorp	24	262
Ames National Corp.	11	262
Fox Chase Bancorp, Inc.	20	260
Terreno Realty Corp.	18	258
Medallion Financial Corp.	23	257
Mission West Properties, Inc.	26	256
National Interstate Corp.	10	256
First Financial Holdings, Inc.	23	253
SWS Group, Inc.	44	252
West Bancorporation, Inc.	25	250
Century Bancorp, Inc. — Class A	9	246
Artio Global Investors, Inc. — Class A	51	243
Bridge Capital Holdings*	18	242
National Bankshares, Inc.	8	241
Apollo Residential Mortgage, Inc.	13	239
BankFinancial Corp.	36	238

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
NGP Capital Resources Co.	36	$236
Pacific Continental Corp.	25	236
ESB Financial Corp.	16	231
Park Sterling Corp.*	48	230
Gladstone Investment Corp.	30	227
First Pactrust Bancorp, Inc.	19	226
Crawford & Co. — Class B	46	225
Meridian Interstate Bancorp, Inc.*	17	223
New Mountain Finance Corp.	16	220
Donegal Group, Inc. — Class A	16	219
THL Credit, Inc.	17	219
MidSouth Bancorp, Inc.	16	218
Kearny Financial Corp.	22	215
Alliance Financial Corp.	7	212
Nicholas Financial, Inc.	16	211
FBR & Company*	82	211
Bridge Bancorp, Inc.	10	210
Whitestone REIT — Class B	16	209
Consolidated-Tomoka Land Co.	7	208
Suffolk Bancorp*	16	208
Harris & Harris Group, Inc.*	50	208
AV Homes, Inc.*	17	207
JMP Group, Inc.	28	207
Edelman Financial Group, Inc.	31	205
Sun Bancorp, Inc.*	58	205
AG Mortgage Investment Trust, Inc.	10	197
Merchants Bancshares, Inc.	7	197
ESSA Bancorp, Inc.	20	196
Seacoast Banking Corporation of Florida*	110	194
Heritage Commerce Corp.*	30	193
Bank of Marin Bancorp	5	190
Independence Holding Co.	19	189
Clifton Savings Bancorp, Inc.	18	188
Kohlberg Capital Corp.	27	187
Encore Bancshares, Inc.*	9	183
Medley Capital Corp.	16	180
Bank of Kentucky Financial Corp.	7	180
MPG Office Trust, Inc.*	76	178
UMH Properties, Inc.	16	175
Sierra Bancorp	17	167
Enterprise Bancorp, Inc.	10	164
Kansas City Life Insurance Co.	5	161
EMC Insurance Group, Inc.	8	161
Center Bancorp, Inc.	16	160
Gleacher & Company, Inc.*	117	159
Roma Financial Corp.	16	157
National Western Life Insurance Co. — Class A	1	137
Cape Bancorp, Inc.*	17	136
Capital City Bank Group, Inc.	17	127
Hallmark Financial Services*	16	126
Universal Insurance Holdings, Inc.	29	113
CIFC Corp.*	17	105
Fidus Investment Corp.	7	98
First Marblehead Corp.*	80	98
Pzena Investment Management, Inc. — Class A	16	94

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Financials — 8.1% (continued)
Orrstown Financial Services, Inc.	10	$88
Imperial Holdings, Inc.*	28	75
Charter Financial Corp.	8	72
California First National Bancorp	4	61
Hampton Roads Bankshares, Inc.*	18	55
Gain Capital Holdings, Inc.	10	50
Capital Bank Corp.*	21	47
Fortegra Financial Corp.*	5	42
Cascade Bancorp*	5	28

Total Financials		424,913

Information Technology – 5.9%
Parametric Technology Corp.*	180	5,030
Jack Henry & Associates, Inc.	129	4,402
Wright Express Corp.*	59	3,820
Concur Technologies, Inc.*	64	3,672
Anixter International, Inc.*	49	3,553
CACI International, Inc. — Class A*	56	3,487
QLIK Technologies, Inc.*	105	3,360
SolarWinds, Inc.*	85	3,285
CommVault Systems, Inc.*	65	3,227
ADTRAN, Inc.	103	3,214
Ultimate Software Group, Inc.*	42	3,078
Aruba Networks, Inc.*	132	2,942
Semtech Corp.*	100	2,845
Plantronics, Inc.	70	2,818
Fair Isaac Corp.	64	2,810
Finisar Corp.*	139	2,801
Viasat, Inc.*	58	2,796
Microsemi Corp.*	129	2,765
FEI Co.*	56	2,750
Taleo Corp. — Class A*	59	2,710
Aspen Technology, Inc.*	130	2,669
Cognex Corp.	63	2,669
Cymer, Inc.*	51	2,550
Progress Software Corp.*	106	2,504
ACI Worldwide, Inc.*	61	2,456
Hittite Microwave Corp.*	45	2,443
ValueClick, Inc.*	122	2,408
InterDigital, Inc.	69	2,405
MAXIMUS, Inc.	59	2,400
Cirrus Logic, Inc.*	100	2,380
Netgear, Inc.*	61	2,330
MKS Instruments, Inc.	78	2,303
Mentor Graphics Corp.*	150	2,229
Cavium, Inc.*	72	2,228
Coherent, Inc.*	38	2,217
Quest Software, Inc.*	93	2,164
TiVo, Inc.*	180	2,158
Arris Group, Inc.*	188	2,124
NetSuite, Inc.*	42	2,112
Sapient Corp.	169	2,104
j2 Global, Inc.	73	2,094
Blackbaud, Inc.	63	2,093
OSI Systems, Inc.*	34	2,084
RF Micro Devices, Inc.*	417	2,077
Tyler Technologies, Inc.*	54	2,074
Littelfuse, Inc.	33	2,068
DealerTrack Holdings, Inc.*	68	2,058

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)
Convergys Corp.*	154	$2,056
Universal Display Corp.*	56	2,046
Plexus Corp.*	58	2,028
MicroStrategy, Inc. — Class A*	14	1,960
Entegris, Inc.*	206	1,924
Manhattan Associates, Inc.*	40	1,901
Sourcefire, Inc.*	39	1,877
JDA Software Group, Inc.*	68	1,869
Acxiom Corp.*	127	1,864
Veeco Instruments, Inc.*	64	1,830
Take-Two Interactive Software, Inc.*	115	1,770
Omnivision Technologies, Inc.*	87	1,740
FARO Technologies, Inc.*	29	1,692
TriQuint Semiconductor, Inc.*	245	1,689
Synaptics, Inc.*	45	1,643
Euronet Worldwide, Inc.*	78	1,629
Insight Enterprises, Inc.*	74	1,623
Scansource, Inc.*	43	1,605
Comtech Telecommunications Corp.	49	1,596
Bottomline Technologies, Inc.*	57	1,593
Loral Space & Communications, Inc.	20	1,592
Heartland Payment Systems, Inc.	55	1,586
Integrated Device Technology, Inc.*	221	1,580
Power Integrations, Inc.	42	1,559
Benchmark Electronics, Inc.*	94	1,550
SYNNEX Corp.*	40	1,526
LivePerson, Inc.*	87	1,459
Synchronoss Technologies, Inc.*	45	1,436
VirnetX Holding Corp.*	60	1,436
Constant Contact, Inc.*	48	1,430
Emulex Corp.*	135	1,401
Syntel, Inc.	25	1,400
Sanmina-SCI Corp.*	122	1,397
Advent Software, Inc.*	54	1,382
Kulicke & Soffa Industries, Inc.*	111	1,380
Websense, Inc.*	65	1,371
Earthlink, Inc.	170	1,358
Tessera Technologies, Inc.*	78	1,346
Volterra Semiconductor Corp.*	39	1,342
BroadSoft, Inc.*	35	1,339
Stratasys, Inc.*	36	1,314
Kenexa Corp.*	42	1,312
Unisys Corp.*	66	1,302
Infinera Corp.*	160	1,299
Liquidity Services, Inc.*	29	1,299
Electronics for Imaging, Inc.*	77	1,280
Diodes, Inc.*	55	1,275
MTS Systems Corp.	24	1,274
OpenTable, Inc.*	31	1,255
Brooks Automation, Inc.	99	1,221
Netscout Systems, Inc.*	60	1,220
Cabot Microelectronics Corp.	31	1,205
Verint Systems, Inc.*	37	1,198
NIC, Inc.	95	1,152

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)
Lattice Semiconductor Corp.*	179	$1,151
ATMI, Inc.*	49	1,142
Ultratech, Inc.*	39	1,130
Digital River, Inc.*	60	1,123
Ancestry.com, Inc.*	49	1,114
Ebix, Inc.	48	1,112
Park Electrochemical Corp.	36	1,088
Mantech International Corp. — Class A	31	1,068
LogMeIn, Inc.*	30	1,057
comScore, Inc.*	49	1,048
Newport Corp.*	59	1,045
Rofin-Sinar Technologies, Inc.*	39	1,028
TNS, Inc.*	46	1,000
Monolithic Power Systems, Inc.*	50	984
Amkor Technology, Inc.*	156	959
Harmonic, Inc.*	175	957
DTS, Inc.*	31	937
Rambus, Inc.*	145	935
SS&C Technologies Holdings, Inc.*	40	933
RealD, Inc.*	69	932
Rogers Corp.*	24	930
Sonus Networks, Inc.*	317	919
TTM Technologies, Inc.*	80	919
Xyratex Ltd.	56	891
Quantum Corp.*	340	891
Spansion, Inc. — Class A*	73	889
RealPage, Inc.*	46	882
Standard Microsystems Corp.*	33	854
Advanced Energy Industries, Inc.*	65	853
Pegasystems, Inc.	22	840
iGate Corp.*	49	821
Brightpoint, Inc.*	101	813
Measurement Specialties, Inc.*	24	809
Maxwell Technologies, Inc.*	44	807
Ceva, Inc.*	35	795
Global Cash Access Holdings, Inc.*	101	788
CSG Systems International, Inc.*	51	772
Entropic Communications, Inc.*	131	764
Interactive Intelligence Group, Inc.*	25	763
Higher One Holdings, Inc.*	51	762
Monotype Imaging Holdings, Inc.*	51	760
Cass Information Systems, Inc.	19	759
Forrester Research, Inc.	23	745
InfoSpace, Inc.*	58	743
Micrel, Inc.	72	739
Opnet Technologies, Inc.	25	725
Checkpoint Systems, Inc.*	64	722
Silicon Image, Inc.*	122	717
Black Box Corp.	28	714
Ixia*	56	699
PROS Holdings, Inc.*	37	692
Intermec, Inc.*	89	688
Applied Micro Circuits Corp.*	95	659
Dice Holdings, Inc.*	70	653
STEC, Inc.*	69	651
Super Micro Computer, Inc.*	37	646
TeleTech Holdings, Inc.*	40	644

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)
United Online, Inc.	131	$641
Accelrys, Inc.*	80	638
ExlService Holdings, Inc.*	23	631
Kemet Corp.*	65	608
Web.com Group, Inc.*	42	606
Avid Technology, Inc.*	54	594
EPIQ Systems, Inc.	49	593
Nanometrics, Inc.*	32	592
Move, Inc.*	61	592
Photronics, Inc.*	89	592
Internap Network Services Corp.*	78	573
Methode Electronics, Inc.	61	566
Oplink Communications, Inc.*	33	564
OCZ Technology Group, Inc.*	80	558
Mercury Computer Systems, Inc.*	42	557
Sycamore Networks, Inc.*	31	550
LTX-Credence Corp.*	76	546
Rudolph Technologies, Inc.*	49	544
Extreme Networks*	141	540
Electro Rent Corp.	29	534
Fabrinet*	30	531
GSI Group, Inc.*	44	531
Stamps.com, Inc.*	19	530
Calix, Inc.*	60	512
Daktronics, Inc.	57	507
CTS Corp.	48	505
IXYS Corp.*	38	502
Electro Scientific Industries, Inc.	33	495
Procera Networks, Inc.*	22	492
SPS Commerce, Inc.*	18	484
Virtusa Corp.*	28	484
Integrated Silicon Solution, Inc.*	43	480
Globecomm Systems, Inc.*	33	478
Power-One, Inc.*	101	460
Perficient, Inc.*	38	456
Silicon Graphics International Corp.*	47	455
KIT Digital, Inc.*	63	454
MIPS Technologies, Inc. — Class A*	83	452
XO Group, Inc.*	48	451
Formfactor, Inc.*	79	441
Exar Corp.*	52	437
Cohu, Inc.	38	432
LoopNet, Inc.*	23	432
Inphi Corp.*	30	425
Digi International, Inc.*	38	418
ShoreTel, Inc.*	73	415
Zygo Corp.*	21	411
Digital Generation, Inc.*	40	408
Kopin Corp.*	100	407
Anaren, Inc.*	22	404
VASCO Data Security International, Inc.*	37	399
CIBER, Inc.*	94	399
Keynote Systems, Inc.	20	395
Deltek, Inc.*	37	394
Imperva, Inc.*	10	392
QuinStreet, Inc.*	37	388
Multi-Fineline Electronix, Inc.*	14	384

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)
Saba Software, Inc.*	39	$383
Symmetricom, Inc.*	66	381
Cray, Inc.*	52	381
Cornerstone OnDemand, Inc.*	17	371
Bel Fuse, Inc. — Class B	21	371
Vocus, Inc.*	28	371
NVE Corp.*	7	371
Computer Task Group, Inc.*	24	368
InvenSense, Inc. — Class A*	20	362
Seachange International, Inc.*	46	358
Zillow, Inc. — Class A*	10	356
Glu Mobile, Inc.*	73	354
Actuate Corp.*	56	352
ModusLink Global Solutions, Inc.*	65	351
Aeroflex Holding Corp.*	31	345
Mindspeed Technologies, Inc.*	54	344
DDi Corp.	28	342
Tangoe, Inc.*	18	339
Envestnet, Inc.*	27	338
Limelight Networks, Inc.*	101	332
American Software, Inc. — Class A	38	326
AXT, Inc.*	51	324
Pericom Semiconductor Corp.*	40	324
Callidus Software, Inc.*	41	320
RealNetworks, Inc.	32	318
Ubiquiti Networks, Inc.*	10	316
Imation Corp.*	51	316
Richardson Electronics Ltd.	26	311
Hackett Group, Inc.*	51	304
Rubicon Technology, Inc.*	29	302
Openwave Systems, Inc.*	132	300
ServiceSource International, Inc.*	19	294
Supertex, Inc.*	16	289
Active Network, Inc.*	17	286
Zix Corp.*	98	285
Oclaro, Inc.*	72	284
Ultra Clean Holdings*	37	279
FSI International, Inc.*	57	279
PDF Solutions, Inc.*	33	278
Axcelis Technologies, Inc.*	161	277
Lionbridge Technologies, Inc.*	95	274
Intevac, Inc.*	32	272
MoneyGram International, Inc.*	15	270
Aviat Networks, Inc.*	94	265
IntraLinks Holdings, Inc.*	49	259
SciQuest, Inc.*	17	259
Echo Global Logistics, Inc.*	16	258
PLX Technology, Inc.*	64	257
Echelon Corp.*	58	257
ePlus, Inc.*	8	256
Guidance Software, Inc.*	23	254
Sigma Designs, Inc.*	49	254
Travelzoo, Inc.*	11	253
Vishay Precision Group, Inc.*	17	252
KVH Industries, Inc.*	24	252
Agilysys, Inc.*	28	252
Radisys Corp.*	34	252
LeCroy Corp.*	24	249

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)
Immersion Corp.*	45	$246
Anadigics, Inc.*	102	242
Alpha & Omega Semiconductor Ltd.*	25	241
Wave Systems Corp. — Class A*	127	236
Convio, Inc.*	15	232
support.com, Inc.*	71	224
DSP Group, Inc.*	33	220
Archipelago Learning, Inc.*	19	211
X-Rite, Inc.*	46	209
Angie’s List, Inc.*	11	208
Responsys, Inc.*	17	203
PRGX Global, Inc.*	32	201
Westell Technologies, Inc. — Class A*	86	200
TeleCommunication Systems, Inc. — Class A*	72	200
Digimarc Corp.*	7	196
FalconStor Software, Inc.*	50	187
MoSys, Inc.*	47	187
Rosetta Stone, Inc.*	18	186
Numerex Corp. — Class A*	18	176
Pulse Electronics Corp.	70	176
Dynamics Research Corp.*	18	174
TeleNav, Inc.*	24	168
Carbonite, Inc.*	15	165
Novatel Wireless, Inc.*	49	164
Emcore Corp.*	33	157
TechTarget, Inc.*	22	152
Marchex, Inc. — Class A	34	152
Rimage Corp.	15	150
Amtech Systems, Inc.*	18	150
MaxLinear, Inc. — Class A*	26	145
Communications Systems, Inc.	11	144
QAD, Inc. — Class A*	11	144
GSI Technology, Inc.*	32	136
Smith Micro Software, Inc.*	58	135
Dot Hill Systems Corp.*	86	130
Identive Group, Inc.*	56	117
Demand Media, Inc.*	16	116
PC Connection, Inc.	14	115
SRS Labs, Inc.*	16	111
Powerwave Technologies, Inc.*	53	109
Opnext, Inc.*	65	101
Ellie Mae, Inc.*	9	100
Meru Networks, Inc.*	21	85
eMagin Corp.*	26	85
NeoPhotonics Corp.*	17	80
Intermolecular, Inc.*	11	68
Motricity, Inc.*	61	67
Microvision, Inc.*	23	63
THQ, Inc.*	106	59
Stream Global Services, Inc.*	17	56
NCI, Inc. — Class A*	8	51
Quepasa Corp.*	10	44
Dialogic, Inc.*	25	22
FriendFinder Networks, Inc.*	6	8

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Information Technology — 5.9% (continued)

Total Information Technology		$312,628

Industrials — 5.8%
Clean Harbors, Inc.*	71	4,781
United Rentals, Inc.*	98	4,203
Alaska Air Group, Inc.*	116	4,154
Woodward, Inc.	96	4,112
Acuity Brands, Inc.	64	4,020
CLARCOR, Inc.	79	3,878
Triumph Group, Inc.	61	3,823
Dollar Thrifty Automotive Group, Inc.*	47	3,804
Hexcel Corp.*	152	3,651
Esterline Technologies Corp.*	51	3,644
HEICO Corp.	70	3,611
Genesee & Wyoming, Inc. — Class A*	65	3,547
Chart Industries, Inc.*	46	3,373
Teledyne Technologies, Inc.*	53	3,342
Old Dominion Freight Line, Inc.*	70	3,337
Middleby Corp.*	31	3,137
EMCOR Group, Inc.	106	2,937
Actuant Corp. — Class A	101	2,928
Watsco, Inc.	39	2,888
Robbins & Myers, Inc.	55	2,863
Applied Industrial Technologies, Inc.	69	2,838
Moog, Inc. — Class A*	66	2,831
Curtiss-Wright Corp.	75	2,776
Belden, Inc.	72	2,730
EnerSys*	78	2,703
CoStar Group, Inc.*	39	2,693
Acacia Research Corp.*	64	2,671
Mueller Industries, Inc.	58	2,636
AO Smith Corp.	57	2,563
FTI Consulting, Inc.*	67	2,514
Tetra Tech, Inc.*	92	2,425
Colfax Corp.*	68	2,396
Brady Corp. — Class A	73	2,362
RSC Holdings, Inc.*	103	2,327
Avis Budget Group, Inc.*	163	2,306
United Stationers, Inc.	72	2,235
Atlas Air Worldwide Holdings, Inc.*	45	2,214
Watts Water Technologies, Inc. — Class A	54	2,201
HUB Group, Inc. — Class A*	61	2,198
Corporate Executive Board Co.	51	2,194
Simpson Manufacturing Company, Inc.	68	2,193
Healthcare Services Group, Inc.	102	2,169
Barnes Group, Inc.	80	2,105
ABM Industries, Inc.	86	2,090
Herman Miller, Inc.	91	2,090
Rollins, Inc.	97	2,064
Geo Group, Inc.*	103	1,958
Advisory Board Co.*	22	1,950
USG Corp.*	112	1,926
II-VI, Inc.*	80	1,892
US Airways Group, Inc.*	248	1,882

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Industrials — 5.8% (continued)
Brink’s Co.	77	$1,838
JetBlue Airways Corp.*	375	1,834
Deluxe Corp.	77	1,802
HNI Corp.	64	1,776
Forward Air Corp.	48	1,760
Knight Transportation, Inc.	98	1,731
Mine Safety Appliances Co.	42	1,725
Beacon Roofing Supply, Inc.*	66	1,700
RBC Bearings, Inc.*	36	1,661
3D Systems Corp.*	70	1,648
Raven Industries, Inc.	27	1,647
Granite Construction, Inc.	57	1,638
ESCO Technologies, Inc.	44	1,618
Werner Enterprises, Inc.	65	1,616
MasTec, Inc.*	88	1,592
Franklin Electric Company, Inc.	32	1,570
GT Advanced Technologies, Inc.*	186	1,538
Titan International, Inc.	65	1,538
Allegiant Travel Co. — Class A*	27	1,472
Kaman Corp.	43	1,460
Briggs & Stratton Corp.	80	1,434
Swift Transportation Co. — Class A*	123	1,419
Unifirst Corp.	23	1,416
Amerco, Inc.	13	1,372
Dycom Industries, Inc.*	58	1,355
Huron Consulting Group, Inc.*	36	1,352
TrueBlue, Inc.*	70	1,251
TAL International Group, Inc.	34	1,248
Korn*	74	1,240
Ceradyne, Inc.	38	1,237
Tennant Co.	28	1,232
Kaydon Corp.	48	1,224
McGrath Rentcorp	38	1,220
American Science & Engineering, Inc.	18	1,207
Blount International, Inc.*	72	1,201
Insperity, Inc.	39	1,195
Meritor, Inc.*	147	1,186
AAR Corp.	65	1,186
Mobile Mini, Inc.*	56	1,183
Steelcase, Inc. — Class A	123	1,181
Orbital Sciences Corp.*	89	1,170
Interline Brands, Inc.*	54	1,167
Exponent, Inc.*	24	1,164
EnPro Industries, Inc.*	28	1,151
Knoll, Inc.	69	1,148
Wabash National Corp.*	110	1,139
Aircastle Ltd.	93	1,138
Cubic Corp.	24	1,135
Navigant Consulting, Inc.*	80	1,113
Astec Industries, Inc.*	30	1,094
Lindsay Corp.	16	1,060
Team, Inc.*	34	1,052
Interface, Inc. — Class A	75	1,046
Heartland Express, Inc.	72	1,041
Resources Connection, Inc.	74	1,040
On Assignment, Inc.*	59	1,031
Trimas Corp.*	46	1,030

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Industrials — 5.8% (continued)
Aegion Corp. — Class A*	57	$1,016
SYKES Enterprises, Inc.*	64	1,011
Generac Holdings, Inc.*	41	1,007
Quanex Building Products Corp.	57	1,005
ACCO Brands Corp.*	79	980
Universal Forest Products, Inc.	28	965
Albany International Corp. — Class A	42	964
SkyWest, Inc.	87	961
Rush Enterprises, Inc. — Class A*	45	955
Badger Meter, Inc.	28	952
Cascade Corp.	18	902
Trex Company, Inc.*	28	898
H&E Equipment Services, Inc.*	47	889
G&K Services, Inc. — Class A	26	889
GeoEye, Inc.*	36	867
Kforce, Inc.*	58	864
Sauer-Danfoss, Inc.	18	846
AZZ, Inc.	16	826
Tutor Perini Corp.*	53	826
Altra Holdings, Inc.*	43	826
Consolidated Graphics, Inc.*	18	815
Aerovironment, Inc.*	30	804
Encore Wire Corp.	27	803
CIRCOR International, Inc.	24	798
Mueller Water Products, Inc. — Class A	239	796
Gorman-Rupp Co.	27	788
ICF International, Inc.*	31	786
John Bean Technologies Corp.	48	778
RailAmerica, Inc.*	36	773
Gibraltar Industries, Inc.*	50	758
Arkansas Best Corp.	40	752
Global Power Equipment Group, Inc.*	27	748
DigitalGlobe, Inc.*	56	747
Tredegar Corp.	38	744
DXP Enterprises, Inc.*	17	739
Griffon Corp.	69	738
Astronics Corp.*	21	734
Sun Hydraulics Corp.	28	732
Ennis, Inc.	46	728
Layne Christensen Co.*	32	712
Titan Machinery, Inc.*	25	705
Kelly Services, Inc. — Class A	44	704
NACCO Industries, Inc. — Class A	6	698
Greenbrier Companies, Inc.*	34	673
Standex International Corp.	16	659
Great Lakes Dredge & Dock Corp.	90	650
GenCorp, Inc.*	90	639
US Ecology, Inc.	29	630
AAON, Inc.	31	626
EnergySolutions, Inc.*	126	617
Heidrick & Struggles International, Inc.	28	617
Comfort Systems USA, Inc.	56	611
Apogee Enterprises, Inc.	46	596
Pendrell Corp.*	228	595

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Industrials — 5.8% (continued)
Viad Corp.	30	$583
Powell Industries, Inc.*	17	582
CRA International, Inc.*	23	580
Primoris Services Corp.	36	578
Textainer Group Holdings Ltd.	17	576
LB Foster Co. — Class A	20	570
Commercial Vehicle Group, Inc.*	46	562
Accuride Corp.*	64	556
Quad Graphics Inc.	40	556
MYR Group, Inc.*	31	554
Marten Transport Ltd.	25	552
Mistras Group, Inc.*	23	548
InnerWorkings, Inc.*	46	536
Dynamic Materials Corp.	25	528
Federal Signal Corp.*	94	523
Columbus McKinnon Corp.*	32	521
Wesco Aircraft Holdings, Inc.*	32	518
Spirit Airlines, Inc.*	25	502
Air Transport Services Group, Inc.*	86	498
Saia, Inc.*	29	493
Celadon Group, Inc.	31	482
Standard Parking Corp.*	23	472
Preformed Line Products Co.	7	459
GP Strategies Corp.*	26	455
Twin Disc, Inc.	17	444
Aceto Corp.	46	437
Thermon Group Holdings, Inc.*	21	429
Michael Baker Corp.*	18	429
Dolan Co.*	47	428
Hawaiian Holdings, Inc.*	78	408
Kadant, Inc.*	17	405
Taser International, Inc.*	93	404
Houston Wire & Cable Co.	28	389
Multi-Color Corp.	17	383
Furmanite Corp.*	59	379
American Railcar Industries, Inc.*	16	376
Capstone Turbine Corp.*	368	375
NCI Building Systems, Inc.*	32	368
Ampco-Pittsburgh Corp.	18	362
Northwest Pipe Co.*	17	361
Park-Ohio Holdings Corp.*	18	361
Republic Airways Holdings, Inc.*	73	361
PMFG, Inc.*	24	360
CBIZ, Inc.*	56	354
Pacer International, Inc.*	56	354
Kimball International, Inc. — Class B	51	352
Ameresco, Inc. — Class A*	26	352
Douglas Dynamics, Inc.	25	344
Hurco Companies, Inc.*	12	339
FreightCar America, Inc.	15	337
Odyssey Marine Exploration, Inc.*	108	335
Genco Shipping & Trading Ltd.*	52	331
Insteel Industries, Inc.	27	328
Swisher Hygiene, Inc.*	132	325
American Woodmark Corp.	18	324
CDI Corp.	18	323
American Reprographics Co.*	59	318

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Industrials — 5.8% (continued)
Barrett Business Services, Inc.	16	$317
Roadrunner Transportation Systems, Inc.*	18	312
Orion Marine Group, Inc.*	43	311
LMI Aerospace, Inc.*	17	309
CAI International, Inc.*	17	309
Lydall, Inc.*	30	306
RPX Corp.*	18	305
American Superconductor Corp.*	73	301
FuelCell Energy, Inc.*	189	297
Zipcar, Inc.*	20	296
Builders FirstSource, Inc.*	70	296
Kratos Defense & Security Solutions, Inc.*	54	288
Flow International Corp.*	71	285
Graham Corp.	13	285
Quality Distribution, Inc.*	20	276
SeaCube Container Leasing Ltd.	16	275
Metalico, Inc.*	64	273
Cenveo, Inc.*	79	267
Argan, Inc.	16	257
Vicor Corp.	32	256
Miller Industries, Inc.	15	254
Ducommun, Inc.*	21	250
Hudson Highland Group, Inc.*	45	242
Alamo Group, Inc.	8	240
Schawk, Inc. — Class A	19	238
Casella Waste Systems, Inc. — Class A*	38	237
Met-Pro Corp.	22	232
EnerNOC, Inc.*	32	230
Sterling Construction Company, Inc.*	23	224
LSI Industries, Inc.	30	220
Intersections, Inc.	17	217
AT Cross Co. — Class A*	18	217
KEYW Holding Corp.*	27	209
Franklin Covey Co.*	22	207
Pike Electric Corp.*	24	198
Courier Corp.	17	197
TMS International Corp. — Class A*	16	194
Eagle Bulk Shipping, Inc.*	98	190
Chase Corp.	12	189
NN, Inc.*	23	188
TRC Companies, Inc.*	29	177
PowerSecure International, Inc.*	29	176
Coleman Cable, Inc.*	18	175
Energy Recovery, Inc.*	73	168
Fuel Tech, Inc.*	29	158
Hill International, Inc.*	40	157
A123 Systems, Inc.*	137	153
Excel Maritime Carriers Ltd. — Class A*	75	150
VSE Corp.	6	149
Heritage-Crystal Clean, Inc.*	7	140
Lawson Products, Inc.	8	121
Patriot Transportation Holding, Inc.*	5	116
Xerium Technologies, Inc.*	18	116

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Industrials — 5.8% (continued)
International Shipholding Corp.	5	$115
Broadwind Energy, Inc.*	215	101
Tecumseh Products Co. — Class A*	25	101
Baltic Trading Ltd.	24	100
Active Power, Inc.*	118	92
Universal Truckload Services, Inc.	6	90
Valence Technology, Inc.*	108	87
School Specialty, Inc.*	24	85
Essex Rental Corp.*	22	84
Ultrapetrol Bahamas Ltd.*	35	70
UniTek Global Services, Inc.*	19	64
Covenant Transportation Group, Inc. — Class A*	16	51
Satcon Technology Corp.*	136	49
Omega Flex, Inc.*	1	13

Total Industrials		302,340

Consumer Discretionary — 5.1%
Ascena Retail Group, Inc.*	98	4,342
Warnaco Group, Inc.*	70	4,087
Sotheby’s	101	3,974
Domino’s Pizza, Inc.	106	3,849
Brunswick Corp.	141	3,630
Carter’s, Inc.*	72	3,583
Life Time Fitness, Inc.*	70	3,539
Rent-A-Center, Inc. — Class A	93	3,510
Dana Holding Corp.	222	3,442
Tenneco, Inc.*	88	3,269
Cinemark Holdings, Inc.	146	3,204
Coinstar, Inc.*	49	3,115
Men’s Wearhouse, Inc.	79	3,063
Six Flags Entertainment Corp.	65	3,040
Crocs, Inc.*	141	2,950
Genesco, Inc.*	41	2,938
Pier 1 Imports, Inc.*	154	2,800
Wolverine World Wide, Inc.	75	2,789
Pool Corp.	73	2,732
Aeropostale, Inc.*	125	2,703
Select Comfort Corp.*	80	2,591
Steven Madden Ltd.*	60	2,565
Cheesecake Factory, Inc.*	87	2,557
Buffalo Wild Wings, Inc.*	28	2,539
Vail Resorts, Inc.	58	2,509
Cabela’s, Inc.*	65	2,479
HSN, Inc.	65	2,472
ANN, Inc.*	81	2,320
Group 1 Automotive, Inc.	41	2,303
Hibbett Sports, Inc.*	42	2,290
Hillenbrand, Inc.	97	2,226
Jos A. Bank Clothiers, Inc.*	44	2,218
Children’s Place Retail Stores, Inc.*	42	2,170
Buckle, Inc.	45	2,156
Saks, Inc.*	178	2,067
Iconix Brand Group, Inc.*	115	1,999
Express, Inc.*	79	1,973
Live Nation Entertainment, Inc.*	208	1,955
Cracker Barrel Old Country Store, Inc.	35	1,953
Liz Claiborne, Inc.*	144	1,924

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Discretionary — 5.1% (continued)
BJ’s Restaurants, Inc.*	38	$1,913
Meredith Corp.	58	1,882
Valassis Communications, Inc.*	81	1,862
Vitamin Shoppe, Inc.*	42	1,857
Collective Brands, Inc.*	93	1,828
Penske Automotive Group, Inc.	74	1,823
Gaylord Entertainment Co.*	58	1,786
Monro Muffler Brake, Inc.	43	1,784
Helen of Troy Ltd.*	52	1,769
Jones Group, Inc.	137	1,721
Finish Line, Inc. — Class A	81	1,719
Regis Corp.	93	1,714
Jack in the Box, Inc.*	71	1,702
Bob Evans Farms, Inc.	44	1,660
Texas Roadhouse, Inc. — Class A	96	1,597
Scholastic Corp.	45	1,588
Arbitron, Inc.	42	1,553
Strayer Education, Inc.	16	1,507
MDC Holdings, Inc.	58	1,496
Orient-Express Hotels Ltd. — Class A*	146	1,489
Matthews International Corp. — Class A	46	1,455
New York Times Co. — Class A*	210	1,426
Office Depot, Inc.*	413	1,425
PF Chang’s China Bistro, Inc.	36	1,423
Shuffle Master, Inc.*	80	1,409
Cooper Tire & Rubber Co.	91	1,385
Sturm Ruger & Company, Inc.	28	1,375
Steiner Leisure Ltd.*	28	1,367
DineEquity, Inc.*	27	1,339
Shutterfly, Inc.*	42	1,316
Zumiez, Inc.*	36	1,300
Churchill Downs, Inc.	23	1,286
True Religion Apparel, Inc.*	46	1,260
Ryland Group, Inc.	65	1,253
La-Z-Boy, Inc.*	83	1,242
International Speedway Corp. — Class A	44	1,221
National CineMedia, Inc.	79	1,209
Asbury Automotive Group, Inc.*	44	1,188
PEP Boys-Manny Moe & Jack	79	1,179
Papa John’s International, Inc.*	31	1,167
Meritage Homes Corp.*	43	1,164
Cato Corp. — Class A	42	1,161
GNC Holdings, Inc. — Class A	33	1,151
Sonic Automotive, Inc. — Class A	64	1,146
CEC Entertainment, Inc.	30	1,137
American Axle & Manufacturing Holdings, Inc.*	96	1,124
Interval Leisure Group, Inc.	64	1,114
Peet’s Coffee & Tea, Inc.*	15	1,106
American Public Education, Inc.*	29	1,102
Pinnacle Entertainment, Inc.*	95	1,093
Ascent Capital Group, Inc. — Class A*	22	1,040
Scientific Games Corp. — Class A*	89	1,038
KB Home	116	1,032

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Discretionary — 5.1% (continued)
K12, Inc.*	43	$1,016
Charming Shoppes, Inc.*	172	1,015
Lions Gate Entertainment Corp.*	72	1,002
Ethan Allen Interiors, Inc.	39	987
Belo Corp. — Class A	137	981
American Greetings Corp. — Class A	64	982
iRobot Corp.*	36	981
Capella Education Co.*	27	971
Lithia Motors, Inc. — Class A	37	969
Vera Bradley, Inc.*	32	966
Lumber Liquidators Holdings, Inc.*	36	904
Ruby Tuesday, Inc.*	99	904
Maidenform Brands, Inc.*	39	878
Ameristar Casinos, Inc.	47	876
Grand Canyon Education, Inc.*	47	835
Fred’s, Inc. — Class A	57	833
Sinclair Broadcast Group, Inc. — Class A	75	830
Rue21, Inc.*	28	822
Knology, Inc.*	45	819
Stage Stores, Inc.	50	812
Columbia Sportswear Co.	17	807
Quiksilver, Inc.*	196	792
America’s Car-Mart, Inc.*	18	792
Oxford Industries, Inc.	15	762
Smith & Wesson Holding Corp.*	97	752
Skechers U.S.A., Inc. — Class A*	59	750
OfficeMax, Inc.*	129	738
Drew Industries, Inc.*	27	737
Jakks Pacific, Inc.	42	733
Arctic Cat, Inc.*	17	728
Blue Nile, Inc.*	22	726
Stewart Enterprises, Inc. — Class A	119	722
Standard Pacific Corp.*	161	718
Bridgepoint Education, Inc.*	29	718
Sonic Corp.*	93	714
Movado Group, Inc.	29	712
Dorman Products, Inc.*	14	708
Core-Mark Holding Company, Inc.	17	696
Callaway Golf Co.	102	690
Superior Industries International, Inc.	35	684
Bravo Brio Restaurant Group, Inc.*	34	679
Hot Topic, Inc.	65	660
G-III Apparel Group Ltd.*	23	654
AFC Enterprises, Inc.*	38	644
Krispy Kreme Doughnuts, Inc.*	87	635
Modine Manufacturing Co.*	71	627
Boyd Gaming Corp.*	79	619
Denny’s Corp.*	152	614
Fuel Systems Solutions, Inc.*	23	602
Red Robin Gourmet Burgers, Inc.*	16	595
Harte-Hanks, Inc.	65	588
Leapfrog Enterprises, Inc. — Class A*	70	585
Shoe Carnival, Inc.*	18	580
Brown Shoe Company, Inc.	62	572

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Discretionary — 5.1% (continued)
Barnes & Noble, Inc.*	42	$557
Fisher Communications, Inc.*	18	553
EW Scripps Co. — Class A*	56	553
Body Central Corp.*	19	551
Standard Motor Products, Inc.	31	550
Bebe Stores, Inc.	58	535
National Presto Industries, Inc.	7	531
Cost Plus, Inc.*	29	519
NutriSystem, Inc.	45	505
Universal Technical Institute, Inc.	38	501
Amerigon, Inc.*	30	485
Wet Seal, Inc. — Class A*	139	480
Universal Electronics, Inc.*	24	480
Corinthian Colleges, Inc.*	114	472
Multimedia Games Holding Company, Inc.*	43	471
PetMed Express, Inc.	37	458
Blyth, Inc.	6	449
Caribou Coffee Company, Inc.*	24	447
MDC Partners, Inc. — Class A	40	445
Francesca’s Holdings Corp.*	14	443
Ruth’s Hospitality Group, Inc.*	57	433
Winnebago Industries, Inc.*	44	431
REX American Resources Corp.*	14	430
Rentrak Corp.*	18	409
Stoneridge, Inc.*	41	405
Zagg, Inc.*	38	404
Marcus Corp.	32	402
Libbey, Inc.*	31	401
Central European Media Enterprises Ltd. — Class A*	56	398
VOXX International Corp. — Class A*	29	393
hhgregg, Inc.*	34	387
Beazer Homes USA, Inc.*	118	384
M/I Homes, Inc.*	31	383
Mattress Firm Holding Corp.*	10	379
Town Sports International Holdings, Inc.*	30	379
Cavco Industries, Inc.*	8	373
World Wrestling Entertainment, Inc. — Class A	42	373
Journal Communications, Inc. — Class A*	66	372
Destination Maternity Corp.	20	371
Exide Technologies*	114	357
Kirkland’s, Inc.*	22	356
Haverty Furniture Companies, Inc.	32	355
Conn’s, Inc.*	23	353
Perry Ellis International, Inc.*	18	336
Talbots, Inc.*	108	327
Steinway Musical Instruments, Inc.*	13	325
Saga Communications, Inc. — Class A*	9	322
Citi Trends, Inc.*	28	321
Speedway Motorsports, Inc.	17	318
Big 5 Sporting Goods Corp.	38	298
Teavana Holdings, Inc.*	15	296

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Discretionary — 5.1% (continued)
CSS Industries, Inc.	15	$292
Systemax, Inc.*	17	287
Weyco Group, Inc.	12	284
Stein Mart, Inc.*	42	277
Lincoln Educational Services Corp.	35	277
West Marine, Inc.*	23	276
Spartan Motors, Inc.	52	275
Benihana, Inc. — Class A	21	274
MarineMax, Inc.*	32	263
Kenneth Cole Productions, Inc. — Class A*	16	258
Tuesday Morning Corp.*	67	257
Isle of Capri Casinos, Inc.*	36	254
Skullcandy, Inc.*	16	253
McClatchy Co. — Class A*	86	249
Entercom Communications Corp. — Class A*	38	247
O’Charleys, Inc.*	25	246
Carrols Restaurant Group, Inc.*	16	244
Mac-Gray Corp.	16	242
Einstein Noah Restaurant Group, Inc.	16	239
Hovnanian Enterprises, Inc. — Class A*	96	235
Winmark Corp.	4	232
Casual Male Retail Group, Inc.*	67	225
Black Diamond, Inc.*	24	222
Unifi, Inc.*	23	222
LIN TV Corp. — Class A*	54	219
Cumulus Media, Inc. — Class A*	62	216
Jamba, Inc.*	103	213
RG Barry Corp.	17	207
Lifetime Brands, Inc.	17	191
Red Lion Hotels Corp.*	23	189
Monarch Casino & Resort, Inc.*	18	185
Luby’s, Inc.*	29	176
Morgans Hotel Group Co.*	35	173
Ambassadors Group, Inc.	32	171
K-Swiss, Inc. — Class A*	41	168
New York & Company, Inc.*	45	168
Delta Apparel, Inc.*	10	164
Outdoor Channel Holdings, Inc.	22	161
Martha Stewart Living Omnimedia — Class A	42	160
Nexstar Broadcasting Group, Inc. — Class A*	19	158
Bon-Ton Stores, Inc.	17	157
Zale Corp.*	50	155
Motorcar Parts of America, Inc.*	16	154
Sealy Corp.*	76	154
ReachLocal, Inc.*	21	150
Summer Infant, Inc.*	24	144
Gray Television, Inc.*	73	138
Entravision Communications Corp. — Class A	80	137
Cherokee, Inc.	12	137
Valuevision Media, Inc. — Class A*	66	137
1-800-Flowers.com, Inc. — Class A*	45	136

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Discretionary — 5.1% (continued)
Johnson Outdoors, Inc. — Class A*	7	$134
AH Belo Corp. — Class A	27	132
Pacific Sunwear of California, Inc.*	74	130
Geeknet, Inc.*	9	130
Coldwater Creek, Inc.*	109	126
Tower International, Inc.*	10	122
Build-A-Bear Workshop, Inc. — Class A*	22	116
Marine Products Corp.	19	113
Gordmans Stores, Inc.*	5	110
Furniture Brands International, Inc.*	65	109
Christopher & Banks Corp.	58	108
National American University Holdings, Inc.	17	107
Global Sources Ltd.*	17	105
US Auto Parts Network, Inc.*	29	105
Orbitz Worldwide, Inc.*	29	88
Overstock.com, Inc.*	16	84
Crown Media Holdings, Inc. — Class A*	51	81
Cambium Learning Group, Inc.*	24	64
Skyline Corp.	8	61
Shiloh Industries, Inc.	6	57
Digital Domain Media Group, Inc.*	10	57
Dial Global, Inc.*	7	16

Total Consumer Discretionary		262,683

Health Care — 4.5%
WellCare Health Plans, Inc.*	68	4,888
Salix Pharmaceuticals Ltd.*	90	4,724
athenahealth, Inc.*	56	4,150
Cubist Pharmaceuticals, Inc.*	95	4,108
Cepheid, Inc.*	98	4,098
HMS Holdings Corp.*	128	3,994
Medivation, Inc.*	51	3,810
Medicis Pharmaceutical Corp. — Class A	98	3,683
Centene Corp.*	74	3,624
Onyx Pharmaceuticals, Inc.*	95	3,579
Zoll Medical Corp.*	37	3,426
Ariad Pharmaceuticals, Inc.*	203	3,237
Viropharma, Inc.*	107	3,217
Questcor Pharmaceuticals, Inc.*	84	3,160
Vivus, Inc.*	138	3,086
Haemonetics Corp.*	44	3,066
Seattle Genetics, Inc.*	147	2,996
HealthSouth Corp.*	145	2,969
Owens & Minor, Inc.	94	2,858
STERIS Corp.	88	2,782
Alkermes plc*	145	2,690
Incyte Corporation Ltd.*	133	2,567
Align Technology, Inc.*	92	2,535
Quality Systems, Inc.	57	2,492
Chemed Corp.	39	2,444
PAREXEL International Corp.*	89	2,401
Impax Laboratories, Inc.*	96	2,360
Par Pharmaceutical Companies, Inc.*	58	2,246

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Health Care — 4.5% (continued)
Volcano Corp.*	79	$2,239
West Pharmaceutical Services, Inc.	52	2,212
Magellan Health Services, Inc.*	45	2,196
Theravance, Inc.*	110	2,145
PSS World Medical, Inc.*	80	2,027
MAKO Surgical Corp.*	45	1,896
Pharmacyclics, Inc.*	67	1,860
Masimo Corp.*	77	1,800
Jazz Pharmaceuticals plc*	35	1,696
Medicines Co.*	79	1,586
Immunogen, Inc.*	109	1,569
Halozyme Therapeutics, Inc.*	122	1,557
Cyberonics, Inc.*	39	1,487
Molina Healthcare, Inc.*	44	1,480
Acorda Therapeutics, Inc.*	55	1,460
MWI Veterinary Supply, Inc.*	16	1,408
CONMED Corp.	47	1,404
Amsurg Corp. — Class A*	50	1,399
Luminex Corp.*	59	1,378
Auxilium Pharmaceuticals, Inc.*	73	1,356
PDL BioPharma, Inc.	213	1,353
Isis Pharmaceuticals, Inc.*	154	1,351
Nektar Therapeutics*	169	1,338
NxStage Medical, Inc.*	67	1,291
Accretive Health, Inc.*	64	1,277
Insulet Corp.*	66	1,263
InterMune, Inc.*	86	1,262
Neogen Corp.*	32	1,250
Air Methods Corp.*	14	1,222
Meridian Bioscience, Inc.	61	1,182
Hanger Orthopedic Group, Inc.*	54	1,180
Integra LifeSciences Holdings Corp.*	33	1,145
Dynavax Technologies Corp.*	226	1,144
Endologix, Inc.*	78	1,143
Momenta Pharmaceuticals, Inc.*	74	1,134
Arthrocare Corp.*	42	1,128
Spectrum Pharmaceuticals, Inc.*	88	1,111
ABIOMED, Inc.*	50	1,110
NuVasive, Inc.*	65	1,095
Analogic Corp.	16	1,081
DexCom, Inc.*	102	1,064
Wright Medical Group, Inc.*	55	1,063
Exelixis, Inc.*	197	1,020
Akorn, Inc.*	87	1,018
Ironwood Pharmaceuticals, Inc. — Class A*	76	1,012
Landauer, Inc.	19	1,007
Medidata Solutions, Inc.*	37	986
HeartWare International, Inc.*	15	985
Exact Sciences Corp.*	88	982
Orthofix International N.V.*	26	977
Abaxis, Inc.*	33	961
MedAssets, Inc.*	73	961
Team Health Holdings, Inc.*	46	946
Cantel Medical Corp.	37	928
Optimer Pharmaceuticals, Inc.*	66	917

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Health Care — 4.5% (continued)
Bio-Reference Labs, Inc.*	39	$917
Emeritus Corp.*	51	901
OraSure Technologies, Inc.*	77	885
NPS Pharmaceuticals, Inc.*	129	882
Quidel Corp.*	48	882
Rigel Pharmaceuticals, Inc.*	108	869
Idenix Pharmaceuticals, Inc.*	88	862
Greatbatch, Inc.*	35	858
IPC The Hospitalist Company, Inc.*	23	849
ICU Medical, Inc.*	17	836
Omnicell, Inc.*	54	821
Ensign Group, Inc.	30	815
Merit Medical Systems, Inc.*	65	807
Invacare Corp.	48	795
Accuray, Inc.*	112	791
Opko Health, Inc.*	161	762
Hi-Tech Pharmacal Company, Inc.*	21	755
Computer Programs & Systems, Inc.	13	735
Conceptus, Inc.*	51	733
National Healthcare Corp.	16	729
Kindred Healthcare, Inc.*	80	691
Arena Pharmaceuticals, Inc.*	222	682
Achillion Pharmaceuticals, Inc.*	71	680
Alnylam Pharmaceuticals, Inc.*	61	675
Genomic Health, Inc.*	22	673
Affymax, Inc.*	57	669
AVANIR Pharmaceuticals, Inc. — Class A*	192	657
Triple-S Management Corp. — Class B*	28	647
Metropolitan Health Networks, Inc.*	69	647
AVEO Pharmaceuticals, Inc.*	52	645
Amedisys, Inc.*	44	636
PharMerica Corp.*	51	634
Staar Surgical Co.*	58	628
Sequenom, Inc.*	153	623
Neurocrine Biosciences, Inc.*	76	606
AMAG Pharmaceuticals, Inc.*	37	589
Arqule, Inc.*	84	589
Curis, Inc.*	120	578
Spectranetics Corp.*	55	572
eResearchTechnology, Inc.*	72	563
Emergent Biosolutions, Inc.*	35	560
Corvel Corp.*	14	558
HealthStream, Inc.*	24	557
Sunrise Senior Living, Inc.*	88	556
Natus Medical, Inc.*	46	549
Keryx Biopharmaceuticals, Inc.*	109	543
Tornier N.V.*	21	540
Universal American Corp.	50	539
ExamWorks Group, Inc.*	43	534
Assisted Living Concepts, Inc. — Class A	32	532
Transcend Services, Inc.*	18	528
MModal, Inc.*	50	528
Kensey Nash Corp.	18	527
MAP Pharmaceuticals, Inc.*	36	517

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Health Care — 4.5% (continued)
Ligand Pharmaceuticals, Inc. — Class B*	32	$510
Clovis Oncology, Inc.*	20	509
Depomed, Inc.*	81	507
Obagi Medical Products, Inc.*	37	496
Select Medical Holdings Corp.*	64	492
ZIOPHARM Oncology, Inc.*	90	486
Lexicon Pharmaceuticals, Inc.*	261	485
Ardea Biosciences, Inc.*	22	479
Merge Healthcare, Inc.*	81	474
Vanguard Health Systems, Inc.*	48	473
Raptor Pharmaceutical Corp.*	69	466
AngioDynamics, Inc.*	38	466
Progenics Pharmaceuticals, Inc.*	47	465
Santarus, Inc.*	79	462
Navidea Biopharmaceuticals, Inc.*	140	459
Affymetrix, Inc.*	105	448
LHC Group, Inc.*	24	445
ISTA Pharmaceuticals, Inc.*	49	441
Gentiva Health Services, Inc.*	50	437
BioScrip, Inc.*	64	435
Antares Pharma, Inc.*	132	426
Enzon Pharmaceuticals, Inc.*	62	424
Capital Senior Living Corp.*	44	407
Unilife Corp.*	99	402
SurModics, Inc.*	26	400
Infinity Pharmaceuticals, Inc.*	33	395
Sangamo Biosciences, Inc.*	80	392
Healthways, Inc.*	52	383
Cell Therapeutics, Inc.*	294	382
Vical, Inc.*	112	381
Furiex Pharmaceuticals, Inc.*	16	378
US Physical Therapy, Inc.	16	369
Symmetry Medical, Inc.*	52	368
IRIS International, Inc.*	27	365
AMN Healthcare Services, Inc.*	60	364
Immunomedics, Inc.*	98	356
National Research Corp.	8	344
Geron Corp.*	192	324
Cynosure, Inc. — Class A*	18	321
Celldex Therapeutics, Inc.*	63	321
RTI Biologics, Inc.*	86	318
AVI BioPharma, Inc.*	204	314
Providence Service Corp.*	20	310
Sciclone Pharmaceuticals, Inc.*	49	309
Palomar Medical Technologies, Inc.*	33	308
Cambrex Corp.*	44	308
Array Biopharma, Inc.*	88	300
MannKind Corp.*	121	299
Cerus Corp.*	71	285
Maxygen, Inc.*	49	281
Solta Medical, Inc.*	92	279
Cadence Pharmaceuticals, Inc.*	75	278
Pozen, Inc.*	46	276
Sun Healthcare Group, Inc.*	40	274
Medtox Scientific, Inc.*	16	270
OncoGenex Pharmaceutical, Inc.*	20	266
Oncothyreon, Inc.*	60	262

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Health Care — 4.5% (continued)
XenoPort, Inc.*	58	$261
Skilled Healthcare Group, Inc. — Class A*	32	245
Nymox Pharmaceutical Corp.*	30	241
Dusa Pharmaceuticals, Inc.*	38	238
Vascular Solutions, Inc.*	22	237
Synergetics USA, Inc.*	36	234
Corcept Therapeutics, Inc.*	59	232
Rockwell Medical Technologies, Inc.*	24	227
CryoLife, Inc.*	43	227
Dyax Corp.*	145	226
Savient Pharmaceuticals, Inc.*	103	225
Delcath Systems, Inc.*	71	223
Chelsea Therapeutics International Ltd.*	87	223
Pain Therapeutics, Inc.*	62	223
BioCryst Pharmaceuticals, Inc.*	46	222
Five Star Quality Care, Inc.*	65	222
Hansen Medical, Inc.*	73	219
AtriCure, Inc.*	22	219
Cross Country Healthcare, Inc.*	42	210
Targacept, Inc.*	41	210
Almost Family, Inc.*	8	208
Orexigen Therapeutics, Inc.*	50	205
Fluidigm Corp.*	13	204
Sagent Pharmaceuticals, Inc.*	11	197
Exactech, Inc.*	12	190
Alphatec Holdings, Inc.*	80	190
Vanda Pharmaceuticals, Inc.*	39	187
Young Innovations, Inc.	6	186
Allos Therapeutics, Inc.*	123	182
Cytori Therapeutics, Inc.*	73	182
Novavax, Inc.*	144	181
Aegerion Pharmaceuticals, Inc.*	13	180
Pacific Biosciences of California, Inc.*	52	178
SIGA Technologies, Inc.*	52	175
Enzo Biochem, Inc.*	63	169
Cardiovascular Systems, Inc.*	18	167
Astex Pharmaceuticals*	88	164
RadNet, Inc.*	51	162
Chindex International, Inc.*	17	162
Biotime, Inc.*	36	159
Osiris Therapeutics, Inc.*	30	154
Synta Pharmaceuticals Corp.*	34	148
Metabolix, Inc.*	52	147
Insmed, Inc.*	40	145
Zalicus, Inc.*	116	139
Biolase Technology, Inc.*	51	139
Codexis, Inc.*	38	139
GTx, Inc.*	36	139
Medical Action Industries, Inc.*	24	137
Amicus Therapeutics, Inc.*	26	137
Harvard Bioscience, Inc.*	33	129
Biospecifics Technologies Corp.*	8	127
Endocyte, Inc.*	24	120
BG Medicine, Inc.*	17	119

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Health Care — 4.5% (continued)
Sucampo Pharmaceuticals, Inc. — Class A*	16	$119
Nabi Biopharmaceuticals*	64	119
Anacor Pharmaceuticals, Inc.*	20	118
CardioNet, Inc.*	38	117
Cleveland Biolabs, Inc.*	46	113
Biosante Pharmaceuticals, Inc.*	166	113
Sunesis Pharmaceuticals, Inc.*	39	112
KV Pharmaceutical Co. — Class A*	81	107
Ampio Pharmaceuticals, Inc.*	31	106
Lannett Company, Inc.*	24	100
Durect Corp.*	125	100
Albany Molecular Research, Inc.*	36	97
Cornerstone Therapeutics, Inc.*	16	95
NewLink Genetics Corp.*	10	92
Uroplasty, Inc.*	30	90
PharmAthene, Inc.*	50	89
Epocrates, Inc.*	10	86
Anthera Pharmaceuticals, Inc.*	38	84
Pacira Pharmaceuticals, Inc.*	7	81
Trius Therapeutics, Inc.*	15	80
Columbia Laboratories, Inc.*	113	80
Bacterin International Holdings, Inc.*	33	80
Acura Pharmaceuticals, Inc.*	21	73
Pernix Therapeutics Holdings*	8	72
BioMimetic Therapeutics, Inc.*	27	67
Transcept Pharmaceuticals, Inc.*	6	63
Peregrine Pharmaceuticals, Inc.*	116	63
Zeltiq Aesthetics, Inc.*	10	62
Alimera Sciences, Inc.*	18	61
Zogenix, Inc.*	30	60
Complete Genomics, Inc.*	21	59
Alliance HealthCare Services, Inc.*	37	56
DynaVox, Inc. — Class A*	18	55
Horizon Pharma, Inc.*	11	46
Stereotaxis, Inc.*	63	41
Neostem, Inc.*	81	31

Total Health Care		235,940

Energy — 2.3%
World Fuel Services Corp.	105	4,304
Lufkin Industries, Inc.	51	4,114
Rosetta Resources, Inc.*	82	3,997
Energy XXI Bermuda Ltd.*	109	3,935
Kodiak Oil & Gas Corp.*	391	3,893
Berry Petroleum Co. — Class A	81	3,818
CVR Energy, Inc.*	137	3,665
Dril-Quip, Inc.*	52	3,381
Key Energy Services, Inc.*	188	2,905
Helix Energy Solutions Group, Inc.*	161	2,866
Oasis Petroleum, Inc.*	90	2,775
Bristow Group, Inc.	55	2,625
Golar LNG Ltd.	58	2,208
Stone Energy Corp.*	76	2,173
Swift Energy Co.*	68	1,974
Northern Oil and Gas, Inc.*	94	1,950
Gulfport Energy Corp.*	66	1,922
Cheniere Energy, Inc.*	126	1,887

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Energy — 2.3% (continued)
Gulfmark Offshore, Inc. — Class A*	41	$1,884
Bill Barrett Corp.*	72	1,873
SemGroup Corp. — Class A*	64	1,865
Hornbeck Offshore Services, Inc.*	43	1,807
Carrizo Oil & Gas, Inc.*	62	1,752
Western Refining, Inc.	85	1,600
Clean Energy Fuels Corp.*	75	1,596
Approach Resources, Inc.*	43	1,589
McMoRan Exploration Co.*	144	1,541
Cloud Peak Energy, Inc.*	96	1,528
ION Geophysical Corp.*	195	1,258
Exterran Holdings, Inc.*	95	1,253
Petroleum Development Corp.*	32	1,187
Apco Oil and Gas International, Inc.	17	1,159
Comstock Resources, Inc.*	73	1,156
Newpark Resources, Inc.*	140	1,147
Contango Oil & Gas Co.*	19	1,119
Nordic American Tankers Ltd.	70	1,112
Tetra Technologies, Inc.*	118	1,112
Targa Resources Corp.	24	1,091
Magnum Hunter Resources Corp.*	165	1,058
W&T Offshore, Inc.	50	1,054
GeoResources, Inc.*	32	1,048
Parker Drilling Co.*	171	1,021
Ship Finance International Ltd.	64	979
Patriot Coal Corp.*	141	880
Crosstex Energy, Inc.	62	877
Hercules Offshore, Inc.*	173	818
Goodrich Petroleum Corp.*	43	818
Energy Partners Ltd.*	48	797
Pioneer Drilling Co.*	89	783
Vaalco Energy, Inc.*	81	765
Resolute Energy Corp.*	65	740
Rentech, Inc.*	339	705
Endeavour International Corp.*	59	699
Basic Energy Services, Inc.*	38	659
Gulf Island Fabrication, Inc.	22	644
Heckmann Corp.*	147	634
OYO Geospace Corp.*	6	632
Matrix Service Co.*	45	630
Frontline Ltd.	81	623
BPZ Resources, Inc.*	151	609
Tesco Corp.*	42	596
Overseas Shipholding Group, Inc.	45	568
Venoco, Inc.*	52	564
Knightsbridge Tankers Ltd.	38	546
Petroquest Energy, Inc.*	88	540
Rex Energy Corp.*	49	523
Dawson Geophysical Co.*	15	515
ATP Oil & Gas Corp.*	66	485
Cal Dive International, Inc.*	146	482
Triangle Petroleum Corp.*	67	462
Uranium Energy Corp.*	112	437
FX Energy, Inc.*	80	435
Teekay Tankers Ltd. — Class A	69	419
Vantage Drilling Co.*	260	416
C&J Energy Services, Inc.*	23	409
Clayton Williams Energy, Inc.*	5	397

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Energy — 2.3% (continued)
Abraxas Petroleum Corp.*	122	$381
PHI, Inc.*	16	370
Green Plains Renewable Energy, Inc.*	34	367
Warren Resources, Inc.*	112	365
Harvest Natural Resources, Inc.*	51	361
Mitcham Industries, Inc.*	16	359
Delek US Holdings, Inc.	23	357
Callon Petroleum Co.*	55	346
Global Geophysical Services, Inc.*	31	329
Penn Virginia Corp.	70	319
James River Coal Co.*	58	297
Hyperdynamics Corp.*	230	297
Scorpio Tankers, Inc.*	41	289
KiOR, Inc. — Class A*	21	281
Solazyme, Inc.*	19	278
Gastar Exploration Ltd.*	89	266
Uranerz Energy Corp.*	95	239
Panhandle Oil and Gas, Inc. — Class A	8	236
Evolution Petroleum Corp.*	23	214
Natural Gas Services Group, Inc.*	16	211
Miller Energy Resources, Inc.*	50	211
Ur-Energy, Inc.*	158	193
USEC, Inc.*	178	189
Willbros Group, Inc.*	56	181
Voyager Oil & Gas, Inc.*	74	180
Westmoreland Coal Co.*	16	179
Union Drilling, Inc.*	28	156
Crimson Exploration, Inc.*	36	149
Gevo, Inc.*	16	147
Alon USA Energy, Inc.	16	145
Zion Oil & Gas, Inc.*	53	140
Amyris, Inc.*	26	135
Syntroleum Corp.*	130	125
Uranium Resources, Inc.*	136	124
Houston American Energy Corp.*	23	120
GMX Resources, Inc.*	93	118
DHT Holdings, Inc.	103	99
CAMAC Energy, Inc.*	88	88
RigNet, Inc.*	5	88
L&L Energy, Inc.*	31	76
Hallador Energy Co.	8	71
Geokinetics, Inc.*	20	35

Total Energy		117,399

Materials — 1.7%
Coeur d’Alene Mines Corp.*	139	3,300
Sensient Technologies Corp.	79	3,001
NewMarket Corp.	15	2,811
Olin Corp.	125	2,719
HB Fuller Co.	78	2,561
Chemtura Corp.*	150	2,547
Eagle Materials, Inc.	64	2,224
Buckeye Technologies, Inc.	65	2,208
Stillwater Mining Co.*	170	2,149
Innophos Holdings, Inc.	40	2,005
PolyOne Corp.	138	1,987
Hecla Mining Co.	422	1,950
Louisiana-Pacific Corp.*	204	1,907

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Materials — 1.7% (continued)
Minerals Technologies, Inc.	29	$1,897
Georgia Gulf Corp.*	52	1,814
Worthington Industries, Inc.	88	1,689
Schweitzer-Mauduit International, Inc.	23	1,588
Thompson Creek Metals Company, Inc.*	231	1,561
SunCoke Energy, Inc.*	104	1,478
Globe Specialty Metals, Inc.	97	1,442
Balchem Corp.	46	1,392
OM Group, Inc.*	50	1,376
Boise, Inc.	166	1,363
LSB Industries, Inc.*	35	1,362
Calgon Carbon Corp.*	86	1,342
Deltic Timber Corp.	21	1,329
A. Schulman, Inc.	49	1,324
Stepan Co.	15	1,317
Graphic Packaging Holding Co.*	237	1,308
Clearwater Paper Corp.*	39	1,295
Innospec, Inc.*	41	1,246
Kraton Performance Polymers, Inc.*	45	1,196
Texas Industries, Inc.	34	1,190
KapStone Paper and Packaging Corp.*	58	1,143
Kaiser Aluminum Corp.	24	1,134
Koppers Holdings, Inc.	29	1,118
PH Glatfelter Co.	70	1,105
AMCOL International Corp.	37	1,091
TPC Group, Inc.*	24	1,061
Materion Corp.*	36	1,034
Haynes International, Inc.	16	1,014
RTI International Metals, Inc.*	42	969
Gold Resource Corp.	39	948
Quaker Chemical Corp.	23	907
Flotek Industries, Inc.*	74	889
Neenah Paper, Inc.	27	803
Myers Industries, Inc.	53	782
American Vanguard Corp.	36	781
Ferro Corp.*	130	772
Golden Star Resources Ltd.*	390	726
Century Aluminum Co.*	81	719
McEwen Mining, Inc.*	162	719
Horsehead Holding Corp.*	63	718
Wausau Paper Corp.	74	694
Hawkins, Inc.	18	670
Jaguar Mining, Inc.*	130	607
Zoltek Companies, Inc.*	45	509
Zep, Inc.	34	490
Omnova Solutions, Inc.*	64	432
Universal Stainless & Alloy*	10	427
Headwaters, Inc.*	98	410
Paramount Gold and Silver Corp.*	180	407
Olympic Steel, Inc.	16	384
Golden Minerals Co.*	42	354
Noranda Aluminum Holding Corp.	35	349
General Moly, Inc.*	102	342
Vista Gold Corp.*	103	323

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Materials — 1.7% (continued)
FutureFuel Corp.	27	$296
Landec Corp.*	45	294
AEP Industries, Inc.*	8	278
AM Castle & Co.*	22	278
Metals USA Holdings Corp.*	18	259
Spartech Corp.*	51	249
KMG Chemicals, Inc.	12	217
STR Holdings, Inc.*	44	213
Midway Gold Corp.*	130	186
Senomyx, Inc.*	65	178
Revett Minerals, Inc.*	40	167
NL Industries, Inc.	10	149
US Energy Corp.*	38	120
Handy & Harman Ltd.*	5	72
United States Lime & Minerals, Inc.*	1	60
Verso Paper Corp.*	26	49

Total Materials		87,774

Consumer Staples — 1.3%
Nu Skin Enterprises, Inc. — Class A	79	4,576
TreeHouse Foods, Inc.*	58	3,451
United Natural Foods, Inc.*	71	3,313
Casey’s General Stores, Inc.	58	3,216
Darling International, Inc.*	177	3,083
Harris Teeter Supermarkets, Inc.*	75	3,008
Hain Celestial Group, Inc.*	57	2,497
Pricesmart, Inc.	27	1,966
Sanderson Farms, Inc.	36	1,909
Fresh Market, Inc.*	39	1,870
Boston Beer Company, Inc. — Class A*	17	1,816
Snyders-Lance, Inc.	69	1,784
Lancaster Colony Corp.	25	1,662
B&G Foods, Inc. — Class A	70	1,576
Rite Aid Corp.*	887	1,543
Universal Corp.	33	1,537
Elizabeth Arden, Inc.*	38	1,329
Andersons, Inc.	27	1,315
Fresh Del Monte Produce, Inc.	56	1,279
Prestige Brands Holdings, Inc.*	73	1,276
Vector Group Ltd.	69	1,223
J&J Snack Foods Corp.	22	1,154
Tootsie Roll Industries, Inc.	44	1,015
WD-40 Co.	22	997
Cal-Maine Foods, Inc.	24	918
Weis Markets, Inc.	21	916
Spectrum Brands Holdings, Inc.*	21	734
Central Garden and Pet Co. — Class A*	74	713
Diamond Foods, Inc.	31	707
Pilgrim’s Pride Corp.*	93	694
Spartan Stores, Inc.	34	616
Smart Balance, Inc.*	87	575
Chiquita Brands International, Inc.*	65	571
Central European Distribution Corp.*	108	552
Star Scientific, Inc.*	163	535

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Consumer Staples — 1.3% (continued)
Dole Food Company, Inc.*	52	$519
Coca-Cola Bottling Company Consolidated	8	501
Nash Finch Co.	17	483
Alliance One International, Inc.*	128	483
Village Super Market, Inc. — Class A	15	474
Pantry, Inc.*	35	455
Ingles Markets, Inc. — Class A	24	423
Seneca Foods Corp. — Class A*	16	421
Calavo Growers, Inc.	15	402
Susser Holdings Corp.*	15	385
Medifast, Inc.*	22	384
USANA Health Sciences, Inc.*	10	373
Chefs’ Warehouse, Inc.*	16	370
Inter Parfums, Inc.	23	361
Revlon, Inc. — Class A*	20	345
National Beverage Corp.*	17	273
Nutraceutical International Corp.*	18	262
Omega Protein Corp.*	34	259
Nature’s Sunshine Products, Inc.*	16	256
Limoneira Co.	15	253
Alico, Inc.	8	185
Female Health Co.	33	179
Synutra International, Inc.*	30	176
Schiff Nutrition International, Inc.*	14	172
Craft Brew Alliance, Inc.*	20	153
Oil-Dri Corporation of America	6	128
Griffin Land & Nurseries, Inc.	4	106
Imperial Sugar Co.	19	89
Harbinger Group, Inc.*	17	88
Farmer Brothers Co.*	8	87
MGP Ingredients, Inc.	15	81
Lifeway Foods, Inc.*	8	74
Primo Water Corp.*	25	49

Total Consumer Staples		65,175

Utilities — 1.2%
Cleco Corp.	92	3,647
Piedmont Natural Gas Company, Inc.	112	3,479
WGL Holdings, Inc.	81	3,297
IDACORP, Inc.	73	3,002
Southwest Gas Corp.	68	2,906
New Jersey Resources Corp.	63	2,808
Portland General Electric Co.	112	2,798
UIL Holdings Corp.	74	2,572
South Jersey Industries, Inc.	48	2,402
PNM Resources, Inc.	131	2,397
Atlantic Power Corp.	168	2,325
Unisource Energy Corp.	61	2,231
Avista Corp.	87	2,226
El Paso Electric Co.	64	2,079
Northwest Natural Gas Co.	45	2,043
NorthWestern Corp.	57	2,021
Allete, Inc.	48	1,992
Black Hills Corp.	55	1,844
CH Energy Group, Inc.	25	1,668
MGE Energy, Inc.	33	1,465
Empire District Electric Co.	65	1,323

	Shares	Value
COMMON STOCKS† — 36.2% (continued)
Utilities — 1.2% (continued)
Laclede Group, Inc.	32	$1,249
California Water Service Group	68	1,239
Otter Tail Corp.	57	1,237
American States Water Co.	32	1,156
Central Vermont Public Service Corp.	23	810
Chesapeake Utilities Corp.	18	740
Ormat Technologies, Inc.	29	584
SJW Corp.	24	579
Unitil Corp.	20	537
Connecticut Water Service, Inc.	17	481
Middlesex Water Co.	25	472
York Water Co.	16	277
Consolidated Water Company Ltd.	27	214
Genie Energy Ltd. — Class B	22	213
Artesian Resources Corp. — Class A	9	169
Cadiz, Inc.*	16	147
Dynegy, Inc. — Class A*	152	85

Total Utilities		60,714

Telecommunication Services — 0.3%
AboveNet, Inc.*	32	2,650
Cogent Communications Group, Inc.*	71	1,355
Cincinnati Bell, Inc.*	302	1,215
Consolidated Communications Holdings, Inc.	44	864
Leap Wireless International, Inc.*	90	785
Premiere Global Services, Inc.*	80	723
General Communication, Inc. — Class A*	71	619
Iridium Communications, Inc.*	66	578
Neutral Tandem, Inc.*	46	561
SureWest Communications	22	496
USA Mobility, Inc.	34	474
Vonage Holdings Corp.*	213	471
Atlantic Tele-Network, Inc.	12	436
NTELOS Holdings Corp.	21	435
8x8, Inc.*	91	382
Cbeyond, Inc.*	46	368
Shenandoah Telecommunications Co.	32	357
Towerstream Corp.*	64	304
inContact, Inc.*	50	279
HickoryTech Corp.	22	227
Lumos Networks Corp.	21	226
IDT Corp. — Class B	22	205
Alaska Communications Systems Group, Inc.	66	203
ORBCOMM, Inc.*	51	196
Fairpoint Communications, Inc.*	38	143
Globalstar, Inc.*	156	109
Boingo Wireless, Inc.*	7	85

Total Telecommunication Services		14,746

Total Common Stocks (Cost $1,410,923)		1,884,312

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
WARRANTS†† — 0.0%
Magnum Hunter Resources Corp. $10.50, 08/16/13	6	$—

Total Warrants (Cost $—)		—

RIGHTS†† — 0.0%
DHT Holdings, Inc. Expires 05/01/12*	103	27

Total Rights (Cost $22)		27

	Face Amount
REPURCHASE AGREEMENTS††,1 — 71.2%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$1,918,774	1,918,774
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	889,262	889,262
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	889,262	889,262

Total Repurchase Agreements (Cost $3,697,298)		3,697,298

Total Investments — 107.4% (Cost $5,108,243)		$5,581,637

Other Assets & Liabilities, net — (7.4)%		(386,437)

Total Net Assets — 100.0%		$5,195,200

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $2,435,643)	2,933	$(5,554)
Goldman Sachs International April 2012 Russell 2000 Index Swap, Terminating 04/27/12 [3] (Notional Value $420,717)	507	(7,822)
Credit Suisse Capital, LLC April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $4,102,289)	4,941	(9,398)
Morgan Stanley Capital Services, Inc. April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $1,534,801)	1,849	(17,111)

(Total Notional Value $8,493,450)		$(39,885)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.2%
Information Technology — 10.0%
Apple, Inc.*	1,155	$692,387
International Business Machines Corp.	1,435	299,412
Microsoft Corp.	9,255	298,473
Google, Inc. — Class A*	310	198,784
Intel Corp.	6,192	174,056
QUALCOMM, Inc.	2,097	142,638
Oracle Corp.	4,852	141,483
Cisco Systems, Inc.	6,674	141,155
EMC Corp.*	2,540	75,896
Visa, Inc. — Class A	619	73,041
Hewlett-Packard Co.	2,450	58,384
Mastercard, Inc. — Class A	130	54,670
eBay, Inc.*	1,421	52,421
Accenture plc — Class A	799	51,536
Texas Instruments, Inc.	1,418	47,659
Automatic Data Processing, Inc.	608	33,556
Dell, Inc.*	1,890	31,374
Cognizant Technology Solutions Corp. — Class A*	379	29,164
Salesforce.com, Inc.*	173	26,731
Corning, Inc.	1,884	26,526
Broadcom Corp. — Class A*	609	23,934
Yahoo!, Inc.*	1,503	22,876
Intuit, Inc.	369	22,188
Adobe Systems, Inc.*	611	20,963
NetApp, Inc.*	455	20,370
Applied Materials, Inc.	1,602	19,929
TE Connectivity Ltd.	531	19,514
Motorola Solutions, Inc.	368	18,705
Citrix Systems, Inc.*	228	17,991
Symantec Corp.*	904	16,905
Altera Corp.	399	15,888
Analog Devices, Inc.	372	15,029
Juniper Networks, Inc.*	654	14,964
SanDisk Corp.*	297	14,728
Red Hat, Inc.*	240	14,374
Teradata Corp.*	207	14,107
F5 Networks, Inc.*	102	13,766
Western Union Co.	766	13,482
Xerox Corp.	1,651	13,340
Motorola Mobility Holdings, Inc.*	329	12,910
CA, Inc.	451	12,430
Paychex, Inc.	397	12,303
Amphenol Corp. — Class A	202	12,074
Autodesk, Inc.*	284	12,019
Western Digital Corp.*	288	11,920
Xilinx, Inc.	325	11,840
Fiserv, Inc.*	168	11,658
NVIDIA Corp.*	751	11,558
KLA-Tencor Corp.	205	11,156
Micron Technology, Inc.*	1,224	9,914
Linear Technology Corp.	285	9,605
Fidelity National Information Services, Inc.	289	9,572
Microchip Technology, Inc.	239	8,891
BMC Software, Inc.*	204	8,193
Akamai Technologies, Inc.*	216	7,927

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Information Technology — 10.0% (continued)
VeriSign, Inc.	194	$7,438
Electronic Arts, Inc.*	413	6,806
Harris Corp.	144	6,492
LSI Corp.*	703	6,102
Computer Sciences Corp.	195	5,838
Advanced Micro Devices, Inc.*	726	5,823
Jabil Circuit, Inc.	227	5,702
FLIR Systems, Inc.	195	4,935
Molex, Inc.	171	4,809
Total System Services, Inc.	196	4,522
SAIC, Inc.*	341	4,501
Novellus Systems, Inc.*	89	4,442
JDS Uniphase Corp.*	288	4,173
Teradyne, Inc.*	229	3,868
Lexmark International, Inc. — Class A	87	2,892

Total Information Technology		3,234,712

Financials — 7.3%
Wells Fargo & Co.	6,536	223,138
JPMorgan Chase & Co.	4,728	217,393
Berkshire Hathaway, Inc. — Class B*	2,175	176,501
Citigroup, Inc.	3,632	132,750
Bank of America Corp.	13,295	127,233
Goldman Sachs Group, Inc.	611	75,990
U.S. Bancorp	2,364	74,892
American Express Co.	1,254	72,556
Simon Property Group, Inc.	383	55,795
MetLife, Inc.	1,314	49,078
PNC Financial Services Group, Inc.	655	42,240
Capital One Financial Corp.	689	38,405
Morgan Stanley	1,885	37,021
Prudential Financial, Inc.	579	36,703
Bank of New York Mellon Corp.	1,494	36,051
American Tower Corp. — Class A	490	30,879
ACE Ltd.	416	30,451
Travelers Companies, Inc.	486	28,771
State Street Corp.	602	27,391
BB&T Corp.	863	27,089
Aflac, Inc.	578	26,582
BlackRock, Inc. — Class A	128	26,227
Public Storage	172	23,765
CME Group, Inc. — Class A	82	23,725
Equity Residential	370	23,169
Chubb Corp.	335	23,152
Discover Financial Services	658	21,938
Marsh & McLennan Companies, Inc.	668	21,904
Franklin Resources, Inc.	175	21,705
American International Group, Inc.*	667	20,563
Ventas, Inc.	360	20,556
ProLogis, Inc.	569	20,495
Allstate Corp.	621	20,443
T. Rowe Price Group, Inc.	310	20,243
HCP, Inc.	511	20,164
Aon plc	401	19,673
Charles Schwab Corp.	1,343	19,299

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Financials — 7.3% (continued)
Vornado Realty Trust	229	$19,282
Boston Properties, Inc.	183	19,213
Progressive Corp.	753	17,455
AvalonBay Communities, Inc.	116	16,397
Fifth Third Bancorp	1,143	16,059
SunTrust Banks, Inc.	662	16,001
Ameriprise Financial, Inc.	277	15,825
Weyerhaeuser Co.	712	15,607
Loews Corp.	379	15,110
Invesco Ltd.	548	14,615
Northern Trust Corp.	304	14,425
Host Hotels & Resorts, Inc.	873	14,335
Health Care REIT, Inc.	260	14,290
M&T Bank Corp.	154	13,380
IntercontinentalExchange, Inc.*	90	12,368
Hartford Financial Services Group, Inc.	547	11,531
Regions Financial Corp.	1,746	11,506
Principal Financial Group, Inc.	369	10,889
Moody’s Corp.	249	10,483
KeyCorp	1,185	10,073
SLM Corp.	631	9,945
Kimco Realty Corp.	504	9,707
NYSE Euronext	322	9,663
Lincoln National Corp.	361	9,516
Unum Group	359	8,788
XL Group plc — Class A	394	8,546
Plum Creek Timber Company, Inc.	198	8,229
CBRE Group, Inc. — Class A*	410	8,184
Comerica, Inc.	246	7,961
Huntington Bancshares, Inc.	1,073	6,921
Cincinnati Financial Corp.	196	6,764
Torchmark Corp.	130	6,481
Leucadia National Corp.	247	6,447
People’s United Financial, Inc.	442	5,852
Genworth Financial, Inc. — Class A*	609	5,067
Zions Bancorporation	226	4,850
Hudson City Bancorp, Inc.	650	4,752
Assurant, Inc.	111	4,496
Legg Mason, Inc.	152	4,245
NASDAQ OMX Group, Inc.*	156	4,040
Apartment Investment & Management Co. — Class A	150	3,962
E*Trade Financial Corp.*	310	3,395
First Horizon National Corp.	318	3,301
Federated Investors, Inc. — Class B	114	2,555

Total Financials		2,356,441

Health Care — 5.6%
Johnson & Johnson	3,397	224,067
Pfizer, Inc.	9,341	211,667
Merck & Company, Inc.	3,773	144,883
Abbott Laboratories	1,953	119,699
UnitedHealth Group, Inc.	1,291	76,092
Bristol-Myers Squibb Co.	2,091	70,571
Amgen, Inc.	983	66,835
Eli Lilly & Co.	1,266	50,982
Medtronic, Inc.	1,291	50,595

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Health Care — 5.6% (continued)
Gilead Sciences, Inc.*	938	$45,821
Celgene Corp.*	545	42,248
Baxter International, Inc.	692	41,368
Biogen Idec, Inc.*	297	37,413
Allergan, Inc.	381	36,359
Medco Health Solutions, Inc.*	483	33,955
Covidien plc	596	32,589
Express Scripts Holding Co.	597	32,345
WellPoint, Inc.	412	30,406
Intuitive Surgical, Inc.*	50	27,088
McKesson Corp.	300	26,330
Thermo Fisher Scientific, Inc.	454	25,597
Stryker Corp.	402	22,303
Aetna, Inc.	437	21,920
Becton Dickinson and Co.	259	20,111
Agilent Technologies, Inc.	428	19,050
Humana, Inc.	203	18,773
Cardinal Health, Inc.	424	18,279
St. Jude Medical, Inc.	399	17,680
Cigna Corp.	353	17,385
Cerner Corp.*	185	14,090
Zimmer Holdings, Inc.	216	13,884
AmerisourceBergen Corp.	320	12,698
Mylan, Inc.*	531	12,452
Perrigo Co.	120	12,397
Quest Diagnostics, Inc.	193	11,802
Laboratory Corporation of America Holdings*	124	11,351
Forest Laboratories, Inc.*	324	11,240
DaVita, Inc.*	123	11,091
Life Technologies Corp.*	225	10,985
Boston Scientific Corp.*	1,798	10,752
Edwards Lifesciences Corp.*	146	10,619
Watson Pharmaceuticals, Inc.*	157	10,528
CR Bard, Inc.	99	9,773
Waters Corp.*	105	9,729
Varian Medical Systems, Inc.*	141	9,723
Hospira, Inc.*	202	7,553
CareFusion Corp.*	279	7,234
DENTSPLY International, Inc.	180	7,223
Coventry Health Care, Inc.	172	6,118
PerkinElmer, Inc.	137	3,789
Patterson Companies, Inc.	112	3,741
Tenet Healthcare Corp.*	510	2,708

Total Health Care		1,803,891

Energy — 5.5%
Exxon Mobil Corp.	5,839	506,416
Chevron Corp.	2,451	262,845
ConocoPhillips	1,581	120,172
Schlumberger Ltd.	1,651	115,455
Occidental Petroleum Corp.	1,003	95,516
Anadarko Petroleum Corp.	620	48,570
Apache Corp.	480	48,211
National Oilwell Varco, Inc.	529	42,040
Halliburton Co.	1,140	37,837
EOG Resources, Inc.	329	36,552
Devon Energy Corp.	499	35,489
El Paso Corp.	955	28,221
Marathon Oil Corp.	869	27,547

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Energy — 5.5% (continued)
Spectra Energy Corp.	804	$25,366
Baker Hughes, Inc.	542	22,731
Williams Companies, Inc.	735	22,645
Hess Corp.	379	22,342
Noble Energy, Inc.	214	20,925
Chesapeake Energy Corp.	820	18,999
Marathon Petroleum Corp.	432	18,731
Valero Energy Corp.	688	17,730
Pioneer Natural Resources Co.	153	17,073
Cameron International Corp.*	305	16,113
FMC Technologies, Inc.*	294	14,823
Murphy Oil Corp.	244	13,730
Southwestern Energy Co.*	436	13,342
Noble Corp.*	309	11,579
Range Resources Corp.	199	11,570
Consol Energy, Inc.	283	9,650
Peabody Energy Corp.	333	9,644
Equities Corp.	185	8,919
Denbury Resources, Inc.*	481	8,769
Cabot Oil & Gas Corp.	260	8,104
Helmerich & Payne, Inc.	136	7,337
QEP Resources, Inc.	215	6,558
Nabors Industries Ltd.*	360	6,296
Diamond Offshore Drilling, Inc.	90	6,008
Newfield Exploration Co.*	167	5,792
Sunoco, Inc.	131	4,998
Rowan Companies, Inc.*	151	4,972
Tesoro Corp.*	169	4,536
WPX Energy, Inc.*	247	4,448
Alpha Natural Resources, Inc.*	271	4,122

Total Energy		1,772,723

Consumer Discretionary — 5.4%
McDonald’s Corp.	1,264	123,999
Comcast Corp. — Class A	3,337	100,143
Walt Disney Co.	2,218	97,104
Home Depot, Inc.	1,905	95,840
Amazon.com, Inc.*	447	90,521
Ford Motor Co.	4,707	58,790
News Corp. — Class A	2,665	52,474
Starbucks Corp.	932	52,090
NIKE, Inc. — Class B	456	49,449
Target Corp.	838	48,830
Lowe’s Companies, Inc.	1,539	48,294
Priceline.com, Inc.*	65	46,638
Time Warner, Inc.	1,204	45,451
DIRECTV — Class A*	839	41,396
Yum! Brands, Inc.	569	40,501
TJX Companies, Inc.	935	37,128
Time Warner Cable, Inc.	392	31,948
Viacom, Inc. — Class B	666	31,608
Coach, Inc.	358	27,666
Johnson Controls, Inc.	840	27,283
CBS Corp. — Class B	804	27,264
Macy’s, Inc.	514	20,421
Bed Bath & Beyond, Inc.*	293	19,271
Carnival Corp.	558	17,901
Omnicom Group, Inc.	338	17,119
McGraw — Hill Companies, Inc.	347	16,819

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Consumer Discretionary — 5.4% (continued)
VF Corp.	112	$16,350
Discovery Communications, Inc. — Class A*	322	16,293
Ross Stores, Inc.	279	16,210
Kohl’s Corp.	320	16,010
Limited Brands, Inc.	306	14,688
Ralph Lauren Corp. — Class A	84	14,644
O’Reilly Automotive, Inc.*	158	14,433
Mattel, Inc.	423	14,239
Chipotle Mexican Grill, Inc. — Class A*	34	14,212
Dollar Tree, Inc.*	150	14,174
Staples, Inc.	861	13,931
AutoZone, Inc.*	37	13,757
Harley-Davidson, Inc.	279	13,693
Starwood Hotels & Resorts Worldwide, Inc.	241	13,595
Wynn Resorts Ltd.	101	12,612
Marriott International, Inc. — Class A	332	12,566
Genuine Parts Co.	189	11,860
BorgWarner, Inc.*	134	11,302
Nordstrom, Inc.	196	10,921
Tiffany & Co.	157	10,853
The Gap, Inc.	414	10,822
CarMax, Inc.*	280	9,702
Family Dollar Stores, Inc.	147	9,302
Wyndham Worldwide Corp.	181	8,418
Best Buy Company, Inc.	350	8,288
Darden Restaurants, Inc.	160	8,186
Netflix, Inc.*	69	7,938
Whirlpool Corp.	95	7,302
Newell Rubbermaid, Inc.	356	6,340
Interpublic Group of Companies, Inc.	548	6,253
JC Penney Company, Inc.	175	6,200
International Game Technology	369	6,196
H&R Block, Inc.	359	5,913
Scripps Networks Interactive, Inc. — Class A	121	5,891
Lennar Corp. — Class A	204	5,545
Apollo Group, Inc. — Class A*	141	5,448
Hasbro, Inc.	145	5,324
DR Horton, Inc.	344	5,218
Abercrombie & Fitch Co. — Class A	101	5,011
Gannett Company, Inc.	290	4,446
TripAdvisor, Inc.*	116	4,138
Leggett & Platt, Inc.	173	3,981
Harman International Industries, Inc.	85	3,979
Cablevision Systems Corp. — Class A	270	3,964
Urban Outfitters, Inc.*	135	3,930
Expedia, Inc.	116	3,879
GameStop Corp. — Class A	167	3,647
PulteGroup, Inc.*	412	3,646
Big Lots, Inc.*	80	3,442
Goodyear Tire & Rubber Co.*	305	3,422

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Consumer Discretionary — 5.4% (continued)
Washington Post Co. — Class B	9	$3,362
Sears Holdings Corp.*	48	3,180
DeVry, Inc.	76	2,574
AutoNation, Inc.*	58	1,990

Total Consumer Discretionary		1,729,168

Consumer Staples — 5.3%
Procter & Gamble Co.	3,412	229,320
Coca-Cola Co.	2,800	207,229
Philip Morris International, Inc.	2,129	188,651
Wal-Mart Stores, Inc.	2,159	132,131
PepsiCo, Inc.	1,948	129,250
Kraft Foods, Inc. — Class A	2,191	83,281
Altria Group, Inc.	2,531	78,132
CVS Caremark Corp.	1,613	72,262
Colgate-Palmolive Co.	597	58,375
Costco Wholesale Corp.	545	49,486
Walgreen Co.	1,085	36,337
Kimberly-Clark Corp.	487	35,984
General Mills, Inc.	803	31,679
Archer-Daniels-Midland Co.	823	26,056
Lorillard, Inc.	169	21,882
Sysco Corp.	728	21,738
HJ Heinz Co.	399	21,367
Mead Johnson Nutrition Co. — Class A	250	20,620
Estee Lauder Companies, Inc. — Class A	282	17,467
Reynolds American, Inc.	417	17,280
Kroger Co.	708	17,155
Whole Foods Market, Inc.	204	16,973
Kellogg Co.	307	16,464
Sara Lee Corp.	736	15,846
ConAgra Foods, Inc.	508	13,340
Hershey Co.	191	11,714
JM Smucker Co.	143	11,634
Beam, Inc.	195	11,421
Clorox Co.	162	11,138
Dr Pepper Snapple Group, Inc.	262	10,535
Coca-Cola Enterprises, Inc.	367	10,496
Avon Products, Inc.	530	10,261
Brown-Forman Corp. — Class B	121	10,090
McCormick & Company, Inc.	166	9,035
Molson Coors Brewing Co. — Class B	191	8,643
Campbell Soup Co.	219	7,413
Tyson Foods, Inc. — Class A	361	6,913
Safeway, Inc.	330	6,669
Hormel Foods Corp.	172	5,077
Constellation Brands, Inc. — Class A*	210	4,954
Dean Foods Co.*	229	2,773
SUPERVALU, Inc.	265	1,513

Total Consumer Staples		1,698,584

Industrials — 5.2%
General Electric Co.	13,111	263,139
United Parcel Service, Inc. — Class B	1,187	95,815
United Technologies Corp.	1,127	93,473
Caterpillar, Inc.	796	84,789

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Industrials — 5.2% (continued)
3M Co.	862	$76,899
Boeing Co.	929	69,090
Union Pacific Corp.	598	64,273
Honeywell International, Inc.	960	58,608
Emerson Electric Co.	913	47,639
Deere & Co.	498	40,288
Danaher Corp.	710	39,760
FedEx Corp.	392	36,048
Illinois Tool Works, Inc.	598	34,159
General Dynamics Corp.	441	32,361
Tyco International Ltd.	574	32,247
Precision Castparts Corp.	179	30,949
Lockheed Martin Corp.	330	29,654
Cummins, Inc.	240	28,810
CSX Corp.	1,300	27,976
Norfolk Southern Corp.	410	26,990
Raytheon Co.	418	22,062
Eaton Corp.	421	20,978
PACCAR, Inc.	438	20,512
Waste Management, Inc.	572	19,996
Fastenal Co.	368	19,909
Goodrich Corp.	154	19,318
Northrop Grumman Corp.	315	19,240
WW Grainger, Inc.	77	16,540
Stanley Black & Decker, Inc.	210	16,162
Parker Hannifin Corp.	186	15,726
Ingersoll-Rand plc	372	15,382
Dover Corp.	227	14,287
Rockwell Automation, Inc.	174	13,868
CH Robinson Worldwide, Inc.	202	13,229
Cooper Industries plc	200	12,790
Fluor Corp.	210	12,608
Expeditors International of Washington, Inc.	265	12,325
Republic Services, Inc. — Class A	392	11,980
Roper Industries, Inc.	117	11,602
Rockwell Collins, Inc.	186	10,706
Textron, Inc.	349	9,713
Joy Global, Inc.	128	9,408
Stericycle, Inc.*	109	9,117
Pall Corp.	144	8,587
L-3 Communications Holdings, Inc.	117	8,280
Southwest Airlines Co.	955	7,869
Flowserve Corp.	67	7,739
Jacobs Engineering Group, Inc.*	159	7,055
Equifax, Inc.	144	6,374
Xylem, Inc.	229	6,355
Iron Mountain, Inc.	216	6,221
Masco Corp.	439	5,869
Quanta Services, Inc.*	264	5,518
Cintas Corp.	135	5,281
Robert Half International, Inc.	174	5,272
Dun & Bradstreet Corp.	55	4,660
Pitney Bowes, Inc.	247	4,343
Snap-on, Inc.	70	4,268
Avery Dennison Corp.	133	4,007
Ryder System, Inc.	63	3,326
RR Donnelley & Sons Co.	219	2,713

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Industrials — 5.2% (continued)
First Solar, Inc.*	70	$1,754

Total Industrials		1,665,916

Materials — 1.8%
EI du Pont de Nemours & Co.	1,207	63,850
Dow Chemical Co.	1,544	53,484
Monsanto Co.	660	52,642
Freeport-McMoRan Copper & Gold, Inc.	1,249	47,512
Praxair, Inc.	367	42,073
Newmont Mining Corp.	615	31,531
Air Products & Chemicals, Inc.	265	24,327
Mosaic Co.	411	22,724
Ecolab, Inc.	361	22,281
PPG Industries, Inc.	223	21,363
International Paper Co.	588	20,638
Nucor Corp.	395	16,966
Cliffs Natural Resources, Inc.	216	14,960
Alcoa, Inc.	1,415	14,178
CF Industries Holdings, Inc.	77	14,064
Sherwin-Williams Co.	113	12,280
Sigma-Aldrich Corp.	151	11,032
Airgas, Inc.	107	9,520
FMC Corp.	85	8,998
Eastman Chemical Co.	165	8,529
Ball Corp.	189	8,105
MeadWestvaco Corp.	213	6,729
Vulcan Materials Co.	156	6,666
United States Steel Corp.	209	6,138
International Flavors & Fragrances, Inc.	104	6,094
Allegheny Technologies, Inc.	130	5,352
Sealed Air Corp.	274	5,291
Owens-Illinois, Inc.*	207	4,831
Bemis Company, Inc.	130	4,198
Titanium Metals Corp.	125	1,695

Total Materials		568,051

Utilities — 1.7%
Southern Co.	1,073	48,209
Exelon Corp.	1,057	41,444
Dominion Resources, Inc.	707	36,204
Duke Energy Corp.	1,652	34,709
NextEra Energy, Inc.	514	31,395
FirstEnergy Corp.	518	23,616
American Electric Power Company, Inc.	600	23,148
PG&E Corp.	510	22,139
Consolidated Edison, Inc.	360	21,031
PPL Corp.	712	20,121
Progress Energy, Inc.	368	19,544
Public Service Enterprise Group, Inc.	632	19,346
Sempra Energy	300	17,988
Edison International	403	17,132
Xcel Energy, Inc.	604	15,988
Entergy Corp.	220	14,784
DTE Energy Co.	213	11,721
ONEOK, Inc.	130	10,616
CenterPoint Energy, Inc.	533	10,511

	Shares	Value
COMMON STOCKS† — 49.2% (continued)
Utilities — 1.7% (continued)
AES Corp.*	800	$10,456
Wisconsin Energy Corp.	282	9,921
Ameren Corp.	303	9,872
NiSource, Inc.	353	8,596
Northeast Utilities	215	7,981
CMS Energy Corp.	319	7,018
SCANA Corp.	150	6,842
Pinnacle West Capital Corp.	134	6,419
AGL Resources, Inc.	149	5,844
Pepco Holdings, Inc.	280	5,289
Integrys Energy Group, Inc.	96	5,087
TECO Energy, Inc.	265	4,651
NRG Energy, Inc.*	286	4,482

Total Utilities		532,104

Telecommunication Services — 1.4%
AT&T, Inc.	7,343	229,321
Verizon Communications, Inc.	3,517	134,455
CenturyLink, Inc.	770	29,761
Crown Castle International Corp.*	310	16,535
Sprint Nextel Corp.*	3,715	10,588
Windstream Corp.	729	8,537
Frontier Communications Corp.	1,235	5,150
MetroPCS Communications, Inc.*	363	3,274

Total Telecommunication Services		437,621

Total Common Stocks (Cost $11,727,632)		15,799,211

	Face Amount
REPURCHASE AGREEMENTS††,1 — 40.3%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	$8,025,192	8,025,192
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	2,460,714	2,460,714
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	2,460,714	2,460,714

Total Repurchase Agreements (Cost $12,946,620)		12,946,620

Total Investments — 89.5% (Cost $24,674,252)		$28,745,831

Other Assets & Liabilities, net — 10.5%		3,377,672

Total Net Assets — 100.0%		$32,123,503

	Contracts	Unrealized
		Gain
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $280,400)	4	$2,886

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $27,716,719)	19,679	$102,519
Barclays Bank plc April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $6,841,143)	4,857	25,058

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services, Inc. April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $4,966,516)	3,526	$(13,180)
Goldman Sachs International April 2012 S&P 500 Index Swap, Terminating 04/27/12 [3] (Notional Value $8,989,542)	6,383	(31,838)

(Total Notional Value $48,513,920)		$82,559

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Consumer Discretionary — 23.5%
Netflix, Inc.*	6,200	$713,247
Priceline.com, Inc.*	867	622,073
Chipotle Mexican Grill, Inc. — Class A*	1,240	518,320
O’Reilly Automotive, Inc.*	5,405	493,747
Coach, Inc.	6,371	492,351
AutoZone, Inc.*	1,319	490,404
Ross Stores, Inc.	8,430	489,783
Dollar Tree, Inc.*	4,950	467,725
Discovery Communications, Inc. — Class A*	9,066	458,739
Amazon.com, Inc.*	2,119	429,119
DIRECTV — Class A*	8,404	414,653
TJX Companies, Inc.	9,216	365,967
DeVry, Inc.	10,720	363,086
Scripps Networks Interactive, Inc. — Class A	7,450	362,741
Family Dollar Stores, Inc.	5,660	358,165
Apollo Group, Inc. — Class A*	8,498	328,363
Wynn Resorts Ltd.	2,308	288,223
Bed Bath & Beyond, Inc.*	4,350	286,100
Ralph Lauren Corp. — Class A	1,619	282,240
Yum! Brands, Inc.	3,877	275,965
McDonald’s Corp.	2,437	239,070
NIKE, Inc. — Class B	2,120	229,893
Viacom, Inc. — Class B	4,574	217,082
Tiffany & Co.	2,580	178,355
Starbucks Corp.	3,007	168,061
VF Corp.	1,100	160,578

Total Consumer Discretionary		9,694,050

Health Care — 23.0%
Medco Health Solutions, Inc.*	7,685	540,256
Celgene Corp.*	6,883	533,569
Intuitive Surgical, Inc.*	953	516,289
Biogen Idec, Inc.*	3,815	480,576
Express Scripts Holding Co.	8,613	466,652
Mylan, Inc.*	19,590	459,386
Gilead Sciences, Inc.*	8,933	436,377
Perrigo Co.	3,920	404,975
UnitedHealth Group, Inc.	6,420	378,395
CR Bard, Inc.	3,520	347,494
Laboratory Corporation of America Holdings*	3,747	343,000
Abbott Laboratories	5,400	330,966
Edwards Lifesciences Corp.*	4,480	325,830
Varian Medical Systems, Inc.*	4,614	318,181
DaVita, Inc.*	3,330	300,266
Amgen, Inc.	4,240	288,278
Zimmer Holdings, Inc.	4,390	282,189
Waters Corp.*	3,018	279,648
Life Technologies Corp.*	5,696	278,079
Baxter International, Inc.	4,580	273,792
Cerner Corp.*	3,480	265,037
Stryker Corp.	4,710	261,311
Quest Diagnostics, Inc.	4,160	254,384
St. Jude Medical, Inc.	5,690	252,124
Becton Dickinson and Co.	3,130	243,045
Allergan, Inc.	2,477	236,380

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Health Care — 23.0% (continued)
Watson Pharmaceuticals, Inc.*	3,365	$225,657
Johnson & Johnson	2,590	170,836

Total Health Care		9,492,972

Information Technology — 21.8%
Apple, Inc.*	1,237	741,544
Visa, Inc. — Class A	4,740	559,321
Salesforce.com, Inc.*	3,321	513,127
F5 Networks, Inc.*	3,740	504,751
Red Hat, Inc.*	8,051	482,175
Cognizant Technology Solutions Corp. — Class A*	6,133	471,935
Google, Inc. — Class A*	697	446,944
Broadcom Corp. — Class A*	9,464	371,936
Altera Corp.	9,271	369,171
Mastercard, Inc. — Class A	860	361,664
KLA-Tencor Corp.	6,560	356,995
QUALCOMM, Inc.	4,920	334,658
SanDisk Corp.*	6,586	326,599
Intuit, Inc.	5,428	326,386
Teradata Corp.*	4,563	310,968
NetApp, Inc.*	6,854	306,854
Citrix Systems, Inc.*	3,702	292,125
Microchip Technology, Inc.	7,740	287,928
Amphenol Corp. — Class A	4,802	287,016
Fiserv, Inc.*	3,720	258,131
Oracle Corp.	7,740	225,698
International Business Machines Corp.	1,075	224,299
Automatic Data Processing, Inc.	4,060	224,071
Xilinx, Inc.	6,010	218,944
Akamai Technologies, Inc.*	5,596	205,373

Total Information Technology		9,008,613

Industrials — 8.1%
Stericycle, Inc.*	5,143	430,161
WW Grainger, Inc.	1,444	310,186
First Solar, Inc.*	11,197	280,485
Lockheed Martin Corp.	2,980	267,783
Dun & Bradstreet Corp.	3,080	260,968
CH Robinson Worldwide, Inc.	3,900	255,411
Deere & Co.	2,932	237,198
United Parcel Service, Inc. — Class B	2,762	222,949
Pall Corp.	3,610	215,264
Union Pacific Corp.	1,901	204,319
Roper Industries, Inc.	1,840	182,454
Rockwell Automation, Inc.	2,197	175,101
Goodrich Corp.	1,329	166,710
Joy Global, Inc.	1,827	134,285

Total Industrials		3,343,274

Materials — 6.8%
Newmont Mining Corp.	7,642	391,805
Cliffs Natural Resources, Inc.	4,480	310,285
FMC Corp.	2,769	293,126
International Flavors & Fragrances, Inc.	4,482	262,644
CF Industries Holdings, Inc.	1,434	261,920
Sigma-Aldrich Corp.	3,425	250,231
Ecolab, Inc.	3,800	234,536

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Materials — 6.8% (continued)
PPG Industries, Inc.	2,400	$229,920
Sherwin-Williams Co.	2,080	226,034
Praxair, Inc.	1,670	191,449
Monsanto Co.	1,860	148,354

Total Materials		2,800,304

Consumer Staples — 5.9%
PepsiCo, Inc.	5,455	361,939
Philip Morris International, Inc.	3,997	354,174
Coca-Cola Co.	4,009	296,706
Colgate-Palmolive Co.	2,368	231,543
Hershey Co.	3,715	227,841
Mead Johnson Nutrition Co. — Class A	2,738	225,830
Kimberly-Clark Corp.	2,760	203,936
Estee Lauder Companies, Inc. — Class A	3,056	189,289
Kellogg Co.	3,274	175,585
Brown-Forman Corp. — Class B	1,963	163,695

Total Consumer Staples		2,430,538

Financials — 4.9%
IntercontinentalExchange, Inc.*	3,459	475,336
American Tower Corp. — Class A	5,407	340,749
Franklin Resources, Inc.	2,510	311,315
Aflac, Inc.	6,390	293,876
BlackRock, Inc. — Class A	1,320	270,468
T. Rowe Price Group, Inc.	2,710	176,963

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Financials — 4.9% (continued)
Ventas, Inc.	2,566	$146,519

Total Financials		2,015,226

Energy — 4.6%
Diamond Offshore Drilling, Inc.	4,350	290,363
Southwestern Energy Co.*	8,689	265,882
EOG Resources, Inc.	2,330	258,863
Pioneer Natural Resources Co.	1,976	220,502
Peabody Energy Corp.	7,282	210,887
Cameron International Corp.*	3,832	202,445
Helmerich & Payne, Inc.	3,520	189,904
Schlumberger Ltd.	2,070	144,755
Cabot Oil & Gas Corp.	3,440	107,225

Total Energy		1,890,826

Telecommunication Services — 0.9%
Crown Castle International Corp.*	7,290	388,849
Total Common Stocks (Cost $30,353,986)		41,064,652

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.9%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$384,711	384,711

Total Repurchase Agreement (Cost $384,711)		384,711

Total Investments — 100.4% (Cost $30,738,697)		$41,449,363

Other Assets & Liabilities, net — (0.4)%		(185,532)

Total Net Assets — 100.0%		$41,263,831

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Financials — 39.4%
American International Group, Inc.*	32,133	$990,659
Hartford Financial Services Group, Inc.	35,877	756,287
Genworth Financial, Inc. — Class A*	89,177	741,953
Lincoln National Corp.	25,060	660,582
Bank of America Corp.	68,807	658,482
Morgan Stanley	31,401	616,715
Citigroup, Inc.	16,414	599,932
MetLife, Inc.	14,812	553,228
Hudson City Bancorp, Inc.	74,262	542,855
Allstate Corp.	15,220	501,042
Prudential Financial, Inc.	7,841	497,041
JPMorgan Chase & Co.	10,015	460,490
Goldman Sachs Group, Inc.	3,323	413,282
SunTrust Banks, Inc.	16,730	404,364
Unum Group	15,971	390,970
XL Group plc — Class A	17,491	379,380
Capital One Financial Corp.	6,792	378,586
E*Trade Financial Corp.*	34,160	374,052
Assurant, Inc.	8,659	350,690
Principal Financial Group, Inc.	11,706	345,444
Bank of New York Mellon Corp.	14,054	339,123
Regions Financial Corp.	46,371	305,585
KeyCorp	33,079	281,172
Legg Mason, Inc.	9,939	277,596
Loews Corp.	5,910	235,632
Leucadia National Corp.	8,620	224,982
Comerica, Inc.	6,593	213,349
Ameriprise Financial, Inc.	3,682	210,353
Cincinnati Financial Corp.	6,058	209,062
PNC Financial Services Group, Inc.	3,123	201,402
ACE Ltd.	2,724	199,397
Fifth Third Bancorp	12,308	172,927
BB&T Corp.	5,374	168,690
Wells Fargo & Co.	4,720	161,141
Huntington Bancshares, Inc.	23,999	154,794
Weyerhaeuser Co.	7,036	154,229
First Horizon National Corp.	14,767	153,281
CME Group, Inc. — Class A	510	147,558
NASDAQ OMX Group, Inc.*	5,684	147,216
Torchmark Corp.	2,711	135,143
SLM Corp.	8,446	133,109
NYSE Euronext	4,292	128,803

Total Financials		14,970,578

Consumer Discretionary — 11.2%
Whirlpool Corp.	12,496	960,444
Sears Holdings Corp.*	9,202	609,632
Best Buy Company, Inc.	16,796	397,729
GameStop Corp. — Class A	17,039	372,132
Gannett Company, Inc.	23,733	363,827
Ford Motor Co.	26,628	332,584
Staples, Inc.	18,573	300,511
Washington Post Co. — Class B	753	281,298
JC Penney Company, Inc.	7,265	257,399
Johnson Controls, Inc.	5,042	163,764
AutoNation, Inc.*	3,298	113,154
Goodyear Tire & Rubber Co.*	9,282	104,144

Total Consumer Discretionary		4,256,618

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Energy — 10.0%
Valero Energy Corp.	26,655	$686,899
Marathon Oil Corp.	20,575	652,228
Marathon Petroleum Corp.	12,182	528,212
Tesoro Corp.*	18,361	492,809
Sunoco, Inc.	12,676	483,589
Murphy Oil Corp.	4,780	268,970
Hess Corp.	4,476	263,860
ConocoPhillips	2,990	227,270
Nabors Industries Ltd.*	6,150	107,564
Alpha Natural Resources, Inc.*	6,490	98,713

Total Energy		3,810,114

Information Technology — 9.4%
Computer Sciences Corp.	30,773	921,344
Jabil Circuit, Inc.	18,956	476,175
Micron Technology, Inc.*	52,459	424,918
SAIC, Inc.*	23,045	304,194
Western Digital Corp.*	7,127	294,986
Xerox Corp.	36,252	292,916
Hewlett-Packard Co.	9,876	235,345
Harris Corp.	4,223	190,373
Lexmark International, Inc. — Class A	5,220	173,513
Corning, Inc.	9,494	133,676
Dell, Inc.*	7,109	118,009

Total Information Technology		3,565,449

Consumer Staples — 8.2%
Archer-Daniels-Midland Co.	18,654	590,586
Dean Foods Co.*	41,699	504,975
Tyson Foods, Inc. — Class A	24,449	468,198
Safeway, Inc.	21,646	437,465
Kroger Co.	14,972	362,772
CVS Caremark Corp.	5,077	227,450
Walgreen Co.	6,510	218,020
Molson Coors Brewing Co. — Class B	3,480	157,470
Sysco Corp.	4,756	142,014

Total Consumer Staples		3,108,950

Health Care — 6.3%
Tenet Healthcare Corp.*	104,660	555,745
Coventry Health Care, Inc.	11,184	397,814
Cardinal Health, Inc.	8,348	359,882
AmerisourceBergen Corp.	8,934	354,501
McKesson Corp.	4,006	351,607
Cigna Corp.	4,602	226,649
PerkinElmer, Inc.	5,686	157,275

Total Health Care		2,403,473

Industrials — 6.0%
L-3 Communications Holdings, Inc.	5,203	368,216
Northrop Grumman Corp.	5,505	336,245
RR Donnelley & Sons Co.	25,654	317,853
Avery Dennison Corp.	10,220	307,929
Southwest Airlines Co.	35,218	290,196
Jacobs Engineering Group, Inc.*	4,405	195,450
Ingersoll-Rand plc	4,320	178,632
Textron, Inc.	5,850	162,806
Ryder System, Inc.	2,393	126,350

Total Industrials		2,283,677

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Materials — 4.3%
Alcoa, Inc.	35,547	$356,181
United States Steel Corp.	10,170	298,693
Sealed Air Corp.	12,994	250,915
Owens-Illinois, Inc.*	9,810	228,965
International Paper Co.	5,692	199,789
Dow Chemical Co.	4,830	167,311
Bemis Company, Inc.	4,000	129,160

Total Materials		1,631,014

Utilities — 2.7%
NRG Energy, Inc.*	25,544	400,275
Pepco Holdings, Inc.	9,856	186,179
Edison International	4,154	176,587
Integrys Energy Group, Inc.	2,432	128,872
DTE Energy Co.	2,105	115,838

Total Utilities		1,007,751

COMMON STOCKS† — 99.5% (continued)
Telecommunication Services — 2.0%
Sprint Nextel Corp.*	119,218	339,771

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Telecommunication Services — 2.0% (continued)
MetroPCS Communications, Inc.*	21,030	$189,691
CenturyLink, Inc.	3,000	115,950
Frontier Communications Corp.	23,210	96,786

Total Telecommunication Services		742,198

Total Common Stocks (Cost $32,101,332)		37,779,822

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$211,898	211,898

Total Repurchase Agreement (Cost $211,898)		211,898

Total Investments — 100.1% (Cost $32,313,230)		$37,991,720

Other Assets & Liabilities, net — (0.1)%		(35,068)

Total Net Assets — 100.0%		$37,956,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6%
Information Technology — 23.5%
Equinix, Inc.*	4,013	$631,847
Alliance Data Systems Corp.*	4,030	507,618
Rackspace Hosting, Inc.*	7,874	455,038
Informatica Corp.*	7,872	416,429
Wright Express Corp.*	5,710	369,608
Silicon Laboratories, Inc.*	8,279	355,997
VeriFone Systems, Inc.*	6,560	340,267
Rovi Corp.*	10,163	330,805
Global Payments, Inc.	6,635	315,163
Factset Research Systems, Inc.	3,110	308,014
ANSYS, Inc.*	4,530	294,541
Lam Research Corp.*	6,400	285,568
Concur Technologies, Inc.*	4,629	265,612
Semtech Corp.*	8,709	247,858
Solera Holdings, Inc.	4,950	227,156
Riverbed Technology, Inc.*	7,925	222,534
Zebra Technologies Corp. — Class A*	4,603	189,552
MICROS Systems, Inc.*	3,368	186,217
ADTRAN, Inc.	5,582	174,103
ACI Worldwide, Inc.*	4,274	172,114
Jack Henry & Associates, Inc.	4,612	157,361
NeuStar, Inc. — Class A*	3,650	135,963
Gartner, Inc.*	3,186	135,851
Trimble Navigation Ltd.*	2,360	128,431
Advent Software, Inc.*	3,933	100,685

Total Information Technology		6,954,332

Health Care — 22.2%
Regeneron Pharmaceuticals, Inc.*	7,600	886,311
Catalyst Health Solutions, Inc.*	8,085	515,257
AMERIGROUP Corp.*	7,640	514,019
Mednax, Inc.*	6,064	450,980
United Therapeutics Corp.*	8,750	412,388
Gen-Probe, Inc.*	6,000	398,461
Bio-Rad Laboratories, Inc. — Class A*	3,240	335,955
IDEXX Laboratories, Inc.*	3,687	322,428
Endo Pharmaceuticals Holdings, Inc.*	8,240	319,135
Henry Schein, Inc.*	4,160	314,829
Mettler-Toledo International, Inc.*	1,606	296,709
Cooper Companies, Inc.	3,401	277,896
Medicis Pharmaceutical Corp. — Class A	6,518	245,012
Techne Corp.	3,490	244,649
Thoratec Corp.*	7,237	243,959
HMS Holdings Corp.*	7,740	241,565
ResMed, Inc.*	7,496	231,701
Covance, Inc.*	3,690	175,755
Allscripts Healthcare Solutions, Inc.*	8,477	140,718

Total Health Care		6,567,727

Consumer Discretionary — 21.2%
ITT Educational Services, Inc.*	9,821	649,560
Fossil, Inc.*	4,122	544,021
Advance Auto Parts, Inc.	5,246	464,638
Under Armour, Inc. — Class A*	4,879	458,626
Strayer Education, Inc.	4,711	444,153

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Consumer Discretionary — 21.2% (continued)
PVH Corp.	4,903	$437,985
Tractor Supply Co.	4,678	423,640
Panera Bread Co. — Class A*	2,567	413,082
Carter's, Inc.*	8,260	411,100
PetSmart, Inc.	5,520	315,854
Warnaco Group, Inc.*	5,227	305,257
Polaris Industries, Inc.	3,897	281,169
Deckers Outdoor Corp.*	4,186	263,927
Tupperware Brands Corp.	4,139	262,827
LKQ Corp.*	8,353	260,363
Life Time Fitness, Inc.*	4,986	252,142
Gentex Corp.	3,489	85,481

Total Consumer Discretionary		6,273,825

Industrials — 12.4%
Triumph Group, Inc.	7,275	455,852
Valmont Industries, Inc.	3,070	360,448
Clean Harbors, Inc.*	5,340	359,542
Watsco, Inc.	4,700	347,988
Alaska Air Group, Inc.*	8,660	310,201
MSC Industrial Direct Company, Inc. — Class A	3,190	265,663
Copart, Inc.*	9,860	257,050
Wabtec Corp.	3,010	226,864
Woodward, Inc.	4,930	211,152
J.B. Hunt Transport Services, Inc.	3,850	209,325
Donaldson Company, Inc.	5,350	191,156
AMETEK, Inc.	3,620	175,606
FTI Consulting, Inc.*	4,660	174,843
Gardner Denver, Inc.	1,870	117,847

Total Industrials		3,663,537

Energy — 6.1%
CARBO Ceramics, Inc.	2,580	272,061
Cimarex Energy Co.	3,260	246,032
Bill Barrett Corp.*	8,905	231,619
Dresser-Rand Group, Inc.*	4,737	219,749
Oil States International, Inc.*	2,510	195,931
Dril-Quip, Inc.*	2,965	192,784
Oceaneering International, Inc.	3,486	187,861
Northern Oil and Gas, Inc.*	7,921	164,282
SM Energy Co.	1,620	114,647

Total Energy		1,824,966

Materials — 5.6%
Rock-Tenn Co. — Class A	5,680	383,741
NewMarket Corp.	1,970	369,178
Compass Minerals International, Inc.	3,743	268,523
Albemarle Corp.	3,577	228,642
Aptargroup, Inc.	4,120	225,652
Intrepid Potash, Inc.*	8,170	198,776

Total Materials		1,674,512

Consumer Staples — 5.0%
Monster Beverage Corp.*	7,352	456,486
Green Mountain Coffee Roasters, Inc.*	7,397	346,475
Corn Products International, Inc.	4,740	273,261
Lancaster Colony Corp.	3,710	246,567

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.6% (continued)
Consumer Staples — 5.0% (continued)
Church & Dwight Company, Inc.	3,120	$153,473

Total Consumer Staples		1,476,262

Financials — 3.6%
Signature Bank*	4,380	276,115
MSCI, Inc. — Class A*	5,053	186,001
Taubman Centers, Inc.	2,500	182,375
Federal Realty Investment Trust	1,820	176,158
Home Properties, Inc.	2,100	128,121
Essex Property Trust, Inc.	840	127,268

Total Financials		1,076,038

Total Common Stocks (Cost $21,141,925)		29,511,199

	Face Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$222,178	$222,178

Total Repurchase Agreement (Cost $222,178)		222,178

Total Investments — 100.3% (Cost $21,364,103)		$29,733,377

Other Assets & Liabilities, net — (0.3)%		(97,176)

Total Net Assets — 100.0%		$29,636,201

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

S&P MidCap 400 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Financials — 28.7%
First American Financial Corp.	40,357	$671,137
Protective Life Corp.	16,413	486,153
Astoria Financial Corp.	41,846	412,602
Reinsurance Group of America, Inc. — Class A	6,736	400,589
Hanover Insurance Group, Inc.	9,734	400,262
Old Republic International Corp.	36,119	381,055
Jefferies Group, Inc.	18,180	342,511
Aspen Insurance Holdings Ltd.	12,220	341,427
StanCorp Financial Group, Inc.	7,201	294,809
Kemper Corp.	9,658	292,444
BancorpSouth, Inc.	19,503	262,705
Everest Re Group Ltd.	2,703	250,082
Fidelity National Financial, Inc. — Class A	12,843	231,559
American Financial Group, Inc.	5,974	230,477
First Niagara Financial Group, Inc.	23,034	226,655
TCF Financial Corp.	16,690	198,444
Washington Federal, Inc.	11,789	198,291
Janus Capital Group, Inc.	21,720	193,525
HCC Insurance Holdings, Inc.	5,816	181,285
Apollo Investment Corp.	24,865	178,282
Associated Banc-Corp.	10,800	150,768
New York Community Bancorp, Inc.	10,040	139,656
International Bancshares Corp.	6,496	137,390
WR Berkley Corp.	2,705	97,705
Fulton Financial Corp.	8,463	88,862

Total Financials		6,788,675

Industrials — 22.5%
Exelis, Inc.	59,160	740,683
ITT Corp.	29,350	673,289
URS Corp.	11,918	506,753
Huntington Ingalls Industries, Inc.*	11,020	443,445
Oshkosh Corp.*	18,610	431,193
JetBlue Airways Corp.*	88,044	430,535
General Cable Corp.*	13,630	396,360
AECOM Technology Corp.*	12,852	287,499
Manpower, Inc.	5,319	251,961
UTI Worldwide, Inc.	13,280	228,814
Con-way, Inc.	6,290	205,117
Terex Corp.*	9,090	204,525
KBR, Inc.	4,901	174,231
Brink’s Co.	5,512	131,571
Harsco Corp.	5,486	128,702
AGCO Corp.*	1,960	92,532

Total Industrials		5,327,210

Information Technology — 14.0%
Avnet, Inc.*	12,820	466,520
Ingram Micro, Inc. — Class A*	25,063	465,169
Arrow Electronics, Inc.*	10,148	425,912
Tech Data Corp.*	7,631	414,058
MEMC Electronic Materials, Inc.*	89,060	321,507
Vishay Intertechnology, Inc.*	20,280	246,605
Tellabs, Inc.	59,288	240,116
Itron, Inc.*	5,010	227,504
International Rectifier Corp.*	6,420	148,109
CoreLogic, Inc.*	7,947	129,695
Monster Worldwide, Inc.*	12,310	120,023

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Information Technology — 14.0% (continued)
Fairchild Semiconductor International, Inc. — Class A*	7,060	$103,782

Total Information Technology		3,309,000

Consumer Discretionary — 13.8%
Collective Brands, Inc.*	27,930	549,104
Office Depot, Inc.*	92,750	319,987
American Greetings Corp. — Class A	17,659	270,889
Regis Corp.	13,482	248,473
Scholastic Corp.	6,992	246,678
Valassis Communications, Inc.*	9,580	220,340
Thor Industries, Inc.	6,380	201,353
Barnes & Noble, Inc.*	13,827	183,208
RadioShack Corp.	26,990	167,878
New York Times Co. — Class A*	24,020	163,096
KB Home	17,690	157,441
Saks, Inc.*	12,930	150,117
Mohawk Industries, Inc.*	2,104	139,937
Wendy's Co.	23,905	119,764
Bob Evans Farms, Inc.	3,040	114,669

Total Consumer Discretionary		3,252,934

Health Care — 6.7%
Community Health Systems, Inc.*	24,675	548,772
Health Net, Inc.*	9,601	381,352
Owens & Minor, Inc.	8,678	263,898
LifePoint Hospitals, Inc.*	4,478	176,612
Omnicare, Inc.	3,077	109,449
Health Management Associates, Inc. — Class A*	14,940	100,397

Total Health Care		1,580,480

Materials — 5.4%
Commercial Metals Co.	13,107	194,245
Steel Dynamics, Inc.	12,050	175,207
Ashland, Inc.	2,464	150,452
Reliance Steel & Aluminum Co.	2,620	147,978
Greif, Inc. — Class A	2,490	139,241
Worthington Industries, Inc.	7,112	136,408
Louisiana-Pacific Corp.*	13,082	122,317
Cabot Corp.	2,547	108,706
Cytec Industries, Inc.	1,760	106,990

Total Materials		1,281,544

Consumer Staples — 2.9%
Smithfield Foods, Inc.*	12,953	285,355
Universal Corp.	5,917	275,732
Harris Teeter Supermarkets, Inc.*	2,840	113,884

Total Consumer Staples		674,971

Energy — 2.7%
World Fuel Services Corp.	5,720	234,520
HollyFrontier Corp.	7,100	228,265
Arch Coal, Inc.	6,560	70,257
Patriot Coal Corp.*	9,890	61,714
Quicksilver Resources, Inc.*	10,870	54,785

Total Energy		649,541

Utilities — 1.8%
Great Plains Energy, Inc.	5,493	111,344
UGI Corp.	4,066	110,798
N.V. Energy, Inc.	6,479	104,441

S&P MidCap 400 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Utilities — 1.8% (continued)
Atmos Energy Corp.	3,134	$98,596

Total Utilities		425,179

Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.	10,697	247,636

Total Common Stocks (Cost $19,804,634)		23,537,170

	Face	Value
	Amount
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$121,406	$121,406

Total Repurchase Agreement (Cost $121,406)		121,406

Total Investments — 100.0% (Cost $19,926,040)		$23,658,576

Other Assets & Liabilities, net — 0.0%		(1,025)

Total Net Assets — 100.0%		$23,657,551

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

S&P SmallCap 600 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Information Technology — 28.4%
Cirrus Logic, Inc.*	10,649	$253,446
Veeco Instruments, Inc.*	8,515	243,528
Sourcefire, Inc.*	4,752	228,714
Kulicke & Soffa Industries, Inc.*	17,016	211,509
Hittite Microwave Corp.*	3,852	209,202
CACI International, Inc. — Class A*	3,350	208,672
CommVault Systems, Inc.*	3,884	192,802
Exar Corp.*	22,290	187,236
Volterra Semiconductor Corp.*	5,397	185,738
MicroStrategy, Inc. — Class A*	1,295	181,299
Synaptics, Inc.*	4,566	166,705
Littelfuse, Inc.	2,611	163,710
Power Integrations, Inc.	4,405	163,514
InfoSpace, Inc.*	12,430	159,227
LogMeIn, Inc.*	4,190	147,614
Cognex Corp.	3,420	144,871
MAXIMUS, Inc.	3,488	141,857
Entropic Communications, Inc.*	24,232	141,273
Rubicon Technology, Inc.*	13,534	141,160
Tyler Technologies, Inc.*	3,645	140,004
DTS, Inc.*	4,622	139,677
Ebix, Inc.	5,887	136,343
MTS Systems Corp.	2,170	115,205
Cymer, Inc.*	2,250	112,500
OSI Systems, Inc.*	1,795	110,034
Interactive Intelligence Group, Inc.*	3,476	106,053
Websense, Inc.*	4,892	103,172
Cabot Microelectronics Corp.	2,404	93,468
Netscout Systems, Inc.*	4,537	92,283
LivePerson, Inc.*	5,487	92,017
Stamps.com, Inc.*	3,144	87,655
Manhattan Associates, Inc.*	1,836	87,265
Netgear, Inc.*	2,276	86,943
Viasat, Inc.*	1,789	86,248
Opnet Technologies, Inc.	2,970	86,130
comScore, Inc.*	3,853	82,416
Higher One Holdings, Inc.*	5,402	80,759
FARO Technologies, Inc.*	1,373	80,087
Blackbaud, Inc.	2,331	77,459
j2 Global, Inc.	2,603	74,654
Synchronoss Technologies, Inc.*	2,281	72,810
JDA Software Group, Inc.*	2,570	70,624
Liquidity Services, Inc.*	1,445	64,736
Forrester Research, Inc.	1,998	64,735
Taleo Corp. — Class A*	1,337	61,408
Ceva, Inc.*	2,398	54,459
Global Payments, Inc.	1	48

Total Information Technology		5,931,269

Health Care — 22.2%
MWI Veterinary Supply, Inc.*	3,073	270,424
Zoll Medical Corp.*	2,475	229,260
Medidata Solutions, Inc.*	7,700	205,129
Magellan Health Services, Inc.*	4,121	201,146
Hi-Tech Pharmacal Company, Inc.*	5,503	197,722
ICU Medical, Inc.*	3,980	195,657
Haemonetics Corp.*	2,781	193,780
NuVasive, Inc.*	11,400	191,976
Momenta Pharmaceuticals, Inc.*	12,416	190,212

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Health Care — 22.2% (continued)
Cubist Pharmaceuticals, Inc.*	4,378	$189,349
Quality Systems, Inc.	4,169	182,310
Chemed Corp.	2,907	182,210
Computer Programs & Systems, Inc.	3,120	176,342
Air Methods Corp.*	1,963	171,272
Cyberonics, Inc.*	4,360	166,247
Neogen Corp.*	4,191	163,742
IPC The Hospitalist Company, Inc.*	4,250	156,868
Medicines Co.*	7,774	156,024
Analogic Corp.	2,240	151,290
Questcor Pharmaceuticals, Inc.*	3,951	148,637
Corvel Corp.*	3,621	144,442
Viropharma, Inc.*	4,686	140,908
Landauer, Inc.	2,650	140,503
Ensign Group, Inc.	4,778	129,770
Arqule, Inc.*	17,869	125,262
Abaxis, Inc.*	2,834	82,554
Salix Pharmaceuticals Ltd.*	1,565	82,163
Akorn, Inc.*	6,720	78,624

Total Health Care		4,643,823

Consumer Discretionary — 20.0%
Buffalo Wild Wings, Inc.*	3,304	299,641
Coinstar, Inc.*	4,615	293,283
Sturm Ruger & Company, Inc.	4,352	213,683
Peet’s Coffee & Tea, Inc.*	2,829	208,497
Steven Madden Ltd.*	4,533	193,786
BJ's Restaurants, Inc.*	3,808	191,733
Biglari Holdings, Inc.*	466	187,728
Buckle, Inc.	3,906	187,097
Capella Education Co.*	5,187	186,473
DineEquity, Inc.*	3,669	181,982
Jos A. Bank Clothiers, Inc.*	3,448	173,814
Hibbett Sports, Inc.*	3,179	173,414
American Public Education, Inc.*	4,500	171,000
Genesco, Inc.*	2,300	164,795
Rue21, Inc.*	5,339	156,646
CEC Entertainment, Inc.	3,956	149,972
Monro Muffler Brake, Inc.	3,539	146,833
Vitamin Shoppe, Inc.*	2,923	129,226
True Religion Apparel, Inc.*	4,271	117,025
iRobot Corp.*	4,049	110,376
National Presto Industries, Inc.	1,440	109,238
Children’s Place Retail Stores, Inc.*	2,021	104,425
Arbitron, Inc.	2,597	96,037
Papa John’s International, Inc.*	2,410	90,761
Wolverine World Wide, Inc.	1,910	71,014
Blue Nile, Inc.*	1,939	63,948

Total Consumer Discretionary		4,172,427

Industrials — 8.6%
Allegiant Travel Co. — Class A*	4,111	224,050
American Science & Engineering, Inc.	3,063	205,373
Cubic Corp.	3,760	177,773
Dolan Co.*	17,060	155,416
Exponent, Inc.*	2,748	133,333
Toro Co.	1,700	120,887
Franklin Electric Company, Inc.	2,440	119,731

S&P SmallCap 600 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Industrials — 8.6% (continued)
GT Advanced Technologies, Inc.*	13,981	$115,623
AZZ, Inc.	2,140	110,510
Teledyne Technologies, Inc.*	1,720	108,446
II-VI, Inc.*	4,268	100,938
Lindsay Corp.	1,522	100,863
Forward Air Corp.	1,950	71,507
Aerovironment, Inc.*	2,204	59,089

Total Industrials		1,803,539

Financials — 7.3%
Portfolio Recovery Associates, Inc.*	2,885	206,912
World Acceptance Corp.*	2,928	179,340
Cash America International, Inc.	3,302	158,265
Infinity Property & Casualty Corp.	2,865	149,925
Ezcorp, Inc. — Class A*	4,604	149,423
Financial Engines, Inc.*	5,610	125,440
ProAssurance Corp.	1,390	122,473
First Cash Financial Services, Inc.*	2,254	96,674
PS Business Parks, Inc.	1,410	92,411
Mid-America Apartment Communities, Inc.	1,335	89,485
RLI Corp.	1,220	87,401
EastGroup Properties, Inc.	1,428	71,714

Total Financials		1,529,463

Consumer Staples — 5.1%
Casey’s General Stores, Inc.	3,329	184,626
Sanderson Farms, Inc.	3,433	182,052
Boston Beer Company, Inc. — Class A*	1,690	180,475
TreeHouse Foods, Inc.*	2,650	157,675
Medifast, Inc.*	8,039	140,361
J&J Snack Foods Corp.	2,600	136,396
WD-40 Co.	1,774	80,451

Total Consumer Staples		1,062,036

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Energy — 4.2%
SEACOR Holdings, Inc.*	2,371	$227,095
Contango Oil & Gas Co.*	3,038	178,968
GeoResources, Inc.*	4,990	163,373
Lufkin Industries, Inc.	1,399	112,829
OYO Geospace Corp.*	940	99,010
Approach Resources, Inc.*	2,670	98,657

Total Energy		879,932

Materials — 2.2%
Hawkins, Inc.	3,850	143,220
Deltic Timber Corp.	1,867	118,162
Schweitzer-Mauduit International, Inc.	1,570	108,424
Balchem Corp.	3,123	94,471

Total Materials		464,277

Utilities — 0.8%
American States Water Co.	2,220	80,230
South Jersey Industries, Inc.	1,590	79,564

Total Utilities		159,794

Telecommunication Services — 0.7%
Atlantic Tele-Network, Inc.	3,930	142,895
Total Common Stocks (Cost $16,226,983)		20,789,455

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$133,738	133,738

Total Repurchase Agreement (Cost $133,738)		133,738

Total Investments — 100.1% (Cost $16,360,721)		$20,923,193

Other Assets & Liabilities, net — (0.1)%		(27,868)

Total Net Assets — 100.0%		$20,895,325

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Consumer Discretionary — 34.3%
VOXX International Corp. — Class A*	22,345	$302,998
Marriott Vacations Worldwide Corp.*	8,650	246,612
Perry Ellis International, Inc.*	11,435	213,491
Tuesday Morning Corp.*	54,402	208,903
Career Education Corp.*	23,723	191,207
OfficeMax, Inc.*	31,764	181,690
Boyd Gaming Corp.*	22,306	174,879
Lincoln Educational Services Corp.	20,659	163,413
MarineMax, Inc.*	19,708	162,197
Ruby Tuesday, Inc.*	15,463	141,177
Brown Shoe Company, Inc.	15,119	139,548
Skechers U.S.A., Inc. — Class A*	10,801	137,389
Quiksilver, Inc.*	32,296	130,476
Stage Stores, Inc.	7,746	125,795
PEP Boys-Manny Moe & Jack	8,035	119,881
Sonic Automotive, Inc. — Class A	6,634	118,815
Stein Mart, Inc.*	17,956	118,510
Corinthian Colleges, Inc.*	26,567	109,987
Callaway Golf Co.	15,811	106,882
Fred's, Inc. — Class A	6,698	97,858
Group 1 Automotive, Inc.	1,715	96,332
Spartan Motors, Inc.	18,007	95,257
O'Charleys, Inc.*	9,145	89,987
Big 5 Sporting Goods Corp.	11,301	88,600
Standard Pacific Corp.*	17,702	78,951
M/I Homes, Inc.*	6,248	77,225
Lithia Motors, Inc. — Class A	2,894	75,823
Winnebago Industries, Inc.*	7,523	73,725
Coldwater Creek, Inc.*	62,705	72,738
Superior Industries International, Inc.	3,648	71,282
EW Scripps Co. — Class A*	6,103	60,237
La-Z-Boy, Inc.*	3,642	54,484
Haverty Furniture Companies, Inc.	4,849	53,824
Zale Corp.*	16,075	49,672
Ruth's Hospitality Group, Inc.*	6,531	49,570
Christopher & Banks Corp.	26,324	48,963
Universal Electronics, Inc.*	2,260	45,155
Cabela's, Inc.*	1,086	41,431
Red Robin Gourmet Burgers, Inc.*	1,062	39,496
Live Nation Entertainment, Inc.*	4,011	37,703
Harte-Hanks, Inc.	3,819	34,562
Jakks Pacific, Inc.	1,928	33,644
Jack in the Box, Inc.*	1,357	32,527

Total Consumer Discretionary		4,592,896

Industrials — 13.8%
SkyWest, Inc.	14,473	159,927
Kelly Services, Inc. — Class A	8,970	143,429
Orion Marine Group, Inc.*	19,764	142,893
Universal Forest Products, Inc.	3,434	118,404
CDI Corp.	6,467	115,953
AAR Corp.	5,657	103,240
Griffon Corp.	9,235	98,815
Briggs & Stratton Corp.	4,730	84,809
ABM Industries, Inc.	3,133	76,132
Lawson Products, Inc.	4,978	75,218

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Industrials — 13.8% (continued)
Aegion Corp. — Class A*	3,759	$67,023
Lydall, Inc.*	6,357	64,778
EnerSys*	1,827	63,306
Arkansas Best Corp.	3,347	62,957
Comfort Systems USA, Inc.	5,658	61,729
United Stationers, Inc.	1,854	57,530
Viad Corp.	2,773	53,879
G&K Services, Inc. — Class A	1,334	45,623
Standard Register Co.	35,192	43,990
Apogee Enterprises, Inc.	3,005	38,915
EMCOR Group, Inc.	1,332	36,923
Standex International Corp.	877	36,124
Insperity, Inc.	1,159	35,512
Geo Group, Inc.*	1,802	34,256
Powell Industries, Inc.*	964	33,017

Total Industrials		1,854,382

Information Technology — 13.7%
SYNNEX Corp.*	4,269	162,819
Insight Enterprises, Inc.*	7,317	160,462
Benchmark Electronics, Inc.*	8,618	142,111
Radisys Corp.*	18,157	134,362
Black Box Corp.	3,961	101,045
Intevac, Inc.*	9,715	82,578
United Online, Inc.	14,250	69,683
Sigma Designs, Inc.*	13,202	68,386
Scansource, Inc.*	1,811	67,587
CTS Corp.	6,390	67,223
Cohu, Inc.	5,631	64,024
Digital Generation, Inc.*	6,168	62,975
NCI, Inc. — Class A*	9,761	62,373
Checkpoint Systems, Inc.*	5,467	61,668
Avid Technology, Inc.*	5,297	58,267
Novatel Wireless, Inc.*	16,084	53,881
Plexus Corp.*	1,535	53,710
Brightpoint, Inc.*	6,582	52,985
Pericom Semiconductor Corp.*	6,091	49,276
Advanced Energy Industries, Inc.*	3,672	48,177
CIBER, Inc.*	10,800	45,792
Anixter International, Inc.*	627	45,476
TTM Technologies, Inc.*	3,754	43,133
Bel Fuse, Inc. — Class B	2,294	40,535
DSP Group, Inc.*	5,010	33,367

Total Information Technology		1,831,895

Financials — 12.4%
Stewart Information Services Corp.	11,854	168,445
Horace Mann Educators Corp.	9,559	168,430
Piper Jaffray Cos.*	4,728	125,860
Investment Technology Group, Inc.*	7,526	90,011
Presidential Life Corp.	7,842	89,634
Delphi Financial Group, Inc. — Class A	1,919	85,914
Tower Group, Inc.	3,816	85,593
Selective Insurance Group, Inc.	4,352	76,639
Susquehanna Bancshares, Inc.	7,591	75,000
First Commonwealth Financial Corp.	11,810	72,277
First BanCorp*	15,793	69,489

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Financials — 12.4% (continued)
Wintrust Financial Corp.	1,738	$62,203
United Fire Group, Inc.	3,451	61,738
Cedar Realty Trust, Inc.	10,254	52,500
PrivateBancorp, Inc.	3,425	51,957
United Community Banks, Inc.*	5,204	50,739
Meadowbrook Insurance Group, Inc.	5,254	49,020
Parkway Properties, Inc.	4,271	44,760
SWS Group, Inc.	7,560	43,243
Safety Insurance Group, Inc.	972	40,474
Calamos Asset Management, Inc. — Class A	2,804	36,760
Prospect Capital Corp.	3,111	34,159
National Financial Partners Corp.*	2,194	33,217

Total Financials		1,668,062

Health Care — 11.8%
Gentiva Health Services, Inc.*	29,417	257,105
Amedisys, Inc.*	15,904	229,972
Almost Family, Inc.*	7,580	197,156
Healthways, Inc.*	24,829	182,741
Molina Healthcare, Inc.*	4,411	148,342
LHC Group, Inc.*	6,931	128,431
Kindred Healthcare, Inc.*	14,249	123,111
Cross Country Healthcare, Inc.*	20,477	102,590
PharMerica Corp.*	6,281	78,073
Invacare Corp.	3,398	56,305
Natus Medical, Inc.*	3,699	44,129
Symmetry Medical, Inc.*	5,164	36,509

Total Health Care		1,584,464

Materials — 6.2%
OM Group, Inc.*	5,180	142,501
A. Schulman, Inc.	4,391	118,645
Wausau Paper Corp.	8,993	84,354
Materion Corp.*	2,909	83,576
PolyOne Corp.	5,384	77,530

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Materials — 6.2% (continued)
Neenah Paper, Inc.	2,536	$75,421
Olympic Steel, Inc.	3,087	74,088
AM Castle & Co.*	5,428	68,664
Century Aluminum Co.*	5,826	51,735
SunCoke Energy, Inc.*	2,173	30,878
AK Steel Holding Corp.	3,809	28,796

Total Materials		836,188

Consumer Staples — 4.9%
Seneca Foods Corp. — Class A*	6,041	159,120
Nash Finch Co.	4,818	136,928
Central Garden and Pet Co. — Class A*	11,362	109,416
Spartan Stores, Inc.	5,660	102,559
Andersons, Inc.	2,086	101,567
Alliance One International, Inc.*	11,271	42,492

Total Consumer Staples		652,082

Energy — 2.2%
Exterran Holdings, Inc.*	9,330	123,062
Matrix Service Co.*	7,572	106,084
Overseas Shipholding Group, Inc.	4,838	61,104

Total Energy		290,250

Utilities — 0.2%
Laclede Group, Inc.	791	30,865
Total Common Stocks (Cost $10,415,838)		13,341,084

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.3%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$38,167	38,167

Total Repurchase Agreement (Cost $38,167)		38,167

Total Investments — 99.8% (Cost $10,454,005)		$13,379,251

Other Assets & Liabilities, net — 0.2%		29,368

Total Net Assets — 100.0%		$13,408,619

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 1.9%
Energy — 1.9%
Exxon Mobil Corp.	4,000	$346,920
ConocoPhillips	4,500	342,045

Total Energy		688,965

Total Common Stocks (Cost $577,393)		688,965

EXCHANGE TRADED FUNDS† — 85.5%
United States of America — 68.2%
SPDR S&P 500 ETF Trust	25,200	3,546,144
iShares iBoxx $ High Yield Corporate Bond Fund	24,600	2,234,664
SPDR S&P MidCap 400 ETF Trust	11,900	2,149,973
SPDR Barclays Capital High Yield Bond ETF	47,100	1,854,327
iShares S&P 500 Index Fund	9,400	1,327,374
Vanguard Total Stock Market ETF	18,000	1,300,680
Vanguard Mid-Capital ETF	14,800	1,207,384
Vanguard Large-Capital ETF	18,200	1,172,626
Vanguard Small-Capital ETF	14,800	1,165,056
iShares Russell 2000 Index Fund	11,300	936,205
Vanguard Extended Market ETF	14,800	878,232
Vanguard Growth ETF	9,500	674,215
iShares Russell Midcap Index Fund	5,400	597,888
Powershares QQQ Trust Series [1]	8,000	540,400
iShares High Dividend Equity Fund	9,400	537,210
iShares Russell 1000 Growth Index Fund	7,900	522,032
SPDR S&P Biotech ETF*	6,300	506,394
Industrial Select Sector SPDR Fund	13,400	501,428
iShares Morningstar Large Value Index Fund	7,900	499,517
Technology Select Sector SPDR Fund	15,800	476,370
Vanguard Value ETF	7,300	421,064
iShares S&P MidCap 400 Index Fund	4,100	406,802
RevenueShares Large Capital ETF	14,800	386,647
iShares Barclays Credit Bond Fund	3,000	329,160
SPDR S&P Dividend ETF	3,200	181,248
PowerShares DB Precious Metals Fund*	3,100	180,854
PowerShares DB Gold Fund*	3,100	179,118
iShares Dow Jones Select Dividend Index Fund	3,200	179,072
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,600	108,912

Total United States of America		25,000,996

Emerging Markets — 8.6%
Vanguard MSCI Emerging Markets ETF	39,000	1,695,330
iShares MSCI Emerging Markets Index Fund	24,000	1,030,560
SPDR S&P BRIC 40 ETF	17,700	436,482

Total Emerging Markets		3,162,372

Asian Pacific Region ex Japan — 3.4%
iShares MSCI Pacific ex-Japan Index Fund	18,100	787,712

	Shares	Value
EXCHANGE TRADED FUNDS† — 85.5% (continued)
Asian Pacific Region ex Japan — 3.4% (continued)
iShares MSCI All Country Asia ex-Japan Index Fund	8,000	$451,520

Total Asian Pacific Region ex Japan		1,239,232

Latin American Region — 2.6%
iShares S&P Latin America 40 Index Fund	19,700	938,705

Global — 1.7%
iShares S&P Global Energy Sector Index Fund	7,100	282,367
iShares S&P Global Materials Sector Index Fund	4,300	271,631
Market Vectors Gold Miners ETF	1,500	74,355

Total Global		628,353

Canada — 1.0%
iShares MSCI Canada Index Fund	12,600	357,084

Total Exchange Traded Funds (Cost $28,078,618)		31,326,742

SHORT TERM INVESTMENTS†† — 0.2%
First American Treasury Obligations Fund	86,815	86,815

Total Short Term Investments (Cost $86,815)		86,815

	Face
	Amount
CORPORATE BONDS†† — 12.1%
Materials — 3.8%
Alcoa, Inc.
5.87% due 02/23/22	$626,000	$652,262
6.75% due 07/15/18	257,000	292,950
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	352,000	460,995

Total Materials		1,406,207

Financials — 3.0%
Mutual of Omaha Insurance Co. 6.80% due 06/15/36[1,2]	460,000	488,727
HSBC Finance Corp. 7.00% due 05/15/12	310,000	312,239
Goldman Sachs Group, Inc. 5.95% due 01/15/27	310,000	310,102

Total Financials		1,111,068

Consumer Discretionary — 2.2%
Nordstrom, Inc. 7.00% due 01/15/38	593,000	793,020

Health Care — 1.2%
Agilent Technologies, Inc. 6.50% due 11/01/17	368,000	442,620

Information Technology — 0.9%
Corning, Inc. 7.25% due 08/15/36	270,000	322,666

Consumer Staples — 0.8%
Bunge Ltd. Finance Corp. 8.50% due 06/15/19	235,000	287,074

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face	Value
	Amount
CORPORATE BONDS†† — 12.1% (continued)
Electric Utilities — 0.2%
Israel Electric Corp. Ltd. 7.25% due 01/15/19[1,2]	$60,000	$61,241

	Face Amount	Value
CORPORATE BONDS†† — 12.1% (continued)
Electric Utilities — 0.2% (continued)
Total Corporate Bonds (Cost $3,423,198)		4,423,896

Total Investments — 99.7% (Cost $32,166,024)		$36,526,418

Other Assets & Liabilities, net — 0.3%		91,964

Total Net Assets — 100.0%		$36,618,382

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,010,963 (cost $824,459), or 2.8% of total net assets.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 55.7%
Farmer Mac[1] 0.08% due 04/23/12	$500,000	$499,976
Fannie Mae[2] 0.03% due 05/03/12	400,000	399,989
Freddie Mac[2] 0.05% due 05/03/12	400,000	399,982
Federal Home Loan Bank[1] 0.04% due 04/24/12	300,000	299,992
Federal Farm Credit Bank[1] 0.06% due 04/02/12	200,000	200,000

Total Federal Agency Discount Notes (Cost $1,799,939)		1,799,939

REPURCHASE AGREEMENTS††,3 — 37.1%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$606,332	606,332
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	296,519	296,519
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	296,519	296,519

Total Repurchase Agreements (Cost $1,199,370)		1,199,370

Total Investments — 92.8% (Cost $2,999,309)		$2,999,309

Other Assets & Liabilities, net — 7.2%		231,009

Total Net Assets — 100.0%		$3,230,318

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,273,560)	54	$(52,607)

	Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2012 U.S. Dollar Index Swap, Terminating 05/29/12 [5] (Notional Value $2,181,576)	27,596	$(745)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5%
Semiconductors — 16.5%
Intel Corp.	15,020	$422,211
Texas Instruments, Inc.	6,533	219,573
Broadcom Corp. — Class A*	4,198	164,980
Taiwan Semiconductor Manufacturing Company Ltd. ADR	9,929	151,715
ARM Holdings plc ADR	4,993	141,252
Altera Corp.	3,206	127,663
Analog Devices, Inc.	3,037	122,695
NVIDIA Corp.*	7,305	112,424
Xilinx, Inc.	3,034	110,529
Avago Technologies Ltd.	2,814	109,662
Marvell Technology Group Ltd.*	6,771	106,508
Maxim Integrated Products, Inc.	3,567	101,981
Linear Technology Corp.	2,915	98,236
Micron Technology, Inc.*	11,986	97,087
Microchip Technology, Inc.	2,558	95,158
Advanced Micro Devices, Inc.*	10,356	83,055
Skyworks Solutions, Inc.*	2,870	79,356
LSI Corp.*	8,940	77,599
Atmel Corp.*	7,374	72,708

Total Semiconductors		2,494,392

Systems Software — 12.3%
Microsoft Corp.	18,067	582,660
Oracle Corp.	14,337	418,067
VMware, Inc. — Class A*	2,208	248,113
Symantec Corp.*	7,050	131,835
CA, Inc.	4,723	130,166
Check Point Software Technologies Ltd.*	2,034	129,851
Red Hat, Inc.*	2,168	129,842
BMC Software, Inc.*	2,306	92,609

Total Systems Software		1,863,143

Computer Hardware — 12.0%
Apple, Inc.*	1,375	824,271
International Business Machines Corp.	2,667	556,470
Hewlett-Packard Co.	10,176	242,494
Dell, Inc.*	11,357	188,526

Total Computer Hardware		1,811,761

Internet Software & Services — 11.4%
Google, Inc. — Class A*	794	509,144
Baidu, Inc. ADR*	1,767	257,576
eBay, Inc.*	6,557	241,888
Yahoo!, Inc.*	9,791	149,019
LinkedIn Corp. — Class A*	1,143	116,575
Equinix, Inc.*	638	100,453
Rackspace Hosting, Inc.*	1,694	97,896
Akamai Technologies, Inc.*	2,452	89,988
VeriSign, Inc.	2,287	87,684
Sina Corp.*	1,059	68,835

Total Internet Software & Services		1,719,058

Communications Equipment — 10.6%
QUALCOMM, Inc.	5,619	382,205
Cisco Systems, Inc.	18,003	380,764
Nokia Oyj ADR	27,108	148,823
Motorola Solutions, Inc.	2,812	142,934
Juniper Networks, Inc.*	5,585	127,785

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Communications Equipment — 10.6% (continued)
Motorola Mobility Holdings, Inc.*	3,097	$121,526
F5 Networks, Inc.*	872	117,685
Research In Motion Ltd.*	6,802	100,057
Harris Corp.	1,792	80,783

Total Communications Equipment		1,602,562

Data Processing & Outsourced Services — 9.7%
Visa, Inc. — Class A	2,686	316,948
Mastercard, Inc. — Class A	612	257,370
Automatic Data Processing, Inc.	3,345	184,611
Paychex, Inc.	3,771	116,863
Western Union Co.	6,610	116,336
Fiserv, Inc.*	1,589	110,261
Fidelity National Information Services, Inc.	3,311	109,660
Alliance Data Systems Corp.*	713	89,809
VeriFone Systems, Inc.*	1,630	84,548
Computer Sciences Corp.	2,524	75,569

Total Data Processing & Outsourced Services		1,461,975

Application Software — 7.8%
Salesforce.com, Inc.*	1,061	163,934
Intuit, Inc.	2,474	148,761
Adobe Systems, Inc.*	4,316	148,082
Citrix Systems, Inc.*	1,734	136,830
SAP AG ADR	1,957	136,638
Autodesk, Inc.*	2,627	111,175
Nuance Communications, Inc.*	3,820	97,716
Informatica Corp.*	1,610	85,169
TIBCO Software, Inc.*	2,605	79,453
Factset Research Systems, Inc.	750	74,280

Total Application Software		1,182,038

Computer Storage & Peripherals — 5.2%
EMC Corp.*	9,412	281,230
NetApp, Inc.*	3,166	141,742
Seagate Technology plc	4,580	123,431
SanDisk Corp.*	2,459	121,942
Western Digital Corp.*	2,739	113,367

Total Computer Storage & Peripherals		781,712

IT Consulting & Other Services — 4.9%
Accenture plc — Class A	3,747	241,682
Infosys Ltd. ADR	3,520	200,746
Cognizant Technology Solutions Corp. — Class A*	2,234	171,906
Teradata Corp.*	1,782	121,443

Total IT Consulting & Other Services		735,777

Semiconductor Equipment — 3.1%
ASML Holding N.V. ADR	2,845	142,648
Applied Materials, Inc.	11,303	140,609
KLA-Tencor Corp.	1,988	108,187
Lam Research Corp.*	1,835	81,878

Total Semiconductor Equipment		473,322

Electronic Components — 1.8%
Corning, Inc.	11,608	163,441
Amphenol Corp. — Class A	1,899	113,503

Total Electronic Components		276,944

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Electronic Manufacturing Services — 1.5%
TE Connectivity Ltd.	3,810	$140,017
Jabil Circuit, Inc.	3,140	78,877

Total Electronic Manufacturing Services		218,894

Home Entertainment Software — 1.4%
Activision Blizzard, Inc.	10,554	135,302
Electronic Arts, Inc.*	4,891	80,604

Total Home Entertainment Software		215,906

Office Electronics — 0.8%
Xerox Corp.	14,185	114,615

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Technology Distributors — 0.5%
Avnet, Inc.*	2,216	$80,640
Total Common Stocks (Cost $9,452,655)		15,032,739

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$97,035	97,035

Total Repurchase Agreement (Cost $97,035)		97,035

Total Investments — 100.1% (Cost $9,549,690)		$15,129,774

Other Assets & Liabilities, net — (0.1)%		(22,217)

Total Net Assets — 100.0%		$15,107,557

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.3%
Communications Equipment — 44.1%
QUALCOMM, Inc.	4,599	$312,823
Cisco Systems, Inc.	14,739	311,730
Motorola Solutions, Inc.	2,302	117,011
Juniper Networks, Inc.*	4,573	104,630
Motorola Mobility Holdings, Inc.*	2,536	99,513
F5 Networks, Inc.*	714	96,361
Research In Motion Ltd.*	5,567	81,891
Nokia Oyj ADR	13,641	74,889
Harris Corp.	1,472	66,358
Riverbed Technology, Inc.*	2,209	62,029
JDS Uniphase Corp.*	3,716	53,845
Polycom, Inc.*	2,817	53,720
Telefonaktiebolaget LM Ericsson — Class B ADR	4,941	50,942
Brocade Communications Systems, Inc.*	8,302	47,737
Aruba Networks, Inc.*	1,953	43,513
Viasat, Inc.*	877	42,280
ADTRAN, Inc.	1,316	41,046
Finisar Corp.*	2,016	40,622
Plantronics, Inc.	969	39,012
Acme Packet, Inc.*	1,412	38,858
Ciena Corp.*	2,271	36,767
InterDigital, Inc.	1,033	36,010
Netgear, Inc.*	909	34,724
Emulex Corp.*	2,625	27,248

Total Communications Equipment		1,913,559

Integrated Telecommunication Services — 27.8%
AT&T, Inc.	12,496	390,251
Verizon Communications, Inc.	7,743	296,015
CenturyLink, Inc.	3,642	140,763
Windstream Corp.	6,399	74,932
Telefonica S.A. ADR	2,939	48,229
Telefonica Brasil S.A. ADR	1,570	48,089
Chunghwa Telecom Company Ltd. ADR	1,442	44,356
BCE, Inc.	1,092	43,746
China Unicom Hong Kong Ltd. ADR	2,599	43,663

	Shares	Value
COMMON STOCKS† — 99.3% (continued)
Integrated Telecommunication Services — 27.8% (continued)
KT Corp. ADR*	2,921	$39,988
France Telecom S.A. ADR	2,575	38,239

Total Integrated Telecommunication Services		1,208,271

Wireless Telecommunication Services — 24.7%
Vodafone Group plc ADR	12,326	341,061
Crown Castle International Corp.*	2,127	113,454
America Movil SAB de CV ADR	3,545	88,022
SBA Communications Corp. — Class A*	1,392	70,728
China Mobile Ltd. ADR	1,078	59,376
Mobile TeleSystems ADR	3,074	56,377
NII Holdings, Inc.*	2,891	52,934
MetroPCS Communications, Inc.*	5,542	49,989
Tim Participacoes S.A. ADR	1,438	46,390
Telephone & Data Systems, Inc.	1,963	45,443
VimpelCom Ltd. ADR	4,016	44,819
SK Telecom Company Ltd. ADR	3,075	42,773
Rogers Communications, Inc. — Class B	1,015	40,296
Leap Wireless International, Inc.*	2,602	22,715

Total Wireless Telecommunication Services		1,074,377

Alternative Carriers — 2.7%
Level 3 Communications, Inc.*	2,492	64,119
tw telecom, Inc. — Class A*	2,367	52,453

Total Alternative Carriers		116,572

Total Common Stocks (Cost $3,243,703)		4,312,779

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$24,226	24,226

Total Repurchase Agreement (Cost $24,226)		24,226

Total Investments — 99.9% (Cost $3,267,929)		$4,337,005

Other Assets & Liabilities, net — 0.1%		3,042

Total Net Assets — 100.0%		$4,340,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Transportation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.7%
Railroads — 19.7%
Union Pacific Corp.	3,035	$326,201
CSX Corp.	10,176	218,988
Norfolk Southern Corp.	3,270	215,264
Kansas City Southern*	1,822	130,619
Canadian National Railway Co.	1,532	121,687
Canadian Pacific Railway Ltd.	1,324	100,558
Genesee & Wyoming, Inc. — Class A*	1,249	68,170

Total Railroads		1,181,487

Auto Parts & Equipment — 18.9%
Johnson Controls, Inc.	6,700	217,615
BorgWarner, Inc.*	1,680	141,691
Autoliv, Inc.	1,700	113,985
TRW Automotive Holdings Corp.*	2,410	111,945
Magna International, Inc.	2,160	103,118
Lear Corp.	2,150	99,954
Gentex Corp.	3,500	85,750
Visteon Corp.*	1,429	75,737
Dana Holding Corp.	4,450	68,975
Tenneco, Inc.*	1,850	68,728
American Axle & Manufacturing Holdings, Inc.*	3,740	43,795

Total Auto Parts & Equipment		1,131,293

Automobile Manufacturers — 17.7%
Ford Motor Co.	25,580	319,494
General Motors Co.*	11,560	296,514
Tata Motors Ltd. ADR	3,930	105,992
Toyota Motor Corp. ADR	1,160	100,711
Tesla Motors, Inc.*	2,540	94,590
Honda Motor Company, Ltd. ADR	2,160	83,009
Thor Industries, Inc.	1,860	58,702

Total Automobile Manufacturers		1,059,012

Air Freight & Logistics — 15.9%
United Parcel Service, Inc. — Class B	5,058	408,281
FedEx Corp.	2,682	246,636
CH Robinson Worldwide, Inc.	2,344	153,509
Expeditors International of Washington, Inc.	3,180	147,902

Total Air Freight & Logistics		956,328

	Shares	Value
COMMON STOCKS† — 99.7% (continued)
Trucking — 10.9%
J.B. Hunt Transport Services, Inc.	2,170	$117,983
Hertz Global Holdings, Inc.*	7,702	115,838
Old Dominion Freight Line, Inc.*	1,618	77,130
Landstar System, Inc.	1,326	76,537
Ryder System, Inc.	1,426	75,293
Dollar Thrifty Automotive Group, Inc.*	870	70,392
Con-way, Inc.	1,884	61,437
Swift Transportation Co. — Class A*	4,900	56,546

Total Trucking		651,156

Airlines — 10.4%
Delta Air Lines, Inc.*	13,802	136,778
United Continental Holdings, Inc.*	5,817	125,066
Southwest Airlines Co.	14,042	115,706
Copa Holdings S.A. — Class A	1,116	88,387
JetBlue Airways Corp.*	10,810	52,861
Alaska Air Group, Inc.*	1,462	52,369
US Airways Group, Inc.*	6,643	50,420

Total Airlines		621,587

Motorcycle Manufacturers — 2.6%
Harley-Davidson, Inc.	3,170	155,584

Marine — 1.5%
Kirby Corp.*	1,325	87,172

Tires & Rubber — 1.2%
Goodyear Tire & Rubber Co.*	6,610	74,164

Diversified Commercial & Professional Services — 0.9%
Avis Budget Group, Inc.*	3,987	56,416

Total Common Stocks (Cost $3,793,663)		5,974,199

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$40,384	40,384

Total Repurchase Agreement (Cost $40,384)		40,384

Total Investments — 100.4% (Cost $3,834,047)		$6,014,583

Other Assets & Liabilities — (0.4)%		(22,005)

Total Net Assets — 100.0%		$5,992,578

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

U.S. Government Money Market Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 63.9%
Farmer Mac[1]
0.10% due 04/02/12	$10,000,000	$9,999,973
0.10% due 05/02/12	10,000,000	9,999,139

Total Farmer Mac		19,999,112

Freddie Mac[2]
0.05% due 06/11/12	10,000,000	9,999,014
0.07% due 05/29/12	10,000,000	9,998,953

Total Freddie Mac		19,997,967

Federal Farm Credit Bank[1]
0.13% due 09/24/12	10,000,000	9,993,644
0.13% due 05/09/12	5,000,000	4,999,314

Total Federal Farm Credit Bank		14,992,958

Federal Home Loan Bank[1] 0.07% due 05/24/12	10,000,000	9,998,969
Fannie Mae[2] 0.08% due 09/04/12	5,000,000	4,998,267
0.15% due 09/12/12	$5,000,000	$4,996,583

Total Fannie Mae		9,994,850

Total Federal Agency Discount Notes
(Cost $74,983,856)		74,983,856

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 — 36.2%
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	$14,172,780	14,172,780
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	14,172,779	14,172,779
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	14,172,779	14,172,779

Total Repurchase Agreements (Cost $42,518,338)		42,518,338

Total Investments — 100.1% (Cost $117,502,194)		$117,502,194

Other Assets & Liabilities, net — (0.1)%		(173,171)

Total Net Assets — 100.0%		$117,329,023

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

U.S. Long Short Momentum Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 89.1%
Consumer Discretionary — 26.2%
NIKE, Inc. — Class B	6,929	$751,382
Mattel, Inc.	18,564	624,863
Coach, Inc.	7,276	562,289
VF Corp.	3,274	477,939
Home Depot, Inc.	8,870	446,250
Polaris Industries, Inc.	5,721	412,770
Hasbro, Inc.	10,935	401,533
Ralph Lauren Corp. — Class A	2,298	400,610
Lowe’s Companies, Inc.	10,443	327,701
Fossil, Inc.*	2,451	323,483
PVH Corp.	3,309	295,593
TJX Companies, Inc.	7,084	281,306
Brunswick Corp.	10,694	275,371
Under Armour, Inc. — Class A*	2,483	233,402
Carter’s, Inc.*	4,481	223,019
McDonald’s Corp.	2,133	209,247
The Gap, Inc.	7,688	200,964
Bed Bath & Beyond, Inc.*	2,962	194,811
Limited Brands, Inc.	4,056	194,688
AutoZone, Inc.*	507	188,502
Ross Stores, Inc.	3,161	183,654
Sturm Ruger & Company, Inc.	3,737	183,487
Warnaco Group, Inc.*	3,089	180,398
Hanesbrands, Inc.*	6,078	179,544
O’Reilly Automotive, Inc.*	1,866	170,459
Staples, Inc.	9,924	160,570
Tiffany & Co.	2,131	147,316
Wolverine World Wide, Inc.	3,880	144,258
CarMax, Inc.*	4,029	139,605
Arctic Cat, Inc.*	3,178	136,114
Starbucks Corp.	2,416	135,030
Best Buy Company, Inc.	5,590	132,371
Las Vegas Sands Corp.	2,299	132,354
Deckers Outdoor Corp.*	2,098	132,279
Smith & Wesson Holding Corp.*	16,999	131,742
Tractor Supply Co.	1,419	128,505
Jakks Pacific, Inc.	7,350	128,258
Columbia Sportswear Co.	2,701	128,162
Leapfrog Enterprises, Inc. — Class A*	15,187	126,963
PetSmart, Inc.	2,171	124,225
Callaway Golf Co.	17,931	121,214
Yum! Brands, Inc.	1,659	118,088
Crocs, Inc.*	5,582	116,775
Iconix Brand Group, Inc.*	5,991	104,124
Carnival Corp.	2,822	90,530
Chipotle Mexican Grill, Inc. — Class A*	180	75,240
Marriott International, Inc. — Class A	1,940	73,429
Wynn Resorts Ltd.	575	71,806
Starwood Hotels & Resorts Worldwide, Inc.	1,210	68,256
Wyndham Worldwide Corp.	1,177	54,742
Darden Restaurants, Inc.	1,032	52,797
Royal Caribbean Cruises Ltd.	1,772	52,150
MGM Resorts International*	3,827	52,124
AutoNation, Inc.*	1,390	47,691

	Shares	Value
COMMON STOCKS† — 89.1% (continued)
Consumer Discretionary — 26.2% (continued)
International Game Technology	2,779	$46,659
Panera Bread Co. — Class A*	274	44,092

Total Consumer Discretionary		11,140,734

Industrials — 15.9%
Fastenal Co.	12,360	668,675
WW Grainger, Inc.	2,884	619,512
RSC Holdings, Inc.*	14,184	320,417
MSC Industrial Direct Co., Inc. — Class A	3,767	313,716
United Rentals, Inc.*	7,245	310,738
Masco Corp.	22,978	307,216
Owens Corning*	8,275	298,148
Fortune Brands Home & Security, Inc.*	12,378	273,182
WESCO International, Inc.*	4,141	270,449
Armstrong World Industries, Inc.	4,622	225,415
Air Lease Corp. — Class A*	9,277	223,297
Watsco, Inc.	3,012	223,008
Lennox International, Inc.	5,202	209,641
Applied Industrial Technologies, Inc.	4,998	205,568
Textainer Group Holdings Ltd.	5,961	202,078
GATX Corp.	4,901	197,510
AO Smith Corp.	4,311	193,779
TAL International Group, Inc.	5,071	186,156
USG Corp.*	10,809	185,915
Simpson Manufacturing Company, Inc.	5,646	182,084
Beacon Roofing Supply, Inc.*	7,014	180,681
Aircastle Ltd.	11,151	136,488
Kaman Corp.	3,867	131,285
Quanex Building Products Corp.	6,845	120,677
Universal Forest Products, Inc.	3,466	119,508
Griffon Corp.	10,994	117,636
Trex Company, Inc.*	3,277	105,126
Gibraltar Industries, Inc.*	6,599	99,975
Ameresco, Inc. — Class A*	6,162	83,495
3D Systems Corp.*	1,194	28,107

Total Industrials		6,739,482

Health Care — 12.6%
Amgen, Inc.	7,830	532,361
Gilead Sciences, Inc.*	9,073	443,216
Celgene Corp.*	5,583	432,794
Cerner Corp.*	5,511	419,718
Biogen Idec, Inc.*	3,273	412,300
Alexion Pharmaceuticals, Inc.*	3,535	328,260
Regeneron Pharmaceuticals, Inc.*	2,413	281,404
SXC Health Solutions Corp.*	3,446	258,312
Vertex Pharmaceuticals, Inc.*	5,499	225,514
athenahealth, Inc.*	2,580	191,230
Allscripts Healthcare Solutions, Inc.*	11,508	191,033
Quality Systems, Inc.	4,292	187,689
BioMarin Pharmaceutical, Inc.*	4,087	139,980
Cepheid, Inc.*	3,195	133,647
Cubist Pharmaceuticals, Inc.*	2,860	123,695
Ariad Pharmaceuticals, Inc.*	7,479	119,290
Seattle Genetics, Inc.*	5,734	116,859

U.S. Long Short Momentum Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 89.1% (continued)
Health Care — 12.6% (continued)
United Therapeutics Corp.*	2,475	$116,647
Incyte Corporation Ltd.*	5,900	113,870
Onyx Pharmaceuticals, Inc.*	2,823	106,371
Medidata Solutions, Inc.*	3,988	106,240
MedAssets, Inc.*	7,454	98,095
Computer Programs & Systems, Inc.	1,562	88,284
Omnicell, Inc.*	5,525	84,035
Merge Healthcare, Inc.*	13,634	79,759

Total Health Care		5,330,603

Consumer Staples — 9.7%
Philip Morris International, Inc.	18,220	1,614,475
Altria Group, Inc.	32,557	1,005,035
Reynolds American, Inc.	14,917	618,160
Lorillard, Inc.	4,226	547,182
Vector Group Ltd.	7,774	137,755
Universal Corp.	2,824	131,598
Star Scientific, Inc.*	23,049	75,601

Total Consumer Staples		4,129,806

Information Technology — 8.5%
Apple, Inc.*	1,044	625,848
International Business Machines Corp.	1,856	387,254
EMC Corp.*	6,822	203,842
Visa, Inc. — Class A	1,658	195,645
Mastercard, Inc. — Class A	432	181,673
Hewlett-Packard Co.	7,156	170,527
Accenture plc — Class A	2,542	163,958
Infosys Ltd. ADR	2,420	138,013
Dell, Inc.*	8,115	134,709
Automatic Data Processing, Inc.	2,155	118,934
Cognizant Technology Solutions Corp. — Class A*	1,522	117,118
NetApp, Inc.*	2,312	103,508
Computer Sciences Corp.	3,297	98,712
Teradata Corp.*	1,331	90,708
Seagate Technology plc	3,213	86,590
SanDisk Corp.*	1,734	85,989
Western Digital Corp.*	1,976	81,787
Fidelity National Information Services, Inc.	2,415	79,985
Paychex, Inc.	2,476	76,731
Fiserv, Inc.*	1,096	76,051
Western Union Co.	4,190	73,744
Amdocs Ltd.*	1,762	55,644
SAIC, Inc.*	3,696	48,787
NCR Corp.*	2,177	47,263
Diebold, Inc.	1,040	40,061
Fusion-io, Inc.*	1,337	37,984
Lexmark International, Inc. — Class A	1,127	37,461
QLogic Corp.*	1,933	34,330
Synaptics, Inc.*	755	27,565

Total Information Technology		3,620,421

Materials — 8.2%
International Paper Co.	25,607	898,806
MeadWestvaco Corp.	16,016	505,945
Domtar Corp.	4,391	418,814
Louisiana-Pacific Corp.*	26,132	244,335

	Shares	Value
COMMON STOCKS† — 89.1% (continued)
Materials — 8.2% (continued)
Buckeye Technologies, Inc.	7,030	$238,809
Schweitzer-Mauduit International, Inc.	3,319	229,210
KapStone Paper and Packaging Corp.*	10,910	214,927
Deltic Timber Corp.	2,943	186,262
PH Glatfelter Co.	11,762	185,604
Clearwater Paper Corp.*	5,318	176,611
Neenah Paper, Inc.	5,449	162,053

Total Materials		3,461,376

Utilities — 8.0%
Dominion Resources, Inc.	3,754	192,242
Southern Co.	4,181	187,853
Exelon Corp.	4,457	174,759
Duke Energy Corp.	7,633	160,369
NextEra Energy, Inc.	2,495	152,395
PG&E Corp.	3,467	150,502
Consolidated Edison, Inc.	2,533	147,978
Public Service Enterprise Group, Inc.	4,577	140,102
Sempra Energy	2,260	135,510
FirstEnergy Corp.	2,910	132,667
American Electric Power Company, Inc.	3,380	130,400
Xcel Energy, Inc.	4,818	127,532
PPL Corp.	4,332	122,422
Progress Energy, Inc.	2,256	119,816
Edison International	2,615	111,164
DTE Energy Co.	1,970	108,409
Entergy Corp.	1,551	104,227
CenterPoint Energy, Inc.	5,239	103,313
Wisconsin Energy Corp.	2,877	101,213
Ameren Corp.	3,077	100,249
NiSource, Inc.	3,852	93,796
SCANA Corp.	1,901	86,705
CMS Energy Corp.	3,860	84,920
OGE Energy Corp.	1,523	81,481
NSTAR	1,634	79,461
Northeast Utilities	2,085	77,395
Pinnacle West Capital Corp.	1,448	69,359
Pepco Holdings, Inc.	3,292	62,186
ITC Holdings Corp.	775	59,629

Total Utilities		3,398,054

Total Common Stocks (Cost $33,758,193)		37,820,476

	Face Amount
REPURCHASE AGREEMENT††,1 — 11.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$4,845,602	4,845,602

Total Repurchase Agreement (Cost $4,845,602)		4,845,602

Total Investments — 100.5% (Cost $38,603,795)		$42,666,078

Other Assets & Liabilities, net — (0.5)%		(208,790)

Total Net Assets — 100.0%		$42,457,288

U.S. Long Short Momentum Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,892,700)	27	$74,215

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Utilities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† — 99.7%
Electric Utilities — 43.7%
Southern Co.	18,066	$811,705
Exelon Corp.	19,106	749,146
Duke Energy Corp.	32,590	684,716
NextEra Energy, Inc.	10,728	655,266
FirstEnergy Corp.	12,524	570,969
American Electric Power Company, Inc.	14,427	556,594
PPL Corp.	18,642	526,823
Progress Energy, Inc.	9,644	512,193
Edison International	11,313	480,916
Entergy Corp.	6,616	444,595
Northeast Utilities	8,965	332,781
Pinnacle West Capital Corp.	6,216	297,746
Cia Energetica de Minas Gerais ADR	12,243	291,139
Pepco Holdings, Inc.	14,151	267,312
ITC Holdings Corp.	3,321	255,518
N.V. Energy, Inc.	15,780	254,374
Westar Energy, Inc.	8,738	244,052
Great Plains Energy, Inc.	10,608	215,024
Hawaiian Electric Industries, Inc.	7,956	201,685
Cleco Corp.	5,083	201,541
IDACORP, Inc.	4,510	185,451
Portland General Electric Co.	7,082	176,908
UIL Holdings Corp.	4,901	170,359
PNM Resources, Inc.	8,555	156,557
Unisource Energy Corp.	4,184	153,009
El Paso Electric Co.	4,562	148,219

Total Electric Utilities		9,544,598

Multi-Utilities — 37.3%
Dominion Resources, Inc.	13,671	700,091
PG&E Corp.	12,602	547,052
Consolidated Edison, Inc.	9,198	537,347
Public Service Enterprise Group, Inc.	16,771	513,360
Sempra Energy	8,251	494,730
Xcel Energy, Inc.	17,495	463,093
DTE Energy Co.	7,181	395,170
CenterPoint Energy, Inc.	19,225	379,117
Wisconsin Energy Corp.	10,533	370,551
Ameren Corp.	11,282	367,568
NiSource, Inc.	14,171	345,064
SCANA Corp.	6,981	318,403
CMS Energy Corp.	14,041	308,902
OGE Energy Corp.	5,567	297,835
NSTAR	5,981	290,856

	Shares	Value
COMMON STOCKS† — 99.8% (continued)
Multi-Utilities — 37.3% (continued)
Alliant Energy Corp.	6,565	$284,396
MDU Resources Group, Inc.	11,925	267,001
Integrys Energy Group, Inc.	4,941	261,824
TECO Energy, Inc.	14,289	250,772
National Grid plc ADR	4,550	229,684
Vectren Corp.	6,878	199,875
Avista Corp.	6,246	159,773
Black Hills Corp.	4,673	156,686

Total Multi-Utilities		8,139,150

Gas Utilities — 10.6%
ONEOK, Inc.	4,566	372,860
AGL Resources, Inc.	7,052	276,579
National Fuel Gas Co.	5,288	254,459
Questar Corp.	12,303	236,956
UGI Corp.	8,251	224,840
Atmos Energy Corp.	6,990	219,905
Piedmont Natural Gas Company, Inc.	6,160	191,391
WGL Holdings, Inc.	4,602	187,301
Southwest Gas Corp.	4,207	179,807
New Jersey Resources Corp.	3,931	175,205

Total Gas Utilities		2,319,303

Independent Power Producers & Energy Traders — 4.6%
AES Corp.*	31,036	405,640
Calpine Corp.*	21,513	370,239
NRG Energy, Inc.*	15,076	236,241

Total Independent Power
Producers & Energy Traders		1,012,120

Water Utilities — 3.5%
American Water Works Company, Inc.	9,354	318,317
Aqua America, Inc.	10,266	228,829
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,910	222,964

Total Water Utilities		770,110

Total Common Stocks (Cost $16,001,687)		21,785,281

	Face Amount
REPURCHASE AGREEMENT††,1 — 0.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$92,194	92,194

Total Repurchase Agreement (Cost $92,194)		92,194

Total Investments — 100.1% (Cost $16,093,881)		$21,877,475

Other Assets & Liabilities, net — (0.1)%		(35,908)

Total Net Assets — 100.0%		$21,841,567

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Weakening Dollar 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 55.5%
Federal Home Loan Bank[1] 0.06% due 04/16/12	$400,000	$399,990
Federal Farm Credit Bank[1]
0.06% due 04/02/12	200,000	200,000
0.08% due 08/24/12	200,000	199,951

Total Federal Farm Credit Bank		799,941

Fannie Mae[2] 0.03% due 05/03/12	300,000	299,992
Freddie Mac[2] 0.01% due 04/05/12	200,000	200,000

Total Federal Agency Discount Notes (Cost $1,299,917)		1,299,933

REPURCHASE AGREEMENTS††,3 — 44.1%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$406,386	406,386
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	313,495	313,495
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	313,495	313,495

Total Repurchase Agreements (Cost $1,033,376)		1,033,376

Total Investments — 99.6% (Cost $2,333,293)		$2,333,309

Other Assets & Liabilities, net — 0.4%		8,584

Total Net Assets — 100.0%		$2,341,893

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $3,957,000)	50	$45,219

	Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International May 2012 U.S. Dollar Index Swap, Terminating 05/29/12 [5] (Notional Value $706,070)	8,932	$7,107

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by SI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

D. A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following Funds entered into futures contracts for the following purposes

Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation
All Asset Conservative Fund	x	x	-	-	-
All Asset Moderate Fund	x	x	-	-	-
All Asset Aggressive Fund	x	x	-	-	-
Alternative Strategies Allocation Fund	-	x	-	-	-
Commodities Strategy Fund	x	x	-	-	-
Dow 2x Strategy Fund	x	x	-	-	-
Europe 1.25x Strategy Fund	x	x	-	-	-
Government Long Bond 1.2x Strategy Fund	x	x	-	-	-
Inverse Dow 2x Strategy Fund	x	x	-	-	-
Inverse Government Long Bond Strategy Fund	x	x	-	-	-
Inverse Mid-Cap Stategy Fund	x	x	-	-	-
Inverse NASDAQ-100® Strategy Fund	x	x	-	-	-
Inverse Russell 2000® Strategy Fund	x	x	-	-	-
Inverse S&P 500 Strategy Fund	x	x	-	-	-
Japan 2x Strategy Fund	x	x	-	-	-
Managed Futures Strategy Fund	x	x	-	-	-
Mid-Cap 1.5x Strategy Fund	x	x	-	-	-
Multi-Hedge Strategies Fund	-	-	x	x	x
NASDAQ-100® 2x Strategy Fund	x	x	-	-	-
NASDAQ-100® Fund	x	x	-	-	-
Nova Fund	x	x	-	-	-

Russell 2000® 1.5x Strategy Fund	x	x	-	-	-
Russell 2000® 2x Strategy Fund	x	x	-	-	-
S&P 500 2x Strategy Fund	x	x	-	-	-
Strengthening Dollor 2x Strategy Fund	x	x	-	-	-
U.S. Long Short Momentum Fund	x	x	-	-	-
Weakening Dollar 2x Strategy Fund	x	x	-	-	-

F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

G. Certain Funds entered into domestic equity index, corporate bond index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic

NOTES TO FINANCIAL STATEMENTS (Unaudited)

payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

The following Funds entered into swap agreements for the following purposes:

Fund Name	Index Exposure	Liquidity
Dow 2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
NASDAQ-100® 2x Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Nova Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
Russell 2000® 2x Strategy Fund	x	x
S&P 500 2x Strategy Fund	x	x
Strengthening Dollor 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x

H. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a masternetting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At March 31, 2012, none of the Funds held forward currency contracts.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an

NOTES TO FINANCIAL STATEMENTS (Unaudited)

asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets

Nova Fund	$20,236,747	$32,654	$9,122,256	$68,947	$—	$29,460,604
Inverse S&P 500 Strategy Fund	—	—	12,456,703	3,646	—	12,460,349
NASDAQ-100® Fund	53,424,082	—	12,372,634	—	—	65,796,716
Inverse NASDAQ-100® Strategy Fund	—	—	4,733,527	18,376	—	4,751,903
S&P 500 2x Strategy Fund	15,799,211	2,886	12,946,620	127,577	—	28,876,294
NASDAQ-100® 2x Strategy Fund	23,264,719	248,054	20,052,916	—	—	43,565,689
Mid-Cap 1.5x Strategy Fund	11,467,383	66,198	4,608,215	—	—	16,141,796
Inverse Mid-Cap Strategy Fund	—	—	1,032,854	2,852	—	1,035,706
Russell 2000® 2x Strategy Fund	1,884,312	—	3,697,325	—	—	5,581,637
Russell 2000® 1.5x Strategy Fund	9,265,293	10,008	4,305,170	—	—	13,580,471
Inverse Russell 2000® Strategy Fund	—	637	3,816,480	16,965	—	3,834,082
Dow 2x Strategy Fund	10,195,758	332,011	3,975,203	24,367	—	14,527,339
Inverse Dow 2x Strategy Fund	—	829	8,893,407	5,036	—	8,899,272
S&P 500 Pure Growth Fund	41,064,652	—	384,711	—	—	41,449,363
S&P 500 Pure Value Fund	37,779,822	—	211,898	—	—	37,991,720
S&P MidCap 400 Pure Growth Fund	29,511,199	—	222,178	—	—	29,733,377
S&P MidCap 400 Pure Value Fund	23,537,170	—	121,406	—	—	23,658,576
S&P SmallCap 600 Pure Growth Fund	20,789,455	—	133,738	—	—	20,923,193
S&P SmallCap 600 Pure Value Fund	13,341,084	—	38,167	—	—	13,379,251
Europe 1.25x Strategy Fund	5,214,840	57,663	843,706	—	—	6,116,209
Japan 2x Strategy Fund	—	464,703	3,399,170	—	—	3,863,873
Strengthening Dollar 2x Strategy Fund	—	—	2,999,309	—	—	2,999,309
Weakening Dollar 2x Strategy Fund	—	45,219	2,333,309	7,107	—	2,385,635
Real Estate Fund	18,696,528	—	57,032	—	—	18,753,560
Government Long Bond 1.2x Strategy Fund	5,387,664	—	11,935,936	—	—	17,323,600
Inverse Government Long Bond Strategy Fund	—	155,152	41,216,629	—	—	41,371,781
U.S. Government Money Market Fund	—	—	117,502,194	—	—	117,502,194
All-Asset Conservative Strategy Fund	8,926,150	53,902	2,298,576	—	—	11,278,628
All-Asset Moderate Strategy Fund	17,616,021	153,733	3,154,703	—	—	20,924,457
All-Asset Aggressive Strategy Fund	4,216,546	50,331	703,374	—	—	4,970,251
Amerigo Fund	151,704,053	—	1,435,335	—	—	153,139,388
Clermont Fund	71,618,927	—	7,546,926	—	—	79,165,853
Select Allocation Fund	32,015,707	—	4,510,711	—	—	36,526,418
DWA Flexible Allocation Fund	17,562,317	—	249,578	—	—	17,811,895
DWA Sector Rotation Fund	23,047,378	—	205,064	—	—	23,252,442
U.S. Long Short Momentum Fund	37,820,476	74,215	4,845,602	—	—	42,740,293
Alternative Strategies Allocation Fund	6,882,708	9,816	127,843	—	—	7,020,367
Managed Futures Strategy Fund	—	187,127	13,512,989	—	—	13,700,116
Multi-Hedge Strategies Fund	11,908,516	440,524	4,171,287	—	—	16,520,327
Commodities Strategy Fund	—	—	10,574,832	—	—	10,574,832
Banking Fund	12,607,238	—	61,539	—	—	12,668,777
Basic Materials Fund	17,062,069	—	121,324	—	—	17,183,393
Biotechnology Fund	21,928,643	—	139,738	—	—	22,068,381
Consumer Products Fund	21,893,320	—	89,217	—	—	21,982,537
Electronics Fund	4,426,431	—	36,820	—	—	4,463,251
Energy Fund	32,140,339	—	210,041	—	—	32,350,380
Energy Services Fund	19,905,242	—	172,073	—	—	20,077,315
Financial Services Fund	6,808,227	—	39,486	—	—	6,847,713
Health Care Fund	16,545,706	—	85,584	—	—	16,631,290
Internet Fund	7,270,135	—	55,852	—	—	7,325,987
Leisure Fund	10,866,133	—	50,326	—	—	10,916,459
Precious Metals Fund	62,527,301	—	456,623	—	—	62,983,924
Retailing Fund	18,604,011	—	96,936	—	—	18,700,947
Technology Fund	15,032,739	—	97,035	—	—	15,129,774
Telecommunications Fund	4,312,779	—	24,226	—	—	4,337,005
Transportation Fund	5,974,199	—	40,384	—	—	6,014,583
Utilities Fund	21,785,281	—	92,194	—	—	21,877,475

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Liabilities

Nova Fund	$—	$—	$—	$7,125	$—	$7,125
Inverse S&P 500 Strategy Fund	—	1,939	—	34,356	—	36,295
NASDAQ-100® Fund	—	19,144	—	38,609	—	57,753
Inverse NASDAQ-100® Strategy Fund	—	3,387	—	—	—	3,387
S&P 500 2x Strategy Fund	—	—	—	45,018	—	45,018
NASDAQ-100® 2x Strategy Fund	—	—	—	212,801	—	212,801
Mid-Cap 1.5x Strategy Fund	—	—	—	22,229	—	22,229
Inverse Mid-Cap Strategy Fund	—	270	—	—	—	270
Russell 2000® 2x Strategy Fund	—	—	—	39,885	—	39,885
Russell 2000® 1.5x Strategy Fund	—	—	—	53,435	—	53,435
Dow 2x Strategy Fund	—	—	—	2,871	—	2,871
Inverse Dow 2x Strategy Fund	—	—	—	59,515	—	59,515
Europe 1.25x Strategy Fund	—	91,995	—	—	—	91,995
Strengthening Dollar 2x Strategy Fund	—	52,607	—	745	—	53,352
Government Long Bond 1.2x Strategy Fund	—	281,277	—	—	—	281,277
Inverse Government Long Bond Strategy Fund	17,978,316	—	—	—	—	17,978,316
All-Asset Conservative Strategy Fund	—	27,835	—	—	—	27,835
All-Asset Moderate Strategy Fund	—	37,225	—	—	—	37,225
All-Asset Aggressive Strategy Fund	—	4,350	—	—	—	4,350
Alternative Strategies Allocation Fund	—	10,154	—	—	—	10,154
Managed Futures Strategy Fund	—	148,826	—	—	—	148,826
Multi-Hedge Strategies Fund	8,588,270	517,193	970,000	—	—	10,075,463
Commodities Strategy Fund	—	91,139	—	—	—	91,139

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. During the period ended March 31,2012, Biotechnology Fund had securities added to Level 3 as a result of the purchase of a security. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2012:

Securities
Biotechnology Fund*
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$—

*	The market value of the Level 3 security was valued at $0 at March 31, 2012.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group 0.01% Due 04/02/12	$85,315,326	$85,315,397	U.S. Treasury Note 1.38% 11/30/15	$84,226,200	$87,021,803

HSBC Group 0.01% Due 04/02/12	53,403,140	53,403,184	U.S. Treasury STRIPS 0.00% 05/15/20 - 08/15/22	66,011,700	54,471,211

Deutsche Bank 0.01% Due 04/02/12	53,403,140	53,403,184	U.S. Treasury Note 1.25% 03/15/14	53,503,900	54,471,214

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Credit Default Swaps

Multi-Hedge Strategies Fund entered into credit default swaps as a seller of protection primarily to gain exposure similar to the highyield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the ayment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Select SGI or Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions for the period ended March 31, 2012 in which the portfolio company is an “affiliated person” are as follows:

Value Value Shares Investment	Security	Value 3/31/2011	Additions	Reductions	Value 3/31/2012	Shares 3/31/2012	Investment Income
Amerigo	Exchange Traded Fund:
	Barclays ETN+long C Leveraged ETN Linked to S&P 500	$—	$852,621	$—	$1,002,474	6,100	$—

Item 2. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)*	/S/ DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Date May 29, 2012

By (Signature and Title)*	/S/ NIKOLAOS BONOS
Nikolaos Bonos, Vice President & Treasurer

Date May 29, 2012

*	Print the name and title of each signing officer under his or her signature.